     As filed with the Securities and Exchange Commission on April 24, 2019

                                                            File Nos. 333-200244
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 5                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 293                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 2005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                        CLASS XC






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.

The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.

BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Purchase Payment Credit............................. 23
     Free Look........................................... 24
     Accumulation Units.................................. 24
     Account Value....................................... 25
     Replacement of Contracts............................ 25
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 32
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 34
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 36
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 37
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 39
     Withdrawal Charge................................... 39
     Reduction or Elimination of the Withdrawal
       Charge............................................ 40
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 41
     Annuity Date........................................ 41
     Annuity Payments.................................... 41
     Annuity Options..................................... 42
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 44
6. ACCESS TO YOUR MONEY.................................. 44
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 45
7. LIVING BENEFITS....................................... 46
     Overview of Living Benefit Riders................... 46
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 48
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 57
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 58
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 65
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 71
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 74
     Upon Your Death..................................... 74
     Standard Death Benefit -- Principal Protection...... 75
     Optional Death Benefit -- Annual Step-Up............ 75
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 75
     Optional Death Benefit -- Compounded-Plus........... 78
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 80
     Spousal Continuation................................ 81
     Death of the Annuitant.............................. 81
     Controlled Payout................................... 81
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 82
     Qualified Contracts................................. 85
11. OTHER INFORMATION.................................... 92
     BLIC................................................ 92
     The Separate Account................................ 92
     Distributor......................................... 93
     Selling Firms....................................... 94
     Requests and Elections.............................. 95
     Ownership........................................... 96
     Legal Proceedings................................... 97
     Financial Statements................................ 97

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  98
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

                         Account Value................................... 25
                         Accumulation Phase.............................. 17
                         Accumulation Unit............................... 24
                         Annual Benefit Payment.......................... 60
                         Annuitant....................................... 97
                         Annuity Date.................................... 41
                         Annuity Options................................. 42
                         Annuity Payments................................ 41
                         Annuity Service Center............................ 8
                         Annuity Units................................... 41
                         Beneficiary..................................... 97
                         Benefit Base.................................... 66
                         Business Day.................................... 19
                         Contract Year................................... 18
                         Death Benefit Base.............................. 76
                         Fixed Account................................... 17
                         Free Look....................................... 24
                         Good Order...................................... 95
                         Guaranteed Accumulation Amount.................. 71
                         Guaranteed Withdrawal Amount.................... 67
                         GWB Withdrawal Rate............................. 67
                         Income Base..................................... 48
                         Income Phase.................................... 17
                         Investment Portfolios........................... 25
                         Joint Owners.................................... 96
                         Owner........................................... 96
                         Purchase Payment Credit......................... 23
                         Purchase Payment................................ 18
                         Remaining Guaranteed Withdrawal Amount.......... 59
                         Separate Account................................ 92
                         Total Guaranteed Withdrawal Amount.............. 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit, and we will not deduct a withdrawal charge. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and BLIC bears any loss. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



Number of Complete Years from     Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             8
               3                             7
               4                             6
               5                             5
               6                             4
               7                             3
               8                             2
        9 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.30%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.55%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.15%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio          0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%           --          0.95%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.04%         1.03%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,490     $2,815      $4,162      $8,037
    minimum       $1,390     $2,510      $3,650      $7,007



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $690      $2,095      $3,622      $8,037
    minimum        $590      $1,790      $3,110      $7,007



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,149     $1,775      $2,404      $4,441
    minimum       $1,048     $1,458      $1,850      $3,196



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $349      $1,055      $1,864      $4,441
    minimum        $248      $  738      $1,310      $3,196


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See "Purchase

Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Western Asset Management Government Income Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Allocation Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

     Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your

Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


PURCHASE PAYMENT CREDIT


Your Account Value will be credited with an additional amount (Purchase Payment Credit) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 5% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the Free Look provision, BLIC will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase Payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and BLIC bears any loss. The amount returned to you may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your Purchase Payment due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).

EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Class XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.



3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other

Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)

BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio


     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio


      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio


      Loomis Sayles Global Allocation Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging

Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.

EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.40% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your financial representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)



If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.

GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          8
  3                                          7
  4                                          6
  5                                          5
  6                                          4
  7                                          3
  8                                          2
  9 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.

5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the first day of the calendar month after the Annuitant's 90th birthday. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.

If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving

Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract

Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base

(as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract

     Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

    (b)        the American Funds(R) Balanced Allocation Portfolio

    (c)        the American Funds(R) Growth Allocation Portfolio

    (d)        the American Funds(R) Moderate Allocation Portfolio

    (e)        the AQR Global Risk Balanced Portfolio

    (f)        the BlackRock Global Tactical Strategies Portfolio

    (g)        the BlackRock Ultra-Short Term Bond Portfolio

    (h)        the Brighthouse Asset Allocation 20 Portfolio

    (i)        the Brighthouse Asset Allocation 40 Portfolio

    (j)        the Brighthouse Asset Allocation 60 Portfolio

    (k)        the Brighthouse Asset Allocation 80 Portfolio

    (l)        the Brighthouse Balanced Plus Portfolio


    (m)        the Invesco Balanced-Risk Allocation Portfolio

    (n)        the JPMorgan Global Active Allocation Portfolio

    (o)        the MetLife Aggregate Bond Index Portfolio

    (p)        the MetLife Multi-Index Targeted Risk Portfolio

    (q)        the PanAgora Global Diversified Risk Portfolio

    (r)        the Schroders Global Multi-Asset Portfolio

    (s)        the SSGA Growth and Income ETF Portfolio

    (t)        the SSGA Growth ETF Portfolio

    (u)        the Western Asset Management Government Income Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.

(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"),
      or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE

THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders, Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW).

Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual

Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU

     MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal

Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.

If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.

TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio

   (g)        the BlackRock Ultra-Short Term Bond Portfolio

   (h)        the Brighthouse Asset Allocation 20 Portfolio

   (i)        the Brighthouse Asset Allocation 40 Portfolio

   (j)        the Brighthouse Asset Allocation 60 Portfolio

   (k)        the Brighthouse Asset Allocation 80 Portfolio

   (l)        the Brighthouse Balanced Plus Portfolio


   (m)        the Invesco Balanced-Risk Allocation Portfolio

   (n)        the JPMorgan Global Active Allocation Portfolio

   (o)        the MetLife Aggregate Bond Index Portfolio

   (p)        the MetLife Multi-Index Targeted Risk Portfolio

   (q)        the PanAgora Global Diversified Risk Portfolio

   (r)        the Schroders Global Multi-Asset Portfolio

   (s)        the SSGA Growth and Income ETF Portfolio

   (t)        the SSGA Growth ETF Portfolio

   (u)        the Western Asset Management Government Income Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The

     Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the

GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or

(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.

SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.

NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain.It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.

ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.

ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary

Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.142290         10.435926             0.0000
01/01/2013 to 12/31/2013        10.435926         11.352428             0.0000
01/01/2014 to 12/31/2014        11.352428         11.927415             0.0000
01/01/2015 to 12/31/2015        11.927415         11.741318             0.0000
01/01/2016 to 12/31/2016        11.741318         11.904822             0.0000
01/01/2017 to 12/31/2017        11.904822         13.239170             0.0000
01/01/2018 to 12/31/2018        13.239170         12.052958             0.0000
--------------------------      ---------         ---------             ------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.975502          8.829282        61,541.2700
01/01/2010 to 12/31/2010         8.829282          9.692467        72,924.9044
01/01/2011 to 12/31/2011         9.692467          9.284907        65,327.4501
01/01/2012 to 12/31/2012         9.284907         10.315720        64,155.5106
01/01/2013 to 12/31/2013        10.315720         11.967422        65,716.4660
01/01/2014 to 12/31/2014        11.967422         12.421393        74,171.8072
01/01/2015 to 12/31/2015        12.421393         12.071383        71,475.9226
01/01/2016 to 12/31/2016        12.071383         12.737338       137,022.5799
01/01/2017 to 12/31/2017        12.737338         14.568756       129,184.9939
01/01/2018 to 12/31/2018        14.568756         13.642412       121,865.5462
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.326981          8.300294        21,232.9500
01/01/2010 to 12/31/2010         8.300294          9.219205        20,018.1294
01/01/2011 to 12/31/2011         9.219205          8.596417        25,344.7965
01/01/2012 to 12/31/2012         8.596417          9.772025        42,824.9955
01/01/2013 to 12/31/2013         9.772025         11.965637        63,132.1573
01/01/2014 to 12/31/2014        11.965637         12.459187        62,127.2874
01/01/2015 to 12/31/2015        12.459187         12.101984        46,927.3190
01/01/2016 to 12/31/2016        12.101984         12.905708        32,458.8908
01/01/2017 to 12/31/2017        12.905708         15.328473        31,867.4985
01/01/2018 to 12/31/2018        15.328473         14.135163        42,434.3651
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.729921          7.788963        13,406.6400
01/01/2010 to 12/31/2010         7.788963          9.020479        12,654.3949
01/01/2011 to 12/31/2011         9.020479          8.422717        11,880.8154
01/01/2012 to 12/31/2012         8.422717          9.677909        11,879.6366
01/01/2013 to 12/31/2013         9.677909         12.293438        16,740.7862
01/01/2014 to 12/31/2014        12.293438         13.016593        16,508.8267
01/01/2015 to 12/31/2015        13.016593         13.566700        16,531.3415
01/01/2016 to 12/31/2016        13.566700         14.486374         3,282.0818
01/01/2017 to 12/31/2017        14.486374         18.135398           132.3595
01/01/2018 to 12/31/2018        18.135398         17.658908           129.5973
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.645773          9.233958           839.9100
01/01/2010 to 12/31/2010         9.233958          9.932973         4,861.2391
01/01/2011 to 12/31/2011         9.932973          9.740741        10,832.7368
01/01/2012 to 12/31/2012         9.740741         10.565738        14,681.6649
01/01/2013 to 12/31/2013        10.565738         11.739193        14,650.4071
01/01/2014 to 12/31/2014        11.739193         12.189727        14,545.2961
01/01/2015 to 12/31/2015        12.189727         11.843807        14,464.2550
01/01/2016 to 12/31/2016        11.843807         12.404849        14,344.0079
01/01/2017 to 12/31/2017        12.404849         13.715893        14,249.9839
01/01/2018 to 12/31/2018        13.715893         12.964133        10,333.1046
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.067176         11.413977             0.0000
01/01/2013 to 12/31/2013        11.413977         10.792323             0.0000
01/01/2014 to 12/31/2014        10.792323         10.985012             0.0000
01/01/2015 to 12/31/2015        10.985012          9.722026             0.0000
01/01/2016 to 12/31/2016         9.722026         10.367923             0.0000
01/01/2017 to 12/31/2017        10.367923         11.142750             0.0000
01/01/2018 to 12/31/2018        11.142750         10.212121             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.899079         10.168330             0.0000
01/01/2013 to 12/31/2013        10.168330         10.977976             0.0000
01/01/2014 to 12/31/2014        10.977976         11.380095             0.0000
01/01/2015 to 12/31/2015        11.380095         11.125896             0.0000
01/01/2016 to 12/31/2016        11.125896         11.371803             0.0000
01/01/2017 to 12/31/2017        11.371803         12.611904             0.0000
01/01/2018 to 12/31/2018        12.611904         11.455461             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.465407         16.456463           537.5000
01/01/2010 to 12/31/2010        16.456463         18.646966         1,114.7065
01/01/2011 to 12/31/2011        18.646966         18.679105             0.0000
01/01/2012 to 12/31/2012        18.679105         21.303893             0.0000
01/01/2013 to 12/31/2013        21.303893         22.796863         1,776.7362
01/01/2014 to 12/31/2014        22.796863         23.047203         1,769.8900
01/01/2015 to 12/31/2015        23.047203         21.643998         4,408.9741
01/01/2016 to 12/31/2016        21.643998         24.144777         2,784.0803
01/01/2017 to 12/31/2017        24.144777         25.466411         3,526.1822
01/01/2018 to 12/31/2018        25.466411         24.205649         3,227.1059
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.484650          9.716919       215,683.0600
01/01/2010 to 12/31/2010         9.716919         11.079702       191,282.3535
01/01/2011 to 12/31/2011        11.079702         10.218106       144,483.9971
01/01/2012 to 12/31/2012        10.218106         11.673833       139,826.2894
01/01/2013 to 12/31/2013        11.673833         14.796978       140,455.0606
01/01/2014 to 12/31/2014        14.796978         15.219159       141,266.2518
01/01/2015 to 12/31/2015        15.219159         14.596259       133,318.4188
01/01/2016 to 12/31/2016        14.596259         15.568422       128,950.8966
01/01/2017 to 12/31/2017        15.568422         18.733080       120,662.6463
01/01/2018 to 12/31/2018        18.733080         16.487129        82,229.1312
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.925834         10.334200             0.0000
01/01/2013 to 12/31/2013        10.334200         11.567011             0.0000
01/01/2014 to 12/31/2014        11.567011         12.413265         3,815.1665
01/01/2015 to 12/31/2015        12.413265         11.652590             0.0000
01/01/2016 to 12/31/2016        11.652590         12.358764             0.0000
01/01/2017 to 12/31/2017        12.358764         14.314300         3,006.6010
01/01/2018 to 12/31/2018        14.314300         12.976773         2,958.6783
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.537811         14.279284        56,406.5700
01/01/2010 to 12/31/2010        14.279284         16.756599        54,225.9746
01/01/2011 to 12/31/2011        16.756599         14.927231        52,341.0242
01/01/2012 to 12/31/2012        14.927231         17.235731        48,088.6180
01/01/2013 to 12/31/2013        17.235731         22.342902        42,120.5774
01/01/2014 to 12/31/2014        22.342902         22.242725        40,408.4414
01/01/2015 to 12/31/2015        22.242725         20.592116        39,675.5471
01/01/2016 to 12/31/2016        20.592116         26.453537        39,035.5272
01/01/2017 to 12/31/2017        26.453537         28.921671        31,435.2202
01/01/2018 to 12/31/2018        28.921671         23.991290       258,283.5332
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.066196         10.030731       555,585.7100
01/01/2010 to 12/31/2010        10.030731         12.140074       567,535.9481
01/01/2011 to 12/31/2011        12.140074          9.659757       518,425.2809
01/01/2012 to 12/31/2012         9.659757         11.239572        22,592.8080
01/01/2013 to 12/31/2013        11.239572         10.452519       617,762.5415
01/01/2014 to 12/31/2014        10.452519          9.563007        27,313.3734
01/01/2015 to 12/31/2015         9.563007          8.066652        25,881.5665
01/01/2016 to 12/31/2016         8.066652          8.803187        15,148.3277
01/01/2017 to 12/31/2017         8.803187         11.057430        11,754.9573
01/01/2018 to 12/31/2018        11.057430          9.286269        10,885.1377
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997055         10.170970        10,932.5409
01/01/2011 to 12/31/2011        10.170970         10.155004        10,103.8462
01/01/2012 to 12/31/2012        10.155004         10.666415         8,448.9452
01/01/2013 to 12/31/2013        10.666415         10.840018        13,023.2652
01/01/2014 to 12/31/2014        10.840018         10.687534         6,107.7679
01/01/2015 to 12/31/2015        10.687534         10.372846             0.0000
01/01/2016 to 12/31/2016        10.372846         11.093219             0.0000
01/01/2017 to 12/31/2017        11.093219         11.257181             0.0000
01/01/2018 to 12/31/2018        11.257181         11.050641             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011          9.987056          9.717547            0.0000
01/01/2012 to 12/31/2012          9.717547          9.928013            0.0000
01/01/2013 to 12/31/2013          9.928013          9.829622        7,604.2265
01/01/2014 to 12/31/2014          9.829622          9.722301            0.0000
01/01/2015 to 12/31/2015          9.722301          9.456262            0.0000
01/01/2016 to 12/31/2016          9.456262          9.545127            0.0000
01/01/2017 to 12/31/2017          9.545127          9.467054            0.0000
01/01/2018 to 12/31/2018          9.467054          9.305034            0.0000
--------------------------        --------          --------        ----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.997644         10.842469            0.0000
01/01/2010 to 12/31/2010         10.842469         12.049076            0.0000
01/01/2011 to 12/31/2011         12.049076         11.754322            0.0000
01/01/2012 to 12/31/2012         11.754322         13.146553            0.0000
01/01/2013 to 12/31/2013         13.146553         13.000395            0.0000
01/01/2014 to 12/31/2014         13.000395         12.868969            0.0000
01/01/2015 to 12/31/2015         12.868969         12.071238            0.0000
01/01/2016 to 12/31/2016         12.071238         11.917806            0.0000
01/01/2017 to 12/31/2017         11.917806         11.681299            0.0000
01/01/2018 to 12/31/2018         11.681299         11.546150            0.0000
--------------------------       ---------         ---------        ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.052459         11.937341       17,190.0400
01/01/2010 to 12/31/2010         11.937341         13.565479       15,697.8136
01/01/2011 to 12/31/2011         13.565479         12.535725       15,065.9336
01/01/2012 to 12/31/2012         12.535725         15.456164       16,523.2502
01/01/2013 to 12/31/2013         15.456164         15.663731       20,397.0291
01/01/2014 to 12/31/2014         15.663731         17.364568       18,107.8383
01/01/2015 to 12/31/2015         17.364568         16.756976        7,632.8106
01/01/2016 to 12/31/2016         16.756976         16.543959        4,992.9661
01/01/2017 to 12/31/2017         16.543959         17.933041        4,963.8785
01/01/2018 to 12/31/2018         17.933041         16.032116        4,099.9150
--------------------------       ---------         ---------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.524155          5.887432       85,488.1900
01/01/2010 to 12/31/2010          5.887432          7.132966       78,346.8353
01/01/2011 to 12/31/2011          7.132966          7.208270       91,440.2236
01/01/2012 to 12/31/2012          7.208270          8.359733       85,754.1487
01/01/2013 to 12/31/2013          8.359733         11.913154       74,650.0670
01/01/2014 to 12/31/2014         11.913154         13.862652      551,318.5721
01/01/2015 to 12/31/2015         13.862652         13.020060       56,181.7336
01/01/2016 to 12/31/2016         13.020060         13.084684       55,825.4175
01/01/2017 to 12/31/2017         13.084684         15.164769       52,283.6218
01/01/2018 to 12/31/2018         15.164769         13.792878       51,613.8494
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        122.432663        125.284241            0.0000
01/01/2011 to 12/31/2011        125.284241        113.372247            0.0000
01/01/2012 to 12/31/2012        113.372247        135.929968        1,109.5068
01/01/2013 to 12/31/2013        135.929968        171.335807        1,087.1485
01/01/2014 to 04/25/2014        171.335807        177.992214            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.527670          6.113936       14,655.4600
01/01/2010 to 12/31/2010          6.113936          6.422871       19,457.1003
01/01/2011 to 04/29/2011          6.422871          6.812825            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.691446         10.802248             0.0000
01/01/2013 to 12/31/2013        10.802248         10.094635             0.0000
01/01/2014 to 12/31/2014        10.094635         10.626518             0.0000
01/01/2015 to 12/31/2015        10.626518         10.445211         4,066.1824
01/01/2016 to 12/31/2016        10.445211         10.357706         4,010.1193
01/01/2017 to 12/31/2017        10.357706         10.401565             0.0000
01/01/2018 to 12/31/2018        10.401565         10.172504             0.0000
--------------------------      ---------         ---------         ----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.891774         16.529776        84,509.7800
01/01/2010 to 12/31/2010        16.529776         18.834917        82,056.0454
01/01/2011 to 12/31/2011        18.834917         15.806835        75,108.6537
01/01/2012 to 12/31/2012        15.806835         19.994092        63,957.7275
01/01/2013 to 12/31/2013        19.994092         25.535506        53,999.0730
01/01/2014 to 12/31/2014        25.535506         23.545211        53,300.2706
01/01/2015 to 12/31/2015        23.545211         22.002206       322,204.6946
01/01/2016 to 12/31/2016        22.002206         23.295213       317,868.5063
01/01/2017 to 12/31/2017        23.295213         29.739260       303,791.1543
01/01/2018 to 12/31/2018        29.739260         22.126068        35,569.3470
--------------------------      ---------         ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010589          1.042600             0.0000
01/01/2013 to 12/31/2013         1.042600          1.039414             0.0000
01/01/2014 to 12/31/2014         1.039414          1.074078             0.0000
01/01/2015 to 12/31/2015         1.074078          1.007024             0.0000
01/01/2016 to 12/31/2016         1.007024          1.101086         8,566.5972
01/01/2017 to 12/31/2017         1.101086          1.185509         8,509.9813
01/01/2018 to 12/31/2018         1.185509          1.085495         7,728.7369
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.086015          8.778122         4,115.8400
01/01/2010 to 12/31/2010         8.778122          9.867669         4,115.5376
01/01/2011 to 12/31/2011         9.867669          9.514947         6,687.6203
01/01/2012 to 12/31/2012         9.514947         11.027999         7,380.0093
01/01/2013 to 12/31/2013        11.027999         14.613184        26,925.9550
01/01/2014 to 12/31/2014        14.613184         15.634212        26,516.7459
01/01/2015 to 12/31/2015        15.634212         14.387943        25,795.2759
01/01/2016 to 12/31/2016        14.387943         16.517800         9,551.6702
01/01/2017 to 12/31/2017        16.517800         19.080979         6,328.2725
01/01/2018 to 12/31/2018        19.080979         16.403082         6,309.0533
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.282264         12.157292        33,942.5400
01/01/2010 to 12/31/2010        12.157292         15.014392        30,906.4196
01/01/2011 to 12/31/2011        15.014392         14.536761        33,655.5363
01/01/2012 to 12/31/2012        14.536761         16.819537        30,905.6639
01/01/2013 to 12/31/2013        16.819537         23.075728        25,322.2699
01/01/2014 to 12/31/2014        23.075728         24.371523        23,945.3138
01/01/2015 to 12/31/2015        24.371523         23.445234        21,706.9420
01/01/2016 to 12/31/2016        23.445234         25.570429        20,546.9651
01/01/2017 to 12/31/2017        25.570429         31.368347        18,830.7618
01/01/2018 to 12/31/2018        31.368347         27.919802        17,965.9095
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.818387         10.239016             0.0000
01/01/2014 to 12/31/2014        10.239016         10.531517             0.0000
01/01/2015 to 12/31/2015        10.531517         10.357282             0.0000
01/01/2016 to 12/31/2016        10.357282         10.363027             0.0000
01/01/2017 to 12/31/2017        10.363027         10.479104             0.0000
01/01/2018 to 12/31/2018        10.479104         10.257206             0.0000
--------------------------      ---------         ---------             ------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.906301          9.773545           913.5200
01/01/2010 to 12/31/2010         9.773545         10.149269         3,553.2300
01/01/2011 to 12/31/2011        10.149269         10.509031         3,530.6549
01/01/2012 to 12/31/2012        10.509031         10.789921         3,505.7792
01/01/2013 to 04/26/2013        10.789921         10.761277             0.0000
--------------------------      ---------         ---------         ----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012643          1.044636             0.0000
01/01/2013 to 12/31/2013         1.044636          1.134749             0.0000
01/01/2014 to 12/31/2014         1.134749          1.188086             0.0000
01/01/2015 to 12/31/2015         1.188086          1.173212             0.0000
01/01/2016 to 12/31/2016         1.173212          1.181592             0.0000
01/01/2017 to 12/31/2017         1.181592          1.349177             0.0000
01/01/2018 to 12/31/2018         1.349177          1.225416             0.0000
--------------------------      ---------         ---------         ----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996748          1.035035             0.0000
01/01/2015 to 12/31/2015         1.035035          1.003053             0.0000
01/01/2016 to 12/31/2016         1.003053          1.001303             0.0000
01/01/2017 to 12/31/2017         1.001303          1.131860             0.0000
01/01/2018 to 04/30/2018         1.131860          1.101099             0.0000
--------------------------      ---------         ---------         ----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.651494         10.545536         8,671.6400
01/01/2010 to 12/31/2010        10.545536         12.593441        10,028.0046
01/01/2011 to 12/31/2011        12.593441         12.143329        10,044.0248
01/01/2012 to 12/31/2012        12.143329         13.895868         8,456.5735
01/01/2013 to 12/31/2013        13.895868         15.929849         9,628.0034
01/01/2014 to 12/31/2014        15.929849         16.131567         9,553.1343
01/01/2015 to 12/31/2015        16.131567         15.982249         9,752.8976
01/01/2016 to 12/31/2016        15.982249         16.389567         9,160.7063
01/01/2017 to 12/31/2017        16.389567         19.726703         6,602.1027
01/01/2018 to 12/31/2018        19.726703         18.264620         6,379.3604
--------------------------      ---------         ---------        -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.757938         11.192154             0.0000
01/01/2014 to 12/31/2014        11.192154         11.968551             0.0000
01/01/2015 to 12/31/2015        11.968551         11.572000             0.0000
01/01/2016 to 12/31/2016        11.572000         11.819841             0.0000
01/01/2017 to 12/31/2017        11.819841         13.367398             0.0000
01/01/2018 to 12/31/2018        13.367398         12.141533             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.754781         12.560971        54,304.1400
01/01/2010 to 12/31/2010        12.560971         13.696086        51,801.9366
01/01/2011 to 12/31/2011        13.696086         11.968950        49,173.2013
01/01/2012 to 12/31/2012        11.968950         13.670111        35,398.5178
01/01/2013 to 12/31/2013        13.670111         15.955932        54,826.9277
01/01/2014 to 12/31/2014        15.955932         14.531189        54,911.5173
01/01/2015 to 12/31/2015        14.531189         13.969774        57,141.9566
01/01/2016 to 12/31/2016        13.969774         13.552932        31,567.7198
01/01/2017 to 12/31/2017        13.552932         17.000427        26,996.4581
01/01/2018 to 12/31/2018        17.000427         14.308196        25,156.7013
--------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999706          1.030240             0.0000
01/01/2015 to 12/31/2015         1.030240          0.953095             0.0000
01/01/2016 to 12/31/2016         0.953095          1.036586         8,915.7497
01/01/2017 to 12/31/2017         1.036586          1.142417         8,856.8189
01/01/2018 to 12/31/2018         1.142417          1.033103         8,043.7493
--------------------------      ---------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.672796         12.331203       135,064.5100
01/01/2010 to 12/31/2010        12.331203         13.005643        63,367.0036
01/01/2011 to 12/31/2011        13.005643         14.147999        60,424.5158
01/01/2012 to 12/31/2012        14.147999         15.109869        52,068.9885
01/01/2013 to 12/31/2013        15.109869         13.416761        42,708.7640
01/01/2014 to 12/31/2014        13.416761         13.511281        32,939.1999
01/01/2015 to 12/31/2015        13.511281         12.812577        32,962.4239
01/01/2016 to 12/31/2016        12.812577         13.165039        30,993.3159
01/01/2017 to 12/31/2017        13.165039         13.332612        32,130.3524
01/01/2018 to 12/31/2018        13.332612         12.733138        30,321.5270
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.644921         14.607287       173,819.3200
01/01/2010 to 12/31/2010        14.607287         15.464763       116,265.5646
01/01/2011 to 12/31/2011        15.464763         15.616471        99,769.9036
01/01/2012 to 12/31/2012        15.616471         16.699459        84,823.6444
01/01/2013 to 12/31/2013        16.699459         16.031177        61,006.4648
01/01/2014 to 12/31/2014        16.031177         16.347902        55,861.9910
01/01/2015 to 12/31/2015        16.347902         16.000964        53,445.7538
01/01/2016 to 12/31/2016        16.000964         16.069325        64,651.4824
01/01/2017 to 12/31/2017        16.069325         16.436334        61,486.5211
01/01/2018 to 12/31/2018        16.436334         16.047852        46,279.8812
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214004         10.696808             0.0000
01/01/2014 to 12/31/2014        10.696808         11.373937             0.0000
01/01/2015 to 12/31/2015        11.373937         10.992684             0.0000
01/01/2016 to 12/31/2016        10.992684         11.250110             0.0000
01/01/2017 to 12/31/2017        11.250110         12.825280             0.0000
01/01/2018 to 04/30/2018        12.825280         12.236339             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010621          1.062656             0.0000
01/01/2013 to 12/31/2013         1.062656          1.145214             0.0000
01/01/2014 to 12/31/2014         1.145214          1.207600             0.0000
01/01/2015 to 12/31/2015         1.207600          1.171522             0.0000
01/01/2016 to 12/31/2016         1.171522          1.211424             0.0000
01/01/2017 to 12/31/2017         1.211424          1.355240             0.0000
01/01/2018 to 12/31/2018         1.355240          1.201266             0.0000
--------------------------       --------          --------             ------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.364414         10.223891             0.0000
01/01/2010 to 12/31/2010        10.223891         11.231233             0.0000
01/01/2011 to 12/31/2011        11.231233         11.109478             0.0000
01/01/2012 to 12/31/2012        11.109478         12.268540             0.0000
01/01/2013 to 12/31/2013        12.268540         13.560368             0.0000
01/01/2014 to 12/31/2014        13.560368         14.043275             0.0000
01/01/2015 to 12/31/2015        14.043275         13.474703             0.0000
01/01/2016 to 12/31/2016        13.474703         13.950923             0.0000
01/01/2017 to 12/31/2017        13.950923         15.820687             0.0000
01/01/2018 to 12/31/2018        15.820687         14.472861             0.0000
--------------------------      ---------         ---------             ------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.668467          9.689346             0.0000
01/01/2010 to 12/31/2010         9.689346         10.825647             0.0000
01/01/2011 to 12/31/2011        10.825647         10.370241             0.0000
01/01/2012 to 12/31/2012        10.370241         11.674140             0.0000
01/01/2013 to 12/31/2013        11.674140         13.490796             0.0000
01/01/2014 to 12/31/2014        13.490796         13.914062             0.0000
01/01/2015 to 12/31/2015        13.914062         13.303345             0.0000
01/01/2016 to 12/31/2016        13.303345         13.916142             0.0000
01/01/2017 to 12/31/2017        13.916142         16.295677             0.0000
01/01/2018 to 12/31/2018        16.295677         14.552177             0.0000
--------------------------      ---------         ---------             ------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        34.873955         40.409933        45,891.2500
01/01/2010 to 12/31/2010        40.409933         46.282060        43,820.8471
01/01/2011 to 12/31/2011        46.282060         43.482842        39,705.8210
01/01/2012 to 12/31/2012        43.482842         50.203734        37,433.7616
01/01/2013 to 12/31/2013        50.203734         65.732361        33,285.4439
01/01/2014 to 12/31/2014        65.732361         72.878183        31,026.9548
01/01/2015 to 12/31/2015        72.878183         68.770075        30,584.2168
01/01/2016 to 12/31/2016        68.770075         78.038833        29,916.0098
01/01/2017 to 12/31/2017        78.038833         89.329605        24,777.2197
01/01/2018 to 12/31/2018        89.329605         79.412282        23,826.2314
--------------------------      ---------         ---------        -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.560923          7.917536        77,340.5900
01/01/2010 to 12/31/2010         7.917536          9.894508        71,598.8648
01/01/2011 to 12/31/2011         9.894508          9.524882        66,861.3984
01/01/2012 to 12/31/2012         9.524882         10.596666        43,176.7301
01/01/2013 to 12/31/2013        10.596666         14.165106        37,226.1567
01/01/2014 to 12/31/2014        14.165106         15.634863        35,006.3578
01/01/2015 to 12/31/2015        15.634863         16.323501        35,868.1374
01/01/2016 to 12/31/2016        16.323501         16.969333        36,085.2577
01/01/2017 to 12/31/2017        16.969333         20.719225        29,573.7882
01/01/2018 to 12/31/2018        20.719225         19.831695        28,850.8629
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.236527         18.869325             0.0000
01/01/2010 to 12/31/2010        18.869325         23.182819             0.0000
01/01/2011 to 12/31/2011        23.182819         21.851488           340.9115
01/01/2012 to 12/31/2012        21.851488         24.527263           338.7420
01/01/2013 to 12/31/2013        24.527263         31.280705           336.6418
01/01/2014 to 12/31/2014        31.280705         33.567659           334.6414
01/01/2015 to 12/31/2015        33.567659         29.902796           293.3521
01/01/2016 to 12/31/2016        29.902796         33.804310             0.0000
01/01/2017 to 12/31/2017        33.804310         36.222328             0.0000
01/01/2018 to 12/31/2018        36.222328         31.850530             0.0000
--------------------------      ---------         ---------           --------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.377703         12.143060        26,153.5500
01/01/2010 to 12/31/2010        12.143060         14.764987        24,945.6048
01/01/2011 to 12/31/2011        14.764987         13.542005        23,893.2084
01/01/2012 to 12/31/2012        13.542005         15.653603        17,447.0252
01/01/2013 to 12/31/2013        15.653603         20.323067        15,400.8067
01/01/2014 to 12/31/2014        20.323067         22.522128        14,191.5797
01/01/2015 to 12/31/2015        22.522128         20.032899        13,905.9566
01/01/2016 to 12/31/2016        20.032899         22.191638        12,405.8323
01/01/2017 to 12/31/2017        22.191638         24.064660         9,258.0932
01/01/2018 to 12/31/2018        24.064660         20.419789         9,067.3433
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.817705          9.627770         5,508.0027
01/01/2014 to 12/31/2014         9.627770          9.107908         5,490.8948
01/01/2015 to 12/31/2015         9.107908          8.720698         3,573.8812
01/01/2016 to 12/31/2016         8.720698          8.966308         3,533.6707
01/01/2017 to 12/31/2017         8.966308         11.838188         3,530.9295
01/01/2018 to 12/31/2018        11.838188          9.593244         3,528.5049
--------------------------      ---------         ---------        -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.023690          8.404585        13,613.7200
01/01/2010 to 12/31/2010         8.404585          8.792939        14,305.4939
01/01/2011 to 12/31/2011         8.792939          7.376770        12,715.6856
01/01/2012 to 12/31/2012         7.376770          8.478253         5,696.1831
01/01/2013 to 04/26/2013         8.478253          8.772194             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.400275         10.204821        63,529.5900
01/01/2010 to 12/31/2010        10.204821          9.987747        55,552.6665
01/01/2011 to 12/31/2011         9.987747          9.775866        54,837.3228
01/01/2012 to 12/31/2012         9.775866          9.566789        52,065.0733
01/01/2013 to 12/31/2013         9.566789          9.363288        36,313.8100
01/01/2014 to 12/31/2014         9.363288          9.164114         1,886.7579
01/01/2015 to 12/31/2015         9.164114          8.969178         1,838.6134
01/01/2016 to 12/31/2016         8.969178          8.788233         1,779.8566
01/01/2017 to 12/31/2017         8.788233          8.656391           873.4265
01/01/2018 to 12/31/2018         8.656391          8.602477           872.5478
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.034480         13.225406               0.0000
01/01/2015 to 12/31/2015        13.225406         12.868281               0.0000
01/01/2016 to 12/31/2016        12.868281         13.165119               0.0000
01/01/2017 to 12/31/2017        13.165119         13.779157               0.0000
01/01/2018 to 12/31/2018        13.779157         13.132363               0.0000
--------------------------      ---------         ---------               ------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.838978         10.632764          97,952.2600
01/01/2010 to 12/31/2010        10.632764         11.541269         122,501.1502
01/01/2011 to 12/31/2011        11.541269         11.496864         130,472.1476
01/01/2012 to 12/31/2012        11.496864         12.478748         125,458.3353
01/01/2013 to 12/31/2013        12.478748         13.322246         109,267.7872
01/01/2014 to 04/25/2014        13.322246         13.400145               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.546884         10.547270         394,858.1900
01/01/2010 to 12/31/2010        10.547270         11.603037         390,184.1750
01/01/2011 to 12/31/2011        11.603037         11.343487         400,408.2170
01/01/2012 to 12/31/2012        11.343487         12.476880         388,001.7195
01/01/2013 to 12/31/2013        12.476880         13.948698         364,366.7545
01/01/2014 to 04/25/2014        13.948698         13.977387               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.599528         13.909304         441,367.6944
01/01/2015 to 12/31/2015        13.909304         13.467298         337,695.6504
01/01/2016 to 12/31/2016        13.467298         13.983276         326,634.5963
01/01/2017 to 12/31/2017        13.983276         15.143258         313,791.9959
01/01/2018 to 12/31/2018        15.143258         14.167155         294,276.0657
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.157789         10.246702         980,210.2600
01/01/2010 to 12/31/2010        10.246702         11.391333         947,612.3954
01/01/2011 to 12/31/2011        11.391333         10.959672         917,567.7102
01/01/2012 to 12/31/2012        10.959672         12.219557         763,351.6679
01/01/2013 to 12/31/2013        12.219557         14.282122         738,451.1778
01/01/2014 to 04/25/2014        14.282122         14.268426               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.985377         14.412331         671,276.9474
01/01/2015 to 12/31/2015        14.412331         13.926903         654,767.5887
01/01/2016 to 12/31/2016        13.926903         14.599181         513,994.5229
01/01/2017 to 12/31/2017        14.599181         16.394593         493,998.0194
01/01/2018 to 12/31/2018        16.394593         15.061265         431,369.6034
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.838350          9.980646       1,456,331.1400
01/01/2010 to 12/31/2010         9.980646         11.281589       1,390,819.0800
01/01/2011 to 12/31/2011        11.281589         10.614375       1,165,239.9764
01/01/2012 to 12/31/2012        10.614375         12.020404       1,035,613.0994
01/01/2013 to 12/31/2013        12.020404         14.813585       1,029,750.3439
01/01/2014 to 04/25/2014        14.813585         14.718888               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         6.997364          8.803900        10,425.8200
01/01/2010 to 12/31/2010         8.803900          9.482346        10,370.1286
01/01/2011 to 12/31/2011         9.482346          9.117654        10,308.9130
01/01/2012 to 12/31/2012         9.117654         10.361447        24,772.6777
01/01/2013 to 04/26/2013        10.361447         11.128097             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.960101         14.469288       833,589.5397
01/01/2015 to 12/31/2015        14.469288         13.921274       740,774.6038
01/01/2016 to 12/31/2016        13.921274         14.734367       620,691.4589
01/01/2017 to 12/31/2017        14.734367         17.185338       574,252.0562
01/01/2018 to 12/31/2018        17.185338         15.453419       508,998.1541
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.436834         11.659237        43,143.8800
01/01/2010 to 12/31/2010        11.659237         13.095713        38,171.1823
01/01/2011 to 12/31/2011        13.095713         13.649653        35,658.1240
01/01/2012 to 12/31/2012        13.649653         14.904861        33,964.7517
01/01/2013 to 12/31/2013        14.904861         19.913900        25,116.2015
01/01/2014 to 12/31/2014        19.913900         19.816515        23,751.7746
01/01/2015 to 12/31/2015        19.816515         17.520404        23,381.5970
01/01/2016 to 12/31/2016        17.520404         21.032104        23,512.2563
01/01/2017 to 12/31/2017        21.032104         23.167395        18,861.9103
01/01/2018 to 12/31/2018        23.167395         19.629739        18,297.2858
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.123009         14.139917         4,100.5900
01/01/2010 to 12/31/2010        14.139917         16.965664         4,149.6097
01/01/2011 to 12/31/2011        16.965664         13.906530         4,125.4983
01/01/2012 to 12/31/2012        13.906530         16.045912             0.0000
01/01/2013 to 12/31/2013        16.045912         20.039580             0.0000
01/01/2014 to 12/31/2014        20.039580         18.300219             0.0000
01/01/2015 to 12/31/2015        18.300219         18.941736         1,162.0564
01/01/2016 to 12/31/2016        18.941736         19.619008         1,067.5379
01/01/2017 to 12/31/2017        19.619008         25.049718         1,151.6219
01/01/2018 to 12/31/2018        25.049718         19.473057         1,046.0822
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        20.738447         21.003830           607.4624
01/01/2017 to 12/31/2017        21.003830         24.425294         6,919.2252
01/01/2018 to 12/31/2018        24.425294         23.818452         6,876.8014
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        11.949352         14.577210             0.0000
01/01/2010 to 12/31/2010        14.577210         16.540286             0.0000
01/01/2011 to 12/31/2011        16.540286         15.400399             0.0000
01/01/2012 to 12/31/2012        15.400399         16.635132             0.0000
01/01/2013 to 12/31/2013        16.635132         21.607643             0.0000
01/01/2014 to 12/31/2014        21.607643         23.459859             0.0000
01/01/2015 to 12/31/2015        23.459859         22.903277             0.0000
01/01/2016 to 04/29/2016        22.903277         22.989529             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.600388         11.096531       154,385.0100
01/01/2010 to 12/31/2010        11.096531         12.144019       145,632.1539
01/01/2011 to 12/31/2011        12.144019         11.389464       134,230.5059
01/01/2012 to 12/31/2012        11.389464         12.561693       124,612.8279
01/01/2013 to 12/31/2013        12.561693         16.416798       108,919.2054
01/01/2014 to 12/31/2014        16.416798         17.746114       102,637.3866
01/01/2015 to 12/31/2015        17.746114         17.762314       100,518.4510
01/01/2016 to 12/31/2016        17.762314         18.627904        92,107.6477
01/01/2017 to 12/31/2017        18.627904         21.682479        85,526.8399
01/01/2018 to 12/31/2018        21.682479         21.165799        80,763.0129
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.040324         16.653157        14,830.8044
01/01/2014 to 12/31/2014        16.653157         18.071582        13,823.1072
01/01/2015 to 12/31/2015        18.071582         18.147775        12,138.8181
01/01/2016 to 12/31/2016        18.147775         18.677857        11,991.5754
01/01/2017 to 12/31/2017        18.677857         22.840378        11,566.1293
01/01/2018 to 12/31/2018        22.840378         21.032727        10,934.5480
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.693113         11.080783        17,899.8600
01/01/2010 to 12/31/2010        11.080783         13.791207        16,139.9489
01/01/2011 to 12/31/2011        13.791207         12.490689        16,850.6000
01/01/2012 to 12/31/2012        12.490689         12.959416        16,870.0948
01/01/2013 to 04/26/2013        12.959416         13.950498             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.812070         10.670910        99,426.8100
01/01/2010 to 12/31/2010        10.670910         11.625674        94,223.7130
01/01/2011 to 12/31/2011        11.625674         11.404118        90,517.9449
01/01/2012 to 12/31/2012        11.404118         12.896570       121,936.4372
01/01/2013 to 12/31/2013        12.896570         17.258806       111,102.1716
01/01/2014 to 12/31/2014        17.258806         18.368596       106,000.7401
01/01/2015 to 12/31/2015        18.368596         19.872682       102,505.0500
01/01/2016 to 12/31/2016        19.872682         19.424732       101,347.9008
01/01/2017 to 12/31/2017        19.424732         26.045507        85,120.8557
01/01/2018 to 12/31/2018        26.045507         25.517367        80,183.5505
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.678787          6.850286             0.0000
01/01/2010 to 12/31/2010         6.850286          7.736135             0.0000
01/01/2011 to 12/31/2011         7.736135          7.281158             0.0000
01/01/2012 to 12/31/2012         7.281158          8.028515             0.0000
01/01/2013 to 04/26/2013         8.028515          8.607421             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.271626          7.414348        82,934.7100
01/01/2010 to 12/31/2010         7.414348          7.938615        74,398.5598
01/01/2011 to 12/31/2011         7.938615          7.662823        58,565.3124
01/01/2012 to 04/27/2012         7.662823          8.599629             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.326289         13.725823         2,548.8400
01/01/2010 to 12/31/2010        13.725823         14.193003         2,752.6005
01/01/2011 to 12/31/2011        14.193003         14.885242         5,096.3591
01/01/2012 to 12/31/2012        14.885242         15.088916         3,579.6615
01/01/2013 to 12/31/2013        15.088916         14.388352         1,074.9511
01/01/2014 to 12/31/2014        14.388352         14.851180         1,074.9511
01/01/2015 to 12/31/2015        14.851180         14.527083         1,074.9511
01/01/2016 to 12/31/2016        14.527083         14.514744             0.0000
01/01/2017 to 12/31/2017        14.514744         14.624182             0.0000
01/01/2018 to 12/31/2018        14.624182         14.241137             0.0000
--------------------------      ---------         ---------         ----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.369888         12.862148         2,563.4100
01/01/2010 to 12/31/2010        12.862148         15.851575         3,207.5051
01/01/2011 to 12/31/2011        15.851575         15.167587         6,239.7217
01/01/2012 to 12/31/2012        15.167587         17.406280         8,940.1819
01/01/2013 to 12/31/2013        17.406280         22.616040        17,674.5452
01/01/2014 to 12/31/2014        22.616040         24.174111        14,933.3232
01/01/2015 to 12/31/2015        24.174111         23.026385        13,910.2037
01/01/2016 to 12/31/2016        23.026385         27.062668         4,311.2955
01/01/2017 to 12/31/2017        27.062668         30.621735         3,717.8012
01/01/2018 to 12/31/2018        30.621735         26.501059         3,696.4953
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.529717         10.937583         8,179.4800
01/01/2010 to 12/31/2010        10.937583         11.536271         5,093.2388
01/01/2011 to 12/31/2011        11.536271          9.862584         5,058.1489
01/01/2012 to 12/31/2012         9.862584         11.383274         8,721.4999
01/01/2013 to 12/31/2013        11.383274         13.529554         4,847.8526
01/01/2014 to 12/31/2014        13.529554         12.403438             0.0000
01/01/2015 to 12/31/2015        12.403438         11.980431         1,712.3067
01/01/2016 to 12/31/2016        11.980431         11.839178         1,695.6535
01/01/2017 to 12/31/2017        11.839178         14.432326         4,135.7424
01/01/2018 to 12/31/2018        14.432326         12.128826         3,854.5195
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.573423         12.950054         1,321.0800
01/01/2010 to 12/31/2010        12.950054         16.039473         1,165.6932
01/01/2011 to 12/31/2011        16.039473         15.019502         4,237.2435
01/01/2012 to 12/31/2012        15.019502         17.042163         6,997.5171
01/01/2013 to 12/31/2013        17.042163         23.038391        11,171.5581
01/01/2014 to 12/31/2014        23.038391         23.614862         8,699.3576
01/01/2015 to 12/31/2015        23.614862         22.063999         9,871.6220
01/01/2016 to 12/31/2016        22.063999         26.113573         3,607.1846
01/01/2017 to 12/31/2017        26.113573         29.214449         3,996.1499
01/01/2018 to 12/31/2018        29.214449         25.385615         4,597.6096
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.155452         10.050954        77,304.1500
01/01/2010 to 12/31/2010        10.050954         11.262766        63,760.7590
01/01/2011 to 12/31/2011        11.262766         11.203955        55,193.7445
01/01/2012 to 12/31/2012        11.203955         12.656124        50,634.6714
01/01/2013 to 12/31/2013        12.656124         16.313550        49,682.9904
01/01/2014 to 12/31/2014        16.313550         18.057993        43,438.7978
01/01/2015 to 12/31/2015        18.057993         17.835296        42,951.1127
01/01/2016 to 12/31/2016        17.835296         19.442911        41,709.9584
01/01/2017 to 12/31/2017        19.442911         23.071170        39,442.9561
01/01/2018 to 12/31/2018        23.071170         21.486886        38,518.4103
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.913544         19.662878             0.0000
01/01/2014 to 12/31/2014        19.662878         21.277263             0.0000
01/01/2015 to 12/31/2015        21.277263         20.748757             0.0000
01/01/2016 to 12/31/2016        20.748757         23.169902             0.0000
01/01/2017 to 12/31/2017        23.169902         26.665911             0.0000
01/01/2018 to 12/31/2018        26.665911         23.422887             0.0000
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.566075          8.025581             0.0000
01/01/2010 to 12/31/2010         8.025581          8.720835         2,452.9490
01/01/2011 to 12/31/2011         8.720835          8.489024             0.0000
01/01/2012 to 12/31/2012         8.489024          9.463651             0.0000
01/01/2013 to 04/26/2013         9.463651         10.341904             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.231150         22.651961        15,791.5623
01/01/2014 to 12/31/2014        22.651961         22.103464        15,581.0022
01/01/2015 to 12/31/2015        22.103464         21.715496        15,320.3606
01/01/2016 to 12/31/2016        21.715496         25.163116        16,152.3263
01/01/2017 to 12/31/2017        25.163116         28.444049        10,650.3820
01/01/2018 to 12/31/2018        28.444049         25.891026        10,236.8218
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.143843         12.239277        22,919.3800
01/01/2010 to 12/31/2010        12.239277         14.717456        21,212.0415
01/01/2011 to 12/31/2011        14.717456         13.644963        21,589.5344
01/01/2012 to 12/31/2012        13.644963         14.059012        21,025.4366
01/01/2013 to 04/26/2013        14.059012         15.207541             0.0000
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.629571          8.328847        36,340.4150
01/01/2014 to 12/31/2014         8.328847          8.871148        34,590.8664
01/01/2015 to 12/31/2015         8.871148          9.595211        33,031.9047
01/01/2016 to 12/31/2016         9.595211          9.534969        20,498.5347
01/01/2017 to 12/31/2017         9.534969         12.457089        18,599.9918
01/01/2018 to 12/31/2018        12.457089         12.049918        17,976.0970
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.360137          5.228191        42,406.1100
01/01/2010 to 12/31/2010         5.228191          6.534018        39,721.1697
01/01/2011 to 12/31/2011         6.534018          5.762466        37,817.2070
01/01/2012 to 12/31/2012         5.762466          6.322650       816,589.3828
01/01/2013 to 04/26/2013         6.322650          6.595984             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.583061         14.657853             0.0000
01/01/2010 to 12/31/2010        14.657853         18.510258             0.0000
01/01/2011 to 12/31/2011        18.510258         15.096164             0.0000
01/01/2012 to 12/31/2012        15.096164         15.154247             0.0000
01/01/2013 to 12/31/2013        15.154247         16.427044             0.0000
01/01/2014 to 12/31/2014        16.427044         13.050972             0.0000
01/01/2015 to 12/31/2015        13.050972          8.588786             0.0000
01/01/2016 to 12/31/2016         8.588786         12.083006             0.0000
01/01/2017 to 12/31/2017        12.083006         11.739086             0.0000
01/01/2018 to 12/31/2018        11.739086          8.173247             0.0000
--------------------------      ---------         ---------             ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        25.522493         26.341124        19,363.8787
01/01/2017 to 12/31/2017        26.341124         27.827590        19,118.2175
01/01/2018 to 12/31/2018        27.827590         26.136557        17,075.3494
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        14.952834         20.016618        33,956.1500
01/01/2010 to 12/31/2010        20.016618         22.131133        34,884.6993
01/01/2011 to 12/31/2011        22.131133         22.627387        23,869.2588
01/01/2012 to 12/31/2012        22.627387         25.010654        24,790.8763
01/01/2013 to 12/31/2013        25.010654         26.431856        24,757.8199
01/01/2014 to 12/31/2014        26.431856         27.118901        21,710.9488
01/01/2015 to 12/31/2015        27.118901         25.964870        19,228.8937
01/01/2016 to 04/29/2016        25.964870         26.688152             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        26.043639         26.902530         1,002.2247
01/01/2017 to 12/31/2017        26.902530         28.434583           995.9318
01/01/2018 to 12/31/2018        28.434583         26.736840           989.9159
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.659764         12.186489           129.9118
01/01/2011 to 12/31/2011        12.186489         12.340332           934.6777
01/01/2012 to 12/31/2012        12.340332         13.459890           806.1362
01/01/2013 to 12/31/2013        13.459890         13.359447         1,978.2078
01/01/2014 to 12/31/2014        13.359447         13.656181         1,966.2762
01/01/2015 to 12/31/2015        13.656181         13.170904         1,954.7931
01/01/2016 to 04/29/2016        13.170904         13.464271             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        14.634377         14.907545         6,925.8800
01/01/2010 to 12/31/2010        14.907545         15.391866         6,321.9762
01/01/2011 to 12/31/2011        15.391866         15.858649         5,403.9849
01/01/2012 to 12/31/2012        15.858649         15.992549         5,413.6230
01/01/2013 to 12/31/2013        15.992549         15.510668         4,847.4755
01/01/2014 to 12/31/2014        15.510668         15.567872         4,847.4755
01/01/2015 to 12/31/2015        15.567872         15.283505         4,847.4755
01/01/2016 to 12/31/2016        15.283505         15.111182         5,013.4482
01/01/2017 to 12/31/2017        15.111182         15.038511         5,000.8969
01/01/2018 to 12/31/2018        15.038511         14.819556         4,989.3043

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.203841         10.541615          59,524.5328
01/01/2013 to 12/31/2013        10.541615         11.536399          36,221.8575
01/01/2014 to 12/31/2014        11.536399         12.193645          33,023.3202
01/01/2015 to 12/31/2015        12.193645         12.075643          38,758.8824
01/01/2016 to 12/31/2016        12.075643         12.317477          43,303.7354
01/01/2017 to 12/31/2017        12.317477         13.780252          43,967.8594
01/01/2018 to 12/31/2018        13.780252         12.621524          40,066.4896
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.004420          8.919228       1,905,797.4800
01/01/2010 to 12/31/2010         8.919228          9.850085       1,947,629.4852
01/01/2011 to 12/31/2011         9.850085          9.492567       1,976,358.8441
01/01/2012 to 12/31/2012         9.492567         10.610225       1,971,182.3490
01/01/2013 to 12/31/2013        10.610225         12.383129       1,826,285.4143
01/01/2014 to 12/31/2014        12.383129         12.930227       1,710,865.2948
01/01/2015 to 12/31/2015        12.930227         12.641528       1,620,524.8038
01/01/2016 to 12/31/2016        12.641528         13.419198       1,517,455.7686
01/01/2017 to 12/31/2017        13.419198         15.440724       1,353,948.3154
01/01/2018 to 12/31/2018        15.440724         14.546477       1,212,641.2014
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.353235          8.384885       2,286,129.1700
01/01/2010 to 12/31/2010         8.384885          9.369155       2,817,663.2734
01/01/2011 to 12/31/2011         9.369155          8.788721       2,687,079.2258
01/01/2012 to 12/31/2012         8.788721         10.051050       2,463,887.8125
01/01/2013 to 12/31/2013        10.051050         12.381326       2,290,343.0820
01/01/2014 to 12/31/2014        12.381326         12.969620       2,373,454.5448
01/01/2015 to 12/31/2015        12.969620         12.673624       2,329,429.6381
01/01/2016 to 12/31/2016        12.673624         13.596634       2,212,877.2558
01/01/2017 to 12/31/2017        13.596634         16.245957       2,081,095.9113
01/01/2018 to 12/31/2018        16.245957         15.071935       1,986,364.1232
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.753720          7.868382         346,028.4400
01/01/2010 to 12/31/2010         7.868382          9.167241         314,921.7158
01/01/2011 to 12/31/2011         9.167241          8.611175         311,322.9060
01/01/2012 to 12/31/2012         8.611175          9.954287         272,023.2623
01/01/2013 to 12/31/2013         9.954287         12.720561         231,132.7579
01/01/2014 to 12/31/2014        12.720561         13.549906         203,750.2118
01/01/2015 to 12/31/2015        13.549906         14.207554         217,568.4659
01/01/2016 to 12/31/2016        14.207554         15.261949         204,388.1148
01/01/2017 to 12/31/2017        15.261949         19.220902         194,153.9132
01/01/2018 to 12/31/2018        19.220902         18.829204         164,302.3899
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.677443          9.327990       1,859,549.7100
01/01/2010 to 12/31/2010         9.327990         10.094473       1,926,725.3738
01/01/2011 to 12/31/2011        10.094473          9.958552       1,676,503.4235
01/01/2012 to 12/31/2012         9.958552         10.867339       1,398,534.9254
01/01/2013 to 12/31/2013        10.867339         12.146937       1,226,806.7707
01/01/2014 to 12/31/2014        12.146937         12.689029       1,179,823.5161
01/01/2015 to 12/31/2015        12.689029         12.403158       1,070,932.1847
01/01/2016 to 12/31/2016        12.403158         13.068866         996,034.0864
01/01/2017 to 12/31/2017        13.068866         14.536774         949,737.0016
01/01/2018 to 12/31/2018        14.536774         13.823199         885,977.3277
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.136121         11.531416          68,110.7451
01/01/2013 to 12/31/2013        11.531416         10.969004          58,404.6156
01/01/2014 to 12/31/2014        10.969004         11.232053          55,291.4275
01/01/2015 to 12/31/2015        11.232053         10.000546          67,078.1874
01/01/2016 to 12/31/2016        10.000546         10.729114          53,338.3476
01/01/2017 to 12/31/2017        10.729114         11.600119          66,174.6959
01/01/2018 to 12/31/2018        11.600119         10.695664          51,112.5773
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.959161         10.271320          75,800.2199
01/01/2013 to 12/31/2013        10.271320         11.155889         159,477.3147
01/01/2014 to 12/31/2014        11.155889         11.634125         274,070.3383
01/01/2015 to 12/31/2015        11.634125         11.442731         320,626.0907
01/01/2016 to 12/31/2016        11.442731         11.766019         295,178.6529
01/01/2017 to 12/31/2017        11.766019         13.127394         285,601.9843
01/01/2018 to 12/31/2018        13.127394         11.995876         265,068.3517
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.346921         17.828224          62,347.0700
01/01/2010 to 12/31/2010        17.828224         20.322814          96,853.0405
01/01/2011 to 12/31/2011        20.322814         20.480040          37,350.0527
01/01/2012 to 12/31/2012        20.480040         23.499166          36,230.1210
01/01/2013 to 12/31/2013        23.499166         25.297280          38,151.8512
01/01/2014 to 12/31/2014        25.297280         25.728991          38,934.9059
01/01/2015 to 12/31/2015        25.728991         24.307983          37,720.4638
01/01/2016 to 12/31/2016        24.307983         27.279691          33,782.7707
01/01/2017 to 12/31/2017        27.279691         28.945569          33,032.5561
01/01/2018 to 12/31/2018        28.945569         27.679078          31,244.3364
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.674018         10.022737       1,400,066.7100
01/01/2010 to 12/31/2010        10.022737         11.497114       1,364,615.6660
01/01/2011 to 12/31/2011        11.497114         10.666773         936,437.0345
01/01/2012 to 12/31/2012        10.666773         12.260127         839,062.7299
01/01/2013 to 12/31/2013        12.260127         15.633590         777,351.3200
01/01/2014 to 12/31/2014        15.633590         16.176434         616,866.3906
01/01/2015 to 12/31/2015        16.176434         15.607765         583,894.4452
01/01/2016 to 12/31/2016        15.607765         16.747474         441,936.2983
01/01/2017 to 12/31/2017        16.747474         20.272653         365,582.4979
01/01/2018 to 12/31/2018        20.272653         17.950190         340,343.2422
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.986072         10.438856        23,487.6249
01/01/2013 to 12/31/2013        10.438856         11.754454        95,553.5466
01/01/2014 to 12/31/2014        11.754454         12.690330        99,759.8163
01/01/2015 to 12/31/2015        12.690330         11.984397       111,978.5674
01/01/2016 to 12/31/2016        11.984397         12.787154       120,705.2240
01/01/2017 to 12/31/2017        12.787154         14.899302       161,345.4977
01/01/2018 to 12/31/2018        14.899302         13.588901       125,122.8536
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.919451         14.840417       328,782.6600
01/01/2010 to 12/31/2010        14.840417         17.519779       289,746.7062
01/01/2011 to 12/31/2011        17.519779         15.700881       254,413.5291
01/01/2012 to 12/31/2012        15.700881         18.238666       230,462.4788
01/01/2013 to 12/31/2013        18.238666         23.785204       174,443.6760
01/01/2014 to 12/31/2014        23.785204         23.821107       149,731.4938
01/01/2015 to 12/31/2015        23.821107         22.186163       133,505.4402
01/01/2016 to 12/31/2016        22.186163         28.672749       113,365.0930
01/01/2017 to 12/31/2017        28.672749         31.536022        99,877.5779
01/01/2018 to 12/31/2018        31.536022         26.318435        85,582.7137
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.164667         10.254869       410,476.1700
01/01/2010 to 12/31/2010        10.254869         12.485909       410,275.0363
01/01/2011 to 12/31/2011        12.485909          9.994683       382,555.7221
01/01/2012 to 12/31/2012         9.994683         11.699610       353,069.8090
01/01/2013 to 12/31/2013        11.699610         10.945850       349,212.7922
01/01/2014 to 12/31/2014        10.945850         10.074676       351,407.3540
01/01/2015 to 12/31/2015        10.074676          8.549479       329,244.9945
01/01/2016 to 12/31/2016         8.549479          9.386232       321,890.1046
01/01/2017 to 12/31/2017         9.386232         11.860450       296,884.3920
01/01/2018 to 12/31/2018        11.860450         10.021019       310,450.0435
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997877         10.212345         6,039.9426
01/01/2011 to 12/31/2011        10.212345         10.257514        24,923.2211
01/01/2012 to 12/31/2012        10.257514         10.839267        27,652.8566
01/01/2013 to 12/31/2013        10.839267         11.081973        55,509.9936
01/01/2014 to 12/31/2014        11.081973         10.991845        39,286.8888
01/01/2015 to 12/31/2015        10.991845         10.732412        23,001.0540
01/01/2016 to 12/31/2016        10.732412         11.546814        28,168.9663
01/01/2017 to 12/31/2017        11.546814         11.787800        45,641.6728
01/01/2018 to 12/31/2018        11.787800         11.641551        53,291.9366
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987878          9.757096        91,632.1430
01/01/2012 to 12/31/2012         9.757096         10.028733        72,506.4837
01/01/2013 to 12/31/2013        10.028733          9.989104        87,393.6539
01/01/2014 to 12/31/2014         9.989104          9.939505       114,407.0595
01/01/2015 to 12/31/2015         9.939505          9.725711       141,187.0018
01/01/2016 to 12/31/2016         9.725711          9.876187       127,237.9959
01/01/2017 to 12/31/2017         9.876187          9.854197       103,555.3539
01/01/2018 to 12/31/2018         9.854197          9.744165        87,276.0470
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.998301         10.886207            0.0000
01/01/2010 to 12/31/2010         10.886207         12.170430        5,950.1434
01/01/2011 to 12/31/2011         12.170430         11.943992       11,007.6424
01/01/2012 to 12/31/2012         11.943992         13.439500        9,315.4374
01/01/2013 to 12/31/2013         13.439500         13.370076       11,030.7084
01/01/2014 to 12/31/2014         13.370076         13.314584        9,066.3898
01/01/2015 to 12/31/2015         13.314584         12.564443        7,805.2144
01/01/2016 to 12/31/2016         12.564443         12.479398        8,287.2487
01/01/2017 to 12/31/2017         12.479398         12.305169        8,950.5226
01/01/2018 to 12/31/2018         12.305169         12.236438        8,048.2166
--------------------------       ---------         ---------       -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.310030         12.350911      276,749.2300
01/01/2010 to 12/31/2010         12.350911         14.119798      240,895.6367
01/01/2011 to 12/31/2011         14.119798         13.126372      230,365.7004
01/01/2012 to 12/31/2012         13.126372         16.282280      207,750.3041
01/01/2013 to 12/31/2013         16.282280         16.600277      202,112.5575
01/01/2014 to 12/31/2014         16.600277         18.513524      214,136.9059
01/01/2015 to 12/31/2015         18.513524         17.973286      159,397.7474
01/01/2016 to 12/31/2016         17.973286         17.851529      152,235.4231
01/01/2017 to 12/31/2017         17.851529         19.466494      143,587.6600
01/01/2018 to 12/31/2018         19.466494         17.508413      132,459.8691
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.666062          6.108653      926,110.6800
01/01/2010 to 12/31/2010          6.108653          7.445477      792,115.7498
01/01/2011 to 12/31/2011          7.445477          7.569276      987,716.1050
01/01/2012 to 12/31/2012          7.569276          8.831514      889,674.6582
01/01/2013 to 12/31/2013          8.831514         12.661135      775,042.2623
01/01/2014 to 12/31/2014         12.661135         14.821679      715,108.2165
01/01/2015 to 12/31/2015         14.821679         14.004631      644,470.0476
01/01/2016 to 12/31/2016         14.004631         14.158857      590,531.9826
01/01/2017 to 12/31/2017         14.158857         16.508125      545,385.2763
01/01/2018 to 12/31/2018         16.508125         15.105639      488,259.0939
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        144.950960        148.918147            0.0000
01/01/2011 to 12/31/2011        148.918147        135.568725          295.6237
01/01/2012 to 12/31/2012        135.568725        163.525609        1,460.4416
01/01/2013 to 12/31/2013        163.525609        207.359268        4,776.4480
01/01/2014 to 04/25/2014        207.359268        215.822643            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.614768          6.269067      404,485.0000
01/01/2010 to 12/31/2010          6.269067          6.625444      357,682.8321
01/01/2011 to 04/29/2011          6.625444          7.041458            0.0000
--------------------------      ----------        ----------      ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         10.756296         10.911620        6,476.7238
01/01/2013 to 12/31/2013         10.911620         10.258227            0.0000
01/01/2014 to 12/31/2014         10.258227         10.863707          786.7459
01/01/2015 to 12/31/2015         10.863707         10.742623        9,706.4907
01/01/2016 to 12/31/2016         10.742623         10.716734       31,806.4985
01/01/2017 to 12/31/2017         10.716734         10.826700       25,240.6615
01/01/2018 to 12/31/2018         10.826700         10.652354       24,236.3111
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.242663         17.165018         373,920.8600
01/01/2010 to 12/31/2010        17.165018         19.676322         339,146.0570
01/01/2011 to 12/31/2011        19.676322         16.612290         288,623.6657
01/01/2012 to 12/31/2012        16.612290         21.139984         261,418.3372
01/01/2013 to 12/31/2013        21.139984         27.161345         221,913.1567
01/01/2014 to 12/31/2014        27.161345         25.195123         219,997.1759
01/01/2015 to 12/31/2015        25.195123         23.685785         210,970.6702
01/01/2016 to 12/31/2016        23.685785         25.228651         192,959.7392
01/01/2017 to 12/31/2017        25.228651         32.400661         164,354.3281
01/01/2018 to 12/31/2018        32.400661         24.252243         159,135.9929
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010688          1.046910         788,059.5045
01/01/2013 to 12/31/2013         1.046910          1.049991       1,179,380.9298
01/01/2014 to 12/31/2014         1.049991          1.091538       1,051,686.1128
01/01/2015 to 12/31/2015         1.091538          1.029557         959,575.7660
01/01/2016 to 12/31/2016         1.029557          1.132497       1,005,659.1375
01/01/2017 to 12/31/2017         1.132497          1.226643         927,315.1216
01/01/2018 to 12/31/2018         1.226643          1.129959         306,105.3889
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.244190          9.028080         248,012.0600
01/01/2010 to 12/31/2010         9.028080         10.209672         304,913.0645
01/01/2011 to 12/31/2011        10.209672          9.903871         259,017.2604
01/01/2012 to 12/31/2012         9.903871         11.548197         212,872.4303
01/01/2013 to 12/31/2013        11.548197         15.394522         214,901.5361
01/01/2014 to 12/31/2014        15.394522         16.569280         202,506.1390
01/01/2015 to 12/31/2015        16.569280         15.340294         213,583.0685
01/01/2016 to 12/31/2016        15.340294         17.717108         140,193.5097
01/01/2017 to 12/31/2017        17.717108         20.589148         126,187.8704
01/01/2018 to 12/31/2018        20.589148         17.806787         106,212.6083
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.581346         12.624541         386,283.9800
01/01/2010 to 12/31/2010        12.624541         15.685173         333,357.9880
01/01/2011 to 12/31/2011        15.685173         15.277443         288,892.2802
01/01/2012 to 12/31/2012        15.277443         17.783449         247,602.7989
01/01/2013 to 12/31/2013        17.783449         24.544872         220,633.8197
01/01/2014 to 12/31/2014        24.544872         26.079209         191,304.8335
01/01/2015 to 12/31/2015        26.079209         25.239059         178,301.6002
01/01/2016 to 12/31/2016        25.239059         27.692495         174,581.0684
01/01/2017 to 12/31/2017        27.692495         34.175313         158,417.3426
01/01/2018 to 12/31/2018        34.175313         30.602459         140,331.2186
--------------------------      ---------         ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.148910         10.594613         121,503.5234
01/01/2014 to 12/31/2014        10.594613         10.962847         116,800.1888
01/01/2015 to 12/31/2015        10.962847         10.846366         208,060.2342
01/01/2016 to 12/31/2016        10.846366         10.917691         145,052.4697
01/01/2017 to 12/31/2017        10.917691         11.106234         148,028.6966
01/01/2018 to 12/31/2018        11.106234         10.936843         150,486.8318
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.943139          9.873009       112,898.9900
01/01/2010 to 12/31/2010         9.873009         10.314243       153,300.1883
01/01/2011 to 12/31/2011        10.314243         10.743934       219,344.8366
01/01/2012 to 12/31/2012        10.743934         11.097843       138,170.4775
01/01/2013 to 04/26/2013        11.097843         11.069111             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012743          1.048954        62,070.5999
01/01/2013 to 12/31/2013         1.048954          1.146295       222,261.1257
01/01/2014 to 12/31/2014         1.146295          1.207398       335,719.4931
01/01/2015 to 12/31/2015         1.207398          1.199459       839,723.9710
01/01/2016 to 12/31/2016         1.199459          1.215296       757,334.5545
01/01/2017 to 12/31/2017         1.215296          1.395985       652,750.5901
01/01/2018 to 12/31/2018         1.395985          1.275607       580,868.4367
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996830          1.039332             0.0000
01/01/2015 to 12/31/2015         1.039332          1.013279         6,112.7026
01/01/2016 to 12/31/2016         1.013279          1.017598        29,346.1489
01/01/2017 to 12/31/2017         1.017598          1.157180        27,361.3510
01/01/2018 to 04/30/2018         1.157180          1.127936             0.0000
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.775588         10.781012       149,217.3400
01/01/2010 to 12/31/2010        10.781012         12.952026       136,322.4111
01/01/2011 to 12/31/2011        12.952026         12.564113       141,859.5060
01/01/2012 to 12/31/2012        12.564113         14.464335       110,727.3157
01/01/2013 to 12/31/2013        14.464335         16.681271        87,614.5439
01/01/2014 to 12/31/2014        16.681271         16.994178        66,555.7148
01/01/2015 to 12/31/2015        16.994178         16.938228        70,571.5679
01/01/2016 to 12/31/2016        16.938228         17.474437        61,542.4059
01/01/2017 to 12/31/2017        17.474437         21.158598        56,754.8541
01/01/2018 to 12/31/2018        21.158598         19.709007        53,063.1915
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.078945          1.127041             0.0000
01/01/2014 to 12/31/2014         1.127041          1.212477        65,724.1605
01/01/2015 to 12/31/2015         1.212477          1.179361       356,048.5468
01/01/2016 to 12/31/2016         1.179361          1.211868       289,307.3554
01/01/2017 to 12/31/2017         1.211868          1.378757       308,261.1273
01/01/2018 to 12/31/2018         1.378757          1.259900       296,921.2783
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.079197         13.063369       540,968.0700
01/01/2010 to 12/31/2010        13.063369         14.336647       491,102.2681
01/01/2011 to 12/31/2011        14.336647         12.610368       452,308.2946
01/01/2012 to 12/31/2012        12.610368         14.497083       418,999.9565
01/01/2013 to 12/31/2013        14.497083         17.025678       363,367.1525
01/01/2014 to 12/31/2014        17.025678         15.598789       330,191.4479
01/01/2015 to 12/31/2015        15.598789         15.086420       306,172.7989
01/01/2016 to 12/31/2016        15.086420         14.724356       294,860.3479
01/01/2017 to 12/31/2017        14.724356         18.580583       256,382.9504
01/01/2018 to 12/31/2018        18.580583         15.732848       227,677.9070
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999788          1.034516               0.0000
01/01/2015 to 12/31/2015         1.034516          0.962815               0.0000
01/01/2016 to 12/31/2016         0.962815          1.053457               0.0000
01/01/2017 to 12/31/2017         1.053457          1.167975               0.0000
01/01/2018 to 12/31/2018         1.167975          1.062612               0.0000
--------------------------       --------          --------               ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.042431         12.834995         462,144.7100
01/01/2010 to 12/31/2010        12.834995         13.618440         474,352.0973
01/01/2011 to 12/31/2011        13.618440         14.903492         444,779.5970
01/01/2012 to 12/31/2012        14.903492         16.013001         422,754.5344
01/01/2013 to 12/31/2013        16.013001         14.304314         328,697.5153
01/01/2014 to 12/31/2014        14.304314         14.491787         288,900.9516
01/01/2015 to 12/31/2015        14.491787         13.825127         255,596.5978
01/01/2016 to 12/31/2016        13.825127         14.290930         238,717.0241
01/01/2017 to 12/31/2017        14.290930         14.559693         234,212.3216
01/01/2018 to 12/31/2018        14.559693         13.989204         216,795.7913
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        13.041402         15.155905       1,338,326.3400
01/01/2010 to 12/31/2010        15.155905         16.142116       1,292,032.1519
01/01/2011 to 12/31/2011        16.142116         16.398294       1,192,865.4435
01/01/2012 to 12/31/2012        16.398294         17.641576       1,145,734.6700
01/01/2013 to 12/31/2013        17.641576         17.037533       1,046,588.4881
01/01/2014 to 12/31/2014        17.037533         17.478695         876,449.6340
01/01/2015 to 12/31/2015        17.478695         17.210733         741,494.2528
01/01/2016 to 12/31/2016        17.210733         17.388274         669,148.9329
01/01/2017 to 12/31/2017        17.388274         17.892139         626,467.2323
01/01/2018 to 12/31/2018        17.892139         17.574968         550,939.5680
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215677         10.741899           2,754.7806
01/01/2014 to 12/31/2014        10.741899         11.490620           7,922.8233
01/01/2015 to 12/31/2015        11.490620         11.172311          37,538.5190
01/01/2016 to 12/31/2016        11.172311         11.502747          33,805.7209
01/01/2017 to 12/31/2017        11.502747         13.191944          48,216.7330
01/01/2018 to 04/30/2018        13.191944         12.610832               0.0000
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010721          1.067048         102,507.6832
01/01/2013 to 12/31/2013         1.067048          1.156866          90,431.3613
01/01/2014 to 12/31/2014         1.156866          1.227228         121,820.1471
01/01/2015 to 12/31/2015         1.227228          1.197730         123,211.9457
01/01/2016 to 12/31/2016         1.197730          1.245977          67,341.1600
01/01/2017 to 12/31/2017         1.245977          1.402257         107,261.9947
01/01/2018 to 12/31/2018         1.402257          1.250468         567,515.4660
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.529438         10.488347       232,249.8700
01/01/2010 to 12/31/2010        10.488347         11.591023       287,201.3153
01/01/2011 to 12/31/2011        11.591023         11.534218       240,756.1157
01/01/2012 to 12/31/2012        11.534218         12.814640       200,506.0584
01/01/2013 to 12/31/2013        12.814640         14.249194       159,708.6713
01/01/2014 to 12/31/2014        14.249194         14.845443       154,433.3538
01/01/2015 to 12/31/2015        14.845443         14.330148       146,640.4199
01/01/2016 to 12/31/2016        14.330148         14.925871       145,163.9856
01/01/2017 to 12/31/2017        14.925871         17.027833       142,874.3445
01/01/2018 to 12/31/2018        17.027833         15.671488       131,349.1164
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.819791          9.940016        78,382.7900
01/01/2010 to 12/31/2010         9.940016         11.172483       207,630.6194
01/01/2011 to 12/31/2011        11.172483         10.766774       210,262.8165
01/01/2012 to 12/31/2012        10.766774         12.193838       170,007.8619
01/01/2013 to 12/31/2013        12.193838         14.176143       116,431.9234
01/01/2014 to 12/31/2014        14.176143         14.708912       157,390.2312
01/01/2015 to 12/31/2015        14.708912         14.147975       147,543.4499
01/01/2016 to 12/31/2016        14.147975         14.888720       136,682.0295
01/01/2017 to 12/31/2017        14.888720         17.539128       129,931.3714
01/01/2018 to 12/31/2018        17.539128         15.757446       123,689.6738
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        35.967814         41.928431       395,436.6000
01/01/2010 to 12/31/2010        41.928431         48.309957       368,915.5742
01/01/2011 to 12/31/2011        48.309957         45.660800       327,734.0317
01/01/2012 to 12/31/2012        45.660800         53.037202       287,622.0925
01/01/2013 to 12/31/2013        53.037202         69.859904       250,679.3885
01/01/2014 to 12/31/2014        69.859904         77.920551       217,560.0163
01/01/2015 to 12/31/2015        77.920551         73.970867       198,848.7158
01/01/2016 to 12/31/2016        73.970867         84.445625       176,562.6328
01/01/2017 to 12/31/2017        84.445625         97.243166       152,568.6868
01/01/2018 to 12/31/2018        97.243166         86.970805       137,744.3331
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.735290          8.214937       597,489.2400
01/01/2010 to 12/31/2010         8.214937         10.327880       562,329.8372
01/01/2011 to 12/31/2011        10.327880         10.001799       503,082.1328
01/01/2012 to 12/31/2012        10.001799         11.194572       449,918.8428
01/01/2013 to 12/31/2013        11.194572         15.054336       415,092.9530
01/01/2014 to 12/31/2014        15.054336         16.716356       319,662.6802
01/01/2015 to 12/31/2015        16.716356         17.557671       298,017.7516
01/01/2016 to 12/31/2016        17.557671         18.362182       262,004.1965
01/01/2017 to 12/31/2017        18.362182         22.554323       226,444.5551
01/01/2018 to 12/31/2018        22.554323         21.718896       197,130.2727
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        16.548422         20.617392         284,413.5500
01/01/2010 to 12/31/2010        20.617392         25.482748         252,852.3917
01/01/2011 to 12/31/2011        25.482748         24.163669         228,905.9807
01/01/2012 to 12/31/2012        24.163669         27.286655         206,980.4171
01/01/2013 to 12/31/2013        27.286655         35.009194         181,363.9431
01/01/2014 to 12/31/2014        35.009194         37.794846         163,192.9543
01/01/2015 to 12/31/2015        37.794846         33.871234         148,129.3582
01/01/2016 to 12/31/2016        33.871234         38.520988         136,330.0587
01/01/2017 to 12/31/2017        38.520988         41.524031         118,601.9097
01/01/2018 to 12/31/2018        41.524031         36.733490         107,129.9402
--------------------------      ---------         ---------         ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.644499         12.563686         157,907.5200
01/01/2010 to 12/31/2010        12.563686         15.368239         124,562.1973
01/01/2011 to 12/31/2011        15.368239         14.180003         106,829.9427
01/01/2012 to 12/31/2012        14.180003         16.490228         101,588.8933
01/01/2013 to 12/31/2013        16.490228         21.538023          69,225.0241
01/01/2014 to 12/31/2014        21.538023         24.012189          63,894.6203
01/01/2015 to 12/31/2015        24.012189         21.486918          69,446.3544
01/01/2016 to 12/31/2016        21.486918         23.945575          60,080.9011
01/01/2017 to 12/31/2017        23.945575         26.122399          55,763.7360
01/01/2018 to 12/31/2018        26.122399         22.300129          36,026.3233
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.935607         15.277449         192,488.4935
01/01/2014 to 12/31/2014        15.277449         14.539548         187,807.2959
01/01/2015 to 12/31/2015        14.539548         14.005246         184,856.7534
01/01/2016 to 12/31/2016        14.005246         14.486334         177,379.1753
01/01/2017 to 12/31/2017        14.486334         19.240928         149,799.6535
01/01/2018 to 12/31/2018        19.240928         15.686640         160,167.1311
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.048679          8.490229         253,027.1900
01/01/2010 to 12/31/2010         8.490229          8.935936         251,717.4143
01/01/2011 to 12/31/2011         8.935936          7.541827         255,756.1243
01/01/2012 to 12/31/2012         7.541827          8.720379         229,064.7049
01/01/2013 to 04/26/2013         8.720379          9.039946               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.726329         10.588094       1,525,154.2500
01/01/2010 to 12/31/2010        10.588094         10.425239       1,205,546.9615
01/01/2011 to 12/31/2011        10.425239         10.265326         942,625.3766
01/01/2012 to 12/31/2012        10.265326         10.106578       1,086,706.2707
01/01/2013 to 12/31/2013        10.106578          9.951130         792,241.1538
01/01/2014 to 12/31/2014         9.951130          9.798073         728,579.0273
01/01/2015 to 12/31/2015         9.798073          9.647370         553,699.2579
01/01/2016 to 12/31/2016         9.647370          9.509638         430,954.4504
01/01/2017 to 12/31/2017         9.509638          9.423196         360,244.4225
01/01/2018 to 12/31/2018         9.423196          9.421174         304,406.8942
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.760325      14.018688               3,221.2296
01/01/2015 to 12/31/2015        14.018688      13.722248              56,458.9711
01/01/2016 to 12/31/2016        13.722248      14.123267              17,776.6578
01/01/2017 to 12/31/2017        14.123267      14.870691              14,399.9895
01/01/2018 to 12/31/2018        14.870691      14.258445              11,326.9760
--------------------------      ---------      ---------              -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         9.062519      10.967254           2,497,299.8200
01/01/2010 to 12/31/2010        10.967254      11.975937           2,177,429.4981
01/01/2011 to 12/31/2011        11.975937      12.001477           2,115,155.9229
01/01/2012 to 12/31/2012        12.001477      13.105255           2,297,530.1270
01/01/2013 to 12/31/2013        13.105255      14.075290           1,879,942.8260
01/01/2014 to 04/25/2014        14.075290      14.184385                   0.0000
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.763057      10.879096           3,979,307.5900
01/01/2010 to 12/31/2010        10.879096      12.040052           3,901,048.6063
01/01/2011 to 12/31/2011        12.040052      11.841405           3,935,094.1230
01/01/2012 to 12/31/2012        11.841405      13.103329           3,530,442.6122
01/01/2013 to 12/31/2013        13.103329      14.737182           3,171,181.0548
01/01/2014 to 04/25/2014        14.737182      14.795444                   0.0000
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.356889      14.743659           4,407,926.8676
01/01/2015 to 12/31/2015        14.743659      14.361077           3,810,842.1741
01/01/2016 to 12/31/2016        14.361077      15.001028           3,360,808.9284
01/01/2017 to 12/31/2017        15.001028      16.342905           2,950,443.7891
01/01/2018 to 12/31/2018        16.342905      15.382035           2,618,545.0853
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.364141      10.569112          10,269,763.0200
01/01/2010 to 12/31/2010        10.569112      11.820410           9,751,532.9934
01/01/2011 to 12/31/2011        11.820410      11.440794           9,159,590.7551
01/01/2012 to 12/31/2012        11.440794      12.833143           8,345,063.0100
01/01/2013 to 12/31/2013        12.833143      15.089511           7,600,157.5873
01/01/2014 to 04/25/2014        15.089511      15.103578                   0.0000
--------------------------      ---------      ---------          ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.764283      15.276918           7,087,722.8999
01/01/2015 to 12/31/2015        15.276918      14.851241           6,334,125.1094
01/01/2016 to 12/31/2016        14.851241      15.661820           5,563,139.0912
01/01/2017 to 12/31/2017        15.661820      17.693422           4,920,385.3592
01/01/2018 to 12/31/2018        17.693422      16.352882           4,238,979.1367
--------------------------      ---------      ---------          ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.036651      10.294738          11,480,758.2200
01/01/2010 to 12/31/2010        10.294738      11.706585          11,011,636.7263
01/01/2011 to 12/31/2011        11.706585      11.080407          10,438,656.6604
01/01/2012 to 12/31/2012        11.080407      12.624065           9,999,961.7509
01/01/2013 to 12/31/2013        12.624065      15.651096          10,020,906.3295
01/01/2014 to 04/25/2014        15.651096      15.580490                   0.0000
--------------------------      ---------      ---------          ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.026370          8.893585         877,303.5700
01/01/2010 to 12/31/2010         8.893585          9.636546       1,095,803.9949
01/01/2011 to 12/31/2011         9.636546          9.321590         950,200.6864
01/01/2012 to 12/31/2012         9.321590         10.657275         978,490.6907
01/01/2013 to 04/26/2013        10.657275         11.467659               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.737691         15.337387       9,384,594.2136
01/01/2015 to 12/31/2015        15.337387         14.845337       8,521,779.2866
01/01/2016 to 12/31/2016        14.845337         15.806947       7,598,153.7707
01/01/2017 to 12/31/2017        15.806947         18.546910       6,580,122.1484
01/01/2018 to 12/31/2018        18.546910         16.778775       5,915,747.4873
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.701509         12.097394         272,777.0400
01/01/2010 to 12/31/2010        12.097394         13.669557         225,373.0875
01/01/2011 to 12/31/2011        13.669557         14.333336         234,294.1868
01/01/2012 to 12/31/2012        14.333336         15.746118         196,773.5114
01/01/2013 to 12/31/2013        15.746118         21.164392         184,312.5602
01/01/2014 to 12/31/2014        21.164392         21.187694         151,309.0082
01/01/2015 to 12/31/2015        21.187694         18.845513         135,193.3847
01/01/2016 to 12/31/2016        18.845513         22.758926         122,700.7838
01/01/2017 to 12/31/2017        22.758926         25.219918         105,549.1091
01/01/2018 to 12/31/2018        25.219918         21.498260          93,751.9097
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.133319         14.239504               0.0000
01/01/2010 to 12/31/2010        14.239504         17.187816           3,017.5166
01/01/2011 to 12/31/2011        17.187816         14.173361           5,191.3554
01/01/2012 to 12/31/2012        14.173361         16.452693           5,247.6354
01/01/2013 to 12/31/2013        16.452693         20.671154           8,103.1670
01/01/2014 to 12/31/2014        20.671154         18.990638           6,421.8870
01/01/2015 to 12/31/2015        18.990638         19.774671           6,500.9857
01/01/2016 to 12/31/2016        19.774671         20.604970           9,604.4152
01/01/2017 to 12/31/2017        20.604970         26.466362           6,915.4402
01/01/2018 to 12/31/2018        26.466362         20.698996          12,283.5003
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        22.501097         22.879860          26,723.1681
01/01/2017 to 12/31/2017        22.879860         26.766501          33,446.5316
01/01/2018 to 12/31/2018        26.766501         26.259523          30,447.9329
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        13.094754         16.037793          61,906.1300
01/01/2010 to 12/31/2010        16.037793         18.306978          42,135.0744
01/01/2011 to 12/31/2011        18.306978         17.147741          35,679.2868
01/01/2012 to 12/31/2012        17.147741         18.634623          34,442.5326
01/01/2013 to 12/31/2013        18.634623         24.350383          36,693.2866
01/01/2014 to 12/31/2014        24.350383         26.596808          25,881.8827
01/01/2015 to 12/31/2015        26.596808         26.122100          23,287.7644
01/01/2016 to 04/29/2016        26.122100         26.272271               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.870125         11.513436      1,195,568.3200
01/01/2010 to 12/31/2010        11.513436         12.676051      1,115,707.0529
01/01/2011 to 12/31/2011        12.676051         11.959860      1,027,299.5651
01/01/2012 to 12/31/2012        11.959860         13.270583        935,096.9332
01/01/2013 to 12/31/2013        13.270583         17.447529        772,027.7312
01/01/2014 to 12/31/2014        17.447529         18.973811        645,530.0514
01/01/2015 to 12/31/2015        18.973811         19.105426        559,895.7047
01/01/2016 to 12/31/2016        19.105426         20.157035        504,086.0079
01/01/2017 to 12/31/2017        20.157035         23.603074        436,906.2357
01/01/2018 to 12/31/2018        23.603074         23.180125        371,351.4535
--------------------------      ---------         ---------      --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.819915         17.648988         63,399.9737
01/01/2014 to 12/31/2014        17.648988         19.267510         45,332.7249
01/01/2015 to 12/31/2015        19.267510         19.465214         43,015.5202
01/01/2016 to 12/31/2016        19.465214         20.154346         41,501.3431
01/01/2017 to 12/31/2017        20.154346         24.793722         33,903.6783
01/01/2018 to 12/31/2018        24.793722         22.969768         28,574.4521
--------------------------      ---------         ---------      --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.912081         11.464744        131,729.3500
01/01/2010 to 12/31/2010        11.464744         14.354847         75,894.6757
01/01/2011 to 12/31/2011        14.354847         13.079300         95,516.9448
01/01/2012 to 12/31/2012        13.079300         13.652250         81,391.2387
01/01/2013 to 04/26/2013        13.652250         14.724380              0.0000
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.070513         11.090236        363,240.7200
01/01/2010 to 12/31/2010        11.090236         12.155181        344,473.9317
01/01/2011 to 12/31/2011        12.155181         11.995148        324,999.5625
01/01/2012 to 12/31/2012        11.995148         13.646987        544,829.0387
01/01/2013 to 12/31/2013        13.646987         18.372896        462,359.5514
01/01/2014 to 12/31/2014        18.372896         19.672009        405,129.0160
01/01/2015 to 12/31/2015        19.672009         21.410904        349,058.0769
01/01/2016 to 12/31/2016        21.410904         21.054233        307,976.1702
01/01/2017 to 12/31/2017        21.054233         28.399643        254,753.3264
01/01/2018 to 12/31/2018        28.399643         27.992247        243,147.3140
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.718913          6.940210        194,389.4800
01/01/2010 to 12/31/2010         6.940210          7.884813        154,646.0355
01/01/2011 to 12/31/2011         7.884813          7.465675        218,057.8904
01/01/2012 to 12/31/2012         7.465675          8.281762        145,710.4554
01/01/2013 to 04/26/2013         8.281762          8.895884              0.0000
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.436980          7.692918        545,880.7200
01/01/2010 to 12/31/2010         7.692918          8.286415        492,118.1202
01/01/2011 to 12/31/2011         8.286415          8.046579        434,488.9432
01/01/2012 to 04/27/2012         8.046579          9.047954              0.0000
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        14.191970      14.675475            5,525.9400
01/01/2010 to 12/31/2010        14.675475      15.266288            8,220.3652
01/01/2011 to 12/31/2011        15.266288      16.106936           12,950.0858
01/01/2012 to 12/31/2012        16.106936      16.426112            9,286.0906
01/01/2013 to 12/31/2013        16.426112      15.757749           36,995.0079
01/01/2014 to 12/31/2014        15.757749      16.362498           40,853.4368
01/01/2015 to 12/31/2015        16.362498      16.101757           39,077.4757
01/01/2016 to 12/31/2016        16.101757      16.184897           10,074.0474
01/01/2017 to 12/31/2017        16.184897      16.404789            7,563.9887
01/01/2018 to 12/31/2018        16.404789      16.071783            5,073.0736
--------------------------      ---------      ---------           -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.934843      13.616598                0.0000
01/01/2010 to 12/31/2010        13.616598      16.882236            2,093.8174
01/01/2011 to 12/31/2011        16.882236      16.250831            6,628.1527
01/01/2012 to 12/31/2012        16.250831      18.762206            8,509.7577
01/01/2013 to 12/31/2013        18.762206      24.524407            8,608.0435
01/01/2014 to 12/31/2014        24.524407      26.371729           15,135.3832
01/01/2015 to 12/31/2015        26.371729      25.270873           11,757.7587
01/01/2016 to 12/31/2016        25.270873      29.879244           13,165.6258
01/01/2017 to 12/31/2017        29.879244      34.011526           12,324.0977
01/01/2018 to 12/31/2018        34.011526      29.612989           12,848.7915
--------------------------      ---------      ---------           -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.084172      11.694698                0.0000
01/01/2010 to 12/31/2010        11.694698      12.408974            1,637.9808
01/01/2011 to 12/31/2011        12.408974      10.672477            1,743.8301
01/01/2012 to 12/31/2012        10.672477      12.392538                0.0000
01/01/2013 to 12/31/2013        12.392538      14.817713                0.0000
01/01/2014 to 12/31/2014        14.817713      13.666180            4,931.6370
01/01/2015 to 12/31/2015        13.666180      13.279593            5,692.6090
01/01/2016 to 12/31/2016        13.279593      13.202006            5,518.6401
01/01/2017 to 12/31/2017        13.202006      16.190161            4,169.8870
01/01/2018 to 12/31/2018        16.190161      13.688520            4,181.3217
--------------------------      ---------      ---------           -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.260792      13.846549                0.0000
01/01/2010 to 12/31/2010        13.846549      17.252923            4,759.2141
01/01/2011 to 12/31/2011        17.252923      16.252871            1,396.6129
01/01/2012 to 12/31/2012        16.252871      18.553158              458.4027
01/01/2013 to 12/31/2013        18.553158      25.231826            5,375.8055
01/01/2014 to 12/31/2014        25.231826      26.018865            7,576.8983
01/01/2015 to 12/31/2015        26.018865      24.456492           16,079.5753
01/01/2016 to 12/31/2016        24.456492      29.119298           14,442.7159
01/01/2017 to 12/31/2017        29.119298      32.772535           19,426.3391
01/01/2018 to 12/31/2018        32.772535      28.649896           18,385.4648
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.424388         10.446974       190,401.0500
01/01/2010 to 12/31/2010        10.446974         11.779268       168,592.6342
01/01/2011 to 12/31/2011        11.779268         11.790488       177,264.0412
01/01/2012 to 12/31/2012        11.790488         13.401926       146,636.0088
01/01/2013 to 12/31/2013        13.401926         17.382241        96,688.3209
01/01/2014 to 12/31/2014        17.382241         19.360613       110,598.1876
01/01/2015 to 12/31/2015        19.360613         19.240792       117,904.1059
01/01/2016 to 12/31/2016        19.240792         21.105509       135,333.5059
01/01/2017 to 12/31/2017        21.105509         25.199240       116,135.9234
01/01/2018 to 12/31/2018        25.199240         23.615685       104,592.6238
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.482830         21.574246        97,607.7969
01/01/2014 to 12/31/2014        21.574246         23.486045        91,526.4498
01/01/2015 to 12/31/2015        23.486045         23.040527        79,534.8769
01/01/2016 to 12/31/2016        23.040527         25.883901       118,408.1360
01/01/2017 to 12/31/2017        25.883901         29.968084       103,876.3246
01/01/2018 to 12/31/2018        29.968084         26.482898        90,662.7328
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.593315          8.107374       132,880.4000
01/01/2010 to 12/31/2010         8.107374          8.862691       172,740.9336
01/01/2011 to 12/31/2011         8.862691          8.678933       201,264.2905
01/01/2012 to 12/31/2012         8.678933          9.733885       173,253.4134
01/01/2013 to 04/26/2013         9.733885         10.657517             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.689669         24.563132        61,532.2303
01/01/2014 to 12/31/2014        24.563132         24.112658        55,751.6903
01/01/2015 to 12/31/2015        24.112658         23.832007        42,427.8436
01/01/2016 to 12/31/2016        23.832007         27.781792        32,872.7784
01/01/2017 to 12/31/2017        27.781792         31.592581        29,964.3658
01/01/2018 to 12/31/2018        31.592581         28.931129        23,931.7502
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.438452         12.709651       133,468.2100
01/01/2010 to 12/31/2010        12.709651         15.374940       133,230.1827
01/01/2011 to 12/31/2011        15.374940         14.340195       101,338.5884
01/01/2012 to 12/31/2012        14.340195         14.864760        84,563.8075
01/01/2013 to 04/26/2013        14.864760         16.109809             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.050592         21.507664       251,683.9892
01/01/2014 to 12/31/2014        21.507664         23.045926       246,563.2527
01/01/2015 to 12/31/2015        23.045926         25.076944       196,554.6495
01/01/2016 to 12/31/2016        25.076944         25.069466       204,086.7472
01/01/2017 to 12/31/2017        25.069466         32.948697       168,420.5147
01/01/2018 to 12/31/2018        32.948697         32.064718       165,108.9409
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.465479          5.424533       317,879.3700
01/01/2010 to 12/31/2010         5.424533          6.820134       320,664.4901
01/01/2011 to 12/31/2011         6.820134          6.050937       354,105.7174
01/01/2012 to 12/31/2012         6.050937          6.679328       280,696.4979
01/01/2013 to 04/26/2013         6.679328          6.981386             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.618661         14.761175         6,395.6400
01/01/2010 to 12/31/2010        14.761175         18.752786         6,699.3213
01/01/2011 to 12/31/2011        18.752786         15.385924         7,572.2550
01/01/2012 to 12/31/2012        15.385924         15.538597         7,769.1703
01/01/2013 to 12/31/2013        15.538597         16.945060        15,135.0075
01/01/2014 to 12/31/2014        16.945060         13.543729        19,102.5613
01/01/2015 to 12/31/2015        13.543729          8.966866        22,620.1173
01/01/2016 to 12/31/2016         8.966866         12.690791        15,938.0666
01/01/2017 to 12/31/2017        12.690791         12.403550        17,378.9585
01/01/2018 to 12/31/2018        12.403550          8.688229        17,638.1914
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        29.039245         30.090112       206,291.0521
01/01/2017 to 12/31/2017        30.090112         31.978866       182,847.5949
01/01/2018 to 12/31/2018        31.978866         30.217360       161,361.5785
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        15.421699         20.768373       486,629.5600
01/01/2010 to 12/31/2010        20.768373         23.100413       428,787.0772
01/01/2011 to 12/31/2011        23.100413         23.760160       363,408.0986
01/01/2012 to 12/31/2012        23.760160         26.421594       324,381.2024
01/01/2013 to 12/31/2013        26.421594         28.090996       292,012.0085
01/01/2014 to 12/31/2014        28.090996         28.994604       251,190.3341
01/01/2015 to 12/31/2015        28.994604         27.927877       223,421.9125
01/01/2016 to 04/29/2016        27.927877         28.762516             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        29.632173         30.731389        25,571.7670
01/01/2017 to 12/31/2017        30.731389         32.676377        25,369.2036
01/01/2018 to 12/31/2018        32.676377         30.911338        23,373.9114
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        23.229967         24.376105         8,891.5389
01/01/2011 to 12/31/2011        24.376105         24.831966        16,152.9711
01/01/2012 to 12/31/2012        24.831966         27.248639        26,183.7495
01/01/2013 to 12/31/2013        27.248639         27.208078        34,966.6484
01/01/2014 to 12/31/2014        27.208078         27.979779        51,296.6141
01/01/2015 to 12/31/2015        27.979779         27.147941        36,587.9580
01/01/2016 to 04/29/2016        27.147941         27.807423             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.933627         16.328707        46,000.8400
01/01/2010 to 12/31/2010        16.328707         16.960653        52,317.2259
01/01/2011 to 12/31/2011        16.960653         17.579867        17,883.7229
01/01/2012 to 12/31/2012        17.579867         17.835571        14,057.1652
01/01/2013 to 12/31/2013        17.835571         17.402272        11,054.6297
01/01/2014 to 12/31/2014        17.402272         17.571568         8,437.0857
01/01/2015 to 12/31/2015        17.571568         17.354429         7,964.1831
01/01/2016 to 12/31/2016        17.354429         17.262024         8,606.0275
01/01/2017 to 12/31/2017        17.262024         17.282114         8,606.5696
01/01/2018 to 12/31/2018        17.282114         17.133556         6,522.2497

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B) (formerly         consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B) (formerly         Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

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APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $12,000 Purchase Payment plus the 5% Purchase Payment Credit of $600 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,600 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $6,000 plus the 5% Purchase Payment Credit of $300 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,600             $2,000           $10,600          $10,600
    2                                $2,000           $ 8,626          $ 8,626
    3                                $2,000           $ 6,647          $ 6,647
    4*           $ 6,300             $3,000           $ 9,964          $ 3,664         $6,300
    5                                $3,000           $ 6,988          $   673         $6,316
    6                                $3,000           $ 4,006                0         $4,006
    7                                $3,000           $ 1,015                0         $1,015
    8                                $1,018                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $300 is added to the EDCA Account. This amount ($6,300) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,664 in the 1st Payment Bucket ($6,647 (1st Payment Bucket Account Value from the 3rd month) + $17 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,664). The total EDCA Account Value at the beginning of the 4th month is $9,964 ($3,664 in the 1st Payment Bucket + $6,300 in the 2nd Payment Bucket = $9,964).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $24,000 Purchase Payment plus the 5% Purchase Payment Credit of $1,200 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,200 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $12,000 plus the 5% Purchase Payment Credit of $600 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $25,200                   $2,000           $23,200          $23,200
    2                                $2,000           $21,257          $21,257
    3                                $2,000           $19,310          $19,310
    4                                $2,000           $17,357          $17,357
    5                                $2,000           $15,400          $15,400
    6*     $12,600                   $3,000           $25,038          $12,438         $12,600
    7                                $3,000           $22,100          $ 9,469         $12,631
    8                                $3,000           $19,154          $ 6,492         $12,662
    9                                $3,000           $16,202          $ 3,508         $12,693
   10                                $3,000           $13,242          $   517         $12,725
   11                                $3,000           $10,274                0         $10,274
   12                                $3,000           $ 7,300                0         $ 7,300
   13                                $3,000           $ 4,318                0         $ 4,318
   14                                $3,000           $ 1,328                0         $ 1,328
   15                                $1,331                 0                0               0

*At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $600 is added to the EDCA Account. This amount ($12,600) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,438 in the 1st Payment Bucket ($15,400 (1st Payment Bucket Account Value from the 5th month) + $38 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,438). The total EDCA Account Value at the beginning of the 6th month is $25,038 ($12,438 in the 1st Payment Bucket + $12,600 in the 2nd Payment Bucket = $25,038).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




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  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




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     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




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     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




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(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



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  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




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(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




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  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



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                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



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Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



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D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2019              $100,000
   B    Account Value                                  9/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2021              $  9,000
   G    Percentage Reduction in Account                9/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2019              $100,000
   B    Account Value                                       9/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2021              $  9,000
   G    Percentage Reduction in Account                     9/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2019             $100,000
    B    Account Value                           9/1/2020 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2020             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2020             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2020          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2021 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2021             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2021          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2021             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2021             $  9,000
    G    Percentage Reduction in Account                 9/2/2021                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2021             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2021          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2021          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2021             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                    CLASS XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2019, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


SAI-0419BLICMOXC
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  SERVICES........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    4
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    6
  Total Return....................................    6
  Historical Unit Values..........................    6
  Reporting Agencies..............................    7
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    9
  CONDENSED FINANCIAL INFORMATION.................   12
  FINANCIAL STATEMENTS............................  102

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SERVICES

BLIC maintains certain books and records of Brighthouse Variable Annuity Account C (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.




                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2018        $604,739,251          $0
  2017        $599,512,866          $0
  2016        $568,161,672          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $12,619,364.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $58,063,548. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $265 to $64,721,502.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.

American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC


J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:


 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) OR TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:


(1) IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000



(2)   SIMPLE: elective contribution: $13,000; catch-up contribution: $3,000



(3)   401(K): elective contribution: $19,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $19,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $19,000; catch-up contribution: $6,000

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
01/01/2016 to 12/31/2016         12.019266          12.247718         16,662.3762
01/01/2017 to 12/31/2017         12.247718          13.688555         15,409.8922
01/01/2018 to 12/31/2018         13.688555          12.524929         15,726.1556
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
01/01/2016 to 12/31/2016         12.544662          13.303065        273,602.2685
01/01/2017 to 12/31/2017         13.303065          15.291847        258,096.0554
01/01/2018 to 12/31/2018         15.291847          14.391735        228,146.1054
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
01/01/2016 to 12/31/2016         12.576505          13.478957        281,824.6894
01/01/2017 to 12/31/2017         13.478957          16.089308        271,525.8417
01/01/2018 to 12/31/2018         16.089308          14.911595        209,840.3623
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.749746           7.855089        111,585.8100
01/01/2010 to 12/31/2010          7.855089           9.142614        112,723.6956
01/01/2011 to 12/31/2011          9.142614           8.579473         90,193.6176
01/01/2012 to 12/31/2012          8.579473           9.907680         98,695.1822
01/01/2013 to 12/31/2013          9.907680          12.648353         96,409.1616
01/01/2014 to 12/31/2014         12.648353          13.459522         97,023.6090
01/01/2015 to 12/31/2015         13.459522          14.098675         96,669.2036
01/01/2016 to 12/31/2016         14.098675          15.129855         91,521.5387
01/01/2017 to 12/31/2017         15.129855          19.035566         84,097.8843
01/01/2018 to 12/31/2018         19.035566          18.628893         74,708.5238
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.672156           9.312251          227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374          281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913          303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479          310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006          130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410          120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127          100,673.4690
01/01/2016 to 12/31/2016         12.308127          12.955773           99,361.9973
01/01/2017 to 12/31/2017         12.955773          14.396619          103,335.5522
01/01/2018 to 12/31/2018         14.396619          13.676160          132,955.1141
--------------------------       ---------          ---------          ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758           50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356           48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495           39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575           30,963.8497
01/01/2016 to 12/31/2016          9.953575          10.668050           29,444.4631
01/01/2017 to 12/31/2017         10.668050          11.522604           34,378.6260
01/01/2018 to 12/31/2018         11.522604          10.613508           37,413.0795
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082           40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036           98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394           97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303           87,315.7295
01/01/2016 to 12/31/2016         11.389303          11.699377           83,224.0683
01/01/2017 to 12/31/2017         11.699377          13.040034           72,986.9899
01/01/2018 to 12/31/2018         13.040034          11.904063           65,403.0312
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.195423          17.591890           17,794.7400
01/01/2010 to 12/31/2010         17.591890          20.033380           46,153.6390
01/01/2011 to 12/31/2011         20.033380          20.168240           30,105.1747
01/01/2012 to 12/31/2012         20.168240          23.118155           34,319.3431
01/01/2013 to 12/31/2013         23.118155          24.862243           45,700.9973
01/01/2014 to 12/31/2014         24.862243          25.261255           44,085.8275
01/01/2015 to 12/31/2015         25.261255          23.842215           43,191.3720
01/01/2016 to 12/31/2016         23.842215          26.730246           40,508.2596
01/01/2017 to 12/31/2017         26.730246          28.334305           42,676.5208
01/01/2018 to 12/31/2018         28.334305          27.067324           40,856.8289
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
01/01/2017 to 12/31/2017         16.544930          20.007527          795,664.1929
01/01/2018 to 12/31/2018         20.007527          17.697615          701,627.6423
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339         59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002        112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725        123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444        194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734        163,790.0448
01/01/2017 to 12/31/2017         12.714734          14.800162        154,189.5833
01/01/2018 to 12/31/2018         14.800162          13.484905        137,662.0786
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.840161          14.726955        437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472        409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747        357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960        288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085        255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029        222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772        203,065.6229
01/01/2016 to 12/31/2016         21.884772          28.254984        186,380.5809
01/01/2017 to 12/31/2017         28.254984          31.045569        160,012.1975
01/01/2018 to 12/31/2018         31.045569          25.883060        147,442.2859
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.148147          10.217171        519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597        536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069        323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652        288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041        274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536        275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047        266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443        242,083.8969
01/01/2017 to 12/31/2017          9.286443          11.722673        259,703.5764
01/01/2018 to 12/31/2018         11.722673           9.894641        250,763.4154
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997740          10.205438            974.7689
01/01/2011 to 12/31/2011         10.205438          10.240357         13,455.9965
01/01/2012 to 12/31/2012         10.240357          10.810264         14,160.0906
01/01/2013 to 12/31/2013         10.810264          11.041274         27,394.7725
01/01/2014 to 12/31/2014         11.041274          10.940529         26,315.6341
01/01/2015 to 12/31/2015         10.940529          10.671627         24,091.6866
01/01/2016 to 12/31/2016         10.671627          11.469943         27,990.4681
01/01/2017 to 12/31/2017         11.469943          11.697654         26,573.6684
01/01/2018 to 12/31/2018         11.697654          11.540911         16,620.0551
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493        100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875         99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344        129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968        132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273        191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221        161,330.0475
01/01/2017 to 12/31/2017          9.820221           9.788588        149,893.0892
01/01/2018 to 12/31/2018          9.788588           9.669559        131,410.7084
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           9.998192          10.878904               0.0000
01/01/2010 to 12/31/2010          10.878904          12.150119             373.6083
01/01/2011 to 12/31/2011          12.150119          11.912168               0.0000
01/01/2012 to 12/31/2012          11.912168          13.390224               0.0000
01/01/2013 to 12/31/2013          13.390224          13.307738               0.0000
01/01/2014 to 12/31/2014          13.307738          13.239254               0.0000
01/01/2015 to 12/31/2015          13.239254          12.480860               0.0000
01/01/2016 to 12/31/2016          12.480860          12.383990               0.0000
01/01/2017 to 12/31/2017          12.383990          12.198918               0.0000
01/01/2018 to 12/31/2018          12.198918          12.118583               0.0000
--------------------------        ---------          ---------             --------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.266596          12.280998         264,500.0400
01/01/2010 to 12/31/2010          12.280998          14.025858         235,103.1539
01/01/2011 to 12/31/2011          14.025858          13.026028         215,937.4181
01/01/2012 to 12/31/2012          13.026028          16.141583         204,531.3882
01/01/2013 to 12/31/2013          16.141583          16.440377         185,105.4259
01/01/2014 to 12/31/2014          16.440377          18.316874         172,852.7576
01/01/2015 to 12/31/2015          18.316874          17.764593         156,830.1865
01/01/2016 to 12/31/2016          17.764593          17.626625         143,654.5400
01/01/2017 to 12/31/2017          17.626625          19.202089         137,708.4546
01/01/2018 to 12/31/2018          19.202089          17.253233         130,014.3775
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.629841           6.055174       1,124,474.5500
01/01/2010 to 12/31/2010           6.055174           7.372926         962,269.7439
01/01/2011 to 12/31/2011           7.372926           7.488041         959,691.6583
01/01/2012 to 12/31/2012           7.488041           8.727953         829,658.2845
01/01/2013 to 12/31/2013           8.727953          12.500172         705,742.6383
01/01/2014 to 12/31/2014          12.500172          14.618625         624,157.2520
01/01/2015 to 12/31/2015          14.618625          13.798955         562,161.4499
01/01/2016 to 12/31/2016          13.798955          13.936968         522,921.7527
01/01/2017 to 12/31/2017          13.936968          16.233232         460,210.6239
01/01/2018 to 12/31/2018          16.233232          14.839159         409,448.2633
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         140.928841         144.689994              15.9878
01/01/2011 to 12/31/2011         144.689994         131.588146             985.7678
01/01/2012 to 12/31/2012         131.588146         158.564774             979.6271
01/01/2013 to 12/31/2013         158.564774         200.867763             747.7896
01/01/2014 to 04/25/2014         200.867763         209.000348               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.600138           6.242944         197,464.6700
01/01/2010 to 12/31/2010           6.242944           6.591246         197,210.7906
01/01/2011 to 04/29/2011           6.591246           7.002829               0.0000
--------------------------       ----------         ----------       --------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.745460          10.893314           4,955.6568
01/01/2013 to 12/31/2013          10.893314          10.230778           3,513.9544
01/01/2014 to 12/31/2014          10.230778          10.823809           3,495.1243
01/01/2015 to 12/31/2015          10.823809          10.692470           4,064.0709
01/01/2016 to 12/31/2016          10.692470          10.656040           3,732.9291
01/01/2017 to 12/31/2017          10.656040          10.754653           4,492.5539
01/01/2018 to 12/31/2018          10.754653          10.570832           4,442.3215
--------------------------       ----------         ----------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.161587          17.024193        370,385.6300
01/01/2010 to 12/31/2010         17.024193          19.495409        349,291.8637
01/01/2011 to 12/31/2011         19.495409          16.443106        324,112.2935
01/01/2012 to 12/31/2012         16.443106          20.903672        283,076.1862
01/01/2013 to 12/31/2013         20.903672          26.830898        254,564.4469
01/01/2014 to 12/31/2014         26.830898          24.863707        226,173.5527
01/01/2015 to 12/31/2015         24.863707          23.350843        208,484.5355
01/01/2016 to 12/31/2016         23.350843          24.847030        197,736.8572
01/01/2017 to 12/31/2017         24.847030          31.878771        177,820.0604
01/01/2018 to 12/31/2018         31.878771          23.837586        170,190.7112
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190        669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221        504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609        425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766        332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200        433,994.3783
01/01/2017 to 12/31/2017          1.127200           1.219689        466,716.1674
01/01/2018 to 12/31/2018          1.219689           1.122424        384,784.7934
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217        195,248.3299
01/01/2017 to 12/31/2017         17.534217          20.356309        174,399.9487
01/01/2018 to 12/31/2018         20.356309          17.587704        148,085.3095
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
01/01/2016 to 12/31/2016         24.882250          27.273716        221,698.5390
01/01/2017 to 12/31/2017         27.273716          33.624971        186,196.1795
01/01/2018 to 12/31/2018         33.624971          30.079356        158,525.7005
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498         21,127.3761
01/01/2014 to 12/31/2014         10.534498          10.889748         21,064.9923
01/01/2015 to 12/31/2015         10.889748          10.763273         21,001.3593
01/01/2016 to 12/31/2016         10.763273          10.823223         23,116.9263
01/01/2017 to 12/31/2017         10.823223          10.999159         31,491.8917
01/01/2018 to 12/31/2018         10.999159          10.820515         31,030.2074
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.936988           9.856360         53,615.6600
01/01/2010 to 12/31/2010          9.856360          10.286561         44,248.9136
01/01/2011 to 12/31/2011         10.286561          10.704420         41,767.8518
01/01/2012 to 12/31/2012         10.704420          11.045917         43,928.8479
01/01/2013 to 04/26/2013         11.045917          11.017198              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
01/01/2017 to 12/31/2017          1.209612           1.388072        285,053.7322
01/01/2018 to 12/31/2018          1.388072           1.267101        280,198.0232
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864          4,948.2984
01/01/2017 to 12/31/2017          1.014864           1.152921          5,065.5258
01/01/2018 to 04/30/2018          1.152921           1.123418              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.754770          10.741407         44,736.6600
01/01/2010 to 12/31/2010         10.741407          12.891564         53,991.6914
01/01/2011 to 12/31/2011         12.891564          12.492986         72,580.5568
01/01/2012 to 12/31/2012         12.492986          14.368003         44,582.6411
01/01/2013 to 12/31/2013         14.368003          16.553618         42,733.4063
01/01/2014 to 12/31/2014         16.553618          16.847273         42,020.4666
01/01/2015 to 12/31/2015         16.847273          16.775017         41,050.2815
01/01/2016 to 12/31/2016         16.775017          17.288762         43,746.3742
01/01/2017 to 12/31/2017         17.288762          20.912926         41,966.0618
01/01/2018 to 12/31/2018         20.912926          19.460575         38,921.4816
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733        129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859        137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638        480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835         63,522.7118
01/01/2017 to 12/31/2017          1.206835           1.371663         15,853.6770
01/01/2018 to 12/31/2018          1.371663           1.252157         61,309.7319
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.008772          12.959129        923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054        879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782        811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294        687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371        610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104        578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468        518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927        482,548.3651
01/01/2017 to 12/31/2017         14.504927          18.285457        403,156.8109
01/01/2018 to 12/31/2018         18.285457          15.467376        374,336.4945
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626           51,980.2756
01/01/2017 to 12/31/2017          1.050626           1.163676                0.0000
01/01/2018 to 12/31/2018          1.163676           1.057636                0.0000
--------------------------        --------           --------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.979939          12.749612          402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326          372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818          336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800          293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398          264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547          247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960          220,205.9480
01/01/2016 to 12/31/2016         13.650960          14.096791          205,754.8555
01/01/2017 to 12/31/2017         14.096791          14.347587          173,956.5926
01/01/2018 to 12/31/2018         14.347587          13.771552          160,690.4891
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911        1,047,793.8203
01/01/2017 to 12/31/2017         17.115911          17.594330          988,365.5054
01/01/2018 to 12/31/2018         17.594330          17.265067          928,039.9091
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215398          10.734370           21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089           32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169           47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248           26,146.1179
01/01/2017 to 12/31/2017         11.460248          13.130110            8,138.4692
01/01/2018 to 04/30/2018         13.130110          12.547627                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315          298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916          156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934          150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322          136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150          118,794.2418
01/01/2017 to 12/31/2017          1.240150           1.394309           82,628.1236
01/01/2018 to 12/31/2018          1.394309           1.242129           92,596.6300
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.501714          10.443805        516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272        560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321        522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967        482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010        467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639        406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895        353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774        321,305.6326
01/01/2017 to 12/31/2017         14.758774          16.820429        274,167.6764
01/01/2018 to 12/31/2018         16.820429          15.465036        250,423.6685
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.794369           9.897797        178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919        177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652        153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646        145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551        142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355        138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571        131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029        118,592.7938
01/01/2017 to 12/31/2017         14.722029          17.325486        102,849.4164
01/01/2018 to 12/31/2018         17.325486          15.549850         75,163.3854
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.688706          41.561455        782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303        706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832        618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371        547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868        468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157        420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627        373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416        335,978.8179
01/01/2017 to 12/31/2017         83.122416          95.624063        293,871.1615
01/01/2018 to 12/31/2018         95.624063          85.436717        258,194.4916
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.690788           8.143047        927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279        837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490        733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337        658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995        606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394        542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874        505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487        466,167.9028
01/01/2017 to 12/31/2017         18.074487          22.178832        428,093.4062
01/01/2018 to 12/31/2018         22.178832          21.335836        363,920.3686
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
01/01/2017 to 12/31/2017         37.918704          40.834063        198,016.3419
01/01/2018 to 12/31/2018         40.834063          36.086785        179,774.6647
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.599510          12.492580          135,131.6800
01/01/2010 to 12/31/2010         12.492580          15.266007          115,778.2577
01/01/2011 to 12/31/2011         15.266007          14.071615          110,467.2548
01/01/2012 to 12/31/2012         14.071615          16.347741           96,113.1603
01/01/2013 to 12/31/2013         16.347741          21.330590           79,129.1149
01/01/2014 to 12/31/2014         21.330590          23.757158           77,071.9942
01/01/2015 to 12/31/2015         23.757158          21.237440           76,232.0804
01/01/2016 to 12/31/2016         21.237440          23.643895           78,181.7749
01/01/2017 to 12/31/2017         23.643895          25.767596           75,567.0167
01/01/2018 to 12/31/2018         25.767596          21.975110           66,434.7952
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190           61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740           56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798           55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529           46,355.1907
01/01/2017 to 12/31/2017         14.289529          18.960630           29,833.5030
01/01/2018 to 12/31/2018         18.960630          15.442563           22,823.7271
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.044506           8.475894           57,516.1200
01/01/2010 to 12/31/2010          8.475894           8.911941           53,555.2900
01/01/2011 to 12/31/2011          8.911941           7.514062           53,624.4003
01/01/2012 to 12/31/2012          7.514062           8.679548           51,986.8353
01/01/2013 to 04/26/2013          8.679548           8.994758                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
01/01/2017 to 12/31/2017          9.360674           9.266338          300,102.0871
01/01/2018 to 12/31/2018          9.266338           9.255039          267,669.4661
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
01/01/2017 to 12/31/2017         13.958866          14.682942           43,961.5865
01/01/2018 to 12/31/2018         14.682942          14.064273           43,182.5402
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
01/01/2017 to 12/31/2017         14.826400          16.136560        1,756,120.1499
01/01/2018 to 12/31/2018         16.136560          15.172551        1,510,173.8363
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
01/01/2016 to 12/31/2016         14.693033          15.479490        3,390,776.3398
01/01/2017 to 12/31/2017         15.479490          17.470017        3,106,538.7294
01/01/2018 to 12/31/2018         17.470017          16.130165        2,733,374.1166
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          8.003254          10.241709        5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653        5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334        4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385        4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286        3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.021527           8.878574           85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672           96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285          104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388           95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
01/01/2016 to 12/31/2016         14.687175          15.622911        3,125,736.8883
01/01/2017 to 12/31/2017         15.622911          18.312712        2,707,391.3641
01/01/2018 to 12/31/2018         18.312712          16.550241        2,460,263.8758
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.633994       11.991528             533,008.4500
01/01/2010 to 12/31/2010         11.991528       13.536401             472,901.3782
01/01/2011 to 12/31/2011         13.536401       14.179556             412,917.1867
01/01/2012 to 12/31/2012         14.179556       15.561525             354,196.6635
01/01/2013 to 12/31/2013         15.561525       20.895389             315,248.5277
01/01/2014 to 12/31/2014         20.895389       20.897477             288,216.0374
01/01/2015 to 12/31/2015         20.897477       18.568786             265,184.3619
01/01/2016 to 12/31/2016         18.568786       22.402325             242,540.0810
01/01/2017 to 12/31/2017         22.402325       24.800023             199,687.3939
01/01/2018 to 12/31/2018         24.800023       21.119063             177,605.9185
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.131600       14.222857               7,447.7100
01/01/2010 to 12/31/2010         14.222857       17.150588              11,503.4759
01/01/2011 to 12/31/2011         17.150588       14.128534              10,247.1880
01/01/2012 to 12/31/2012         14.128534       16.384184               7,465.5032
01/01/2013 to 12/31/2013         16.384184       20.564521              12,430.6973
01/01/2014 to 12/31/2014         20.564521       18.873780              11,528.2453
01/01/2015 to 12/31/2015         18.873780       19.633341              12,838.0159
01/01/2016 to 12/31/2016         19.633341       20.437259              28,436.0064
01/01/2017 to 12/31/2017         20.437259       26.224799              12,316.7988
01/01/2018 to 12/31/2018         26.224799       20.489430              12,626.3782
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         22.197264       22.555955             149,925.2762
01/01/2017 to 12/31/2017         22.555955       26.361287             148,812.6553
01/01/2018 to 12/31/2018         26.361287       25.835978             135,608.0049
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.896490       15.784564             219,658.7200
01/01/2010 to 12/31/2010         15.784564       17.999926             193,556.9963
01/01/2011 to 12/31/2011         17.999926       16.843308             179,021.9674
01/01/2012 to 12/31/2012         16.843308       18.285402             168,066.6978
01/01/2013 to 12/31/2013         18.285402       23.870178             154,882.1120
01/01/2014 to 12/31/2014         23.870178       26.046242             145,909.0723
01/01/2015 to 12/31/2015         26.046242       25.555785             136,590.1299
01/01/2016 to 04/29/2016         25.555785       25.694247                   0.0000
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.801293       11.412672           2,101,442.5000
01/01/2010 to 12/31/2010         11.412672       12.552562           1,916,652.6289
01/01/2011 to 12/31/2011         12.552562       11.831530           1,730,378.7213
01/01/2012 to 12/31/2012         11.831530       13.115000           1,475,057.6244
01/01/2013 to 12/31/2013         13.115000       17.225755           1,299,516.7289
01/01/2014 to 12/31/2014         17.225755       18.713913           1,119,764.9789
01/01/2015 to 12/31/2015         18.713913       18.824888           1,002,875.6599
01/01/2016 to 12/31/2016         18.824888       19.841206             896,014.0225
01/01/2017 to 12/31/2017         19.841206       23.210106             780,409.9720
01/01/2018 to 12/31/2018         23.210106       22.771279             690,290.2810
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.687034       17.478966              59,830.4083
01/01/2014 to 12/31/2014         17.478966       19.062820              56,133.4893
01/01/2015 to 12/31/2015         19.062820       19.239169              51,500.2621
01/01/2016 to 12/31/2016         19.239169       19.900387              48,495.7144
01/01/2017 to 12/31/2017         19.900387       24.456917              25,905.9102
01/01/2018 to 12/31/2018         24.456917       22.634946              22,423.0864
--------------------------       ---------       ---------           --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.875156          11.399836           90,192.5100
01/01/2010 to 12/31/2010         11.399836          14.259327           80,395.3952
01/01/2011 to 12/31/2011         14.259327          12.979302           71,339.3562
01/01/2012 to 12/31/2012         12.979302          13.534252           65,044.2462
01/01/2013 to 04/26/2013         13.534252          14.592475                0.0000
--------------------------       ---------          ---------           -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
01/01/2017 to 12/31/2017         20.747453          27.957969          398,139.9634
01/01/2018 to 12/31/2018         27.957969          27.529194          347,058.2873
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.712205           6.925141           13,045.5300
01/01/2010 to 12/31/2010          6.925141           7.859835           15,819.5373
01/01/2011 to 12/31/2011          7.859835           7.434600           17,173.6182
01/01/2012 to 12/31/2012          7.434600           8.239005           10,868.1339
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         14.043873          14.512748            2,041.9700
01/01/2010 to 12/31/2010         14.512748          15.081921            6,757.4909
01/01/2011 to 12/31/2011         15.081921          15.896561            7,581.7872
01/01/2012 to 12/31/2012         15.896561          16.195277           10,220.8642
01/01/2013 to 12/31/2013         16.195277          15.520773           10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319            5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917            9,538.5261
01/01/2016 to 12/31/2016         15.827917          15.893742           11,928.6620
01/01/2017 to 12/31/2017         15.893742          16.093620            8,332.2467
01/01/2018 to 12/31/2018         16.093620          15.751083            8,076.4313
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.838586          13.487845              127.5600
01/01/2010 to 12/31/2010         13.487845          16.705911            4,123.6530
01/01/2011 to 12/31/2011         16.705911          16.065053            2,222.2364
01/01/2012 to 12/31/2012         16.065053          18.529086            2,301.6225
01/01/2013 to 12/31/2013         18.529086          24.195498            3,238.1755
01/01/2014 to 12/31/2014         24.195498          25.992035            6,213.9955
01/01/2015 to 12/31/2015         25.992035          24.882127            6,595.1025
01/01/2016 to 12/31/2016         24.882127          29.390215            6,726.5825
01/01/2017 to 12/31/2017         29.390215          33.421534           23,048.9594
01/01/2018 to 12/31/2018         33.421534          29.070022           24,563.6045
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.989316          11.564961          3,803.6000
01/01/2010 to 12/31/2010         11.564961          12.259062          4,968.6757
01/01/2011 to 12/31/2011         12.259062          10.533011          4,951.9829
01/01/2012 to 12/31/2012         10.533011          12.218310          3,294.9689
01/01/2013 to 12/31/2013         12.218310          14.594792          6,948.9767
01/01/2014 to 12/31/2014         14.594792          13.447120          3,947.3730
01/01/2015 to 12/31/2015         13.447120          13.053662          2,567.5597
01/01/2016 to 12/31/2016         13.053662          12.964422          3,553.5642
01/01/2017 to 12/31/2017         12.964422          15.882967          6,046.1874
01/01/2018 to 12/31/2018         15.882967          13.415281          5,907.0374
--------------------------       ---------          ---------          ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.143198          13.692928          1,673.3300
01/01/2010 to 12/31/2010         13.692928          17.044476          1,777.6741
01/01/2011 to 12/31/2011         17.044476          16.040482          5,757.5793
01/01/2012 to 12/31/2012         16.040482          18.292316          4,949.2061
01/01/2013 to 12/31/2013         18.292316          24.852244         13,370.3666
01/01/2014 to 12/31/2014         24.852244          25.601821          9,481.0081
01/01/2015 to 12/31/2015         25.601821          24.040426          9,763.9039
01/01/2016 to 12/31/2016         24.040426          28.595307          7,055.4716
01/01/2017 to 12/31/2017         28.595307          32.150736         21,920.4027
01/01/2018 to 12/31/2018         32.150736          28.078037         21,586.4692
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.363648          10.361283        308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983        289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447        267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153        277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817        257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012        230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784        218,551.8036
01/01/2016 to 12/31/2016         18.968784          20.786347        183,377.4909
01/01/2017 to 12/31/2017         20.786347          24.793452        168,038.7398
01/01/2018 to 12/31/2018         24.793452          23.212030        152,001.4035
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229        106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581         94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679         87,038.1212
01/01/2016 to 12/31/2016         22.641679          25.410414         84,973.6698
01/01/2017 to 12/31/2017         25.410414          29.390578         93,182.1004
01/01/2018 to 12/31/2018         29.390578          25.946426         90,632.1672
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.588767           8.093684         81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888        136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988        149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314        133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174         97,371.7443
01/01/2017 to 12/31/2017         27.327174          31.044636         85,835.6242
01/01/2018 to 12/31/2018         31.044636          28.400746         70,321.6224
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.805417          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
01/01/2017 to 12/31/2017         24.618384          32.323624        211,120.6216
01/01/2018 to 12/31/2018         32.323624          31.424781        187,327.8590
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.438596           5.377075        193,617.5000
01/01/2010 to 12/31/2010          5.377075           6.753719        171,381.7171
01/01/2011 to 12/31/2011          6.753719           5.986033        162,238.9517
01/01/2012 to 12/31/2012          5.986033           6.601045        142,451.8593
01/01/2013 to 04/26/2013          6.601045           6.897369              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.612720          14.743903              0.0000
01/01/2010 to 12/31/2010         14.743903          18.712143              0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245          2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865          2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599          2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325          2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713          2,838.8972
01/01/2016 to 12/31/2016          8.902713          12.587406          2,822.1350
01/01/2017 to 12/31/2017         12.587406          12.290245          2,806.7190
01/01/2018 to 12/31/2018         12.290245           8.600195          2,789.6092
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421120          29.430103        388,707.5751
01/01/2017 to 12/31/2017         29.430103          31.246258        369,300.2876
01/01/2018 to 12/31/2018         31.246258          29.495426        352,324.7783
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.302076          20.586701        788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466        714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333        631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964        576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056        500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570        459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908        411,473.2304
01/01/2016 to 04/29/2016         27.517908          28.330980              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.001430          30.057318         37,413.6907
01/01/2017 to 12/31/2017         30.057318          31.927794         22,073.6601
01/01/2018 to 12/31/2018         31.927794          30.172828         18,365.5504
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.765934          12.338270             5,385.0076
01/01/2011 to 12/31/2011      12.338270          12.556481            12,044.9653
01/01/2012 to 12/31/2012      12.556481          13.764649            18,855.9154
01/01/2013 to 12/31/2013      13.764649          13.730420            69,708.9116
01/01/2014 to 12/31/2014      13.730420          14.105743            71,568.7731
01/01/2015 to 12/31/2015      14.105743          13.672696            69,569.2223
01/01/2016 to 04/29/2016      13.672696          14.000232                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.709391          16.082823            18,391.6300
01/01/2010 to 12/31/2010      16.082823          16.688556            23,973.3426
01/01/2011 to 12/31/2011      16.688556          17.280596            38,713.6887
01/01/2012 to 12/31/2012      17.280596          17.514328            40,078.5139
01/01/2013 to 12/31/2013      17.514328          17.071751            36,872.8382
01/01/2014 to 12/31/2014      17.071751          17.220600            16,075.1454
01/01/2015 to 12/31/2015      17.220600          16.990796            15,366.7009
01/01/2016 to 12/31/2016      16.990796          16.883434            14,864.5699
01/01/2017 to 12/31/2017      16.883434          16.886233            11,578.5627
01/01/2018 to 12/31/2018      16.886233          16.724252             9,685.2575

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265           31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744           36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244           44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151           42,618.7098
01/01/2016 to 12/31/2016         11.963151          12.178353           45,081.2802
01/01/2017 to 12/31/2017         12.178353          13.597468           54,731.0723
01/01/2018 to 12/31/2018         13.597468          12.429073           50,086.2104
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
01/01/2016 to 12/31/2016         12.448539          13.187937          728,633.3312
01/01/2017 to 12/31/2017         13.187937          15.144404          676,161.8161
01/01/2018 to 12/31/2018         15.144404          14.238639          700,771.5541
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
01/01/2016 to 12/31/2016         12.480129          13.362298        1,252,751.7435
01/01/2017 to 12/31/2017         13.362298          15.934169        1,170,086.0010
01/01/2018 to 12/31/2018         15.934169          14.752960          993,263.3477
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.745775           7.841818          126,551.0800
01/01/2010 to 12/31/2010          7.841818           9.118054          139,983.8891
01/01/2011 to 12/31/2011          9.118054           8.547889          109,005.9439
01/01/2012 to 12/31/2012          8.547889           9.861290          107,148.6625
01/01/2013 to 12/31/2013          9.861290          12.576555           99,333.7083
01/01/2014 to 12/31/2014         12.576555          13.369741           93,337.6115
01/01/2015 to 12/31/2015         13.369741          13.990630          133,106.8219
01/01/2016 to 12/31/2016         13.990630          14.998904          138,470.8748
01/01/2017 to 12/31/2017         14.998904          18.852015          122,134.4456
01/01/2018 to 12/31/2018         18.852015          18.430712          138,115.3404
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.666872           9.296538          554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347          638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409          880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856          691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466          650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354          730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823          553,955.6998
01/01/2016 to 12/31/2016         12.213823          12.843658          511,612.8238
01/01/2017 to 12/31/2017         12.843658          14.257815          508,650.6068
01/01/2018 to 12/31/2018         14.257815          13.530683          437,215.4775
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134         71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788         95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090         43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825         38,874.1829
01/01/2016 to 12/31/2016          9.906825          10.607334         36,536.7473
01/01/2017 to 12/31/2017         10.607334          11.445606         35,919.6035
01/01/2018 to 12/31/2018         11.445606          10.531983         33,307.7084
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
01/01/2016 to 12/31/2016         11.336124          11.633112        125,762.2392
01/01/2017 to 12/31/2017         11.633112          12.953256        133,963.9710
01/01/2018 to 12/31/2018         12.953256          11.812954        103,367.6391
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.045782          17.358689         39,039.9500
01/01/2010 to 12/31/2010         17.358689          19.748068         49,295.1134
01/01/2011 to 12/31/2011         19.748068          19.861185         56,842.9674
01/01/2012 to 12/31/2012         19.861185          22.743320         52,997.7712
01/01/2013 to 12/31/2013         22.743320          24.434687         47,972.7311
01/01/2014 to 12/31/2014         24.434687          24.802021         42,821.1384
01/01/2015 to 12/31/2015         24.802021          23.385369         49,772.7513
01/01/2016 to 12/31/2016         23.385369          26.191865         44,238.6128
01/01/2017 to 12/31/2017         26.191865          27.735947         43,001.6390
01/01/2018 to 12/31/2018         27.735947          26.469088         42,421.8389
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.610366           9.919738        798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251        785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063        672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485        624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577        545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816        405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021        345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835        355,862.1092
01/01/2017 to 12/31/2017         16.344835          19.745867        322,412.2515
01/01/2018 to 12/31/2018         19.745867          17.448594        280,296.8767
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725        120,809.2898
01/01/2017 to 12/31/2017         12.642725          14.701682        129,099.3198
01/01/2018 to 12/31/2018         14.701682          13.381705        117,076.8117
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
01/01/2016 to 12/31/2016         21.663213          27.940994        164,676.0893
01/01/2017 to 12/31/2017         27.940994          30.669973        144,890.6714
01/01/2018 to 12/31/2018         30.669973          25.544194        133,472.3648
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708         86,421.0462
01/01/2017 to 12/31/2017          9.187708          11.586489         80,097.9670
01/01/2018 to 12/31/2018         11.586489           9.769851         78,384.0998
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997603          10.198534         13,141.2160
01/01/2011 to 12/31/2011         10.198534          10.223228         29,236.7254
01/01/2012 to 12/31/2012         10.223228          10.781338         24,813.5919
01/01/2013 to 12/31/2013         10.781338          11.000723         42,792.1088
01/01/2014 to 12/31/2014         11.000723          10.889452         44,001.1552
01/01/2015 to 12/31/2015         10.889452          10.611186         37,827.6375
01/01/2016 to 12/31/2016         10.611186          11.393584         28,032.5820
01/01/2017 to 12/31/2017         11.393584          11.608196         19,550.4024
01/01/2018 to 12/31/2018         11.608196          11.441141         11,297.4160
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572         62,200.4759
01/01/2017 to 12/31/2017          9.764572           9.723415         62,341.9963
01/01/2018 to 12/31/2018          9.723415           9.595525         57,835.3647
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998082          10.871607              0.0000
01/01/2010 to 12/31/2010         10.871607          12.129841          4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428          3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128          3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689          2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349          2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834          2,585.1592
01/01/2016 to 12/31/2016         12.397834          12.289311          2,590.7016
01/01/2017 to 12/31/2017         12.289311          12.093585          2,616.2058
01/01/2018 to 12/31/2018         12.093585          12.001863          2,474.2694
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.223364          12.211480       120,940.1600
01/01/2010 to 12/31/2010          12.211480          13.932543       109,557.1915
01/01/2011 to 12/31/2011          13.932543          12.926451       113,252.4378
01/01/2012 to 12/31/2012          12.926451          16.002101       115,994.8532
01/01/2013 to 12/31/2013          16.002101          16.282017        99,005.8233
01/01/2014 to 12/31/2014          16.282017          18.122311        89,107.6789
01/01/2015 to 12/31/2015          18.122311          17.558323        78,339.2580
01/01/2016 to 12/31/2016          17.558323          17.404553        73,065.6017
01/01/2017 to 12/31/2017          17.404553          18.941275        71,071.5437
01/01/2018 to 12/31/2018          18.941275          17.001771        65,832.7845
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.628049           6.046778       398,419.7700
01/01/2010 to 12/31/2010           6.046778           7.355352       358,059.8286
01/01/2011 to 12/31/2011           7.355352           7.462739       368,564.6284
01/01/2012 to 12/31/2012           7.462739           8.689722       317,272.3757
01/01/2013 to 12/31/2013           8.689722          12.432991       325,312.5013
01/01/2014 to 12/31/2014          12.432991          14.525528       287,273.9499
01/01/2015 to 12/31/2015          14.525528          13.697363       228,157.0656
01/01/2016 to 12/31/2016          13.697363          13.820529       239,055.5575
01/01/2017 to 12/31/2017          13.820529          16.081573       194,739.2934
01/01/2018 to 12/31/2018          16.081573          14.685737       180,218.0529
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         137.018308         140.581867           295.6292
01/01/2011 to 12/31/2011         140.581867         127.724425           299.9336
01/01/2012 to 12/31/2012         127.724425         153.754409           953.2243
01/01/2013 to 12/31/2013         153.754409         194.579444         1,684.6768
01/01/2014 to 04/25/2014         194.579444         202.393676             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.585552           6.216925        85,304.2600
01/01/2010 to 12/31/2010           6.216925           6.557220        75,032.1913
01/01/2011 to 04/29/2011           6.557220           6.964406             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.734635          10.875038             0.0000
01/01/2013 to 12/31/2013          10.875038          10.203401           986.7498
01/01/2014 to 12/31/2014          10.203401          10.784057         5,735.9521
01/01/2015 to 12/31/2015          10.784057          10.642551           976.8583
01/01/2016 to 12/31/2016          10.642551          10.595690        16,789.9406
01/01/2017 to 12/31/2017          10.595690          10.683085        16,580.1342
01/01/2018 to 12/31/2018          10.683085          10.489932        16,325.1166
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.141818          16.977047       508,991.5300
01/01/2010 to 12/31/2010          16.977047          19.422008       454,241.5700
01/01/2011 to 12/31/2011          19.422008          16.364832       414,357.2483
01/01/2012 to 12/31/2012          16.364832          20.783269       358,846.1129
01/01/2013 to 12/31/2013          20.783269          26.649710       300,712.2169
01/01/2014 to 12/31/2014          26.649710          24.671106       269,112.2705
01/01/2015 to 12/31/2015          24.671106          23.146785       245,448.5840
01/01/2016 to 12/31/2016          23.146785          24.605278       240,317.2532
01/01/2017 to 12/31/2017          24.605278          31.537162       208,860.0562
01/01/2018 to 12/31/2018          31.537162          23.558409       198,804.1632
--------------------------       ----------         ----------       ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
01/01/2017 to 12/31/2017          1.121928           1.212775          730,513.4736
01/01/2018 to 12/31/2018          1.212775           1.114938          664,875.1956
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567           54,606.7756
01/01/2017 to 12/31/2017         17.330567          20.099839           52,438.1316
01/01/2018 to 12/31/2018         20.099839          17.348646           40,871.0843
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.495398          12.486292          243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445          208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903          185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404          157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576          167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874          115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794           99,414.2949
01/01/2016 to 12/31/2016         24.664794          27.008339           88,592.0191
01/01/2017 to 12/31/2017         27.008339          33.264627           74,483.4402
01/01/2018 to 12/31/2018         33.264627          29.727067           77,731.4745
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723          133,885.6834
01/01/2014 to 12/31/2014         10.474723          10.817135          134,972.2857
01/01/2015 to 12/31/2015         10.817135          10.680816          141,090.5587
01/01/2016 to 12/31/2016         10.680816          10.729571          125,389.1359
01/01/2017 to 12/31/2017         10.729571          10.893117          134,368.6627
01/01/2018 to 12/31/2018         10.893117          10.705424          109,304.3130
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.930842           9.839740          153,912.6600
01/01/2010 to 12/31/2010          9.839740          10.258953          159,176.7273
01/01/2011 to 12/31/2011         10.258953          10.665052          146,729.2690
01/01/2012 to 12/31/2012         10.665052          10.994233          162,643.6537
01/01/2013 to 04/26/2013         10.994233          10.965528                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513          327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433          366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926          321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645          429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955          407,864.4132
01/01/2017 to 12/31/2017          1.203955           1.380204          385,073.3545
01/01/2018 to 12/31/2018          1.380204           1.258652          543,051.0597
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996802           1.037898         17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859        150,895.3429
01/01/2016 to 12/31/2016          1.009859           1.012137        122,232.0642
01/01/2017 to 12/31/2017          1.012137           1.148677        112,734.1904
01/01/2018 to 04/30/2018          1.148677           1.118918              0.0000
--------------------------        --------           --------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.734002          10.701942         73,976.5100
01/01/2010 to 12/31/2010         10.701942          12.831376         51,774.3616
01/01/2011 to 12/31/2011         12.831376          12.422254         66,490.0724
01/01/2012 to 12/31/2012         12.422254          14.272304         63,901.6760
01/01/2013 to 12/31/2013         14.272304          16.426933         54,335.8725
01/01/2014 to 12/31/2014         16.426933          16.701626         48,833.4875
01/01/2015 to 12/31/2015         16.701626          16.613369         45,246.6453
01/01/2016 to 12/31/2016         16.613369          17.105049         37,910.4562
01/01/2017 to 12/31/2017         17.105049          20.670092         37,117.6092
01/01/2018 to 12/31/2018         20.670092          19.215263         30,202.9200
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823        283,579.5819
01/01/2017 to 12/31/2017          1.201823           1.364606        188,161.4190
01/01/2018 to 12/31/2018          1.364606           1.244462        184,276.0333
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126        146,964.3866
01/01/2017 to 12/31/2017         14.315126          18.028212        134,656.2579
01/01/2018 to 12/31/2018         18.028212          15.234434        124,674.4881
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
01/01/2017 to 12/31/2017          1.047802           1.159392          4,354.4451
01/01/2018 to 12/31/2018          1.159392           1.052683          3,771.2835
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.917813          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
01/01/2016 to 12/31/2016         13.479002          13.905304        326,628.5467
01/01/2017 to 12/31/2017         13.905304          14.138586        316,881.6570
01/01/2018 to 12/31/2018         14.138586          13.557300        293,557.4781
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
01/01/2017 to 12/31/2017         16.972821          17.429849        306,860.9018
01/01/2018 to 12/31/2018         17.429849          17.086473        280,525.0515
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
01/01/2017 to 12/31/2017         11.417906          13.068566          1,716.0076
01/01/2018 to 04/30/2018         13.068566          12.484738              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
01/01/2017 to 12/31/2017          1.234350           1.386406        370,190.1380
01/01/2018 to 12/31/2018          1.386406           1.233846        355,174.4070
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
01/01/2017 to 12/31/2017         14.593535          16.615538        144,592.6527
01/01/2018 to 12/31/2018         16.615538          15.261291        118,153.9022
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
01/01/2017 to 12/31/2017         14.557192          17.114432        135,064.9151
01/01/2018 to 12/31/2018         17.114432          15.344975        124,265.4059
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
01/01/2017 to 12/31/2017         82.427569          94.730236         85,587.3476
01/01/2018 to 12/31/2018         94.730236          84.552983         74,658.7878
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.688596           8.131775        420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924        359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078        313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898        311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140        285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421        238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544        201,286.8213
01/01/2016 to 12/31/2016         17.172544          17.923521        181,237.2991
01/01/2017 to 12/31/2017         17.923521          21.971677        162,785.4808
01/01/2018 to 12/31/2018         21.971677          21.115299        156,554.2733
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.945964          19.827088         31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039         35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786         32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594         25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816         22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283         22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148         22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158         21,496.9373
01/01/2017 to 12/31/2017         36.529158          39.298482         20,132.6306
01/01/2018 to 12/31/2018         39.298482          34.694792         19,009.9952
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.554730          12.421876        229,511.8600
01/01/2010 to 12/31/2010         12.421876          15.164455        192,975.6214
01/01/2011 to 12/31/2011         15.164455          13.964054        180,120.7616
01/01/2012 to 12/31/2012         13.964054          16.206485        156,667.9715
01/01/2013 to 12/31/2013         16.206485          21.125154        139,166.5819
01/01/2014 to 12/31/2014         21.125154          23.504834        114,646.0234
01/01/2015 to 12/31/2015         23.504834          20.990857        105,741.9432
01/01/2016 to 12/31/2016         20.990857          23.346014         97,543.5299
01/01/2017 to 12/31/2017         23.346014          25.417609         92,794.3068
01/01/2018 to 12/31/2018         25.417609          21.654826         83,243.4097
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654         41,654.1359
01/01/2017 to 12/31/2017         12.426654          16.472381         34,026.3429
01/01/2018 to 12/31/2018         16.472381          13.402497         33,707.5069
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.040337           8.461583           82,197.8900
01/01/2010 to 12/31/2010          8.461583           8.888011          169,326.3736
01/01/2011 to 12/31/2011          8.888011           7.486399           80,367.3845
01/01/2012 to 12/31/2012          7.486399           8.638908           79,170.0802
01/01/2013 to 04/26/2013          8.638908           8.949795                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426          627,811.1668
01/01/2017 to 12/31/2017          9.282426           9.179718          441,449.4395
01/01/2018 to 12/31/2018          9.179718           9.159309          434,217.2743
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365           55,394.6160
01/01/2017 to 12/31/2017         13.796365          14.497549          120,064.9752
01/01/2018 to 12/31/2018         14.497549          13.872731          148,363.2398
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.987380          10.854598        3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251        3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850        3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990        2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648        2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.690395          10.767338        5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574        5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042        5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083        5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509        4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737        4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790        4,315,423.1342
01/01/2017 to 12/31/2017         14.653790          15.932804        3,775,370.6781
01/01/2018 to 12/31/2018         15.932804          14.965904        3,213,899.2927
--------------------------       ---------          ---------        --------------


                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
01/01/2017 to 12/31/2017         15.299267          17.249415         5,029,115.6646
01/01/2018 to 12/31/2018         17.249415          15.910466         4,376,119.2391
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.016687           8.863588           353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867           376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106           375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734           386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
01/01/2017 to 12/31/2017         15.441002          18.081453         6,018,917.0655
01/01/2018 to 12/31/2018         18.081453          16.324802         5,224,176.0020
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.630590          11.974815           552,762.9400
01/01/2010 to 12/31/2010         11.974815          13.504035           423,839.8849
01/01/2011 to 12/31/2011         13.504035          14.131542           368,727.8436
01/01/2012 to 12/31/2012         14.131542          15.493246           320,597.7553
01/01/2013 to 12/31/2013         15.493246          20.782927           289,823.6577
01/01/2014 to 12/31/2014         20.782927          20.764218           243,650.0651
01/01/2015 to 12/31/2015         20.764218          18.431923           220,307.2111
01/01/2016 to 12/31/2016         18.431923          22.214984           197,291.9068
01/01/2017 to 12/31/2017         22.214984          24.568128           173,841.2147
01/01/2018 to 12/31/2018         24.568128          20.900543           151,600.5422
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.129881       14.206229              12,094.9100
01/01/2010 to 12/31/2010         14.206229       17.113440              12,830.2236
01/01/2011 to 12/31/2011         17.113440       14.083849              13,442.8182
01/01/2012 to 12/31/2012         14.083849       16.315960               8,951.9780
01/01/2013 to 12/31/2013         16.315960       20.458437              11,794.4508
01/01/2014 to 12/31/2014         20.458437       18.757640              11,751.4509
01/01/2015 to 12/31/2015         18.757640       19.493020              14,436.6440
01/01/2016 to 12/31/2016         19.493020       20.270913              14,490.4597
01/01/2017 to 12/31/2017         20.270913       25.985438              11,336.3864
01/01/2018 to 12/31/2018         25.985438       20.281985              12,231.3709
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.897491       22.236591               8,315.8709
01/01/2017 to 12/31/2017         22.236591       25.962156              11,638.5268
01/01/2018 to 12/31/2018         25.962156       25.419214              12,081.5420
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.701227       15.535332               1,350.1000
01/01/2010 to 12/31/2010         15.535332       17.698021               1,910.3273
01/01/2011 to 12/31/2011         17.698021       16.544278               3,503.5063
01/01/2012 to 12/31/2012         16.544278       17.942723               7,439.4556
01/01/2013 to 12/31/2013         17.942723       23.399440               7,507.9566
01/01/2014 to 12/31/2014         23.399440       25.507070               9,166.0406
01/01/2015 to 12/31/2015         25.507070       25.001745               8,985.8355
01/01/2016 to 04/29/2016         25.001745       25.128938                   0.0000
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.797857       11.396812           1,012,674.2700
01/01/2010 to 12/31/2010         11.396812       12.522598             891,888.9010
01/01/2011 to 12/31/2011         12.522598       11.791509             801,517.5740
01/01/2012 to 12/31/2012         11.791509       13.057507             645,466.4688
01/01/2013 to 12/31/2013         13.057507       17.133113             580,374.7381
01/01/2014 to 12/31/2014         17.133113       18.594661             470,387.1638
01/01/2015 to 12/31/2015         18.594661       18.686232             395,336.5316
01/01/2016 to 12/31/2016         18.686232       19.675380             360,093.6748
01/01/2017 to 12/31/2017         19.675380       22.993196             323,866.3401
01/01/2018 to 12/31/2018         22.993196       22.535785             280,278.9314
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.555344       17.310581              70,025.9106
01/01/2014 to 12/31/2014         17.310581       18.860303              63,655.3725
01/01/2015 to 12/31/2015         18.860303       19.015748              53,067.2480
01/01/2016 to 12/31/2016         19.015748       19.649625              51,416.0454
01/01/2017 to 12/31/2017         19.649625       24.124685              47,444.2555
01/01/2018 to 12/31/2018         24.124685       22.305004              43,580.5555
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.838404       11.335295             123,258.8700
01/01/2010 to 12/31/2010         11.335295       14.164443              99,628.3543
01/01/2011 to 12/31/2011         14.164443       12.880067              87,881.4331
01/01/2012 to 12/31/2012         12.880067       13.417273              79,920.2742
01/01/2013 to 04/26/2013         13.417273       14.461751                   0.0000
--------------------------       ---------       ---------           --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.991434          10.959638        389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058        370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634        341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541        573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796        497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841        430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297        374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953        342,983.9825
01/01/2017 to 12/31/2017         20.516953          27.619833        287,793.5950
01/01/2018 to 12/31/2018         27.619833          27.168893        252,584.8469
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.705506           6.910104         62,900.3900
01/01/2010 to 12/31/2010          6.910104           7.834937         45,829.0696
01/01/2011 to 12/31/2011          7.834937           7.403653         42,488.3276
01/01/2012 to 12/31/2012          7.403653           8.196467         35,289.6277
01/01/2013 to 04/26/2013          8.196467           8.798666              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.392685           7.615002        718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111        634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327        548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.897321          14.351824          7,009.5700
01/01/2010 to 12/31/2010         14.351824          14.899780         12,383.0597
01/01/2011 to 12/31/2011         14.899780          15.688931         11,446.0520
01/01/2012 to 12/31/2012         15.688931          15.967684          3,990.1293
01/01/2013 to 12/31/2013         15.967684          15.287359          3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341          8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733          7,056.0627
01/01/2016 to 12/31/2016         15.558733          15.607822         21,253.5328
01/01/2017 to 12/31/2017         15.607822          15.788352         12,130.4752
01/01/2018 to 12/31/2018         15.788352          15.436780         10,957.2156
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.743176          13.360309          3,115.8800
01/01/2010 to 12/31/2010         13.360309          16.531427         12,392.3620
01/01/2011 to 12/31/2011         16.531427          15.881398          8,726.6061
01/01/2012 to 12/31/2012         15.881398          18.298861         10,435.4501
01/01/2013 to 12/31/2013         18.298861          23.871000          9,502.0884
01/01/2014 to 12/31/2014         23.871000          25.617806         15,557.8972
01/01/2015 to 12/31/2015         25.617806          24.499360         15,303.2038
01/01/2016 to 12/31/2016         24.499360          28.909188         12,016.8642
01/01/2017 to 12/31/2017         28.909188          32.841772         14,781.6402
01/01/2018 to 12/31/2018         32.841772          28.537008         14,912.0449
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.895451          11.436663          4,403.1900
01/01/2010 to 12/31/2010         11.436663          12.110959         11,105.3737
01/01/2011 to 12/31/2011         12.110959          10.395367          7,808.0383
01/01/2012 to 12/31/2012         10.395367          12.046530         15,074.2341
01/01/2013 to 12/31/2013         12.046530          14.375224         14,872.7791
01/01/2014 to 12/31/2014         14.375224          13.231571         13,105.5635
01/01/2015 to 12/31/2015         13.231571          12.831574         13,062.6080
01/01/2016 to 12/31/2016         12.831574          12.731112         14,515.1117
01/01/2017 to 12/31/2017         12.731112          15.581600         11,694.3105
01/01/2018 to 12/31/2018         15.581600          13.147496         11,544.9123
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.026831          13.541011          1,041.4200
01/01/2010 to 12/31/2010         13.541011          16.838547          5,418.5337
01/01/2011 to 12/31/2011         16.838547          15.830866          3,297.7268
01/01/2012 to 12/31/2012         15.830866          18.035140          9,276.9370
01/01/2013 to 12/31/2013         18.035140          24.478371          9,453.0474
01/01/2014 to 12/31/2014         24.478371          25.191460          7,720.6808
01/01/2015 to 12/31/2015         25.191460          23.631436          7,546.8112
01/01/2016 to 12/31/2016         23.631436          28.080742         13,928.2832
01/01/2017 to 12/31/2017         28.080742          31.540731         15,346.1938
01/01/2018 to 12/31/2018         31.540731          27.517590         11,098.4043
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.342698          10.322933        296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853        282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419        238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623        252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313        236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391        190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957        183,592.0918
01/01/2016 to 12/31/2016         18.762957          20.536145        174,954.6895
01/01/2017 to 12/31/2017         20.536145          24.465740        159,755.1576
01/01/2018 to 12/31/2018         24.465740          22.877580        165,971.0764
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289         51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377         37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734         38,394.5696
01/01/2016 to 12/31/2016         22.249734          24.945586         35,185.9863
01/01/2017 to 12/31/2017         24.945586          28.824199         35,265.5278
01/01/2018 to 12/31/2018         28.824199          25.420820         36,800.1920
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
01/01/2017 to 12/31/2017         26.879920          30.506109         27,357.7306
01/01/2018 to 12/31/2018         30.506109          27.880009         22,862.8848
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.563767          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
01/01/2016 to 12/31/2016         24.231045          24.175418         79,224.6563
01/01/2017 to 12/31/2017         24.175418          31.710407         71,577.2356
01/01/2018 to 12/31/2018         31.710407          30.797614         83,912.1710
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.437283           5.369652        217,662.8500
01/01/2010 to 12/31/2010          5.369652           6.737666        191,266.8939
01/01/2011 to 12/31/2011          6.737666           5.965845        180,162.4399
01/01/2012 to 12/31/2012          5.965845           6.572172        143,664.0905
01/01/2013 to 04/26/2013          6.572172           6.865017              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.606782          14.726652            198.8200
01/01/2010 to 12/31/2010         14.726652          18.671588          2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720          2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403          2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589          2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435          1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019          2,211.9820
01/01/2016 to 12/31/2016          8.839019          12.484863          1,337.3222
01/01/2017 to 12/31/2017         12.484863          12.177974          1,579.9352
01/01/2018 to 12/31/2018         12.177974           8.513052          1,706.0726
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816150          28.784568        167,700.2038
01/01/2017 to 12/31/2017         28.784568          30.530431        153,924.5260
01/01/2018 to 12/31/2018         30.530431          28.790737        134,770.1953
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.296064          20.558065        409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826        375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811        329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480        291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862        243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302        202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181        176,321.4559
01/01/2016 to 04/29/2016         27.315181          28.113019              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.384110          29.398029         20,431.4822
01/01/2017 to 12/31/2017         29.398029          31.196357         18,854.8803
01/01/2018 to 12/31/2018         31.196357          29.451958         18,061.9874
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.744622          12.307762            17,086.2352
01/01/2011 to 12/31/2011      12.307762          12.512948            26,272.7059
01/01/2012 to 12/31/2012      12.512948          13.703146            32,377.6128
01/01/2013 to 12/31/2013      13.703146          13.655406            49,208.4362
01/01/2014 to 12/31/2014      13.655406          14.014656            45,306.4237
01/01/2015 to 12/31/2015      14.014656          13.570825            42,483.1311
01/01/2016 to 04/29/2016      13.570825          13.891353                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.488235          15.840564            90,533.8500
01/01/2010 to 12/31/2010      15.840564          16.420744            89,900.7356
01/01/2011 to 12/31/2011      16.420744          16.986337            86,984.1514
01/01/2012 to 12/31/2012      16.986337          17.198787            84,251.4841
01/01/2013 to 12/31/2013      17.198787          16.747425            37,599.6927
01/01/2014 to 12/31/2014      16.747425          16.876560            21,516.3540
01/01/2015 to 12/31/2015      16.876560          16.634701            18,808.9727
01/01/2016 to 12/31/2016      16.634701          16.513066            17,690.1212
01/01/2017 to 12/31/2017      16.513066          16.499340            17,680.9028
01/01/2018 to 12/31/2018      16.499340          16.324645            16,989.0968

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
01/01/2017 to 12/31/2017         12.143818          13.552152           78,439.8596
01/01/2018 to 12/31/2018         13.552152          12.381420           75,412.8335
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
01/01/2017 to 12/31/2017         13.130747          15.071216        2,544,629.5379
01/01/2018 to 12/31/2018         15.071216          14.162702        2,432,186.2185
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
01/01/2017 to 12/31/2017         13.304348          15.857161        2,082,995.9460
01/01/2018 to 12/31/2018         15.857161          14.674276        1,952,866.6382
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.743791           7.835191          275,571.9900
01/01/2010 to 12/31/2010          7.835191           9.105799          265,875.7822
01/01/2011 to 12/31/2011          9.105799           8.532140          251,752.5607
01/01/2012 to 12/31/2012          8.532140           9.838177          222,989.5897
01/01/2013 to 12/31/2013          9.838177          12.540809          210,768.5145
01/01/2014 to 12/31/2014         12.540809          13.325075          224,367.2955
01/01/2015 to 12/31/2015         13.325075          13.936918          205,437.9853
01/01/2016 to 12/31/2016         13.936918          14.933854          187,201.3651
01/01/2017 to 12/31/2017         14.933854          18.760905          150,830.9277
01/01/2018 to 12/31/2018         18.760905          18.332413          145,860.8984
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
01/01/2017 to 12/31/2017         12.787964          14.188915          860,359.1450
01/01/2018 to 12/31/2018         14.188915          13.458526          819,660.8941
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
01/01/2017 to 12/31/2017         10.577105          11.407300          121,448.5740
01/01/2018 to 12/31/2018         11.407300          10.491455          112,578.0853
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
01/01/2017 to 12/31/2017         11.600120          12.910083          130,530.3304
01/01/2018 to 12/31/2018         12.910083          11.767660          120,299.9088
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.971652          17.243250           30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939           64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415           63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187           64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673           65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543           62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238           59,441.4949
01/01/2016 to 12/31/2016         23.160238          25.926754           42,053.3982
01/01/2017 to 12/31/2017         25.926754          27.441522           36,507.3027
01/01/2018 to 12/31/2018         27.441522          26.174945           35,212.1552
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
01/01/2017 to 12/31/2017         16.245697          19.616323          752,347.4040
01/01/2018 to 12/31/2018         19.616323          17.325399          698,200.3433
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
01/01/2017 to 12/31/2017         12.606873          14.652688          383,920.8990
01/01/2018 to 12/31/2018         14.652688          13.330401          383,019.8700
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.722197          14.558366        376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934        424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747        368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225        248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870        300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950        271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311        238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680        196,859.2677
01/01/2017 to 12/31/2017         27.639680          30.324109        162,151.4688
01/01/2018 to 12/31/2018         30.324109          25.243424        141,358.0830
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
01/01/2017 to 12/31/2017          9.138735          11.518991        235,248.5552
01/01/2018 to 12/31/2018         11.518991           9.708047        237,572.6085
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084          6,394.0405
01/01/2011 to 12/31/2011         10.195084          10.214674         10,143.5481
01/01/2012 to 12/31/2012         10.214674          10.766904         27,171.1595
01/01/2013 to 12/31/2013         10.766904          10.980504         34,886.3694
01/01/2014 to 12/31/2014         10.980504          10.864003         21,439.5310
01/01/2015 to 12/31/2015         10.864003          10.581094         22,800.1949
01/01/2016 to 12/31/2016         10.581094          11.355595         36,587.0674
01/01/2017 to 12/31/2017         11.355595          11.563724         33,576.1634
01/01/2018 to 12/31/2018         11.563724          11.391580         26,402.6142
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597         41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641         57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338         69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415         51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514         51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865         50,880.7457
01/01/2017 to 12/31/2017          9.736865           9.690991         46,063.4024
01/01/2018 to 12/31/2018          9.690991           9.558720         42,374.4355
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998027          10.867960              0.0000
01/01/2010 to 12/31/2010         10.867960          12.119715          2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590          2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647         17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774         19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056          2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527          2,694.8733
01/01/2016 to 12/31/2016         12.356527          12.242243          2,519.6144
01/01/2017 to 12/31/2017         12.242243          12.041259          2,755.6960
01/01/2018 to 12/31/2018         12.041259          11.943925          2,713.8622
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.201824          12.176868       226,420.8600
01/01/2010 to 12/31/2010          12.176868          13.886119       203,887.4580
01/01/2011 to 12/31/2011          13.886119          12.876948       181,275.4715
01/01/2012 to 12/31/2012          12.876948          15.932812       173,902.1391
01/01/2013 to 12/31/2013          15.932812          16.203410       168,721.1437
01/01/2014 to 12/31/2014          16.203410          18.025806       149,686.7665
01/01/2015 to 12/31/2015          18.025806          17.456087       133,216.9319
01/01/2016 to 12/31/2016          17.456087          17.294568       125,290.4153
01/01/2017 to 12/31/2017          17.294568          18.812199       121,623.4104
01/01/2018 to 12/31/2018          18.812199          16.877417       113,610.4421
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.576046           5.975843       818,395.1000
01/01/2010 to 12/31/2010           5.975843           7.265437       729,554.0714
01/01/2011 to 12/31/2011           7.265437           7.367833       835,271.7525
01/01/2012 to 12/31/2012           7.367833           8.574900       766,531.6980
01/01/2013 to 12/31/2013           8.574900          12.262580       676,170.6117
01/01/2014 to 12/31/2014          12.262580          14.319275       596,554.9374
01/01/2015 to 12/31/2015          14.319275          13.496115       548,961.2803
01/01/2016 to 12/31/2016          13.496115          13.610663       528,059.9942
01/01/2017 to 12/31/2017          13.610663          15.829482       497,897.3619
01/01/2018 to 12/31/2018          15.829482          14.448255       440,535.9505
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745           104.9272
01/01/2011 to 12/31/2011         138.571745         125.835311           505.6277
01/01/2012 to 12/31/2012         125.835311         151.404221         1,120.6220
01/01/2013 to 12/31/2013         151.404221         191.509486           748.4861
01/01/2014 to 04/25/2014         191.509486         199.169061             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.578276           6.203956       280,709.8600
01/01/2010 to 12/31/2010           6.203956           6.540272       272,006.9936
01/01/2011 to 04/29/2011           6.540272           6.945274             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.729226          10.865912        40,902.4915
01/01/2013 to 12/31/2013          10.865912          10.189740        39,474.2888
01/01/2014 to 12/31/2014          10.189740          10.764236        17,646.5389
01/01/2015 to 12/31/2015          10.764236          10.617679        23,631.2964
01/01/2016 to 12/31/2016          10.617679          10.565643        18,197.4663
01/01/2017 to 12/31/2017          10.565643          10.647479        23,500.6897
01/01/2018 to 12/31/2018          10.647479          10.449715        36,142.4789
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.041112          16.815186       436,066.6800
01/01/2010 to 12/31/2010          16.815186          19.227231       375,253.8749
01/01/2011 to 12/31/2011          19.227231          16.192619       340,157.1260
01/01/2012 to 12/31/2012          16.192619          20.554229       302,938.1809
01/01/2013 to 12/31/2013          20.554229          26.342855       280,422.8714
01/01/2014 to 12/31/2014          26.342855          24.374836       242,136.9359
01/01/2015 to 12/31/2015          24.374836          22.857379       225,877.8639
01/01/2016 to 12/31/2016          22.857379          24.285490       210,867.8659
01/01/2017 to 12/31/2017          24.285490          31.111778       185,936.8420
01/01/2018 to 12/31/2018          31.111778          23.228946       179,978.3353
--------------------------       ----------         ----------       ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112       2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571       1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229       1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107       1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301       1,594,196.9339
01/01/2017 to 12/31/2017          1.119301           1.209332       1,689,534.0344
01/01/2018 to 12/31/2018          1.209332           1.111214       1,562,419.2960
--------------------------        --------           --------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.177860           8.923076         210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751         222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920         203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525         190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004         203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046         178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038         167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145         142,618.4066
01/01/2017 to 12/31/2017         17.207145          19.946752         134,195.7977
01/01/2018 to 12/31/2018         19.946752          17.207852         127,343.6584
--------------------------       ---------          ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.409582          12.367259         466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193         398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553         376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758         262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318         319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252         219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456         246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372         177,440.4265
01/01/2017 to 12/31/2017         26.657372          32.816005         155,427.6019
01/01/2018 to 12/31/2018         32.816005          29.311396         142,452.3771
--------------------------       ---------          ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963          85,438.0167
01/01/2014 to 12/31/2014         10.444963          10.781011          83,817.6709
01/01/2015 to 12/31/2015         10.781011          10.639824          89,903.9016
01/01/2016 to 12/31/2016         10.639824          10.683050          90,417.9567
01/01/2017 to 12/31/2017         10.683050          10.840479          96,120.3877
01/01/2018 to 12/31/2018         10.840479          10.648338          94,375.5000
--------------------------       ---------          ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.927771           9.831441          98,998.2100
01/01/2010 to 12/31/2010          9.831441          10.245177          91,375.3237
01/01/2011 to 12/31/2011         10.245177          10.645421          85,889.9308
01/01/2012 to 12/31/2012         10.645421          10.968482          81,720.2668
01/01/2013 to 04/26/2013         10.968482          10.939784               0.0000
--------------------------       ---------          ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153          60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470         214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313         856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452         368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136         516,439.2395
01/01/2017 to 12/31/2017          1.201136           1.376287         514,108.5071
01/01/2018 to 12/31/2018          1.376287           1.254448         531,432.7952
--------------------------       ---------          ---------       --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
01/01/2017 to 12/31/2017          1.010776           1.146561           38,543.1455
01/01/2018 to 04/30/2018          1.146561           1.116675                0.0000
--------------------------        --------           --------           -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.723640          10.682263           87,508.4400
01/01/2010 to 12/31/2010         10.682263          12.801388          124,628.4800
01/01/2011 to 12/31/2011         12.801388          12.387038          148,487.6007
01/01/2012 to 12/31/2012         12.387038          14.224693          106,257.2654
01/01/2013 to 12/31/2013         14.224693          16.363954          101,570.1525
01/01/2014 to 12/31/2014         16.363954          16.629275           86,688.3877
01/01/2015 to 12/31/2015         16.629275          16.533129          117,207.0214
01/01/2016 to 12/31/2016         16.533129          17.013925           55,822.2046
01/01/2017 to 12/31/2017         17.013925          20.549735           50,961.1050
01/01/2018 to 12/31/2018         20.549735          19.093768           49,163.3549
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
01/01/2017 to 12/31/2017          1.199325           1.361091        4,108,469.3007
01/01/2018 to 12/31/2018          1.361091           1.240632        3,898,207.6196
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
01/01/2017 to 12/31/2017         14.154316          17.816812          301,507.7952
01/01/2018 to 12/31/2018         17.816812          15.048218          280,434.8965
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
01/01/2017 to 12/31/2017          1.046394           1.157256           15,416.9171
01/01/2018 to 12/31/2018          1.157256           1.050215                0.0000
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.886879          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
01/01/2017 to 12/31/2017         13.810534          14.035225          331,369.4677
01/01/2018 to 12/31/2018         14.035225          13.451422          299,523.3386
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
01/01/2017 to 12/31/2017         16.715339          17.156877          852,758.9925
01/01/2018 to 12/31/2018         17.156877          16.810424          757,221.8055
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
01/01/2017 to 12/31/2017         11.396794          13.037902            8,676.5422
01/01/2018 to 04/30/2018         13.037902          12.453412                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
01/01/2017 to 12/31/2017          1.231461           1.382471          964,595.7819
01/01/2018 to 12/31/2018          1.382471           1.229726          919,191.9148
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610          306,428.2172
01/01/2017 to 12/31/2017         14.511610          16.514029          278,106.2158
01/01/2018 to 12/31/2018         16.514029          15.160427          254,187.9114
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.756380           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466          287,217.1556
01/01/2017 to 12/31/2017         14.475466          17.009871          274,988.8739
01/01/2018 to 12/31/2018         17.009871          15.243552          257,054.7331
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
01/01/2017 to 12/31/2017         81.176371          93.245806        189,555.8010
01/01/2018 to 12/31/2018         93.245806          83.186163        168,600.4169
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
01/01/2017 to 12/31/2017         17.651325          21.627224        260,601.1093
01/01/2018 to 12/31/2018         21.627224          20.773818        233,519.0572
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
01/01/2017 to 12/31/2017         37.032845          39.820499        111,016.9477
01/01/2018 to 12/31/2018         39.820499          35.137970        100,409.6290
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.532418          12.386674        165,034.7800
01/01/2010 to 12/31/2010         12.386674          15.113932        152,386.6406
01/01/2011 to 12/31/2011         15.113932          13.910583        120,617.2515
01/01/2012 to 12/31/2012         13.910583          16.136315        106,272.5651
01/01/2013 to 12/31/2013         16.136315          21.023179         97,683.5078
01/01/2014 to 12/31/2014         21.023179          23.379678         82,000.4297
01/01/2015 to 12/31/2015         23.379678          20.868641         75,518.4148
01/01/2016 to 12/31/2016         20.868641          23.198484         75,367.1052
01/01/2017 to 12/31/2017         23.198484          25.244402         70,715.8769
01/01/2018 to 12/31/2018         25.244402          21.496438         63,958.4622
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.591377          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304         67,163.9269
01/01/2017 to 12/31/2017         13.999304          18.547795         58,399.9164
01/01/2018 to 12/31/2018         18.547795          15.083529         57,443.1147
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.038254           8.454436          111,257.9200
01/01/2010 to 12/31/2010          8.454436           8.876070          126,813.5087
01/01/2011 to 12/31/2011          8.876070           7.472605          120,514.0081
01/01/2012 to 12/31/2012          7.472605           8.618659          106,573.4907
01/01/2013 to 04/26/2013          8.618659           8.927398                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
01/01/2017 to 12/31/2017          9.141565           9.035909          551,568.9217
01/01/2018 to 12/31/2018          9.035909           9.011288          463,544.5010
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825           71,093.4173
01/01/2017 to 12/31/2017         13.715825          14.405732           68,810.8373
01/01/2018 to 12/31/2018         14.405732          13.777940           55,121.5388
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.672324          10.739578        5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988        5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326        4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561        4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353        3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240        4,449,925.9778
01/01/2017 to 12/31/2017         14.568240          15.831892        3,902,999.5794
01/01/2018 to 12/31/2018         15.831892          14.863638        3,417,381.3833
--------------------------       ---------          ---------        --------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
01/01/2017 to 12/31/2017         15.209943          17.140160         9,194,586.4537
01/01/2018 to 12/31/2018         17.140160          15.801741         8,332,688.9967
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.014269           8.856104           557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990           567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064           544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994           526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
01/01/2017 to 12/31/2017         15.350843          17.966920         8,330,152.7301
01/01/2018 to 12/31/2018         17.966920          16.213236         7,690,792.0009
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.533693          11.834451           331,123.6300
01/01/2010 to 12/31/2010         11.834451          13.339080           280,224.7819
01/01/2011 to 12/31/2011         13.339080          13.951958           230,214.7237
01/01/2012 to 12/31/2012         13.951958          15.288669           227,434.9548
01/01/2013 to 12/31/2013         15.288669          20.498259           226,140.7731
01/01/2014 to 12/31/2014         20.498259          20.469564           203,587.8705
01/01/2015 to 12/31/2015         20.469564          18.161276           186,126.7284
01/01/2016 to 12/31/2016         18.161276          21.877849           163,343.5623
01/01/2017 to 12/31/2017         21.877849          24.183224           144,341.4992
01/01/2018 to 12/31/2018         24.183224          20.562748           135,476.4839
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.129022       14.197922              14,034.2000
01/01/2010 to 12/31/2010         14.197922       17.094897              14,594.0220
01/01/2011 to 12/31/2011         17.094897       14.061559               6,668.7874
01/01/2012 to 12/31/2012         14.061559       16.281954               7,454.5487
01/01/2013 to 12/31/2013         16.281954       20.405601              12,789.2166
01/01/2014 to 12/31/2014         20.405601       18.699838              12,444.6349
01/01/2015 to 12/31/2015         18.699838       19.423236              22,503.2465
01/01/2016 to 12/31/2016         19.423236       20.188248              22,542.2040
01/01/2017 to 12/31/2017         20.188248       25.866578              23,554.1732
01/01/2018 to 12/31/2018         25.866578       20.179051              23,274.5424
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.749126       22.078608              47,712.0703
01/01/2017 to 12/31/2017         22.078608       25.764862              47,118.5066
01/01/2018 to 12/31/2018         25.764862       25.213359              41,783.3888
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.604707       15.412194              67,619.5000
01/01/2010 to 12/31/2010         15.412194       17.548973              62,413.3547
01/01/2011 to 12/31/2011         17.548973       16.396759              55,261.9462
01/01/2012 to 12/31/2012         16.396759       17.773798              51,422.9335
01/01/2013 to 12/31/2013         17.773798       23.167563              51,819.0742
01/01/2014 to 12/31/2014         23.167563       25.241683              49,647.7236
01/01/2015 to 12/31/2015         25.241683       24.729244              44,033.7749
01/01/2016 to 04/29/2016         24.729244       24.850964                   0.0000
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.699080       11.263222           1,224,577.7000
01/01/2010 to 12/31/2010         11.263222       12.369630           1,120,293.8513
01/01/2011 to 12/31/2011         12.369630       11.641659             987,619.3230
01/01/2012 to 12/31/2012         11.641659       12.885091             857,991.0856
01/01/2013 to 12/31/2013         12.885091       16.898436             754,758.6576
01/01/2014 to 12/31/2014         16.898436       18.330797             664,359.8467
01/01/2015 to 12/31/2015         18.330797       18.411859             591,855.9892
01/01/2016 to 12/31/2016         18.411859       19.376793             529,058.4030
01/01/2017 to 12/31/2017         19.376793       22.632977             483,913.2955
01/01/2018 to 12/31/2018         22.632977       22.171576             442,236.0359
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942       17.226997              69,223.6879
01/01/2014 to 12/31/2014         17.226997       18.759852              57,054.4151
01/01/2015 to 12/31/2015         18.759852       18.905012              44,427.8319
01/01/2016 to 12/31/2016         18.905012       19.525432              39,802.2079
01/01/2017 to 12/31/2017         19.525432       23.960265              35,176.0948
01/01/2018 to 12/31/2018         23.960265       22.141839              32,920.5444
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.820092       11.303161             114,728.7400
01/01/2010 to 12/31/2010         11.303161       14.117238              94,445.7320
01/01/2011 to 12/31/2011         14.117238       12.830735              75,490.4088
01/01/2012 to 12/31/2012         12.830735       13.359163              76,085.4478
01/01/2013 to 04/26/2013         13.359163       14.396828                   0.0000
--------------------------       ---------       ---------           --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.936920          10.879438        487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387        441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536        391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480        770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249        688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273        687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121        575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634        459,128.3347
01/01/2017 to 12/31/2017         20.295634          27.308289        396,442.2104
01/01/2018 to 12/31/2018         27.308289          26.848924        360,305.4159
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.702159           6.902598        208,651.7600
01/01/2010 to 12/31/2010          6.902598           7.822517         23,794.2214
01/01/2011 to 12/31/2011          7.822517           7.388228        222,381.5193
01/01/2012 to 12/31/2012          7.388228           8.175281         21,753.4939
01/01/2013 to 04/26/2013          8.175281           8.774528              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.332099           7.525685        905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054        803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451        686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.824619          14.272032          1,981.4300
01/01/2010 to 12/31/2010         14.272032          14.809536          8,268.9298
01/01/2011 to 12/31/2011         14.809536          15.586135         11,688.6909
01/01/2012 to 12/31/2012         15.586135          15.855089         15,848.2219
01/01/2013 to 12/31/2013         15.855089          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796         20,831.0222
01/01/2017 to 12/31/2017         15.466796          15.637896         21,806.5342
01/01/2018 to 12/31/2018         15.637896          15.281988         21,065.6757
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994         10,904.3100
01/01/2010 to 12/31/2010         13.296994          16.444869          5,312.0442
01/01/2011 to 12/31/2011         16.444869          15.790359          5,068.6268
01/01/2012 to 12/31/2012         15.790359          18.184822          5,444.2590
01/01/2013 to 12/31/2013         18.184822          23.710385          9,137.4498
01/01/2014 to 12/31/2014         23.710385          25.432717         13,020.8327
01/01/2015 to 12/31/2015         25.432717          24.310190         14,014.7385
01/01/2016 to 12/31/2016         24.310190          28.671634         15,306.9460
01/01/2017 to 12/31/2017         28.671634          32.555673         16,545.3461
01/01/2018 to 12/31/2018         32.555673          28.274176         15,912.5242
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048            108.5900
01/01/2010 to 12/31/2010         11.373048          12.037580          1,154.5455
01/01/2011 to 12/31/2011         12.037580          10.327221            818.1329
01/01/2012 to 12/31/2012         10.327221          11.961547          1,570.5152
01/01/2013 to 12/31/2013         11.961547          14.266681          4,280.1639
01/01/2014 to 12/31/2014         14.266681          13.125095          5,624.9478
01/01/2015 to 12/31/2015         13.125095          12.721950          4,094.6342
01/01/2016 to 12/31/2016         12.721950          12.616036          8,566.0549
01/01/2017 to 12/31/2017         12.616036          15.433067         10,432.4373
01/01/2018 to 12/31/2018         15.433067          13.015614         12,367.7838
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685         10,925.9700
01/01/2010 to 12/31/2010         13.465685          16.736517         11,728.3571
01/01/2011 to 12/31/2011         16.736517          15.727087          5,294.0475
01/01/2012 to 12/31/2012         15.727087          17.907911          7,143.4603
01/01/2013 to 12/31/2013         17.907911          24.293548         17,911.7560
01/01/2014 to 12/31/2014         24.293548          24.988752         21,042.0136
01/01/2015 to 12/31/2015         24.988752          23.429556         17,758.9461
01/01/2016 to 12/31/2016         23.429556          27.826941         16,294.3585
01/01/2017 to 12/31/2017         27.826941          31.240082         17,492.0861
01/01/2018 to 12/31/2018         31.240082          27.241574         14,909.4699
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.273378          10.234088        290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447        246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700        244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657        238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533        221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418        197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010        175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679        172,426.4139
01/01/2017 to 12/31/2017         20.316679          24.197045        180,015.7744
01/01/2018 to 12/31/2018         24.197045          22.619497        164,056.7418
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199        105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090         67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313         52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370         57,444.3217
01/01/2017 to 12/31/2017         24.716370          28.545114         61,428.9087
01/01/2018 to 12/31/2018         28.545114          25.162022         57,184.0522
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
01/01/2017 to 12/31/2017         26.659045          30.240358         92,980.0361
01/01/2018 to 12/31/2018         30.240358          27.623231         85,631.7914
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.444247          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
01/01/2017 to 12/31/2017         23.956932          31.408174        134,462.1864
01/01/2018 to 12/31/2018         31.408174          30.488738        122,494.5389
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.398616           5.306594        275,558.0900
01/01/2010 to 12/31/2010          5.306594           6.655218        206,138.7608
01/01/2011 to 12/31/2011          6.655218           5.889901        165,476.5989
01/01/2012 to 12/31/2012          5.889901           6.485249        137,184.1621
01/01/2013 to 04/26/2013          6.485249           6.773144              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034              0.0000
01/01/2010 to 12/31/2010         14.718034          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
01/01/2017 to 12/31/2017         12.433905          12.122223          3,165.4990
01/01/2018 to 12/31/2018         12.122223           8.469812          3,046.1618
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518509          28.467128        286,938.2632
01/01/2017 to 12/31/2017         28.467128          30.178689        272,306.2629
01/01/2018 to 12/31/2018         30.178689          28.444730        225,833.7472
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825         22,924.8306
01/01/2017 to 12/31/2017         29.073825          30.836944         21,080.7845
01/01/2018 to 12/31/2018         30.836944          29.098007         20,644.0513
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535             2,020.2594
01/01/2011 to 12/31/2011      12.292535          12.491238            16,762.6537
01/01/2012 to 12/31/2012      12.491238          13.672498            71,298.7942
01/01/2013 to 12/31/2013      13.672498          13.618052            86,765.1833
01/01/2014 to 12/31/2014      13.618052          13.969333            56,442.5192
01/01/2015 to 12/31/2015      13.969333          13.520174            55,530.1065
01/01/2016 to 04/29/2016      13.520174          13.837231                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.378827          15.720806            29,969.4600
01/01/2010 to 12/31/2010      15.720806          16.288453            32,170.8658
01/01/2011 to 12/31/2011      16.288453          16.841092            41,783.1302
01/01/2012 to 12/31/2012      16.841092          17.043155            34,672.0779
01/01/2013 to 12/31/2013      17.043155          16.587579            28,701.0380
01/01/2014 to 12/31/2014      16.587579          16.707126            21,981.5391
01/01/2015 to 12/31/2015      16.707126          16.459462            19,248.7296
01/01/2016 to 12/31/2016      16.459462          16.330939            18,874.6397
01/01/2017 to 12/31/2017      16.330939          16.309229            18,782.5625
01/01/2018 to 12/31/2018      16.309229          16.128436            19,080.3188

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.167893          10.479837              0.0000
01/01/2013 to 12/31/2013         10.479837          11.428729         11,269.9055
01/01/2014 to 12/31/2014         11.428729          12.037639         19,128.3277
01/01/2015 to 12/31/2015         12.037639          11.879490          9,149.1239
01/01/2016 to 12/31/2016         11.879490          12.075067          9,086.9185
01/01/2017 to 12/31/2017         12.075067          13.462005          6,972.7138
01/01/2018 to 12/31/2018         13.462005          12.286696          6,427.0142
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.987538           8.866651         75,093.8700
01/01/2010 to 12/31/2010          8.866651           9.757837         88,181.5981
01/01/2011 to 12/31/2011          9.757837           9.370880         93,798.8099
01/01/2012 to 12/31/2012          9.370880          10.437432        109,050.8353
01/01/2013 to 12/31/2013         10.437432          12.138922        158,408.2820
01/01/2014 to 12/31/2014         12.138922          12.630942        175,256.6539
01/01/2015 to 12/31/2015         12.630942          12.305766        163,031.9906
01/01/2016 to 12/31/2016         12.305766          13.017151        136,391.0041
01/01/2017 to 12/31/2017         13.017151          14.925952        105,251.4233
01/01/2018 to 12/31/2018         14.925952          14.012095         93,515.1721
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.337908           8.335439        109,736.4600
01/01/2010 to 12/31/2010          8.335439           9.281394        147,402.8344
01/01/2011 to 12/31/2011          9.281394           8.676032        135,724.4776
01/01/2012 to 12/31/2012          8.676032           9.887340        128,799.0664
01/01/2013 to 12/31/2013          9.887340          12.137129        159,715.4004
01/01/2014 to 12/31/2014         12.137129          12.669395        149,650.7084
01/01/2015 to 12/31/2015         12.669395          12.336982         91,554.6804
01/01/2016 to 12/31/2016         12.336982          13.189241         62,281.9104
01/01/2017 to 12/31/2017         13.189241          15.704314         75,361.3676
01/01/2018 to 12/31/2018         15.704314          14.518220         78,873.6022
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.739826           7.821959         14,891.7100
01/01/2010 to 12/31/2010          7.821959           9.081346         26,069.1774
01/01/2011 to 12/31/2011          9.081346           8.500740         20,877.2229
01/01/2012 to 12/31/2012          8.500740           9.792130         19,469.7895
01/01/2013 to 12/31/2013          9.792130          12.469647         24,317.4359
01/01/2014 to 12/31/2014         12.469647          13.236223         19,726.8374
01/01/2015 to 12/31/2015         13.236223          13.830151         20,085.7965
01/01/2016 to 12/31/2016         13.830151          14.804645          8,479.4213
01/01/2017 to 12/31/2017         14.804645          18.580067         16,589.3311
01/01/2018 to 12/31/2018         18.580067          18.137456         15,171.8440
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.658954           9.273025          9,941.4400
01/01/2010 to 12/31/2010          9.273025           9.999953         26,417.7997
01/01/2011 to 12/31/2011          9.999953           9.830917        109,800.4259
01/01/2012 to 12/31/2012          9.830917          10.690383         68,612.4242
01/01/2013 to 12/31/2013         10.690383          11.907408         53,012.5348
01/01/2014 to 12/31/2014         11.907408          12.395351         49,548.8284
01/01/2015 to 12/31/2015         12.395351          12.073754         54,912.7731
01/01/2016 to 12/31/2016         12.073754          12.677341         54,566.7612
01/01/2017 to 12/31/2017         12.677341          14.052162         49,306.6753
01/01/2018 to 12/31/2018         14.052162          13.315416         52,325.6416
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.095853          11.462767         14,504.6584
01/01/2013 to 12/31/2013         11.462767          10.865597         13,010.2993
01/01/2014 to 12/31/2014         10.865597          11.087286         15,468.0980
01/01/2015 to 12/31/2015         11.087286           9.837128          9,533.5864
01/01/2016 to 12/31/2016          9.837128          10.516928          8,046.8313
01/01/2017 to 12/31/2017         10.516928          11.331100          3,307.4003
01/01/2018 to 12/31/2018         11.331100          10.410896          3,030.4756
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.924071          10.211120         41,222.3487
01/01/2013 to 12/31/2013         10.211120          11.051764         61,196.1518
01/01/2014 to 12/31/2014         11.051764          11.485267         57,939.1844
01/01/2015 to 12/31/2015         11.485267          11.256840         85,755.4433
01/01/2016 to 12/31/2016         11.256840          11.534440         79,976.0196
01/01/2017 to 12/31/2017         11.534440          12.824200         74,812.4263
01/01/2018 to 12/31/2018         12.824200          11.677626         73,410.0577
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.824810          17.014752         20,244.2300
01/01/2010 to 12/31/2010         17.014752          19.327799         25,974.5991
01/01/2011 to 12/31/2011         19.327799          19.409454         11,984.7256
01/01/2012 to 12/31/2012         19.409454          22.192562         11,951.6746
01/01/2013 to 12/31/2013         22.192562          23.807246         13,067.1305
01/01/2014 to 12/31/2014         23.807246          24.128934         11,085.6221
01/01/2015 to 12/31/2015         24.128934          22.716618          8,955.9662
01/01/2016 to 12/31/2016         22.716618          25.404742          8,770.9724
01/01/2017 to 12/31/2017         25.404742          26.862224          8,075.2624
01/01/2018 to 12/31/2018         26.862224          25.596638          6,561.1144
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.562984           9.843201        601,888.9500
01/01/2010 to 12/31/2010          9.843201          11.251762        598,311.9581
01/01/2011 to 12/31/2011         11.251762          10.402724        574,376.1933
01/01/2012 to 12/31/2012         10.402724          11.914653        574,542.6876
01/01/2013 to 12/31/2013         11.914653          15.140008        545,171.9191
01/01/2014 to 12/31/2014         15.140008          15.610967        421,891.0537
01/01/2015 to 12/31/2015         15.610967          15.009529        384,897.1844
01/01/2016 to 12/31/2016         15.009529          16.049290        361,470.4170
01/01/2017 to 12/31/2017         16.049290          19.359870        327,768.8687
01/01/2018 to 12/31/2018         19.359870          17.081701        255,659.7437
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.950891          10.377682          2,885.8704
01/01/2013 to 12/31/2013         10.377682          11.644752         12,076.5729
01/01/2014 to 12/31/2014         11.644752          12.527974         20,239.7333
01/01/2015 to 12/31/2015         12.527974          11.789721         23,844.7134
01/01/2016 to 12/31/2016         11.789721          12.535500         27,544.5698
01/01/2017 to 12/31/2017         12.535500          14.555224         29,192.9035
01/01/2018 to 12/31/2018         14.555224          13.228420         26,745.4535
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.644231          14.447080        219,343.5800
01/01/2010 to 12/31/2010         14.447080          16.995902        195,635.3734
01/01/2011 to 12/31/2011         16.995902          15.178255        176,077.4655
01/01/2012 to 12/31/2012         15.178255          17.569665        157,018.8103
01/01/2013 to 12/31/2013         17.569665          22.832759        130,244.8333
01/01/2014 to 12/31/2014         22.832759          22.787306        111,889.2520
01/01/2015 to 12/31/2015         22.787306          21.149125        105,141.0828
01/01/2016 to 12/31/2016         21.149125          27.237071         92,355.3092
01/01/2017 to 12/31/2017         27.237071          29.852630         84,282.5474
01/01/2018 to 12/31/2018         29.852630          24.825945         78,932.0320
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.107034          10.123524         67,145.2700
01/01/2010 to 12/31/2010         10.123524          12.282999         75,164.3209
01/01/2011 to 12/31/2011         12.282999           9.797930         74,870.5751
01/01/2012 to 12/31/2012          9.797930          11.429024         59,347.9265
01/01/2013 to 12/31/2013         11.429024          10.655323         43,697.9889
01/01/2014 to 12/31/2014         10.655323           9.772978         36,284.2014
01/01/2015 to 12/31/2015          9.772978           8.264436         37,046.4549
01/01/2016 to 12/31/2016          8.264436           9.041601         34,730.3885
01/01/2017 to 12/31/2017          9.041601          11.385214         36,347.8854
01/01/2018 to 12/31/2018         11.385214           9.585648         36,670.8819
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997397          10.188191              0.0000
01/01/2011 to 12/31/2011         10.188191          10.197595          1,663.6303
01/01/2012 to 12/31/2012         10.197595          10.738104         10,276.4121
01/01/2013 to 12/31/2013         10.738104          10.940191         28,505.5372
01/01/2014 to 12/31/2014         10.940191          10.813302         16,952.0528
01/01/2015 to 12/31/2015         10.813302          10.521188         19,077.3968
01/01/2016 to 12/31/2016         10.521188          11.280024         15,418.7420
01/01/2017 to 12/31/2017         11.280024          11.475322         12,358.3593
01/01/2018 to 12/31/2018         11.475322          11.293135          9,926.4817
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987399           9.734008         10,384.0622
01/01/2012 to 12/31/2012          9.734008           9.969859         11,760.1386
01/01/2013 to 12/31/2013          9.969859           9.895765         10,843.9853
01/01/2014 to 12/31/2014          9.895765           9.812226          5,435.3203
01/01/2015 to 12/31/2015          9.812226           9.567621          4,708.1856
01/01/2016 to 12/31/2016          9.567621           9.681708          4,254.9544
01/01/2017 to 12/31/2017          9.681708           9.626491          4,045.1000
01/01/2018 to 12/31/2018          9.626491           9.485560          7,632.4805
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997918          10.860673              0.0000
01/01/2010 to 12/31/2010         10.860673          12.099496              0.0000
01/01/2011 to 12/31/2011         12.099496          11.832988              0.0000
01/01/2012 to 12/31/2012         11.832988          13.267839              0.0000
01/01/2013 to 12/31/2013         13.267839          13.153181              0.0000
01/01/2014 to 12/31/2014         13.153181          13.052813              0.0000
01/01/2015 to 12/31/2015         13.052813          12.274357              0.0000
01/01/2016 to 12/31/2016         12.274357          12.148681              0.0000
01/01/2017 to 12/31/2017         12.148681          11.937324              0.0000
01/01/2018 to 12/31/2018         11.937324          11.828927              0.0000
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.158910          12.107964        82,561.9300
01/01/2010 to 12/31/2010          12.107964          13.793766        82,309.6616
01/01/2011 to 12/31/2011          13.793766          12.778545        68,899.2780
01/01/2012 to 12/31/2012          12.778545          15.795183        56,467.9727
01/01/2013 to 12/31/2013          15.795183          16.047387        54,014.0516
01/01/2014 to 12/31/2014          16.047387          17.834403        52,529.1192
01/01/2015 to 12/31/2015          17.834403          17.253471        47,725.0885
01/01/2016 to 12/31/2016          17.253471          17.076757        42,077.7712
01/01/2017 to 12/31/2017          17.076757          18.556771        38,753.8313
01/01/2018 to 12/31/2018          18.556771          16.631520        34,246.2192
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.540528           5.923534       285,432.3300
01/01/2010 to 12/31/2010           5.923534           7.194651       288,489.7542
01/01/2011 to 12/31/2011           7.194651           7.288773       251,969.4597
01/01/2012 to 12/31/2012           7.288773           8.474367       233,304.9387
01/01/2013 to 12/31/2013           8.474367          12.106716       237,682.1634
01/01/2014 to 12/31/2014          12.106716          14.123147       212,617.1717
01/01/2015 to 12/31/2015          14.123147          13.297951       200,356.1379
01/01/2016 to 12/31/2016          13.297951          13.397415       184,412.1117
01/01/2017 to 12/31/2017          13.397415          15.565953       175,807.4087
01/01/2018 to 12/31/2018          15.565953          14.193434       153,947.2199
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         131.356334         134.638716             0.0000
01/01/2011 to 12/31/2011         134.638716         122.141806             0.0000
01/01/2012 to 12/31/2012         122.141806         146.812700             0.0000
01/01/2013 to 12/31/2013         146.812700         185.516242            83.5134
01/01/2014 to 04/25/2014         185.516242         192.875375             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.563760           6.178104        29,851.2400
01/01/2010 to 12/31/2010           6.178104           6.506516        14,538.1208
01/01/2011 to 04/29/2011           6.506516           6.907176             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.718421          10.847689         8,886.5983
01/01/2013 to 12/31/2013          10.847689          10.162484             0.0000
01/01/2014 to 12/31/2014          10.162484          10.724718             0.0000
01/01/2015 to 12/31/2015          10.724718          10.568127             0.0000
01/01/2016 to 12/31/2016          10.568127          10.505826             0.0000
01/01/2017 to 12/31/2017          10.505826          10.576649             0.0000
01/01/2018 to 12/31/2018          10.576649          10.369771         2,671.1999
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.961554          16.677336       231,614.4000
01/01/2010 to 12/31/2010          16.677336          19.050574       216,979.1772
01/01/2011 to 12/31/2011          19.050574          16.027821       198,615.0165
01/01/2012 to 12/31/2012          16.027821          20.324615       181,760.0371
01/01/2013 to 12/31/2013          20.324615          26.022566       162,772.0042
01/01/2014 to 12/31/2014          26.022566          24.054404       150,119.9214
01/01/2015 to 12/31/2015          24.054404          22.534340       137,445.9960
01/01/2016 to 12/31/2016          22.534340          23.918345       132,127.0159
01/01/2017 to 12/31/2017          23.918345          30.610928       114,445.9294
01/01/2018 to 12/31/2018          30.610928          22.832001       111,567.8911
--------------------------       ----------         ----------       ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010630           1.044394         75,401.1603
01/01/2013 to 12/31/2013          1.044394           1.043809         37,937.2778
01/01/2014 to 12/31/2014          1.043809           1.081320         48,071.2149
01/01/2015 to 12/31/2015          1.081320           1.016353         61,693.1642
01/01/2016 to 12/31/2016          1.016353           1.114068         49,751.7812
01/01/2017 to 12/31/2017          1.114068           1.202479         39,870.6408
01/01/2018 to 12/31/2018          1.202479           1.103806         34,089.4852
--------------------------        --------           --------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.151498           8.882604        115,859.6000
01/01/2010 to 12/31/2010          8.882604          10.012092        134,912.7882
01/01/2011 to 12/31/2011         10.012092           9.680265        122,356.7310
01/01/2012 to 12/31/2012          9.680265          11.256169         95,769.4571
01/01/2013 to 12/31/2013         11.256169          14.953317         98,008.6052
01/01/2014 to 12/31/2014         14.953317          16.038166         95,257.3999
01/01/2015 to 12/31/2015         16.038166          14.796666         85,272.9314
01/01/2016 to 12/31/2016         14.796666          17.029548         80,511.7373
01/01/2017 to 12/31/2017         17.029548          19.721220         60,750.8610
01/01/2018 to 12/31/2018         19.721220          16.996180         59,630.7270
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.341736          12.265817        182,110.0800
01/01/2010 to 12/31/2010         12.265817          15.186300        165,408.7737
01/01/2011 to 12/31/2011         15.186300          14.739946        134,849.2268
01/01/2012 to 12/31/2012         14.739946          17.097538        109,243.3275
01/01/2013 to 12/31/2013         17.097538          23.515801         95,319.1091
01/01/2014 to 12/31/2014         23.515801          24.898496         82,824.5008
01/01/2015 to 12/31/2015         24.898496          24.012162         78,532.7893
01/01/2016 to 12/31/2016         24.012162          26.254298         67,220.9380
01/01/2017 to 12/31/2017         26.254298          32.287625         61,041.9472
01/01/2018 to 12/31/2018         32.287625          28.810437         55,677.2560
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.954907          10.385718          3,810.2171
01/01/2014 to 12/31/2014         10.385718          10.709149          3,720.9315
01/01/2015 to 12/31/2015         10.709149          10.558342          4,079.0409
01/01/2016 to 12/31/2016         10.558342          10.590644         11,466.3345
01/01/2017 to 12/31/2017         10.590644          10.736004         12,741.9190
01/01/2018 to 12/31/2018         10.736004          10.535118         12,394.4701
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.921633           9.814869         14,744.6700
01/01/2010 to 12/31/2010          9.814869          10.217690         12,398.3914
01/01/2011 to 12/31/2011         10.217690          10.606284         17,154.9442
01/01/2012 to 12/31/2012         10.606284          10.917179         12,146.2983
01/01/2013 to 04/26/2013         10.917179          10.888496              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012684           1.046433              0.0000
01/01/2013 to 12/31/2013          1.046433           1.139546        121,309.5136
01/01/2014 to 12/31/2014          1.139546           1.196095         59,649.8557
01/01/2015 to 12/31/2015          1.196095           1.184079        339,252.5788
01/01/2016 to 12/31/2016          1.184079           1.195521        310,816.3201
01/01/2017 to 12/31/2017          1.195521           1.368488        300,562.8972
01/01/2018 to 12/31/2018          1.368488           1.246086        299,105.1546
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996782           1.036824              0.0000
01/01/2015 to 12/31/2015          1.036824           1.007302              0.0000
01/01/2016 to 12/31/2016          1.007302           1.008061              0.0000
01/01/2017 to 12/31/2017          1.008061           1.142343              0.0000
01/01/2018 to 04/30/2018          1.142343           1.112203              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.702959          10.643023         30,230.4200
01/01/2010 to 12/31/2010         10.643023          12.741635         31,712.8870
01/01/2011 to 12/31/2011         12.741635          12.316924         27,814.9538
01/01/2012 to 12/31/2012         12.316924          14.129974         19,546.0092
01/01/2013 to 12/31/2013         14.129974          16.238754         19,136.8103
01/01/2014 to 12/31/2014         16.238754          16.485555         14,642.7406
01/01/2015 to 12/31/2015         16.485555          16.373858         12,332.6153
01/01/2016 to 12/31/2016         16.373858          16.833187         11,920.2218
01/01/2017 to 12/31/2017         16.833187          20.311192         10,775.5767
01/01/2018 to 12/31/2018         20.311192          18.853154         10,527.3442
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077106           1.122470              0.0000
01/01/2014 to 12/31/2014          1.122470           1.203340              0.0000
01/01/2015 to 12/31/2015          1.203340           1.166383              0.0000
01/01/2016 to 12/31/2016          1.166383           1.194346              0.0000
01/01/2017 to 12/31/2017          1.194346           1.354090          5,269.3592
01/01/2018 to 12/31/2018          1.354090           1.233010          5,231.1932
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.790126          12.638051        202,264.8100
01/01/2010 to 12/31/2010         12.638051          13.814584        191,642.4258
01/01/2011 to 12/31/2011         13.814584          12.102702        186,638.6378
01/01/2012 to 12/31/2012         12.102702          13.857650        172,469.4998
01/01/2013 to 12/31/2013         13.857650          16.215302        166,321.0639
01/01/2014 to 12/31/2014         16.215302          14.804391        145,789.2762
01/01/2015 to 12/31/2015         14.804391          14.268067        130,354.0593
01/01/2016 to 12/31/2016         14.268067          13.876982        123,229.9699
01/01/2017 to 12/31/2017         13.876982          17.450326        105,995.7844
01/01/2018 to 12/31/2018         17.450326          14.723856         97,677.1888
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999740           1.032019              0.0000
01/01/2015 to 12/31/2015          1.032019           0.957133              0.0000
01/01/2016 to 12/31/2016          0.957133           1.043583          4,834.9634
01/01/2017 to 12/31/2017          1.043583           1.152998         12,065.6316
01/01/2018 to 12/31/2018          1.152998           1.045299          7,178.3030
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.825292          12.538680        303,299.6900
01/01/2010 to 12/31/2010         12.538680          13.257567        279,802.5113
01/01/2011 to 12/31/2011         13.257567          14.458039        263,365.7084
01/01/2012 to 12/31/2012         14.458039          15.479838        227,580.5466
01/01/2013 to 12/31/2013         15.479838          13.779703        190,105.3094
01/01/2014 to 12/31/2014         13.779703          13.911521        170,277.9624
01/01/2015 to 12/31/2015         13.911521          13.225162        153,669.9741
01/01/2016 to 12/31/2016         13.225162          13.622990        139,254.1093
01/01/2017 to 12/31/2017         13.622990          13.830835        135,248.9075
01/01/2018 to 12/31/2018         13.830835          13.242214        123,186.1023
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.690839          14.697007        437,952.3100
01/01/2010 to 12/31/2010         14.697007          15.598687        431,203.4314
01/01/2011 to 12/31/2011         15.598687          15.791031        412,049.5206
01/01/2012 to 12/31/2012         15.791031          16.928614        430,198.5872
01/01/2013 to 12/31/2013         16.928614          16.291852        333,921.5475
01/01/2014 to 12/31/2014         16.291852          16.655315        274,386.8789
01/01/2015 to 12/31/2015         16.655315          16.342669        248,069.8132
01/01/2016 to 12/31/2016         16.342669          16.453573        227,489.0041
01/01/2017 to 12/31/2017         16.453573          16.871369        216,962.6761
01/01/2018 to 12/31/2018         16.871369          16.514071        214,358.0724
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214701          10.715574          3,255.7806
01/01/2014 to 12/31/2014         10.715574          11.422414          3,894.2181
01/01/2015 to 12/31/2015         11.422414          11.067180          3,358.9071
01/01/2016 to 12/31/2016         11.067180          11.354701          2,808.8604
01/01/2017 to 12/31/2017         11.354701          12.976812              0.0000
01/01/2018 to 04/30/2018         12.976812          12.391018              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010663           1.064484         18,092.0092
01/01/2013 to 12/31/2013          1.064484           1.150055         20,553.5808
01/01/2014 to 12/31/2014          1.150055           1.215740         20,364.9215
01/01/2015 to 12/31/2015          1.215740           1.182372         36,234.5026
01/01/2016 to 12/31/2016          1.182372           1.225704         35,693.8632
01/01/2017 to 12/31/2017          1.225704           1.374637         33,552.5337
01/01/2018 to 12/31/2018          1.374637           1.221529         17,425.3528
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.432783          10.333264        132,301.2500
01/01/2010 to 12/31/2010         10.333264          11.379773        136,206.6114
01/01/2011 to 12/31/2011         11.379773          11.284525         98,475.4672
01/01/2012 to 12/31/2012         11.284525          12.493205         88,682.6905
01/01/2013 to 12/31/2013         12.493205          13.843251         90,157.5915
01/01/2014 to 12/31/2014         13.843251          14.372122         79,588.7895
01/01/2015 to 12/31/2015         14.372122          13.824769         80,085.5119
01/01/2016 to 12/31/2016         13.824769          14.349185         78,545.0567
01/01/2017 to 12/31/2017         14.349185          16.312928         70,355.5923
01/01/2018 to 12/31/2018         16.312928          14.960753         62,095.2912
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.731161           9.793017         39,785.6200
01/01/2010 to 12/31/2010          9.793017          10.968839         35,084.5654
01/01/2011 to 12/31/2011         10.968839          10.533663         47,673.6248
01/01/2012 to 12/31/2012         10.533663          11.887943         36,787.4043
01/01/2013 to 12/31/2013         11.887943          13.772250         39,500.3192
01/01/2014 to 12/31/2014         13.772250          14.239908         23,672.8048
01/01/2015 to 12/31/2015         14.239908          13.648985         26,396.8743
01/01/2016 to 12/31/2016         13.648985          14.313436         22,395.0810
01/01/2017 to 12/31/2017         14.313436          16.802722         22,178.5960
01/01/2018 to 12/31/2018         16.802722          15.042773         21,839.4541
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.000435          40.658089        206,660.7900
01/01/2010 to 12/31/2010         40.658089          46.682743        186,060.2686
01/01/2011 to 12/31/2011         46.682743          43.968910        153,239.0111
01/01/2012 to 12/31/2012         43.968910          50.892657        131,865.3781
01/01/2013 to 12/31/2013         50.892657          66.801079        116,213.9961
01/01/2014 to 12/31/2014         66.801079          74.248482         99,937.6450
01/01/2015 to 12/31/2015         74.248482          70.238585         90,804.5410
01/01/2016 to 12/31/2016         70.238585          79.904749         82,270.9009
01/01/2017 to 12/31/2017         79.904749          91.693704         71,732.7248
01/01/2018 to 12/31/2018         91.693704          81.719258         64,665.3276
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.580999           7.966011        336,984.3600
01/01/2010 to 12/31/2010          7.966011           9.979980        318,046.1811
01/01/2011 to 12/31/2011          9.979980           9.631171        228,074.6144
01/01/2012 to 12/31/2012          9.631171          10.741882        198,851.3519
01/01/2013 to 12/31/2013         10.741882          14.395139        192,862.2872
01/01/2014 to 12/31/2014         14.395139          15.928538        161,033.2550
01/01/2015 to 12/31/2015         15.928538          16.671745        145,507.1440
01/01/2016 to 12/31/2016         16.671745          17.374744        128,928.8420
01/01/2017 to 12/31/2017         17.374744          21.267146        118,083.2364
01/01/2018 to 12/31/2018         21.267146          20.407413        100,268.9906
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.676284          19.462550         32,289.4000
01/01/2010 to 12/31/2010         19.462550          23.971440         29,870.5828
01/01/2011 to 12/31/2011         23.971440          22.651298         26,960.7934
01/01/2012 to 12/31/2012         22.651298          25.488990         24,377.7430
01/01/2013 to 12/31/2013         25.488990          32.588570         22,696.8097
01/01/2014 to 12/31/2014         32.588570          35.058692         20,921.4926
01/01/2015 to 12/31/2015         35.058692          31.309279         16,736.8367
01/01/2016 to 12/31/2016         31.309279          35.482916         16,923.4665
01/01/2017 to 12/31/2017         35.482916          38.115892         15,912.5882
01/01/2018 to 12/31/2018         38.115892          33.599988         14,545.9819
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.487967          12.316594         80,949.5500
01/01/2010 to 12/31/2010         12.316594          15.013427         73,508.9699
01/01/2011 to 12/31/2011         15.013427          13.804291         69,739.6280
01/01/2012 to 12/31/2012         13.804291          15.996935         60,671.7385
01/01/2013 to 12/31/2013         15.996935          20.820775         53,351.8411
01/01/2014 to 12/31/2014         20.820775          23.131451         48,744.6331
01/01/2015 to 12/31/2015         23.131451          20.626426         45,605.5686
01/01/2016 to 12/31/2016         20.626426          22.906318         44,153.7298
01/01/2017 to 12/31/2017         22.906318          24.901643         40,253.1200
01/01/2018 to 12/31/2018         24.901643          21.183242         36,963.4036
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.651265          12.743081         12,598.7833
01/01/2014 to 12/31/2014         12.743081          12.085198          8,576.2854
01/01/2015 to 12/31/2015         12.085198          11.600395          9,450.7547
01/01/2016 to 12/31/2016         11.600395          11.956962          7,948.7139
01/01/2017 to 12/31/2017         11.956962          15.826108          7,918.3188
01/01/2018 to 12/31/2018         15.826108          12.857237          6,737.6183
--------------------------       ---------          ---------        ------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.034090           8.440167           15,146.0500
01/01/2010 to 12/31/2010          8.440167           8.852245           15,894.4285
01/01/2011 to 12/31/2011          8.852245           7.445105           11,765.7652
01/01/2012 to 12/31/2012          7.445105           8.578318           16,573.6937
01/01/2013 to 04/26/2013          8.578318           8.882788                0.0000
--------------------------        --------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.437994          10.267473          769,160.6400
01/01/2010 to 12/31/2010         10.267473          10.074225          674,565.5497
01/01/2011 to 12/31/2011         10.074225           9.885130          594,688.6211
01/01/2012 to 12/31/2012          9.885130           9.698069          282,712.8314
01/01/2013 to 12/31/2013          9.698069           9.515538          270,137.9449
01/01/2014 to 12/31/2014          9.515538           9.336444          263,140.3050
01/01/2015 to 12/31/2015          9.336444           9.160719          259,873.2766
01/01/2016 to 12/31/2016          9.160719           8.998383          232,601.7490
01/01/2017 to 12/31/2017          8.998383           8.885518          135,581.1886
01/01/2018 to 12/31/2018          8.885518           8.852403          111,104.8830
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.332149          13.550342           63,288.0195
01/01/2015 to 12/31/2015         13.550342          13.217456           80,429.9890
01/01/2016 to 12/31/2016         13.217456          13.556197           31,253.8601
01/01/2017 to 12/31/2017         13.556197          14.223889           31,035.4367
01/01/2018 to 12/31/2018         14.223889          13.590351           48,758.4056
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.931449          10.770887        1,501,860.3000
01/01/2010 to 12/31/2010         10.770887          11.720442        1,417,850.7498
01/01/2011 to 12/31/2011         11.720442          11.704503        1,530,248.3631
01/01/2012 to 12/31/2012         11.704503          12.736086        1,481,663.6677
01/01/2013 to 12/31/2013         12.736086          13.631012        1,349,392.9540
01/01/2014 to 04/25/2014         13.631012          13.721523                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.636307          10.684293        1,962,479.3300
01/01/2010 to 12/31/2010         10.684293          11.783178        2,111,177.0350
01/01/2011 to 12/31/2011         11.783178          11.548371        1,917,844.5505
01/01/2012 to 12/31/2012         11.548371          12.734194        1,815,270.2350
01/01/2013 to 12/31/2013         12.734194          14.271995        1,677,188.0374
01/01/2014 to 04/25/2014         14.271995          14.312622                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.910122          14.251064        2,624,007.5164
01/01/2015 to 12/31/2015         14.251064          13.832750        2,280,822.3528
01/01/2016 to 12/31/2016         13.832750          14.398682        1,967,311.3866
01/01/2017 to 12/31/2017         14.398682          15.632039        1,802,292.9301
01/01/2018 to 12/31/2018         15.632039          14.661257        1,684,325.9056
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.243149          10.379836        4,311,431.3700
01/01/2010 to 12/31/2010         10.379836          11.568201        4,009,708.4123
01/01/2011 to 12/31/2011         11.568201          11.157644        3,585,466.7004
01/01/2012 to 12/31/2012         11.157644          12.471587        3,320,296.3740
01/01/2013 to 12/31/2013         12.471587          14.613171        2,939,172.6375
01/01/2014 to 04/25/2014         14.613171          14.610666                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.304806          14.766474        2,630,275.7924
01/01/2015 to 12/31/2015         14.766474          14.304850        2,450,996.1349
01/01/2016 to 12/31/2016         14.304850          15.032907        2,140,354.0096
01/01/2017 to 12/31/2017         15.032907          16.923784        1,726,253.3660
01/01/2018 to 12/31/2018         16.923784          15.586576        1,575,417.9843
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.920380          10.110345        4,518,008.7300
01/01/2010 to 12/31/2010         10.110345          11.456775        4,257,983.5300
01/01/2011 to 12/31/2011         11.456775          10.806138        4,042,008.5957
01/01/2012 to 12/31/2012         10.806138          12.268357        3,690,752.7639
01/01/2013 to 12/31/2013         12.268357          15.156984        3,382,356.8704
01/01/2014 to 04/25/2014         15.156984          15.071967                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.009436           8.841161           15,243.2600
01/01/2010 to 12/31/2010          8.841161           9.546299           36,074.6244
01/01/2011 to 12/31/2011          9.546299           9.202085           33,200.1687
01/01/2012 to 12/31/2012          9.202085          10.483706           34,333.8457
01/01/2013 to 04/26/2013         10.483706          11.268352                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.278990          14.824869        3,326,979.4763
01/01/2015 to 12/31/2015         14.824869          14.299108        2,972,267.7700
01/01/2016 to 12/31/2016         14.299108          15.172150        2,705,269.8204
01/01/2017 to 12/31/2017         15.172150          17.740091        2,353,093.7542
01/01/2018 to 12/31/2018         17.740091          15.992451        2,195,882.6680
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.467499          11.730917          251,482.6000
01/01/2010 to 12/31/2010         11.730917          13.209181          229,592.1030
01/01/2011 to 12/31/2011         13.209181          13.802315          185,367.2192
01/01/2012 to 12/31/2012         13.802315          15.109494          174,944.4178
01/01/2013 to 12/31/2013         15.109494          20.237803          154,816.1857
01/01/2014 to 12/31/2014         20.237803          20.189271          133,025.5893
01/01/2015 to 12/31/2015         20.189271          17.894681          121,536.7854
01/01/2016 to 12/31/2016         17.894681          21.535162          108,740.5612
01/01/2017 to 12/31/2017         21.535162          23.780718          100,908.8112
01/01/2018 to 12/31/2018         23.780718          20.200169           87,854.0342
--------------------------       ---------          ---------        --------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.127304       14.181330                 0.0000
01/01/2010 to 12/31/2010         14.181330       17.057883               673.4023
01/01/2011 to 12/31/2011         17.057883       14.017102             1,015.6189
01/01/2012 to 12/31/2012         14.017102       16.214180               920.8997
01/01/2013 to 12/31/2013         16.214180       20.300375             4,893.3457
01/01/2014 to 12/31/2014         20.300375       18.584810             5,746.8529
01/01/2015 to 12/31/2015         18.584810       19.284466             5,059.7708
01/01/2016 to 12/31/2016         19.284466       20.023987             4,200.5262
01/01/2017 to 12/31/2017         20.023987       25.630572             3,927.3094
01/01/2018 to 12/31/2018         25.630572       19.974821             3,725.3944
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.455469       21.766073             1,354.3454
01/01/2017 to 12/31/2017         21.766073       25.374851               900.5837
01/01/2018 to 12/31/2018         25.374851       24.806735               850.4799
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.413929       15.168928                 0.0000
01/01/2010 to 12/31/2010         15.168928       17.254736             1,163.5509
01/01/2011 to 12/31/2011         17.254736       16.105760             2,767.7242
01/01/2012 to 12/31/2012         16.105760       17.440825             1,213.7024
01/01/2013 to 12/31/2013         17.440825       22.710843             2,530.0192
01/01/2014 to 12/31/2014         22.710843       24.719350             1,352.3661
01/01/2015 to 12/31/2015         24.719350       24.193312             1,266.8528
01/01/2016 to 04/29/2016         24.193312       24.304401                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.631580       11.164658           737,483.4700
01/01/2010 to 12/31/2010         11.164658       12.249141           674,648.2369
01/01/2011 to 12/31/2011         12.249141       11.516763           559,819.5251
01/01/2012 to 12/31/2012         11.516763       12.734053           474,301.8288
01/01/2013 to 12/31/2013         12.734053       16.683680           419,921.7343
01/01/2014 to 12/31/2014         16.683680       18.079754           349,598.9289
01/01/2015 to 12/31/2015         18.079754       18.141560           305,546.1637
01/01/2016 to 12/31/2016         18.141560       19.073254           278,918.5407
01/01/2017 to 12/31/2017         19.073254       22.256243           243,299.4640
01/01/2018 to 12/31/2018         22.256243       21.780606           217,358.9127
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.360064       17.061098            36,097.7915
01/01/2014 to 12/31/2014         17.061098       18.560625            30,463.4475
01/01/2015 to 12/31/2015         18.560625       18.685549            29,445.8970
01/01/2016 to 12/31/2016         18.685549       19.279483            22,309.9908
01/01/2017 to 12/31/2017         19.279483       23.634896            20,757.5894
01/01/2018 to 12/31/2018         23.634896       21.819199            18,708.6928
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.783610       11.239190            46,250.5500
01/01/2010 to 12/31/2010         11.239190       14.023333            41,374.6465
01/01/2011 to 12/31/2011         14.023333       12.732671            43,057.8686
01/01/2012 to 12/31/2012         12.732671       13.243738            40,613.6624
01/01/2013 to 04/26/2013         13.243738       14.267902                 0.0000
--------------------------       ---------       ---------           ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.884117          10.796267        280,371.4900
01/01/2010 to 12/31/2010         10.796267          11.791672        270,194.4033
01/01/2011 to 12/31/2011         11.791672          11.595850        237,971.4584
01/01/2012 to 12/31/2012         11.595850          13.146384        454,811.1645
01/01/2013 to 12/31/2013         13.146384          17.637135        408,433.1136
01/01/2014 to 12/31/2014         17.637135          18.818245        348,080.5210
01/01/2015 to 12/31/2015         18.818245          20.410115        310,030.4815
01/01/2016 to 12/31/2016         20.410115          19.999994        284,190.8493
01/01/2017 to 12/31/2017         19.999994          26.883713        253,261.6202
01/01/2018 to 12/31/2018         26.883713          26.404917        229,069.7326
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.695473           6.887615         23,146.3600
01/01/2010 to 12/31/2010          6.887615           7.797745         22,481.7669
01/01/2011 to 12/31/2011          7.797745           7.357485         26,249.1303
01/01/2012 to 12/31/2012          7.357485           8.133087          2,913.4671
01/01/2013 to 04/26/2013          8.133087           8.726468              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.290726           7.459833        633,817.0300
01/01/2010 to 12/31/2010          7.459833           8.007296        564,904.9151
01/01/2011 to 12/31/2011          8.007296           7.748428        447,345.5818
01/01/2012 to 04/27/2012          7.748428           8.702779              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.680406          14.113833          1,218.4600
01/01/2010 to 12/31/2010         14.113833          14.630748          1,981.8524
01/01/2011 to 12/31/2011         14.630748          15.382633          1,565.6345
01/01/2012 to 12/31/2012         15.382633          15.632356         10,565.6356
01/01/2013 to 12/31/2013         15.632356          14.943885          9,375.5481
01/01/2014 to 12/31/2014         14.943885          15.463191          4,052.1742
01/01/2015 to 12/31/2015         15.463191          15.163609          3,143.8678
01/01/2016 to 12/31/2016         15.163609          15.188656          2,907.5056
01/01/2017 to 12/31/2017         15.188656          15.341376          2,877.9617
01/01/2018 to 12/31/2018         15.341376          14.977154          4,694.0283
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.601666          13.171307          2,608.9200
01/01/2010 to 12/31/2010         13.171307          16.273172          2,945.8998
01/01/2011 to 12/31/2011         16.273172          15.609908          4,710.4570
01/01/2012 to 12/31/2012         15.609908          17.958955          4,003.0287
01/01/2013 to 12/31/2013         17.958955          23.392505         10,979.5904
01/01/2014 to 12/31/2014         23.392505          25.066670          9,483.3721
01/01/2015 to 12/31/2015         25.066670          23.936353          7,319.2457
01/01/2016 to 12/31/2016         23.936353          28.202533          5,609.1348
01/01/2017 to 12/31/2017         28.202533          31.991131          7,065.9732
01/01/2018 to 12/31/2018         31.991131          27.755937          6,884.4661
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.756520          11.246923          3,334.0700
01/01/2010 to 12/31/2010         11.246923          11.892205          3,334.0710
01/01/2011 to 12/31/2011         11.892205          10.192314          4,058.1496
01/01/2012 to 12/31/2012         10.192314          11.793437          4,150.7701
01/01/2013 to 12/31/2013         11.793437          14.052125          3,730.7399
01/01/2014 to 12/31/2014         14.052125          12.914782          6,558.5101
01/01/2015 to 12/31/2015         12.914782          12.505582          3,239.2592
01/01/2016 to 12/31/2016         12.505582          12.389076              0.0000
01/01/2017 to 12/31/2017         12.389076          15.140340              0.0000
01/01/2018 to 12/31/2018         15.140340          12.755898              0.0000
--------------------------       ---------          ---------          ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.854595          13.316341            734.8500
01/01/2010 to 12/31/2010         13.316341          16.534381          1,234.4793
01/01/2011 to 12/31/2011         16.534381          15.521640          3,270.0609
01/01/2012 to 12/31/2012         15.521640          17.656228          4,840.5580
01/01/2013 to 12/31/2013         17.656228          23.928209          5,497.2712
01/01/2014 to 12/31/2014         23.928209          24.588359          6,709.3926
01/01/2015 to 12/31/2015         24.588359          23.031100          5,135.2911
01/01/2016 to 12/31/2016         23.031100          27.326380          5,516.2166
01/01/2017 to 12/31/2017         27.326380          30.647564          5,311.1562
01/01/2018 to 12/31/2018         30.647564          26.698014          4,240.3113
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.207703          10.140674        147,741.1000
01/01/2010 to 12/31/2010         10.140674          11.391722        147,927.1408
01/01/2011 to 12/31/2011         11.391722          11.360548        128,740.9148
01/01/2012 to 12/31/2012         11.360548          12.865299        120,633.2465
01/01/2013 to 12/31/2013         12.865299          16.624657        115,171.0980
01/01/2014 to 12/31/2014         16.624657          18.448430        106,645.8631
01/01/2015 to 12/31/2015         18.448430          18.266536         66,316.2271
01/01/2016 to 12/31/2016         18.266536          19.962856         69,331.5750
01/01/2017 to 12/31/2017         19.962856          23.747236         73,904.2009
01/01/2018 to 12/31/2018         23.747236          22.172234         80,764.1232
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.550580          20.437846         52,014.1326
01/01/2014 to 12/31/2014         20.437846          22.171216         48,760.9423
01/01/2015 to 12/31/2015         22.171216          21.674637         46,956.7584
01/01/2016 to 12/31/2016         21.674637          24.264399         45,621.2088
01/01/2017 to 12/31/2017         24.264399          27.995223         39,805.0396
01/01/2018 to 12/31/2018         27.995223          24.652486         39,365.9550
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.577412           8.059563         16,371.4500
01/01/2010 to 12/31/2010          8.059563           8.779668         64,159.7725
01/01/2011 to 12/31/2011          8.779668           8.567648         64,238.6160
01/01/2012 to 12/31/2012          8.567648           9.575332         63,956.2691
01/01/2013 to 04/26/2013          9.575332          10.472267              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.825288          23.429557         66,920.2564
01/01/2014 to 12/31/2014         23.429557          22.919485         56,917.5191
01/01/2015 to 12/31/2015         22.919485          22.573569         50,811.1716
01/01/2016 to 12/31/2016         22.573569          26.222880         47,365.9723
01/01/2017 to 12/31/2017         26.222880          29.715969         38,787.8085
01/01/2018 to 12/31/2018         29.715969          27.116928         35,218.3211
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.202464          12.348579        114,170.5400
01/01/2010 to 12/31/2010         12.348579          14.886019        109,284.5743
01/01/2011 to 12/31/2011         14.886019          13.835741        107,341.0730
01/01/2012 to 12/31/2012         13.835741          14.291465         92,763.4835
01/01/2013 to 04/26/2013         14.291465          15.471275              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.207873          20.396540         54,211.1534
01/01/2014 to 12/31/2014         20.396540          21.778971         49,593.5620
01/01/2015 to 12/31/2015         21.778971          23.615539         42,395.0009
01/01/2016 to 12/31/2016         23.615539          23.526017         41,574.4862
01/01/2017 to 12/31/2017         23.526017          30.812532         39,385.9272
01/01/2018 to 12/31/2018         30.812532          29.880464         36,795.3284
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.372242           5.260154        124,133.0300
01/01/2010 to 12/31/2010          5.260154           6.590395        153,225.0339
01/01/2011 to 12/31/2011          6.590395           5.826713         73,445.8336
01/01/2012 to 12/31/2012          5.826713           6.409230         69,501.5124
01/01/2013 to 04/26/2013          6.409230           6.691623              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.597882          14.700819              0.0000
01/01/2010 to 12/31/2010         14.700819          18.610935              0.0000
01/01/2011 to 12/31/2011         18.610935          15.216237              0.0000
01/01/2012 to 12/31/2012         15.216237          15.313235              0.0000
01/01/2013 to 12/31/2013         15.313235          16.640946              0.0000
01/01/2014 to 12/31/2014         16.640946          13.254085              0.0000
01/01/2015 to 12/31/2015         13.254085           8.744354              0.0000
01/01/2016 to 12/31/2016          8.744354          12.332648              0.0000
01/01/2017 to 12/31/2017         12.332648          12.011526              0.0000
01/01/2018 to 12/31/2018         12.011526           8.384021              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.932958          27.842935        116,210.3299
01/01/2017 to 12/31/2017         27.842935          29.487562        107,528.2294
01/01/2018 to 12/31/2018         29.487562          27.765383         98,862.9325
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.007127          20.139535        258,553.7800
01/01/2010 to 12/31/2010         20.139535          22.322745        241,801.7927
01/01/2011 to 12/31/2011         22.322745          22.880277        212,340.3144
01/01/2012 to 12/31/2012         22.880277          25.353812        194,343.8395
01/01/2013 to 12/31/2013         25.353812          26.861582        165,445.7651
01/01/2014 to 12/31/2014         26.861582          27.628783        143,889.4231
01/01/2015 to 12/31/2015         27.628783          26.519298        126,741.3093
01/01/2016 to 04/29/2016         26.519298          27.280436              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.482890          28.436333          8,716.8416
01/01/2017 to 12/31/2017         28.436333          30.130747          5,688.2568
01/01/2018 to 12/31/2018         30.130747          28.403061          3,738.9043
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.712733          12.262151             7,739.6706
01/01/2011 to 12/31/2011      12.262151          12.447946            14,113.8088
01/01/2012 to 12/31/2012      12.447946          13.611429            16,083.0364
01/01/2013 to 12/31/2013      13.611429          13.543678            10,216.2365
01/01/2014 to 12/31/2014      13.543678          13.879160            20,585.5130
01/01/2015 to 12/31/2015      13.879160          13.419475            26,729.6707
01/01/2016 to 04/29/2016      13.419475          13.729658                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.162330          15.484010            14,765.8400
01/01/2010 to 12/31/2010      15.484010          16.027078            11,233.1173
01/01/2011 to 12/31/2011      16.027078          16.554340            10,285.6934
01/01/2012 to 12/31/2012      16.554340          16.736131            12,679.0815
01/01/2013 to 12/31/2013      16.736131          16.272485             6,099.1187
01/01/2014 to 12/31/2014      16.272485          16.373384             3,044.1442
01/01/2015 to 12/31/2015      16.373384          16.114547             2,260.0040
01/01/2016 to 12/31/2016      16.114547          15.972741             2,183.9369
01/01/2017 to 12/31/2017      15.972741          15.935612             2,408.4444
01/01/2018 to 12/31/2018      15.935612          15.743126             2,576.1923

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.157644          10.462250              0.0000
01/01/2013 to 12/31/2013         10.462250          11.398147          2,555.7955
01/01/2014 to 12/31/2014         11.398147          11.993428          1,984.1368
01/01/2015 to 12/31/2015         11.993428          11.824027          1,890.1065
01/01/2016 to 12/31/2016         11.824027          12.006679          3,402.9346
01/01/2017 to 12/31/2017         12.006679          13.372425          3,310.4020
01/01/2018 to 12/31/2018         13.372425          12.192662          3,164.8667
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.982721           8.851685         59,407.6100
01/01/2010 to 12/31/2010          8.851685           9.731636         62,373.7560
01/01/2011 to 12/31/2011          9.731636           9.336396         59,944.0288
01/01/2012 to 12/31/2012          9.336396          10.388576         54,465.3314
01/01/2013 to 12/31/2013         10.388576          12.070029         50,583.4642
01/01/2014 to 12/31/2014         12.070029          12.546702         56,782.3080
01/01/2015 to 12/31/2015         12.546702          12.211472         53,780.8053
01/01/2016 to 12/31/2016         12.211472          12.904496         44,617.3858
01/01/2017 to 12/31/2017         12.904496          14.782035         45,257.5994
01/01/2018 to 12/31/2018         14.782035          13.863035         37,531.5451
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.333535           8.321363         23,336.2300
01/01/2010 to 12/31/2010          8.321363           9.256468         23,266.0280
01/01/2011 to 12/31/2011          9.256468           8.644098         22,610.7411
01/01/2012 to 12/31/2012          8.644098           9.841051         21,043.6664
01/01/2013 to 12/31/2013          9.841051          12.068240         34,158.8099
01/01/2014 to 12/31/2014         12.068240          12.584890         29,979.4746
01/01/2015 to 12/31/2015         12.584890          12.242440         21,498.1029
01/01/2016 to 12/31/2016         12.242440          13.075088         19,218.6705
01/01/2017 to 12/31/2017         13.075088          15.552885         24,309.5561
01/01/2018 to 12/31/2018         15.552885          14.363768         42,269.5380
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.735862           7.808744          3,356.0900
01/01/2010 to 12/31/2010          7.808744           9.056950          6,475.8728
01/01/2011 to 12/31/2011          9.056950           8.469445          4,046.8544
01/01/2012 to 12/31/2012          8.469445           9.746281          3,202.5858
01/01/2013 to 12/31/2013          9.746281          12.398863            937.3709
01/01/2014 to 12/31/2014         12.398863          13.147930            933.3584
01/01/2015 to 12/31/2015         13.147930          13.724163            196.0673
01/01/2016 to 12/31/2016         13.724163          14.676506            195.1461
01/01/2017 to 12/31/2017         14.676506          18.400906          1,573.4847
01/01/2018 to 12/31/2018         18.400906          17.944501          1,473.4807
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.653679           9.257378         29,282.0800
01/01/2010 to 12/31/2010          9.257378           9.973107         35,647.6763
01/01/2011 to 12/31/2011          9.973107           9.794747         24,609.6264
01/01/2012 to 12/31/2012          9.794747          10.640350         24,637.6723
01/01/2013 to 12/31/2013         10.640350          11.839835         20,279.0036
01/01/2014 to 12/31/2014         11.839835          12.312688         19,153.3764
01/01/2015 to 12/31/2015         12.312688          11.981245         18,053.3377
01/01/2016 to 12/31/2016         11.981245          12.567633         17,032.8055
01/01/2017 to 12/31/2017         12.567633          13.916677         16,121.5486
01/01/2018 to 12/31/2018         13.916677          13.173775         11,415.6467
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.084374          11.443227          1,214.5489
01/01/2013 to 12/31/2013         11.443227          10.836228          7,151.9492
01/01/2014 to 12/31/2014         10.836228          11.046263          4,630.1933
01/01/2015 to 12/31/2015         11.046263           9.790925          4,493.7239
01/01/2016 to 12/31/2016          9.790925          10.457071          8,393.0241
01/01/2017 to 12/31/2017         10.457071          11.255381          5,703.9666
01/01/2018 to 12/31/2018         11.255381          10.330926          5,589.9168
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.914067          10.193982          4,106.2553
01/01/2013 to 12/31/2013         10.193982          11.022189          2,523.3488
01/01/2014 to 12/31/2014         11.022189          11.443082          2,044.4734
01/01/2015 to 12/31/2015         11.443082          11.204279          1,997.2752
01/01/2016 to 12/31/2016         11.204279          11.469109          1,958.5458
01/01/2017 to 12/31/2017         11.469109          12.738856          1,947.2889
01/01/2018 to 12/31/2018         12.738856          11.588248          1,876.3037
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.679717          16.789199            510.6600
01/01/2010 to 12/31/2010         16.789199          19.052533            492.0522
01/01/2011 to 12/31/2011         19.052533          19.113949          1,943.2434
01/01/2012 to 12/31/2012         19.113949          21.832731          2,006.6219
01/01/2013 to 12/31/2013         21.832731          23.397828          1,523.9471
01/01/2014 to 12/31/2014         23.397828          23.690280          1,981.1033
01/01/2015 to 12/31/2015         23.690280          22.281335          1,596.6035
01/01/2016 to 12/31/2016         22.281335          24.893054          1,385.2475
01/01/2017 to 12/31/2017         24.893054          26.294947          1,689.1717
01/01/2018 to 12/31/2018         26.294947          25.030901          1,667.4145
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.531553           9.792493        192,158.1400
01/01/2010 to 12/31/2010          9.792493          11.182620        188,034.1882
01/01/2011 to 12/31/2011         11.182620          10.328480        178,419.0418
01/01/2012 to 12/31/2012         10.328480          11.817735        167,302.3187
01/01/2013 to 12/31/2013         11.817735          15.001852        155,736.5339
01/01/2014 to 12/31/2014         15.001852          15.453049        125,959.9743
01/01/2015 to 12/31/2015         15.453049          14.842836        110,558.6920
01/01/2016 to 12/31/2016         14.842836          15.855187         72,301.6125
01/01/2017 to 12/31/2017         15.855187          19.106677         63,776.6987
01/01/2018 to 12/31/2018         19.106677          16.841342         83,946.9823
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.940860          10.360267          9,686.5787
01/01/2013 to 12/31/2013         10.360267          11.613593         10,932.0677
01/01/2014 to 12/31/2014         11.613593          12.481964         11,175.2027
01/01/2015 to 12/31/2015         12.481964          11.734676         11,120.6020
01/01/2016 to 12/31/2016         11.734676          12.464504          3,437.9645
01/01/2017 to 12/31/2017         12.464504          14.458372          3,229.6288
01/01/2018 to 12/31/2018         14.458372          13.127181          3,026.6077
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.566752          14.336602         26,432.3700
01/01/2010 to 12/31/2010         14.336602          16.849091         25,726.9517
01/01/2011 to 12/31/2011         16.849091          15.032126         25,868.0695
01/01/2012 to 12/31/2012         15.032126          17.383033         19,968.5968
01/01/2013 to 12/31/2013         17.383033          22.567656         17,498.5615
01/01/2014 to 12/31/2014         22.567656          22.500211         17,807.2887
01/01/2015 to 12/31/2015         22.500211          20.861784         17,008.6462
01/01/2016 to 12/31/2016         20.861784          26.840175         15,936.5591
01/01/2017 to 12/31/2017         26.840175          29.388304         13,466.7212
01/01/2018 to 12/31/2018         29.388304          24.415213         13,043.1242
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.090664          10.086302          4,211.6900
01/01/2010 to 12/31/2010         10.086302          12.225625          4,122.4799
01/01/2011 to 12/31/2011         12.225625           9.742423          4,319.1624
01/01/2012 to 12/31/2012          9.742423          11.352861          2,499.5542
01/01/2013 to 12/31/2013         11.352861          10.573731          3,772.8956
01/01/2014 to 12/31/2014         10.573731           9.688440          3,228.4797
01/01/2015 to 12/31/2015          9.688440           8.184746          8,093.7741
01/01/2016 to 12/31/2016          8.184746           8.945468          6,136.6577
01/01/2017 to 12/31/2017          8.945468          11.252948          8,133.3175
01/01/2018 to 12/31/2018         11.252948           9.464754          7,977.8655
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997261          10.181299              0.0000
01/01/2011 to 12/31/2011         10.181299          10.180537            394.1451
01/01/2012 to 12/31/2012         10.180537          10.709371              0.0000
01/01/2013 to 12/31/2013         10.709371          10.900011              0.0000
01/01/2014 to 12/31/2014         10.900011          10.762818              0.0000
01/01/2015 to 12/31/2015         10.762818          10.461598              0.0000
01/01/2016 to 12/31/2016         10.461598          11.204928              0.0000
01/01/2017 to 12/31/2017         11.204928          11.387563              0.0000
01/01/2018 to 12/31/2018         11.387563          11.195506              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987262           9.727420            410.4839
01/01/2012 to 12/31/2012          9.727420           9.953100          7,825.6139
01/01/2013 to 12/31/2013          9.953100           9.869255          7,780.8423
01/01/2014 to 12/31/2014          9.869255           9.776157              0.0000
01/01/2015 to 12/31/2015          9.776157           9.522921              0.0000
01/01/2016 to 12/31/2016          9.522921           9.626843              0.0000
01/01/2017 to 12/31/2017          9.626843           9.562397              0.0000
01/01/2018 to 12/31/2018          9.562397           9.412933              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997808          10.853388              0.0000
01/01/2010 to 12/31/2010         10.853388          12.079303              0.0000
01/01/2011 to 12/31/2011         12.079303          11.801459              0.0000
01/01/2012 to 12/31/2012         11.801459          13.219191              0.0000
01/01/2013 to 12/31/2013         13.219191          13.091853              0.0000
01/01/2014 to 12/31/2014         13.091853          12.978963              0.0000
01/01/2015 to 12/31/2015         12.978963          12.192703              0.0000
01/01/2016 to 12/31/2016         12.192703          12.055800              0.0000
01/01/2017 to 12/31/2017         12.055800          11.834248              0.0000
01/01/2018 to 12/31/2018         11.834248          11.714995              0.0000
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.116180          12.039424         6,784.6100
01/01/2010 to 12/31/2010          12.039424          13.701994         6,206.7322
01/01/2011 to 12/31/2011          13.701994          12.680858         4,798.9156
01/01/2012 to 12/31/2012          12.680858          15.658693         3,320.4416
01/01/2013 to 12/31/2013          15.658693          15.892811         3,242.3527
01/01/2014 to 12/31/2014          15.892811          17.644963         3,490.6650
01/01/2015 to 12/31/2015          17.644963          17.053132         4,014.3947
01/01/2016 to 12/31/2016          17.053132          16.861610         2,728.6854
01/01/2017 to 12/31/2017          16.861610          18.304718         2,862.0245
01/01/2018 to 12/31/2018          18.304718          16.389116         1,944.0688
--------------------------        ---------          ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.515188           5.884585        11,859.9500
01/01/2010 to 12/31/2010           5.884585           7.140208        13,658.0946
01/01/2011 to 12/31/2011           7.140208           7.226401        12,410.9695
01/01/2012 to 12/31/2012           7.226401           8.393408        10,453.7923
01/01/2013 to 12/31/2013           8.393408          11.979081        10,902.6618
01/01/2014 to 12/31/2014          11.979081          13.960289        11,921.0360
01/01/2015 to 12/31/2015          13.960289          13.131460        19,118.8234
01/01/2016 to 12/31/2016          13.131460          13.216452        15,818.4699
01/01/2017 to 12/31/2017          13.216452          15.340402        11,979.3851
01/01/2018 to 12/31/2018          15.340402          13.973701        11,316.2910
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         127.711374         130.815922             0.0000
01/01/2011 to 12/31/2011         130.815922         118.555404             0.0000
01/01/2012 to 12/31/2012         118.555404         142.358799             0.0000
01/01/2013 to 12/31/2013         142.358799         179.708439            66.7539
01/01/2014 to 04/25/2014         179.708439         186.778347             0.0000
--------------------------       ----------         ----------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.549288           6.152354         4,709.7800
01/01/2010 to 12/31/2010           6.152354           6.472926         1,699.2862
01/01/2011 to 04/29/2011           6.472926           6.869278             0.0000
--------------------------       ----------         ----------        -----------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.707623          10.829490             0.0000
01/01/2013 to 12/31/2013          10.829490          10.135290             0.0000
01/01/2014 to 12/31/2014          10.135290          10.685330             0.0000
01/01/2015 to 12/31/2015          10.685330          10.518788         4,422.5174
01/01/2016 to 12/31/2016          10.518788          10.446326         7,517.3622
01/01/2017 to 12/31/2017          10.446326          10.506265         1,568.5003
01/01/2018 to 12/31/2018          10.506265          10.290410         1,568.5003
--------------------------       ----------         ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.882531          16.540552        21,318.3500
01/01/2010 to 12/31/2010          16.540552          18.875459        19,822.2836
01/01/2011 to 12/31/2011          18.875459          15.864627        17,153.7327
01/01/2012 to 12/31/2012          15.864627          20.097464        12,552.6763
01/01/2013 to 12/31/2013          20.097464          25.706033        12,706.1327
01/01/2014 to 12/31/2014          25.706033          23.738048        13,491.0088
01/01/2015 to 12/31/2015          23.738048          22.215731        13,933.0536
01/01/2016 to 12/31/2016          22.215731          23.556598        11,961.2380
01/01/2017 to 12/31/2017          23.556598          30.117934        10,430.3390
01/01/2018 to 12/31/2018          30.117934          22.441677         9,444.7816
--------------------------       ----------         ----------        -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010614           1.043676         56,555.4968
01/01/2013 to 12/31/2013          1.043676           1.042049         81,271.7920
01/01/2014 to 12/31/2014          1.042049           1.078417         50,834.7108
01/01/2015 to 12/31/2015          1.078417           1.012611         45,410.2881
01/01/2016 to 12/31/2016          1.012611           1.108857        105,902.2458
01/01/2017 to 12/31/2017          1.108857           1.195662         67,322.5112
01/01/2018 to 12/31/2018          1.195662           1.096445         66,899.2819
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.125230           8.839953          3,450.8100
01/01/2010 to 12/31/2010          8.839953           9.952079          2,400.4532
01/01/2011 to 12/31/2011          9.952079           9.610722          1,850.8966
01/01/2012 to 12/31/2012          9.610722          11.155811          1,850.8966
01/01/2013 to 12/31/2013         11.155811          14.804724          2,816.0912
01/01/2014 to 12/31/2014         14.804724          15.862918          2,796.4208
01/01/2015 to 12/31/2015         15.862918          14.620346          2,732.4185
01/01/2016 to 12/31/2016         14.620346          16.809802            519.8226
01/01/2017 to 12/31/2017         16.809802          19.447348            496.4868
01/01/2018 to 12/31/2018         19.447348          16.743291            472.4527
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.274377          12.165200         27,741.0100
01/01/2010 to 12/31/2010         12.165200          15.046688         22,530.9123
01/01/2011 to 12/31/2011         15.046688          14.589864         20,954.9619
01/01/2012 to 12/31/2012         14.589864          16.906449         17,675.1823
01/01/2013 to 12/31/2013         16.906449          23.229758         14,981.3020
01/01/2014 to 12/31/2014         23.229758          24.571042         14,492.1056
01/01/2015 to 12/31/2015         24.571042          23.672670         13,391.8951
01/01/2016 to 12/31/2016         23.672670          25.857236         12,573.2742
01/01/2017 to 12/31/2017         25.857236          31.767641         11,387.7833
01/01/2018 to 12/31/2018         31.767641          28.317929         10,466.6889
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.900094          10.326787            577.7997
01/01/2014 to 12/31/2014         10.326787          10.637740            574.9320
01/01/2015 to 12/31/2015         10.637740          10.477454            572.1125
01/01/2016 to 12/31/2016         10.477454          10.499004            569.2940
01/01/2017 to 12/31/2017         10.499004          10.632497            566.4403
01/01/2018 to 12/31/2018         10.632497          10.423061            563.5550
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.915497           9.798318          2,342.4900
01/01/2010 to 12/31/2010          9.798318          10.190266          2,360.6821
01/01/2011 to 12/31/2011         10.190266          10.567275          2,807.7362
01/01/2012 to 12/31/2012         10.567275          10.866096          2,323.2500
01/01/2013 to 04/26/2013         10.866096          10.837429              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012668           1.045714              0.0000
01/01/2013 to 12/31/2013          1.045714           1.137625         58,019.6874
01/01/2014 to 12/31/2014          1.137625           1.192885         53,530.2772
01/01/2015 to 12/31/2015          1.192885           1.179720         52,308.0567
01/01/2016 to 12/31/2016          1.179720           1.189930         51,432.8356
01/01/2017 to 12/31/2017          1.189930           1.360731         51,122.4592
01/01/2018 to 12/31/2018          1.360731           1.237776         50,338.3045
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996768           1.036108              0.0000
01/01/2015 to 12/31/2015          1.036108           1.005600              0.0000
01/01/2016 to 12/31/2016          1.005600           1.005353              0.0000
01/01/2017 to 12/31/2017          1.005353           1.138138              0.0000
01/01/2018 to 04/30/2018          1.138138           1.107748              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.682330          10.603918          5,943.0800
01/01/2010 to 12/31/2010         10.603918          12.682146          7,482.4861
01/01/2011 to 12/31/2011         12.682146          12.247188          7,463.1480
01/01/2012 to 12/31/2012         12.247188          14.035860          6,876.7644
01/01/2013 to 12/31/2013         14.035860          16.114477          5,894.9539
01/01/2014 to 12/31/2014         16.114477          16.343034          6,139.6199
01/01/2015 to 12/31/2015         16.343034          16.216073          5,758.9815
01/01/2016 to 12/31/2016         16.216073          16.654313          2,641.8063
01/01/2017 to 12/31/2017         16.654313          20.075343          2,630.6939
01/01/2018 to 12/31/2018         20.075343          18.615495          2,620.1343
--------------------------       ---------          ---------          ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076581           1.121167              0.0000
01/01/2014 to 12/31/2014          1.121167           1.200742         21,684.6323
01/01/2015 to 12/31/2015          1.200742           1.162701         20,626.7375
01/01/2016 to 12/31/2016          1.162701           1.189386         20,406.1259
01/01/2017 to 12/31/2017          1.189386           1.347123         19,989.6764
01/01/2018 to 12/31/2018          1.347123           1.225433         19,269.2644
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.735436          12.554887         20,778.3200
01/01/2010 to 12/31/2010         12.554887          13.709977         13,186.0946
01/01/2011 to 12/31/2011         13.709977          11.999062         11,783.9618
01/01/2012 to 12/31/2012         11.999062          13.725179         11,602.7988
01/01/2013 to 12/31/2013         13.725179          16.044248          9,507.9820
01/01/2014 to 12/31/2014         16.044248          14.633569          8,655.8496
01/01/2015 to 12/31/2015         14.633569          14.089329          8,191.8315
01/01/2016 to 12/31/2016         14.089329          13.689444          8,984.1730
01/01/2017 to 12/31/2017         13.689444          17.197350          8,450.3144
01/01/2018 to 12/31/2018         17.197350          14.495806          8,077.1594
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999726           1.031307              0.0000
01/01/2015 to 12/31/2015          1.031307           0.955516              0.0000
01/01/2016 to 12/31/2016          0.955516           1.040778         91,342.8356
01/01/2017 to 12/31/2017          1.040778           1.148754         66,380.7340
01/01/2018 to 12/31/2018          1.148754           1.040403         65,102.2915
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.764035          12.455274         15,914.5500
01/01/2010 to 12/31/2010         12.455274          13.156218         16,670.7439
01/01/2011 to 12/31/2011         13.156218          14.333217         17,377.3244
01/01/2012 to 12/31/2012         14.333217          15.330776         16,867.0314
01/01/2013 to 12/31/2013         15.330776          13.633363          8,926.1498
01/01/2014 to 12/31/2014         13.633363          13.750023          8,673.7852
01/01/2015 to 12/31/2015         13.750023          13.058558         10,445.3836
01/01/2016 to 12/31/2016         13.058558          13.437930          9,353.3739
01/01/2017 to 12/31/2017         13.437930          13.629351          8,822.0925
01/01/2018 to 12/31/2018         13.629351          13.036187          8,701.5831
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.619976          14.600343         48,628.7900
01/01/2010 to 12/31/2010         14.600343          15.480609         48,117.5837
01/01/2011 to 12/31/2011         15.480609          15.655875         45,162.1858
01/01/2012 to 12/31/2012         15.655875          16.766859         41,755.7668
01/01/2013 to 12/31/2013         16.766859          16.120048         32,927.7952
01/01/2014 to 12/31/2014         16.120048          16.463206         32,697.6148
01/01/2015 to 12/31/2015         16.463206          16.138017         30,520.5802
01/01/2016 to 12/31/2016         16.138017          16.231292         25,296.8490
01/01/2017 to 12/31/2017         16.231292          16.626854         23,828.4629
01/01/2018 to 12/31/2018         16.626854          16.258376         22,526.5376
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214422          10.708064          3,949.1004
01/01/2014 to 12/31/2014         10.708064          11.402998          3,922.0033
01/01/2015 to 12/31/2015         11.402998          11.037322              0.0000
01/01/2016 to 12/31/2016         11.037322          11.312749              0.0000
01/01/2017 to 12/31/2017         11.312749          12.915986              0.0000
01/01/2018 to 04/30/2018         12.915986          12.328913              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010646           1.063752         12,125.1813
01/01/2013 to 12/31/2013          1.063752           1.148116         38,603.3563
01/01/2014 to 12/31/2014          1.148116           1.212477         33,372.5388
01/01/2015 to 12/31/2015          1.212477           1.178020         31,862.4280
01/01/2016 to 12/31/2016          1.178020           1.219972         30,384.7831
01/01/2017 to 12/31/2017          1.219972           1.366846         18,189.1711
01/01/2018 to 12/31/2018          1.366846           1.213383         17,857.4488
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.405373          10.289380              0.0000
01/01/2010 to 12/31/2010         10.289380          11.320128              0.0000
01/01/2011 to 12/31/2011         11.320128          11.214183          5,982.4755
01/01/2012 to 12/31/2012         11.214183          12.402856             98.5983
01/01/2013 to 12/31/2013         12.402856          13.729403            119.3842
01/01/2014 to 12/31/2014         13.729403          14.239676          1,908.5829
01/01/2015 to 12/31/2015         14.239676          13.683672          1,878.4491
01/01/2016 to 12/31/2016         13.683672          14.188541          1,822.3790
01/01/2017 to 12/31/2017         14.188541          16.114228          5,419.9169
01/01/2018 to 12/31/2018         16.114228          14.763661          4,894.6889
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.706026           9.751421              0.0000
01/01/2010 to 12/31/2010          9.751421          10.911342              0.0000
01/01/2011 to 12/31/2011         10.911342          10.467993            393.0073
01/01/2012 to 12/31/2012         10.467993          11.801962            104.4403
01/01/2013 to 12/31/2013         11.801962          13.658977            121.3784
01/01/2014 to 12/31/2014         13.658977          14.108671            111.0209
01/01/2015 to 12/31/2015         14.108671          13.509671            104.4779
01/01/2016 to 12/31/2016         13.509671          14.153182             97.3835
01/01/2017 to 12/31/2017         14.153182          16.598046          3,743.3400
01/01/2018 to 12/31/2018         16.598046          14.844588          3,312.1707
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.804809          40.390398         15,814.4000
01/01/2010 to 12/31/2010         40.390398          46.329072         14,171.9688
01/01/2011 to 12/31/2011         46.329072          43.592251         14,888.7202
01/01/2012 to 12/31/2012         43.592251          50.405995         11,536.3876
01/01/2013 to 12/31/2013         50.405995          66.096200         11,140.1748
01/01/2014 to 12/31/2014         66.096200          73.391587         10,709.7742
01/01/2015 to 12/31/2015         73.391587          69.358545          9,628.9771
01/01/2016 to 12/31/2016         69.358545          78.824746          8,912.0177
01/01/2017 to 12/31/2017         78.824746          90.364239         10,233.7079
01/01/2018 to 12/31/2018         90.364239          80.453408         10,147.4524
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.549820           7.913590         37,206.1600
01/01/2010 to 12/31/2010          7.913590           9.904407         29,116.9875
01/01/2011 to 12/31/2011          9.904407           9.548701         25,274.6753
01/01/2012 to 12/31/2012          9.548701          10.639199         18,801.3708
01/01/2013 to 12/31/2013         10.639199          14.243294         16,889.8959
01/01/2014 to 12/31/2014         14.243294          15.744764         16,358.8090
01/01/2015 to 12/31/2015         15.744764          16.462923         16,694.6531
01/01/2016 to 12/31/2016         16.462923          17.139966         14,155.4213
01/01/2017 to 12/31/2017         17.139966          20.958873         18,871.7702
01/01/2018 to 12/31/2018         20.958873          20.091377         17,026.4597
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.498729          19.222868              0.0000
01/01/2010 to 12/31/2010         19.222868          23.652594              0.0000
01/01/2011 to 12/31/2011         23.652594          22.327704              0.0000
01/01/2012 to 12/31/2012         22.327704          25.099613              0.0000
01/01/2013 to 12/31/2013         25.099613          32.058677            234.4205
01/01/2014 to 12/31/2014         32.058677          34.454160            219.1181
01/01/2015 to 12/31/2015         34.454160          30.738621            204.1314
01/01/2016 to 12/31/2016         30.738621          34.801361            188.8877
01/01/2017 to 12/31/2017         34.801361          37.346509            174.9820
01/01/2018 to 12/31/2018         37.346509          32.888643            162.4044
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.443707          12.246885          4,620.9400
01/01/2010 to 12/31/2010         12.246885          14.913554          4,604.8639
01/01/2011 to 12/31/2011         14.913554          13.698773          4,824.3230
01/01/2012 to 12/31/2012         13.698773          15.858708          2,582.1016
01/01/2013 to 12/31/2013         15.858708          20.620246          2,590.1970
01/01/2014 to 12/31/2014         20.620246          22.885769          2,572.6837
01/01/2015 to 12/31/2015         22.885769          20.386935          2,223.9414
01/01/2016 to 12/31/2016         20.386935          22.617726          1,926.6468
01/01/2017 to 12/31/2017         22.617726          24.563414          1,582.2079
01/01/2018 to 12/31/2018         24.563414          20.874495          1,268.9161
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.884348           9.710339          2,027.8299
01/01/2014 to 12/31/2014          9.710339           9.199817          2,016.4263
01/01/2015 to 12/31/2015          9.199817           8.821930          1,580.0249
01/01/2016 to 12/31/2016          8.821930           9.084006            906.9032
01/01/2017 to 12/31/2017          9.084006          12.011522          1,332.8033
01/01/2018 to 12/31/2018         12.011522           9.748421            413.2462
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.029928           8.425916              0.0000
01/01/2010 to 12/31/2010          8.425916           8.828474              0.0000
01/01/2011 to 12/31/2011          8.828474           7.417695            150.2405
01/01/2012 to 12/31/2012          7.417695           8.538152            976.2790
01/01/2013 to 04/26/2013          8.538152           8.838384              0.0000
--------------------------        --------           --------            --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.379732          10.199956         40,277.6200
01/01/2010 to 12/31/2010         10.199956           9.997974         37,663.7614
01/01/2011 to 12/31/2011          9.997974           9.800529         22,657.8313
01/01/2012 to 12/31/2012          9.800529           9.605404         65,935.5534
01/01/2013 to 12/31/2013          9.605404           9.415196         28,903.6971
01/01/2014 to 12/31/2014          9.415196           9.228755         25,831.9020
01/01/2015 to 12/31/2015          9.228755           9.046005         72,716.3646
01/01/2016 to 12/31/2016          9.046005           8.876818         76,212.8437
01/01/2017 to 12/31/2017          8.876818           8.756739         25,106.5118
01/01/2018 to 12/31/2018          8.756739           8.715336          7,358.3016
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.212277          13.419424              0.0000
01/01/2015 to 12/31/2015         13.419424          13.076666              0.0000
01/01/2016 to 12/31/2016         13.076666          13.398394          1,236.7928
01/01/2017 to 12/31/2017         13.398394          14.044303          1,139.1404
01/01/2018 to 12/31/2018         14.044303          13.405273          1,040.7000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.894345          10.715424        101,434.9600
01/01/2010 to 12/31/2010         10.715424          11.648442        113,629.2759
01/01/2011 to 12/31/2011         11.648442          11.621002        103,008.5401
01/01/2012 to 12/31/2012         11.621002          12.632521         98,806.3978
01/01/2013 to 12/31/2013         12.632521          13.506656         98,808.6225
01/01/2014 to 04/25/2014         13.506656          13.592058              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.600426          10.629271        262,745.3300
01/01/2010 to 12/31/2010         10.629271          11.710789        244,860.2196
01/01/2011 to 12/31/2011         11.710789          11.465977        226,104.4319
01/01/2012 to 12/31/2012         11.465977          12.630638        228,426.8165
01/01/2013 to 12/31/2013         12.630638          14.141787        213,696.0138
01/01/2014 to 04/25/2014         14.141787          14.177574              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.785045          14.113367        299,401.6954
01/01/2015 to 12/31/2015         14.113367          13.685398        262,207.0429
01/01/2016 to 12/31/2016         13.685398          14.231062        246,226.6091
01/01/2017 to 12/31/2017         14.231062          15.434665        215,511.1996
01/01/2018 to 12/31/2018         15.434665          14.461585        166,835.3209
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.208898          10.326377        519,430.4500
01/01/2010 to 12/31/2010         10.326377          11.497127        471,304.5773
01/01/2011 to 12/31/2011         11.497127          11.078030        400,460.1704
01/01/2012 to 12/31/2012         11.078030          12.370158        372,442.7624
01/01/2013 to 12/31/2013         12.370158          14.479841        348,485.2378
01/01/2014 to 04/25/2014         14.479841          14.472797              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.176172          14.623788        295,371.5596
01/01/2015 to 12/31/2015         14.623788          14.152459        278,043.8744
01/01/2016 to 12/31/2016         14.152459          14.857895        240,553.6599
01/01/2017 to 12/31/2017         14.857895          16.710093        224,544.5777
01/01/2018 to 12/31/2018         16.710093          15.374292        210,811.6146
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.887466          10.058265        605,284.8600
01/01/2010 to 12/31/2010         10.058265          11.386377        565,570.2824
01/01/2011 to 12/31/2011         11.386377          10.729021        537,647.4342
01/01/2012 to 12/31/2012         10.729021          12.168568        521,313.9852
01/01/2013 to 12/31/2013         12.168568          15.018680        508,815.3866
01/01/2014 to 04/25/2014         15.018680          14.929731              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.004605           8.826238         20,449.3900
01/01/2010 to 12/31/2010          8.826238           9.520666         19,927.7759
01/01/2011 to 12/31/2011          9.520666           9.168219         18,552.3401
01/01/2012 to 12/31/2012          9.168219          10.434630         15,063.5756
01/01/2013 to 04/26/2013         10.434630          11.212040              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.150573          14.681604        469,905.7998
01/01/2015 to 12/31/2015         14.681604          14.146763        322,315.3985
01/01/2016 to 12/31/2016         14.146763          14.995501        291,233.6271
01/01/2017 to 12/31/2017         14.995501          17.516077        258,958.0369
01/01/2018 to 12/31/2018         17.516077          15.774622        220,981.8280
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.420158          11.653666         26,254.1400
01/01/2010 to 12/31/2010         11.653666          13.109090         23,237.3990
01/01/2011 to 12/31/2011         13.109090          13.684065         20,155.4622
01/01/2012 to 12/31/2012         13.684065          14.964991         18,215.1137
01/01/2013 to 12/31/2013         14.964991          20.024233         14,642.6003
01/01/2014 to 12/31/2014         20.024233          19.956237         14,166.2623
01/01/2015 to 12/31/2015         19.956237          17.670441         12,337.5788
01/01/2016 to 12/31/2016         17.670441          21.244050         11,265.7713
01/01/2017 to 12/31/2017         21.244050          23.435877         10,030.0379
01/01/2018 to 12/31/2018         23.435877          19.887224          9,020.6681
--------------------------       ---------          ---------        ------------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.125586       14.164750               910.5000
01/01/2010 to 12/31/2010         14.164750       17.020935                 0.0000
01/01/2011 to 12/31/2011         17.020935       13.972768                 0.0000
01/01/2012 to 12/31/2012         13.972768       16.146662                 0.0000
01/01/2013 to 12/31/2013         16.146662       20.195652               215.3582
01/01/2014 to 12/31/2014         20.195652       18.470447               202.7716
01/01/2015 to 12/31/2015         18.470447       19.146637               217.8369
01/01/2016 to 12/31/2016         19.146637       19.861002               218.3977
01/01/2017 to 12/31/2017         19.861002       25.396632               218.3452
01/01/2018 to 12/31/2018         25.396632       19.772583               214.7844
--------------------------       ---------       ---------               --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.165750       21.457929               251.0093
01/01/2017 to 12/31/2017         21.457929       24.990698               268.6096
01/01/2018 to 12/31/2018         24.990698       24.406615               273.9994
--------------------------       ---------       ---------               --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.225970       14.929413                 0.0000
01/01/2010 to 12/31/2010         14.929413       16.965327                 0.0000
01/01/2011 to 12/31/2011         16.965327       15.819821                 0.0000
01/01/2012 to 12/31/2012         15.819821       17.113970                 0.0000
01/01/2013 to 12/31/2013         17.113970       22.262962               233.5468
01/01/2014 to 12/31/2014         22.262962       24.207638               231.2714
01/01/2015 to 12/31/2015         24.207638       23.668803               228.9499
01/01/2016 to 04/29/2016         23.668803       23.769663                 0.0000
--------------------------       ---------       ---------               --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.583353       11.091179            45,068.8500
01/01/2010 to 12/31/2010         11.091179       12.156371            45,489.7512
01/01/2011 to 12/31/2011         12.156371       11.418134            40,072.4781
01/01/2012 to 12/31/2012         11.418134       12.612316            34,257.4190
01/01/2013 to 12/31/2013         12.612316       16.507681            27,557.9155
01/01/2014 to 12/31/2014         16.507681       17.871146            25,441.7710
01/01/2015 to 12/31/2015         17.871146       17.914314            21,003.3859
01/01/2016 to 12/31/2016         17.914314       18.815512            18,220.7960
01/01/2017 to 12/31/2017         18.815512       21.933618            15,849.9379
01/01/2018 to 12/31/2018         21.933618       21.443291            14,140.9057
--------------------------       ---------       ---------            -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.231304       16.896737             1,752.0241
01/01/2014 to 12/31/2014         16.896737       18.363440             1,673.3948
01/01/2015 to 12/31/2015         18.363440       18.468554             1,290.6522
01/01/2016 to 12/31/2016         18.468554       19.036542             1,251.4413
01/01/2017 to 12/31/2017         19.036542       23.313826               873.5007
01/01/2018 to 12/31/2018         23.313826       21.501143               830.8814
--------------------------       ---------       ---------            -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.747284       11.175558             2,979.6400
01/01/2010 to 12/31/2010         11.175558       13.930018             3,082.9211
01/01/2011 to 12/31/2011         13.930018       12.635321             2,230.6393
01/01/2012 to 12/31/2012         12.635321       13.129269             1,735.2828
01/01/2013 to 04/26/2013         13.129269       14.140083                 0.0000
--------------------------       ---------       ---------            -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.831644          10.713698         23,808.7500
01/01/2010 to 12/31/2010         10.713698          11.689801         19,196.3025
01/01/2011 to 12/31/2011         11.689801          11.484204         16,954.0968
01/01/2012 to 12/31/2012         11.484204          13.006730         39,608.7326
01/01/2013 to 12/31/2013         13.006730          17.432343         34,290.5395
01/01/2014 to 12/31/2014         17.432343          18.581147         31,327.5289
01/01/2015 to 12/31/2015         18.581147          20.132816         26,729.4097
01/01/2016 to 12/31/2016         20.132816          19.708546         21,156.7100
01/01/2017 to 12/31/2017         19.708546          26.465575         19,023.2603
01/01/2018 to 12/31/2018         26.465575          25.968083         16,708.2578
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.688793           6.872659            625.6600
01/01/2010 to 12/31/2010          6.872659           7.773042            644.4267
01/01/2011 to 12/31/2011          7.773042           7.326859            650.2110
01/01/2012 to 12/31/2012          7.326859           8.091096            626.4780
01/01/2013 to 04/26/2013          8.091096           8.678653              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.261155           7.410726         51,965.1700
01/01/2010 to 12/31/2010          7.410726           7.946640         43,832.6440
01/01/2011 to 12/31/2011          7.946640           7.682062         42,362.0690
01/01/2012 to 04/27/2012          7.682062           8.625430              0.0000
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.537644          13.957331              0.0000
01/01/2010 to 12/31/2010         13.957331          14.454054              0.0000
01/01/2011 to 12/31/2011         14.454054          15.181713          1,658.7384
01/01/2012 to 12/31/2012         15.181713          15.412671              0.0000
01/01/2013 to 12/31/2013         15.412671          14.719144              0.0000
01/01/2014 to 12/31/2014         14.719144          15.215418              0.0000
01/01/2015 to 12/31/2015         15.215418          14.905720          1,381.3166
01/01/2016 to 12/31/2016         14.905720          14.915416          4,064.6989
01/01/2017 to 12/31/2017         14.915416          15.050373          2,661.8330
01/01/2018 to 12/31/2018         15.050373          14.678290          2,365.5183
--------------------------       ---------          ---------         -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.508340          13.046762              0.0000
01/01/2010 to 12/31/2010         13.046762          16.103205              0.0000
01/01/2011 to 12/31/2011         16.103205          15.431453            274.7071
01/01/2012 to 12/31/2012         15.431453          17.735810             70.4651
01/01/2013 to 12/31/2013         17.735810          23.078772            584.3575
01/01/2014 to 12/31/2014         23.078772          24.705760            566.1823
01/01/2015 to 12/31/2015         24.705760          23.568130          1,451.6953
01/01/2016 to 12/31/2016         23.568130          27.740938          1,802.9069
01/01/2017 to 12/31/2017         27.740938          31.436176          1,698.4048
01/01/2018 to 12/31/2018         31.436176          27.247011          1,096.6222
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.665085          11.122151              0.0000
01/01/2010 to 12/31/2010         11.122151          11.748533              0.0000
01/01/2011 to 12/31/2011         11.748533          10.059120              0.0000
01/01/2012 to 12/31/2012         10.059120          11.627628              0.0000
01/01/2013 to 12/31/2013         11.627628          13.840718              0.0000
01/01/2014 to 12/31/2014         13.840718          12.707763              0.0000
01/01/2015 to 12/31/2015         12.707763          12.292815              0.0000
01/01/2016 to 12/31/2016         12.292815          12.166117              0.0000
01/01/2017 to 12/31/2017         12.166117          14.853060              0.0000
01/01/2018 to 12/31/2018         14.853060          12.501271              0.0000
--------------------------       ---------          ---------              ------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.741240          13.168600              0.0000
01/01/2010 to 12/31/2010         13.168600          16.334612              0.0000
01/01/2011 to 12/31/2011         16.334612          15.318802          1,905.7030
01/01/2012 to 12/31/2012         15.318802          17.407992             70.8051
01/01/2013 to 12/31/2013         17.407992          23.568232         18,464.5976
01/01/2014 to 12/31/2014         23.568232          24.194236         18,371.4017
01/01/2015 to 12/31/2015         24.194236          22.639276             61.7801
01/01/2016 to 12/31/2016         22.639276          26.834643             55.1624
01/01/2017 to 12/31/2017         26.834643          30.066072             35.5829
01/01/2018 to 12/31/2018         30.066072          26.165105             30.7843
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.148526          10.057496         20,470.5700
01/01/2010 to 12/31/2010         10.057496          11.287000         15,439.5609
01/01/2011 to 12/31/2011         11.287000          11.244884          8,213.9350
01/01/2012 to 12/31/2012         11.244884          12.721523          7,240.0956
01/01/2013 to 12/31/2013         12.721523          16.422447          5,865.1009
01/01/2014 to 12/31/2014         16.422447          18.205823          6,114.0108
01/01/2015 to 12/31/2015         18.205823          18.008300          7,027.3396
01/01/2016 to 12/31/2016         18.008300          19.660973          6,402.3401
01/01/2017 to 12/31/2017         19.660973          23.364827          5,553.5283
01/01/2018 to 12/31/2018         23.364827          21.793247          3,923.3202
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.292937          20.124260            311.5803
01/01/2014 to 12/31/2014         20.124260          21.809215            295.2843
01/01/2015 to 12/31/2015         21.809215          21.299429            288.4853
01/01/2016 to 12/31/2016         21.299429          23.820530            275.6856
01/01/2017 to 12/31/2017         23.820530          27.455727            578.9311
01/01/2018 to 12/31/2018         27.455727          24.153086            557.6158
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.572875           8.045953            529.5400
01/01/2010 to 12/31/2010          8.045953           8.756087            550.9493
01/01/2011 to 12/31/2011          8.756087           8.536112            568.5792
01/01/2012 to 12/31/2012          8.536112           9.530503            543.1854
01/01/2013 to 04/26/2013          9.530503          10.419926              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.399773          19.153339         10,133.1236
01/01/2014 to 12/31/2014         19.153339          18.717626          9,709.2009
01/01/2015 to 12/31/2015         18.717626          18.416698          9,179.7678
01/01/2016 to 12/31/2016         18.416698          21.372618          8,473.5450
01/01/2017 to 12/31/2017         21.372618          24.195479          7,584.5297
01/01/2018 to 12/31/2018         24.195479          22.057065          7,456.6230
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.136124          12.247304         14,261.5900
01/01/2010 to 12/31/2010         12.247304          14.749193         13,371.4273
01/01/2011 to 12/31/2011         14.749193          13.694886         13,075.0620
01/01/2012 to 12/31/2012         13.694886          14.131751         10,707.2179
01/01/2013 to 04/26/2013         14.131751          15.293514              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.659429           8.374812          7,492.1612
01/01/2014 to 12/31/2014          8.374812           8.933499          6,784.1616
01/01/2015 to 12/31/2015          8.933499           9.677157          4,351.7759
01/01/2016 to 12/31/2016          9.677157           9.630836          3,686.3129
01/01/2017 to 12/31/2017          9.630836          12.601154         16,538.8048
01/01/2018 to 12/31/2018         12.601154          12.207684         15,751.6881
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.353429           5.225583         16,980.5600
01/01/2010 to 12/31/2010          5.225583           6.540548         17,575.9276
01/01/2011 to 12/31/2011          6.540548           5.776871         17,122.1349
01/01/2012 to 12/31/2012          5.776871           6.348021         12,428.1974
01/01/2013 to 04/26/2013          6.348021           6.625610              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.591951          14.683617              0.0000
01/01/2010 to 12/31/2010         14.683617          18.570599              0.0000
01/01/2011 to 12/31/2011         18.570599          15.168094              0.0000
01/01/2012 to 12/31/2012         15.168094          15.249441              0.0000
01/01/2013 to 12/31/2013         15.249441          16.555054            200.1650
01/01/2014 to 12/31/2014         16.555054          13.172463            236.8296
01/01/2015 to 12/31/2015         13.172463           8.681792          1,591.6048
01/01/2016 to 12/31/2016          8.681792          12.232179          1,286.2176
01/01/2017 to 12/31/2017         12.232179          11.901800          1,531.8349
01/01/2018 to 12/31/2018         11.901800           8.299067          1,626.4559
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.359651          27.232199          8,232.4172
01/01/2017 to 12/31/2017         27.232199          28.812009          7,111.1288
01/01/2018 to 12/31/2018         28.812009          27.102012          6,720.4177
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.923321          20.007071         18,825.9000
01/01/2010 to 12/31/2010         20.007071          22.153767         17,194.7035
01/01/2011 to 12/31/2011         22.153767          22.684442         16,282.9850
01/01/2012 to 12/31/2012         22.684442          25.111551         11,818.7734
01/01/2013 to 12/31/2013         25.111551          26.578323         10,967.1454
01/01/2014 to 12/31/2014         26.578323          27.310111         10,575.0034
01/01/2015 to 12/31/2015         27.310111          26.187211          9,492.5676
01/01/2016 to 04/29/2016         26.187211          26.929963              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.897886          27.812591            381.8785
01/01/2017 to 12/31/2017         27.812591          29.440469            302.7811
01/01/2018 to 12/31/2018         29.440469          27.724464            295.5285
--------------------------       ---------          ---------         -----------


                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.691517          12.231830             2,025.1689
01/01/2011 to 12/31/2011      12.231830          12.404789             3,263.8794
01/01/2012 to 12/31/2012      12.404789          13.550610               598.5270
01/01/2013 to 12/31/2013      13.550610          13.469683             1,320.2512
01/01/2014 to 12/31/2014      13.469683          13.789535             1,255.1262
01/01/2015 to 12/31/2015      13.789535          13.319489             1,252.5933
01/01/2016 to 04/29/2016      13.319489          13.622882                 0.0000
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.948873          15.250768                52.7900
01/01/2010 to 12/31/2010      15.250768          15.769877                30.6429
01/01/2011 to 12/31/2011      15.769877          16.272444               272.0090
01/01/2012 to 12/31/2012      16.272444          16.434607                 0.0000
01/01/2013 to 12/31/2013      16.434607          15.963339               358.4799
01/01/2014 to 12/31/2014      15.963339          16.046265                 0.0000
01/01/2015 to 12/31/2015      16.046265          15.776812                 0.0000
01/01/2016 to 12/31/2016      15.776812          15.622346                 0.0000
01/01/2017 to 12/31/2017      15.622346          15.570494                 0.0000
01/01/2018 to 12/31/2018      15.570494          15.366957                 0.0000

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.152523          10.453468              0.0000
01/01/2013 to 12/31/2013         10.453468          11.382887          8,397.9731
01/01/2014 to 12/31/2014         11.382887          11.971383          8,366.1760
01/01/2015 to 12/31/2015         11.971383          11.796393          8,332.0673
01/01/2016 to 12/31/2016         11.796393          11.972630          8,296.4092
01/01/2017 to 12/31/2017         11.972630          13.327858         12,741.2036
01/01/2018 to 12/31/2018         13.327858          12.145916         12,159.8416
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.980314           8.844211         89,315.9800
01/01/2010 to 12/31/2010          8.844211           9.718562        101,420.2633
01/01/2011 to 12/31/2011          9.718562           9.319201         76,297.0283
01/01/2012 to 12/31/2012          9.319201          10.364233         74,867.5930
01/01/2013 to 12/31/2013         10.364233          12.035729         36,862.8208
01/01/2014 to 12/31/2014         12.035729          12.504793         36,409.1227
01/01/2015 to 12/31/2015         12.504793          12.164596         35,949.6245
01/01/2016 to 12/31/2016         12.164596          12.848534         33,650.0998
01/01/2017 to 12/31/2017         12.848534          14.710598         28,724.3024
01/01/2018 to 12/31/2018         14.710598          13.789101         27,595.5020
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.331349           8.314334         30,712.6600
01/01/2010 to 12/31/2010          8.314334           9.244030         19,680.8933
01/01/2011 to 12/31/2011          9.244030           8.628175         18,371.0582
01/01/2012 to 12/31/2012          8.628175           9.817988         18,138.8479
01/01/2013 to 12/31/2013          9.817988          12.033942         56,720.1744
01/01/2014 to 12/31/2014         12.033942          12.542849         25,217.7054
01/01/2015 to 12/31/2015         12.542849          12.195441         43,335.5779
01/01/2016 to 12/31/2016         12.195441          13.018383         39,522.7666
01/01/2017 to 12/31/2017         13.018383          15.477718         36,393.6781
01/01/2018 to 12/31/2018         15.477718          14.287159         33,429.5851
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.733881           7.802145         34,246.9800
01/01/2010 to 12/31/2010          7.802145           9.044777         36,626.9445
01/01/2011 to 12/31/2011          9.044777           8.453840         15,794.3778
01/01/2012 to 12/31/2012          8.453840           9.723437         15,506.9204
01/01/2013 to 12/31/2013          9.723437          12.363621         13,937.3894
01/01/2014 to 12/31/2014         12.363621          13.104005         24,648.9267
01/01/2015 to 12/31/2015         13.104005          13.671473          7,469.6611
01/01/2016 to 12/31/2016         13.671473          14.612853          7,058.1752
01/01/2017 to 12/31/2017         14.612853          18.311975          5,303.3276
01/01/2018 to 12/31/2018         18.311975          17.848794          4,990.9149
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.651043           9.249565         40,936.5300
01/01/2010 to 12/31/2010          9.249565           9.959711         34,353.3452
01/01/2011 to 12/31/2011          9.959711           9.776712         33,765.3108
01/01/2012 to 12/31/2012          9.776712          10.615421         86,747.2136
01/01/2013 to 12/31/2013         10.615421          11.806193         87,233.1561
01/01/2014 to 12/31/2014         11.806193          12.271564         89,045.9164
01/01/2015 to 12/31/2015         12.271564          11.935256         77,208.7836
01/01/2016 to 12/31/2016         11.935256          12.513136         71,792.6236
01/01/2017 to 12/31/2017         12.513136          13.849425         78,966.2359
01/01/2018 to 12/31/2018         13.849425          13.103521         75,053.6602
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.078638          11.433469          4,372.4623
01/01/2013 to 12/31/2013         11.433469          10.821573          3,317.9421
01/01/2014 to 12/31/2014         10.821573          11.025808            572.3291
01/01/2015 to 12/31/2015         11.025808           9.767904             52.1058
01/01/2016 to 12/31/2016          9.767904          10.427270              0.0000
01/01/2017 to 12/31/2017         10.427270          11.217712          8,443.6277
01/01/2018 to 12/31/2018         11.217712          10.291172              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.909069          10.185425          4,774.4628
01/01/2013 to 12/31/2013         10.185425          11.007432          3,622.9924
01/01/2014 to 12/31/2014         11.007432          11.422048            624.9481
01/01/2015 to 12/31/2015         11.422048          11.178090             56.8963
01/01/2016 to 12/31/2016         11.178090          11.436581              0.0000
01/01/2017 to 12/31/2017         11.436581          12.696398          1,759.7439
01/01/2018 to 12/31/2018         12.696398          11.543816          1,654.1907
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.607839          16.677546          6,698.0000
01/01/2010 to 12/31/2010         16.677546          18.916374         11,890.4363
01/01/2011 to 12/31/2011         18.916374          18.967888          4,097.8195
01/01/2012 to 12/31/2012         18.967888          21.655009          8,716.2814
01/01/2013 to 12/31/2013         21.655009          23.195767         10,642.9732
01/01/2014 to 12/31/2014         23.195767          23.473952          4,366.5148
01/01/2015 to 12/31/2015         23.473952          22.066832          3,637.7936
01/01/2016 to 12/31/2016         22.066832          24.641087          3,909.6427
01/01/2017 to 12/31/2017         24.641087          26.015816          3,645.1006
01/01/2018 to 12/31/2018         26.015816          24.752738          3,120.8080
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.515886           9.767237        196,561.2400
01/01/2010 to 12/31/2010          9.767237          11.148208        173,030.4500
01/01/2011 to 12/31/2011         11.148208          10.291557        151,643.8023
01/01/2012 to 12/31/2012         10.291557          11.769572        138,613.1929
01/01/2013 to 12/31/2013         11.769572          14.933248        140,547.8621
01/01/2014 to 12/31/2014         14.933248          15.374689        130,596.2246
01/01/2015 to 12/31/2015         15.374689          14.760184        129,002.1825
01/01/2016 to 12/31/2016         14.760184          15.759017        122,593.7286
01/01/2017 to 12/31/2017         15.759017          18.981325        118,160.9097
01/01/2018 to 12/31/2018         18.981325          16.722434        103,779.6809
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.935849          10.351571         21,773.8357
01/01/2013 to 12/31/2013         10.351571          11.598045         20,197.0832
01/01/2014 to 12/31/2014         11.598045          12.459022         20,860.3935
01/01/2015 to 12/31/2015         12.459022          11.707250         16,991.4033
01/01/2016 to 12/31/2016         11.707250          12.429157         16,001.3102
01/01/2017 to 12/31/2017         12.429157          14.410188         15,847.0706
01/01/2018 to 12/31/2018         14.410188          13.076853         15,700.5635
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.528208          14.281682         68,513.4600
01/01/2010 to 12/31/2010         14.281682          16.776165         67,818.5016
01/01/2011 to 12/31/2011         16.776165          14.959592         59,132.6594
01/01/2012 to 12/31/2012         14.959592          17.290465         53,303.0915
01/01/2013 to 12/31/2013         17.290465          22.436265         55,002.8627
01/01/2014 to 12/31/2014         22.436265          22.358025         43,722.9349
01/01/2015 to 12/31/2015         22.358025          20.719583         27,652.2836
01/01/2016 to 12/31/2016         20.719583          26.643905         24,939.5693
01/01/2017 to 12/31/2017         26.643905          29.158860         23,175.0191
01/01/2018 to 12/31/2018         29.158860          24.212406         22,716.7544
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.082499          10.067748         13,738.5200
01/01/2010 to 12/31/2010         10.067748          12.197046          7,648.0808
01/01/2011 to 12/31/2011         12.197046           9.714793          8,582.3435
01/01/2012 to 12/31/2012          9.714793          11.314976          7,190.0374
01/01/2013 to 12/31/2013         11.314976          10.533176          8,918.5594
01/01/2014 to 12/31/2014         10.533176           9.646451          7,031.6411
01/01/2015 to 12/31/2015          9.646451           8.145194          6,398.1046
01/01/2016 to 12/31/2016          8.145194           8.897791          6,050.8850
01/01/2017 to 12/31/2017          8.897791          11.187399          5,335.8343
01/01/2018 to 12/31/2018         11.187399           9.404884          5,372.5953
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997192          10.177855              0.0000
01/01/2011 to 12/31/2011         10.177855          10.172019          2,130.8445
01/01/2012 to 12/31/2012         10.172019          10.695033          4,061.2704
01/01/2013 to 12/31/2013         10.695033          10.879977          6,811.4544
01/01/2014 to 12/31/2014         10.879977          10.737665          7,313.2182
01/01/2015 to 12/31/2015         10.737665          10.431930          5,291.5993
01/01/2016 to 12/31/2016         10.431930          11.167567          5,100.8402
01/01/2017 to 12/31/2017         11.167567          11.343936          4,629.3450
01/01/2018 to 12/31/2018         11.343936          11.147008          4,615.1240
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987193           9.724128          3,696.9764
01/01/2012 to 12/31/2012          9.724128           9.944730          3,600.0170
01/01/2013 to 12/31/2013          9.944730           9.856026          8,327.9703
01/01/2014 to 12/31/2014          9.856026           9.758172         18,689.6646
01/01/2015 to 12/31/2015          9.758172           9.500649         18,543.8809
01/01/2016 to 12/31/2016          9.500649           9.599527         18,483.2813
01/01/2017 to 12/31/2017          9.599527           9.530510         22,011.0453
01/01/2018 to 12/31/2018          9.530510           9.376829         25,240.1554
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997754          10.849747              0.0000
01/01/2010 to 12/31/2010         10.849747          12.069219              0.0000
01/01/2011 to 12/31/2011         12.069219          11.785726              0.0000
01/01/2012 to 12/31/2012         11.785726          13.194934              0.0000
01/01/2013 to 12/31/2013         13.194934          13.061296              0.0000
01/01/2014 to 12/31/2014         13.061296          12.942194              0.0000
01/01/2015 to 12/31/2015         12.942194          12.152080              0.0000
01/01/2016 to 12/31/2016         12.152080          12.009625              0.0000
01/01/2017 to 12/31/2017         12.009625          11.783044              0.0000
01/01/2018 to 12/31/2018         11.783044          11.658441              0.0000
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.094890          12.005300        14,619.5000
01/01/2010 to 12/31/2010          12.005300          13.656337        12,853.6570
01/01/2011 to 12/31/2011          13.656337          12.632295        30,465.1240
01/01/2012 to 12/31/2012          12.632295          15.590890        30,480.4904
01/01/2013 to 12/31/2013          15.590890          15.816081        31,453.0316
01/01/2014 to 12/31/2014          15.816081          17.550999        30,873.9165
01/01/2015 to 12/31/2015          17.550999          16.953837        30,197.7883
01/01/2016 to 12/31/2016          16.953837          16.755054        30,407.0975
01/01/2017 to 12/31/2017          16.755054          18.179978        29,754.6397
01/01/2018 to 12/31/2018          18.179978          16.269241        29,425.7493
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.487781           5.845942       120,917.2300
01/01/2010 to 12/31/2010           5.845942           7.089778       112,486.3703
01/01/2011 to 12/31/2011           7.089778           7.171781       103,393.0913
01/01/2012 to 12/31/2012           7.171781           8.325782        98,195.4988
01/01/2013 to 12/31/2013           8.325782          11.876631        91,996.2979
01/01/2014 to 12/31/2014          11.876631          13.833976        76,216.4025
01/01/2015 to 12/31/2015          13.833976          13.006137        72,273.2992
01/01/2016 to 12/31/2016          13.006137          13.083773        70,323.2419
01/01/2017 to 12/31/2017          13.083773          15.178834        69,235.2303
01/01/2018 to 12/31/2018          15.178834          13.819572        65,049.4168
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         125.926993         128.945415             0.0000
01/01/2011 to 12/31/2011         128.945415         116.801881             0.0000
01/01/2012 to 12/31/2012         116.801881         140.182768             0.0000
01/01/2013 to 12/31/2013         140.182768         176.873069             0.0000
01/01/2014 to 04/25/2014         176.873069         183.802482             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.542073           6.139525        12,896.0100
01/01/2010 to 12/31/2010           6.139525           6.456202        12,964.3517
01/01/2011 to 04/29/2011           6.456202           6.850412             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.702228          10.820402             0.0000
01/01/2013 to 12/31/2013          10.820402          10.121720             0.0000
01/01/2014 to 12/31/2014          10.121720          10.665690             0.0000
01/01/2015 to 12/31/2015          10.665690          10.494205         5,643.4964
01/01/2016 to 12/31/2016          10.494205          10.416702         6,556.4715
01/01/2017 to 12/31/2017          10.416702          10.471248         6,515.1384
01/01/2018 to 12/31/2018          10.471248          10.250957         6,588.6198
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.843216          16.472555        79,704.6700
01/01/2010 to 12/31/2010          16.472555          18.788477        74,512.6114
01/01/2011 to 12/31/2011          18.788477          15.783629        78,145.3867
01/01/2012 to 12/31/2012          15.783629          19.984811        74,628.0154
01/01/2013 to 12/31/2013          19.984811          25.549173        68,272.3624
01/01/2014 to 12/31/2014          25.549173          23.581396        66,729.8248
01/01/2015 to 12/31/2015          23.581396          22.058085        54,558.8563
01/01/2016 to 12/31/2016          22.058085          23.377743        54,334.0453
01/01/2017 to 12/31/2017          23.377743          29.874374        85,038.6252
01/01/2018 to 12/31/2018          29.874374          22.248988        85,575.8702
--------------------------       ----------         ----------       ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010605           1.043317         46,263.5041
01/01/2013 to 12/31/2013          1.043317           1.041170         70,658.3000
01/01/2014 to 12/31/2014          1.041170           1.076969         56,123.1480
01/01/2015 to 12/31/2015          1.076969           1.010745            551.3053
01/01/2016 to 12/31/2016          1.010745           1.106261              0.0000
01/01/2017 to 12/31/2017          1.106261           1.192268              0.0000
01/01/2018 to 12/31/2018          1.192268           1.092783        154,840.1562
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.112139           8.819300          7,951.7300
01/01/2010 to 12/31/2010          8.819300           9.923869         12,288.0352
01/01/2011 to 12/31/2011          9.923869           9.578696         10,192.5939
01/01/2012 to 12/31/2012          9.578696          11.113050          6,020.2183
01/01/2013 to 12/31/2013         11.113050          14.740609          8,165.7138
01/01/2014 to 12/31/2014         14.740609          15.786323          9,058.4239
01/01/2015 to 12/31/2015         15.786323          14.542473          6,830.7558
01/01/2016 to 12/31/2016         14.542473          16.711910          6,268.1492
01/01/2017 to 12/31/2017         16.711910          19.324462          4,893.9996
01/01/2018 to 12/31/2018         19.324462          16.629122          4,413.3859
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.240888          12.115212         50,197.0200
01/01/2010 to 12/31/2010         12.115212          14.977377         49,621.3780
01/01/2011 to 12/31/2011         14.977377          14.515408         40,492.5668
01/01/2012 to 12/31/2012         14.515408          16.811721         39,446.4404
01/01/2013 to 12/31/2013         16.811721          23.088062         37,788.0355
01/01/2014 to 12/31/2014         23.088062          24.408953         31,712.5775
01/01/2015 to 12/31/2015         24.408953          23.504746         29,128.2472
01/01/2016 to 12/31/2016         23.504746          25.660983         28,483.0382
01/01/2017 to 12/31/2017         25.660983          31.510823         28,817.3517
01/01/2018 to 12/31/2018         31.510823          28.074864         27,192.3664
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.872790          10.297447          3,284.3397
01/01/2014 to 12/31/2014         10.297447          10.602214          7,136.3516
01/01/2015 to 12/31/2015         10.602214          10.437242          6,532.3924
01/01/2016 to 12/31/2016         10.437242          10.453481          6,377.5760
01/01/2017 to 12/31/2017         10.453481          10.581118         19,070.0249
01/01/2018 to 12/31/2018         10.581118          10.367481         19,675.5651
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.912431           9.790053          6,156.6100
01/01/2010 to 12/31/2010          9.790053          10.176582          6,935.9090
01/01/2011 to 12/31/2011         10.176582          10.547825          4,051.8321
01/01/2012 to 12/31/2012         10.547825          10.840645          3,842.4804
01/01/2013 to 04/26/2013         10.840645          10.811986              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012660           1.045354              0.0000
01/01/2013 to 12/31/2013          1.045354           1.136665              0.0000
01/01/2014 to 12/31/2014          1.136665           1.191283              0.0000
01/01/2015 to 12/31/2015          1.191283           1.177547         93,876.8736
01/01/2016 to 12/31/2016          1.177547           1.187144         92,835.8977
01/01/2017 to 12/31/2017          1.187144           1.356869         91,864.0571
01/01/2018 to 12/31/2018          1.356869           1.233642         90,939.7437
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996761           1.035750              0.0000
01/01/2015 to 12/31/2015          1.035750           1.004751              0.0000
01/01/2016 to 12/31/2016          1.004751           1.004001              0.0000
01/01/2017 to 12/31/2017          1.004001           1.136042              0.0000
01/01/2018 to 04/30/2018          1.136042           1.105527              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.672041          10.584426          1,791.4700
01/01/2010 to 12/31/2010         10.584426          12.652514          2,200.9857
01/01/2011 to 12/31/2011         12.652514          12.212475          3,838.2788
01/01/2012 to 12/31/2012         12.212475          13.989045         32,495.4844
01/01/2013 to 12/31/2013         13.989045          16.052704         32,554.5565
01/01/2014 to 12/31/2014         16.052704          16.272245          3,866.1691
01/01/2015 to 12/31/2015         16.272245          16.137760          2,924.7513
01/01/2016 to 12/31/2016         16.137760          16.565599          2,885.6505
01/01/2017 to 12/31/2017         16.565599          19.958458          2,662.4376
01/01/2018 to 12/31/2018         19.958458          18.497802          2,612.4025
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076318           1.120516              0.0000
01/01/2014 to 12/31/2014          1.120516           1.199445              0.0000
01/01/2015 to 12/31/2015          1.199445           1.160865         12,829.1384
01/01/2016 to 12/31/2016          1.160865           1.186913              0.0000
01/01/2017 to 12/31/2017          1.186913           1.343653              0.0000
01/01/2018 to 12/31/2018          1.343653           1.221661              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.676406          12.472521         56,989.0800
01/01/2010 to 12/31/2010         12.472521          13.613233         53,611.1868
01/01/2011 to 12/31/2011         13.613233          11.908439         41,719.3999
01/01/2012 to 12/31/2012         11.908439          13.614676         39,170.8243
01/01/2013 to 12/31/2013         13.614676          15.907121         38,577.7619
01/01/2014 to 12/31/2014         15.907121          14.501241         35,336.6041
01/01/2015 to 12/31/2015         14.501241          13.954939         32,902.2493
01/01/2016 to 12/31/2016         13.954939          13.552089         32,987.0320
01/01/2017 to 12/31/2017         13.552089          17.016318         30,514.1207
01/01/2018 to 12/31/2018         17.016318          14.335995         30,645.9573
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999719           1.030951              0.0000
01/01/2015 to 12/31/2015          1.030951           0.954708              0.0000
01/01/2016 to 12/31/2016          0.954708           1.039379              0.0000
01/01/2017 to 12/31/2017          1.039379           1.146637              0.0000
01/01/2018 to 12/31/2018          1.146637           1.037964              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.733536          12.413779         94,678.8100
01/01/2010 to 12/31/2010         12.413779          13.105833         90,073.0620
01/01/2011 to 12/31/2011         13.105833          14.271210         89,220.5871
01/01/2012 to 12/31/2012         14.271210          15.256784         92,973.0769
01/01/2013 to 12/31/2013         15.256784          13.560777         87,162.8921
01/01/2014 to 12/31/2014         13.560777          13.669977         73,547.9903
01/01/2015 to 12/31/2015         13.669977          12.976045         73,662.8069
01/01/2016 to 12/31/2016         12.976045          13.346343         71,560.1728
01/01/2017 to 12/31/2017         13.346343          13.529712         73,842.7035
01/01/2018 to 12/31/2018         13.529712          12.934378         64,726.0167
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.543460          14.504569        129,723.6600
01/01/2010 to 12/31/2010         14.504569          15.371376        134,837.2915
01/01/2011 to 12/31/2011         15.371376          15.537655        113,620.0093
01/01/2012 to 12/31/2012         15.537655          16.631888        127,852.4161
01/01/2013 to 12/31/2013         16.631888          15.982289         93,686.7504
01/01/2014 to 12/31/2014         15.982289          16.314355         83,734.8458
01/01/2015 to 12/31/2015         16.314355          15.984109         78,472.2621
01/01/2016 to 12/31/2016         15.984109          16.068459         71,556.9249
01/01/2017 to 12/31/2017         16.068459          16.451847         72,401.3999
01/01/2018 to 12/31/2018         16.451847          16.079161         70,633.3395
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214283          10.704310              0.0000
01/01/2014 to 12/31/2014         10.704310          11.393303            911.6629
01/01/2015 to 12/31/2015         11.393303          11.022422          2,136.9590
01/01/2016 to 12/31/2016         11.022422          11.291831              0.0000
01/01/2017 to 12/31/2017         11.291831          12.885680         14,226.7386
01/01/2018 to 04/30/2018         12.885680          12.297978              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.063387              0.0000
01/01/2013 to 12/31/2013          1.063387           1.147148         48,830.6029
01/01/2014 to 12/31/2014          1.147148           1.210849              0.0000
01/01/2015 to 12/31/2015          1.210849           1.175850              0.0000
01/01/2016 to 12/31/2016          1.175850           1.217116              0.0000
01/01/2017 to 12/31/2017          1.217116           1.362966              0.0000
01/01/2018 to 12/31/2018          1.362966           1.209331         57,594.7580
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.391697          10.267504              0.0000
01/01/2010 to 12/31/2010         10.267504          11.290419          5,136.1553
01/01/2011 to 12/31/2011         11.290419          11.179172          9,830.5946
01/01/2012 to 12/31/2012         11.179172          12.357921         14,106.6935
01/01/2013 to 12/31/2013         12.357921          13.672826          8,628.9566
01/01/2014 to 12/31/2014         13.672826          14.173906          4,102.5825
01/01/2015 to 12/31/2015         14.173906          13.613658          2,210.2410
01/01/2016 to 12/31/2016         13.613658          14.108889          6,795.9097
01/01/2017 to 12/31/2017         14.108889          16.015781          2,880.1115
01/01/2018 to 12/31/2018         16.015781          14.666084          2,709.7111
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.693486           9.730686              0.0000
01/01/2010 to 12/31/2010          9.730686          10.882702              0.0000
01/01/2011 to 12/31/2011         10.882702          10.435307          2,458.4835
01/01/2012 to 12/31/2012         10.435307          11.759200          2,149.0024
01/01/2013 to 12/31/2013         11.759200          13.602685          7,111.1909
01/01/2014 to 12/31/2014         13.602685          14.043501          6,928.2292
01/01/2015 to 12/31/2015         14.043501          13.440543          6,752.2697
01/01/2016 to 12/31/2016         13.440543          14.073724          1,618.2208
01/01/2017 to 12/31/2017         14.073724          16.496638         10,627.1245
01/01/2018 to 12/31/2018         16.496638          14.746471          9,984.0487
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.593831          40.125478         54,488.0400
01/01/2010 to 12/31/2010         40.125478          46.002212         49,551.4821
01/01/2011 to 12/31/2011         46.002212          43.263096         45,636.8189
01/01/2012 to 12/31/2012         43.263096          50.000256         41,882.8627
01/01/2013 to 12/31/2013         50.000256          65.531408         39,340.2955
01/01/2014 to 12/31/2014         65.531408          72.728080         38,887.9346
01/01/2015 to 12/31/2015         72.728080          68.697126         36,209.8347
01/01/2016 to 12/31/2016         68.697126          78.034035         33,982.4476
01/01/2017 to 12/31/2017         78.034035          89.413198         31,763.7850
01/01/2018 to 12/31/2018         89.413198          79.566627         28,976.2279
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.516147           7.861642         90,335.8900
01/01/2010 to 12/31/2010          7.861642           9.834477         89,369.2072
01/01/2011 to 12/31/2011          9.834477           9.476551         73,616.8071
01/01/2012 to 12/31/2012          9.476551          10.553502         69,113.0790
01/01/2013 to 12/31/2013         10.553502          14.121510         68,355.5374
01/01/2014 to 12/31/2014         14.121510          15.602339         57,413.7649
01/01/2015 to 12/31/2015         15.602339          16.305845         33,494.4163
01/01/2016 to 12/31/2016         16.305845          16.967941         31,272.2736
01/01/2017 to 12/31/2017         16.967941          20.738182         30,645.7247
01/01/2018 to 12/31/2018         20.738182          19.869823         27,026.2507
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.410831          19.104291          3,791.0900
01/01/2010 to 12/31/2010         19.104291          23.494954          3,765.7542
01/01/2011 to 12/31/2011         23.494954          22.167824            721.4174
01/01/2012 to 12/31/2012         22.167824          24.907361            473.4893
01/01/2013 to 12/31/2013         24.907361          31.797227          1,504.4013
01/01/2014 to 12/31/2014         31.797227          34.156089          2,044.7311
01/01/2015 to 12/31/2015         34.156089          30.457449          1,396.8364
01/01/2016 to 12/31/2016         30.457449          34.465786          1,292.8201
01/01/2017 to 12/31/2017         34.465786          36.967959          1,334.3376
01/01/2018 to 12/31/2018         36.967959          32.538900          1,302.1222
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.421654          12.212179         40,584.5200
01/01/2010 to 12/31/2010         12.212179          14.863866         41,112.5701
01/01/2011 to 12/31/2011         14.863866          13.646317         36,358.8634
01/01/2012 to 12/31/2012         13.646317          15.790043         29,352.9525
01/01/2013 to 12/31/2013         15.790043          20.520707         27,717.4490
01/01/2014 to 12/31/2014         20.520707          22.763908         24,056.7182
01/01/2015 to 12/31/2015         22.763908          20.268233          9,319.7525
01/01/2016 to 12/31/2016         20.268233          22.474796          8,837.7130
01/01/2017 to 12/31/2017         22.474796          24.396025         10,918.2306
01/01/2018 to 12/31/2018         24.396025          20.721813         11,440.6016
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.862078           9.682738         20,423.8215
01/01/2014 to 12/31/2014          9.682738           9.169078          9,913.9789
01/01/2015 to 12/31/2015          9.169078           8.788056          9,151.6068
01/01/2016 to 12/31/2016          8.788056           9.044603          9,077.1752
01/01/2017 to 12/31/2017          9.044603          11.953464          8,512.5298
01/01/2018 to 12/31/2018         11.953464           9.696418          8,660.2568
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.027848           8.418799         30,291.0400
01/01/2010 to 12/31/2010          8.418799           8.816613         31,556.8252
01/01/2011 to 12/31/2011          8.816613           7.404028         21,489.9626
01/01/2012 to 12/31/2012          7.404028           8.518139         20,828.9914
01/01/2013 to 04/26/2013          8.518139           8.816266              0.0000
--------------------------        --------           --------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.316782          10.133027        153,467.3600
01/01/2010 to 12/31/2010         10.133027           9.927405        131,455.2273
01/01/2011 to 12/31/2011          9.927405           9.726501        149,537.6509
01/01/2012 to 12/31/2012          9.726501           9.528058        167,152.5694
01/01/2013 to 12/31/2013          9.528058           9.334712        141,028.2027
01/01/2014 to 12/31/2014          9.334712           9.145289        140,127.1267
01/01/2015 to 12/31/2015          9.145289           8.959710         33,976.3524
01/01/2016 to 12/31/2016          8.959710           8.787742         34,511.1681
01/01/2017 to 12/31/2017          8.787742           8.664545          4,474.8900
01/01/2018 to 12/31/2018          8.664545           8.619243          5,061.2211
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.215746          13.418405              0.0000
01/01/2015 to 12/31/2015         13.418405          13.069136              0.0000
01/01/2016 to 12/31/2016         13.069136          13.383984              0.0000
01/01/2017 to 12/31/2017         13.383984          14.022205              0.0000
01/01/2018 to 12/31/2018         14.022205          13.377452              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.875851          10.687800        126,693.2100
01/01/2010 to 12/31/2010         10.687800          11.612607        164,211.9385
01/01/2011 to 12/31/2011         11.612607          11.579475        168,431.8044
01/01/2012 to 12/31/2012         11.579475          12.581054        134,583.4394
01/01/2013 to 12/31/2013         12.581054          13.444904        114,930.1750
01/01/2014 to 04/25/2014         13.444904          13.527784              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.582542          10.601867        334,188.6900
01/01/2010 to 12/31/2010         10.601867          11.674761        274,492.8546
01/01/2011 to 12/31/2011         11.674761          11.425001        232,310.0657
01/01/2012 to 12/31/2012         11.425001          12.579176        169,775.1596
01/01/2013 to 12/31/2013         12.579176          14.077129        160,537.9014
01/01/2014 to 04/25/2014         14.077129          14.110529              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.525504          13.842960        294,006.2337
01/01/2015 to 12/31/2015         13.842960          13.416478        257,436.7449
01/01/2016 to 12/31/2016         13.416478          13.944446        253,179.9920
01/01/2017 to 12/31/2017         13.944446          15.116270        228,451.7695
01/01/2018 to 12/31/2018         15.116270          14.156141        163,050.4948
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.191826          10.299750          735,086.8400
01/01/2010 to 12/31/2010         10.299750          11.461754          650,912.6262
01/01/2011 to 12/31/2011         11.461754          11.038436          559,918.7344
01/01/2012 to 12/31/2012         11.038436          12.319752          507,824.9307
01/01/2013 to 12/31/2013         12.319752          14.413633          463,858.8513
01/01/2014 to 04/25/2014         14.413633          14.404350                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.401923          14.851641          454,295.6334
01/01/2015 to 12/31/2015         14.851641          14.365781          390,814.0868
01/01/2016 to 12/31/2016         14.365781          15.074311          370,538.6552
01/01/2017 to 12/31/2017         15.074311          16.945039          336,363.5903
01/01/2018 to 12/31/2018         16.945039          15.582616          313,089.0954
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.871060          10.032325        1,611,443.6900
01/01/2010 to 12/31/2010         10.032325          11.351340        1,438,617.7224
01/01/2011 to 12/31/2011         11.351340          10.690669        1,082,626.8718
01/01/2012 to 12/31/2012         10.690669          12.118979          965,481.3865
01/01/2013 to 12/31/2013         12.118979          14.950002          925,600.6476
01/01/2014 to 04/25/2014         14.950002          14.859116                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.002190           8.818786           22,022.9000
01/01/2010 to 12/31/2010          8.818786           9.507876            8,332.9815
01/01/2011 to 12/31/2011          9.507876           9.151333            8,249.5330
01/01/2012 to 12/31/2012          9.151333          10.410179            8,025.6572
01/01/2013 to 04/26/2013         10.410179          11.183989                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.846104          15.398025          812,776.3816
01/01/2015 to 12/31/2015         15.398025          14.829665          666,130.0681
01/01/2016 to 12/31/2016         14.829665          15.711517          591,388.6176
01/01/2017 to 12/31/2017         15.711517          18.343304          563,215.2351
01/01/2018 to 12/31/2018         18.343304          16.511295          527,412.9161
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.369136          11.577259           98,151.4700
01/01/2010 to 12/31/2010         11.577259          13.016635           92,654.0972
01/01/2011 to 12/31/2011         13.016635          13.580776           84,421.7788
01/01/2012 to 12/31/2012         13.580776          14.844569           76,307.4571
01/01/2013 to 12/31/2013         14.844569          19.853177           70,871.4179
01/01/2014 to 12/31/2014         19.853177          19.775866           58,721.8819
01/01/2015 to 12/31/2015         19.775866          17.501970           47,803.8541
01/01/2016 to 12/31/2016         17.501970          21.030992           44,630.8108
01/01/2017 to 12/31/2017         21.030992          23.189276           41,412.6341
01/01/2018 to 12/31/2018         23.189276          19.668063           37,505.6970
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.124727       14.156467             4,373.2600
01/01/2010 to 12/31/2010         14.156467       17.002492             4,657.5689
01/01/2011 to 12/31/2011         17.002492       13.950654               637.5415
01/01/2012 to 12/31/2012         13.950654       16.113009               491.5705
01/01/2013 to 12/31/2013         16.113009       20.143494               876.0211
01/01/2014 to 12/31/2014         20.143494       18.413529               391.0956
01/01/2015 to 12/31/2015         18.413529       19.078092               342.7346
01/01/2016 to 12/31/2016         19.078092       19.780008               311.5452
01/01/2017 to 12/31/2017         19.780008       25.280464               279.7896
01/01/2018 to 12/31/2018         25.280464       19.672233               282.9721
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.022340       21.305476               419.1866
01/01/2017 to 12/31/2017         21.305476       24.800783               401.4031
01/01/2018 to 12/31/2018         24.800783       24.208957               351.1354
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.133060       14.811077             9,355.8400
01/01/2010 to 12/31/2010         14.811077       16.822447                 0.0000
01/01/2011 to 12/31/2011         16.822447       15.678760                 0.0000
01/01/2012 to 12/31/2012         15.678760       16.952845                 0.0000
01/01/2013 to 12/31/2013         16.952845       22.042344               533.1402
01/01/2014 to 12/31/2014         22.042344       23.955768               462.0722
01/01/2015 to 12/31/2015         23.955768       23.410826               400.8691
01/01/2016 to 04/29/2016         23.410826       23.506721                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.531306       11.018414           193,040.5300
01/01/2010 to 12/31/2010         11.018414       12.070584           180,022.2170
01/01/2011 to 12/31/2011         12.070584       11.331899           162,869.5620
01/01/2012 to 12/31/2012         11.331899       12.510773           149,847.2390
01/01/2013 to 12/31/2013         12.510773       16.366597           139,638.2633
01/01/2014 to 12/31/2014         16.366597       17.709551           119,454.8128
01/01/2015 to 12/31/2015         17.709551       17.743453           107,780.3040
01/01/2016 to 12/31/2016         17.743453       18.626741           100,214.1940
01/01/2017 to 12/31/2017         18.626741       21.702745            92,124.3595
01/01/2018 to 12/31/2018         21.702745       21.206909            77,955.6181
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.167357       16.815150            13,215.8611
01/01/2014 to 12/31/2014         16.815150       18.265634            12,153.7340
01/01/2015 to 12/31/2015         18.265634       18.361003            11,470.1376
01/01/2016 to 12/31/2016         18.361003       18.916222            11,218.4193
01/01/2017 to 12/31/2017         18.916222       23.154930            10,196.2884
01/01/2018 to 12/31/2018         23.154930       21.343857             9,992.3871
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.729185       11.143877            16,807.7200
01/01/2010 to 12/31/2010         11.143877       13.883593            15,048.1438
01/01/2011 to 12/31/2011         13.883593       12.586925            12,514.6318
01/01/2012 to 12/31/2012         12.586925       13.072406            13,084.0768
01/01/2013 to 04/26/2013         13.072406       14.076604                 0.0000
--------------------------       ---------       ---------           ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.805540          10.672653         74,894.7500
01/01/2010 to 12/31/2010         10.672653          11.639200         70,732.8889
01/01/2011 to 12/31/2011         11.639200          11.428787         61,764.9984
01/01/2012 to 12/31/2012         11.428787          12.937464        138,105.9396
01/01/2013 to 12/31/2013         12.937464          17.330845        130,818.0212
01/01/2014 to 12/31/2014         17.330845          18.463725        108,306.2129
01/01/2015 to 12/31/2015         18.463725          19.995587         98,678.7116
01/01/2016 to 12/31/2016         19.995587          19.564423         97,632.7353
01/01/2017 to 12/31/2017         19.564423          26.258957         84,107.3794
01/01/2018 to 12/31/2018         26.258957          25.752389         74,920.5354
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.685456           6.865193          1,491.5300
01/01/2010 to 12/31/2010          6.865193           7.760721          1,409.4862
01/01/2011 to 12/31/2011          7.760721           7.311594          2,012.2830
01/01/2012 to 12/31/2012          7.311594           8.070182          1,877.7076
01/01/2013 to 04/26/2013          8.070182           8.654844              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.229254           7.362110        173,861.3000
01/01/2010 to 12/31/2010          7.362110           7.890564        144,029.2229
01/01/2011 to 12/31/2011          7.890564           7.624047        132,910.6729
01/01/2012 to 04/27/2012          7.624047           8.558898              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.466823          13.879731            361.1000
01/01/2010 to 12/31/2010         13.879731          14.366508            358.2175
01/01/2011 to 12/31/2011         14.366508          15.082240            355.3819
01/01/2012 to 12/31/2012         15.082240          15.303989          2,555.1578
01/01/2013 to 12/31/2013         15.303989          14.608044          2,552.3423
01/01/2014 to 12/31/2014         14.608044          15.093023          5,816.1238
01/01/2015 to 12/31/2015         15.093023          14.778424          6,276.0207
01/01/2016 to 12/31/2016         14.778424          14.780645          6,581.7285
01/01/2017 to 12/31/2017         14.780645          14.906947          7,700.8074
01/01/2018 to 12/31/2018         14.906947          14.531102          7,613.2797
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.461985          12.984932              0.0000
01/01/2010 to 12/31/2010         12.984932          16.018888          5,008.2055
01/01/2011 to 12/31/2011         16.018888          15.342992         42,681.9727
01/01/2012 to 12/31/2012         15.342992          17.625280         42,239.1851
01/01/2013 to 12/31/2013         17.625280          22.923486         41,870.4865
01/01/2014 to 12/31/2014         22.923486          24.527257         49,042.7624
01/01/2015 to 12/31/2015         24.527257          23.386147         48,877.9547
01/01/2016 to 12/31/2016         23.386147          27.512981         48,637.2162
01/01/2017 to 12/31/2017         27.512981          31.162317         44,218.3690
01/01/2018 to 12/31/2018         31.162317          26.996057         43,712.2387
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.619725          11.060285              0.0000
01/01/2010 to 12/31/2010         11.060285          11.677349              0.0000
01/01/2011 to 12/31/2011         11.677349           9.993177              0.0000
01/01/2012 to 12/31/2012          9.993177          11.545600              0.0000
01/01/2013 to 12/31/2013         11.545600          13.736210              0.0000
01/01/2014 to 12/31/2014         13.736210          12.605501            629.6948
01/01/2015 to 12/31/2015         12.605501          12.187793              0.0000
01/01/2016 to 12/31/2016         12.187793          12.056147              0.0000
01/01/2017 to 12/31/2017         12.056147          14.711470              0.0000
01/01/2018 to 12/31/2018         14.711470          12.375869              0.0000
--------------------------       ---------          ---------            --------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.685008          13.095345              0.0000
01/01/2010 to 12/31/2010         13.095345          16.235634          2,612.0786
01/01/2011 to 12/31/2011         16.235634          15.218378          2,376.9875
01/01/2012 to 12/31/2012         15.218378          17.285185          2,150.2579
01/01/2013 to 12/31/2013         17.285185          23.390278          1,963.6697
01/01/2014 to 12/31/2014         23.390278          23.999550          1,801.6046
01/01/2015 to 12/31/2015         23.999550          22.445870          1,650.9707
01/01/2016 to 12/31/2016         22.445870          26.592101          1,496.9303
01/01/2017 to 12/31/2017         26.592101          29.779475          1,493.9416
01/01/2018 to 12/31/2018         29.779475          25.902652          1,430.4997
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.119100          10.016166         39,668.6500
01/01/2010 to 12/31/2010         10.016166          11.235003         26,841.0907
01/01/2011 to 12/31/2011         11.235003          11.187497        205,602.4941
01/01/2012 to 12/31/2012         11.187497          12.650241        201,415.8228
01/01/2013 to 12/31/2013         12.650241          16.322270        199,527.3140
01/01/2014 to 12/31/2014         16.322270          18.085723        210,634.2026
01/01/2015 to 12/31/2015         18.085723          17.880559        204,583.3937
01/01/2016 to 12/31/2016         17.880559          19.511752        204,046.1046
01/01/2017 to 12/31/2017         19.511752          23.175944        164,802.3766
01/01/2018 to 12/31/2018         23.175944          21.606195        164,351.7809
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.165536          19.969276          2,844.6483
01/01/2014 to 12/31/2014         19.969276          21.630437          2,670.5927
01/01/2015 to 12/31/2015         21.630437          21.114267          2,538.1144
01/01/2016 to 12/31/2016         21.114267          23.601650          2,643.2773
01/01/2017 to 12/31/2017         23.601650          27.189890          7,995.6149
01/01/2018 to 12/31/2018         27.189890          23.907192          8,121.9036
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.570607           8.039157              0.0000
01/01/2010 to 12/31/2010          8.039157           8.744321          3,470.1122
01/01/2011 to 12/31/2011          8.744321           8.520387          5,412.5983
01/01/2012 to 12/31/2012          8.520387           9.508166          5,178.5875
01/01/2013 to 04/26/2013          9.508166          10.393854              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.466541          22.959878         16,383.7796
01/01/2014 to 12/31/2014         22.959878          22.426351         11,453.2944
01/01/2015 to 12/31/2015         22.426351          22.054764          9,679.9167
01/01/2016 to 12/31/2016         22.054764          25.581810          9,268.6198
01/01/2017 to 12/31/2017         25.581810          28.946181          8,633.0176
01/01/2018 to 12/31/2018         28.946181          26.374621          8,302.4380
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.103133          12.196978         25,078.5500
01/01/2010 to 12/31/2010         12.196978          14.681252         22,937.3621
01/01/2011 to 12/31/2011         14.681252          13.624996         21,745.8061
01/01/2012 to 12/31/2012         13.624996          14.052564         21,336.3432
01/01/2013 to 04/26/2013         14.052564          15.205400              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.604668           8.303149         35,853.2369
01/01/2014 to 12/31/2014          8.303149           8.852627         36,938.4793
01/01/2015 to 12/31/2015          8.852627           9.584759         32,700.3685
01/01/2016 to 12/31/2016          9.584759           9.534112         33,381.7789
01/01/2017 to 12/31/2017          9.534112          12.468386         42,531.4709
01/01/2018 to 12/31/2018         12.468386          12.072987         41,823.1122
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.333058           5.191245         47,426.2200
01/01/2010 to 12/31/2010          5.191245           6.494325         52,280.6177
01/01/2011 to 12/31/2011          6.494325           5.733182         43,904.8446
01/01/2012 to 12/31/2012          5.733182           6.296846         36,377.6302
01/01/2013 to 04/26/2013          6.296846           6.571153              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.588987          14.675024              0.0000
01/01/2010 to 12/31/2010         14.675024          18.550463              0.0000
01/01/2011 to 12/31/2011         18.550463          15.144079              0.0000
01/01/2012 to 12/31/2012         15.144079          15.217644              0.0000
01/01/2013 to 12/31/2013         15.217644          16.512274              0.0000
01/01/2014 to 12/31/2014         16.512274          13.131841              0.0000
01/01/2015 to 12/31/2015         13.131841           8.650679              0.0000
01/01/2016 to 12/31/2016          8.650679          12.182251              0.0000
01/01/2017 to 12/31/2017         12.182251          11.847313              0.0000
01/01/2018 to 12/31/2018         11.847313           8.256914              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.077592          26.931875         34,745.2006
01/01/2017 to 12/31/2017         26.931875          28.480061         34,039.1844
01/01/2018 to 12/31/2018         28.480061          26.776296         33,888.5501
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.832868          19.875873         65,864.6100
01/01/2010 to 12/31/2010         19.875873          21.997497         60,180.4709
01/01/2011 to 12/31/2011         21.997497          22.513197         52,811.8570
01/01/2012 to 12/31/2012         22.513197          24.909463         47,982.7627
01/01/2013 to 12/31/2013         24.909463          26.351252         45,801.0658
01/01/2014 to 12/31/2014         26.351252          27.063253         41,199.4566
01/01/2015 to 12/31/2015         27.063253          25.937525         38,523.0157
01/01/2016 to 04/29/2016         25.937525          26.668811              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.610069          27.505868          3,712.8816
01/01/2017 to 12/31/2017         27.505868          29.101282          3,566.5813
01/01/2018 to 12/31/2018         29.101282          27.391269          3,416.2626
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.680923          12.216698             4,363.6754
01/01/2011 to 12/31/2011      12.216698          12.383266             5,161.6601
01/01/2012 to 12/31/2012      12.383266          13.520302             8,108.1327
01/01/2013 to 12/31/2013      13.520302          13.432837            10,571.3250
01/01/2014 to 12/31/2014      13.432837          13.744940            14,372.4481
01/01/2015 to 12/31/2015      13.744940          13.269775             7,891.2872
01/01/2016 to 04/29/2016      13.269775          13.569805                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.843345          15.135540            29,877.1700
01/01/2010 to 12/31/2010      15.135540          15.642904            29,619.5781
01/01/2011 to 12/31/2011      15.642904          16.133378            28,131.1961
01/01/2012 to 12/31/2012      16.133378          16.285965            27,564.0001
01/01/2013 to 12/31/2013      16.285965          15.811050            26,592.4387
01/01/2014 to 12/31/2014      15.811050          15.885240            26,007.6695
01/01/2015 to 12/31/2015      15.885240          15.610682            25,952.1698
01/01/2016 to 12/31/2016      15.610682          15.450115            25,363.7620
01/01/2017 to 12/31/2017      15.450115          15.391157                 0.0000
01/01/2018 to 12/31/2018      15.391157          15.182328                 0.0000

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account C (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
  BHFTII Brighthouse Asset                                             (commencement of operations)
  Allocation 20 Sub-Account                                            through December 31, 2014
  BHFTII Brighthouse Asset
  Allocation 40 Sub-Account
  BHFTII Brighthouse Asset
  Allocation 60 Sub-Account
  BHFTII Brighthouse Asset
  Allocation 80 Sub-Account

-------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2000.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                     AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)       GLOBAL SMALL         AMERICAN FUNDS(R)      BHFTI AB GLOBAL
                                                 GLOBAL GROWTH        CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $         96,855,482   $        23,204,124   $       122,244,243   $         24,867,440
   Due from Brighthouse Insurance
     Company...............................                     4                     3                    33                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Assets........................            96,855,486            23,204,127           122,244,276             24,867,440
                                             --------------------   -------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees............................                    21                    50                    26                     37
   Due to Brighthouse Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Liabilities...................                    21                    50                    26                     37
                                             --------------------   -------------------   -------------------   --------------------

NET ASSETS.................................  $         96,855,465   $        23,204,077   $       122,244,250   $         24,867,403
                                             ====================   ===================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         96,855,465   $        23,204,077   $       122,042,421   $         24,867,403
   Net assets from contracts in payout.....                    --                    --               201,829                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Net Assets....................  $         96,855,465   $        23,204,077   $       122,244,250   $         24,867,403
                                             ====================   ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            BHFTI AMERICAN        BHFTI AMERICAN                             BHFTI AMERICAN
                                           FUNDS(R) BALANCED      FUNDS(R) GROWTH       BHFTI AMERICAN      FUNDS(R) MODERATE
                                              ALLOCATION            ALLOCATION          FUNDS(R) GROWTH        ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       212,430,679  $        236,340,561  $        29,243,437  $         98,790,390
   Due from Brighthouse Insurance
     Company............................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          212,430,679           236,340,561           29,243,437            98,790,390
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   31                    26                   53                    11
   Due to Brighthouse Insurance
     Company............................                    1                     1                    1                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   32                    27                   54                    13
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       212,430,647  $        236,340,534  $        29,243,383  $         98,790,377
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       212,351,693  $        236,340,534  $        29,243,383  $         98,790,377
   Net assets from contracts in payout..               78,954                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       212,430,647  $        236,340,534  $        29,243,383  $         98,790,377
                                          ===================  ====================  ===================  ====================

                                                                  BHFTI BLACKROCK
                                           BHFTI AQR GLOBAL       GLOBAL TACTICAL       BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                             RISK BALANCED          STRATEGIES            HIGH YIELD      ASSET ALLOCATION 100
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         7,193,453  $         49,195,239  $        13,018,456  $        130,295,007
   Due from Brighthouse Insurance
     Company............................                   --                    --                   --                     3
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................            7,193,453            49,195,239           13,018,456           130,295,010
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   43                    48                   73                    29
   Due to Brighthouse Insurance
     Company............................                    3                    --                    4                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   46                    48                   77                    29
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         7,193,407  $         49,195,191  $        13,018,379  $        130,294,981
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,189,204  $         49,195,191  $        13,018,379  $        130,280,570
   Net assets from contracts in payout..                4,203                    --                   --                14,411
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $         7,193,407  $         49,195,191  $        13,018,379  $        130,294,981
                                          ===================  ====================  ===================  ====================


                                            BHFTI BRIGHTHOUSE   BHFTI BRIGHTHOUSE
                                              BALANCED PLUS      SMALL CAP VALUE
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       116,512,149  $        40,807,631
   Due from Brighthouse Insurance
     Company............................                   --                   11
                                          -------------------  -------------------
        Total Assets....................          116,512,149           40,807,642
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   45                   91
   Due to Brighthouse Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   45                   91
                                          -------------------  -------------------

NET ASSETS..............................  $       116,512,104  $        40,807,551
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       116,443,509  $        40,771,163
   Net assets from contracts in payout..               68,595               36,388
                                          -------------------  -------------------
        Total Net Assets................  $       116,512,104  $        40,807,551
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                     BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/       FRANKLIN         BHFTI BRIGHTHOUSE/
                                            ABERDEEN EMERGING        EATON VANCE        LOW DURATION            TEMPLETON
                                             MARKETS EQUITY         FLOATING RATE       TOTAL RETURN       INTERNATIONAL BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         37,677,344  $         3,116,845  $        29,105,514  $          4,378,586
   Due from Brighthouse Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            37,677,344            3,116,845           29,105,514             4,378,586
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    90                   36                   48                    19
   Due to Brighthouse Insurance
     Company............................                     8                    1                    4                     2
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    98                   37                   52                    21
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         37,677,246  $         3,116,808  $        29,105,462  $          4,378,565
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         37,523,441  $         3,116,808  $        29,099,692  $          4,378,565
   Net assets from contracts in payout..               153,805                   --                5,770                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         37,677,246  $         3,116,808  $        29,105,462  $          4,378,565
                                          ====================  ===================  ===================  ====================

                                          BHFTI BRIGHTHOUSE/                                                  BHFTI FIDELITY
                                              WELLINGTON                                                    INSTITUTIONAL ASSET
                                               LARGE CAP           BHFTI CLARION       BHFTI CLEARBRIDGE       MANAGEMENT(R)
                                               RESEARCH         GLOBAL REAL ESTATE     AGGRESSIVE GROWTH     GOVERNMENT INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         7,274,580  $         26,223,615  $         71,866,656  $          5,938,153
   Due from Brighthouse Insurance
     Company............................                    1                    --                     9                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................            7,274,581            26,223,615            71,866,665             5,938,153
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                    73                    74                    66
   Due to Brighthouse Insurance
     Company............................                   --                     2                    --                     7
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   45                    75                    74                    73
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         7,274,536  $         26,223,540  $         71,866,591  $          5,938,080
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,264,170  $         26,156,451  $         71,696,839  $          5,938,080
   Net assets from contracts in payout..               10,366                67,089               169,752                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         7,274,536  $         26,223,540  $         71,866,591  $          5,938,080
                                          ===================  ====================  ====================  ====================


                                             BHFTI HARRIS          BHFTI INVESCO
                                                OAKMARK            BALANCED-RISK
                                             INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        42,848,750  $         12,151,915
   Due from Brighthouse Insurance
     Company............................                    3                    --
                                          -------------------  --------------------
        Total Assets....................           42,848,753            12,151,915
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   66                    40
   Due to Brighthouse Insurance
     Company............................                   --                     2
                                          -------------------  --------------------
        Total Liabilities...............                   66                    42
                                          -------------------  --------------------

NET ASSETS..............................  $        42,848,687  $         12,151,873
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,812,161  $         12,151,873
   Net assets from contracts in payout..               36,526                    --
                                          -------------------  --------------------
        Total Net Assets................  $        42,848,687  $         12,151,873
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                   BHFTI
                                               BHFTI INVESCO        BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL
                                                 COMSTOCK         SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        92,001,983  $        40,865,491  $        12,812,276  $        14,727,509
   Due from Brighthouse Insurance
     Company..............................                   12                    4                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           92,001,995           40,865,495           12,812,276           14,727,509
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  101                   64                   53                   61
   Due to Brighthouse Insurance
     Company..............................                   --                   --                   20                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  101                   64                   73                   63
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        92,001,894  $        40,865,431  $        12,812,203  $        14,727,446
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        91,335,800  $        40,794,069  $        12,812,203  $        14,727,446
   Net assets from contracts in payout....              666,094               71,362                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        92,001,894  $        40,865,431  $        12,812,203  $        14,727,446
                                            ===================  ===================  ===================  ===================

                                                                                           BHFTI METLIFE        BHFTI MFS(R)
                                              BHFTI JPMORGAN      BHFTI LOOMIS SAYLES       MULTI-INDEX           RESEARCH
                                              SMALL CAP VALUE       GLOBAL MARKETS         TARGETED RISK        INTERNATIONAL
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         7,275,089  $        11,535,429   $         9,817,898  $        87,005,542
   Due from Brighthouse Insurance
     Company..............................                    7                    1                    --                    1
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................            7,275,096           11,535,430             9,817,898           87,005,543
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   64                   33                    25                  107
   Due to Brighthouse Insurance
     Company..............................                   --                   --                     2                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   64                   33                    27                  107
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $         7,275,032  $        11,535,397   $         9,817,871  $        87,005,436
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,267,477  $        11,535,397   $         9,817,871  $        86,666,485
   Net assets from contracts in payout....                7,555                   --                    --              338,951
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $         7,275,032  $        11,535,397   $         9,817,871  $        87,005,436
                                            ===================  ====================  ===================  ===================

                                                    BHFTI
                                               MORGAN STANLEY     BHFTI OPPENHEIMER
                                               MID CAP GROWTH       GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        55,045,333  $        38,203,347
   Due from Brighthouse Insurance
     Company..............................                    5                    7
                                            -------------------  -------------------
       Total Assets.......................           55,045,338           38,203,354
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   55                   90
   Due to Brighthouse Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   55                   90
                                            -------------------  -------------------

NET ASSETS................................  $        55,045,283  $        38,203,264
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        54,821,802  $        38,082,761
   Net assets from contracts in payout....              223,481              120,503
                                            -------------------  -------------------
       Total Net Assets...................  $        55,045,283  $        38,203,264
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI                BHFTI
                                              PANAGORA GLOBAL      PIMCO INFLATION        BHFTI PIMCO        BHFTI SCHRODERS
                                             DIVERSIFIED RISK      PROTECTED BOND        TOTAL RETURN      GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           571,684  $        71,198,608  $       345,107,047  $         9,950,505
   Due from Brighthouse Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................              571,684           71,198,608          345,107,047            9,950,505
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   47                   76                   66                   59
   Due to Brighthouse Insurance
     Company..............................                    3                    7                   10                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   50                   83                   76                   59
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $           571,634  $        71,198,525  $       345,106,971  $         9,950,446
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           571,634  $        71,163,408  $       344,278,241  $         9,950,446
   Net assets from contracts in payout....                   --               35,117              828,730                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $           571,634  $        71,198,525  $       345,106,971  $         9,950,446
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                 SSGA GROWTH             BHFTI         BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE
                                               AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       115,618,544  $        38,512,857  $       440,696,310   $        68,259,876
   Due from Brighthouse Insurance
     Company..............................                   --                   --                   41                     2
                                            -------------------  -------------------  --------------------  --------------------
       Total Assets.......................          115,618,544           38,512,857          440,696,351            68,259,878
                                            -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   32                   55                   83                    54
   Due to Brighthouse Insurance
     Company..............................                   --                   --                   --                    --
                                            -------------------  -------------------  --------------------  --------------------
       Total Liabilities..................                   32                   55                   83                    54
                                            -------------------  -------------------  --------------------  --------------------

NET ASSETS................................  $       115,618,512  $        38,512,802  $       440,696,268   $        68,259,824
                                            ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       115,610,837  $        38,505,368  $       435,095,055   $        68,196,828
   Net assets from contracts in payout....                7,675                7,434            5,601,213                62,996
                                            -------------------  -------------------  --------------------  --------------------
       Total Net Assets...................  $       115,618,512  $        38,512,802  $       440,696,268   $        68,259,824
                                            ===================  ===================  ====================  ====================

                                                BHFTI VICTORY         BHFTI WELLS
                                                  SYCAMORE        CAPITAL MANAGEMENT
                                                MID CAP VALUE        MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       129,345,164  $        11,966,430
   Due from Brighthouse Insurance
     Company..............................                   14                    4
                                            -------------------  -------------------
       Total Assets.......................          129,345,178           11,966,434
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                   71
   Due to Brighthouse Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   81                   71
                                            -------------------  -------------------

NET ASSETS................................  $       129,345,097  $        11,966,363
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       128,301,301  $        11,951,414
   Net assets from contracts in payout....            1,043,796               14,949
                                            -------------------  -------------------
       Total Net Assets...................  $       129,345,097  $        11,966,363
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                BHFTII                                                      BHFTII BLACKROCK
                                            BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                          INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        13,116,642  $        88,430,596  $        11,432,297   $        51,886,943
   Due from Brighthouse Insurance
     Company............................                    2                   33                   10                    73
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           13,116,644           88,430,629           11,432,307            51,887,016
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   65                   47                   76                    60
   Due to Brighthouse Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   65                   47                   76                    60
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        13,116,579  $        88,430,582  $        11,432,231   $        51,886,956
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,109,916  $        88,278,436  $        11,427,266   $        51,442,106
   Net assets from contracts in payout..                6,663              152,146                4,965               444,850
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        13,116,579  $        88,430,582  $        11,432,231   $        51,886,956
                                          ===================  ===================  ====================  ===================



                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         20,617,290  $        859,734,065  $      2,023,222,785  $      1,328,960,492
   Due from Brighthouse Insurance
     Company............................                    --                     1                     1                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            20,617,290           859,734,066         2,023,222,786         1,328,960,495
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                    45                    27                    17
   Due to Brighthouse Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    31                    45                    27                    17
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         20,617,259  $        859,734,021  $      2,023,222,759  $      1,328,960,478
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         20,535,917  $        858,358,177  $      2,020,350,796  $      1,328,277,803
   Net assets from contracts in payout..                81,342             1,375,844             2,871,963               682,675
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         20,617,259  $        859,734,021  $      2,023,222,759  $      1,328,960,478
                                          ====================  ====================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                                 ARTISAN            INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         26,368,025  $          4,045,678
   Due from Brighthouse Insurance
     Company............................                   157                     2
                                          --------------------  --------------------
        Total Assets....................            26,368,182             4,045,680
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    62                   108
   Due to Brighthouse Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    62                   108
                                          --------------------  --------------------

NET ASSETS..............................  $         26,368,120  $          4,045,572
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,324,986  $          4,045,572
   Net assets from contracts in payout..                43,134                    --
                                          --------------------  --------------------
        Total Net Assets................  $         26,368,120  $          4,045,572
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                           BHFTII BRIGHTHOUSE/
                                               WELLINGTON                                                        BHFTII
                                               CORE EQUITY        BHFTII FRONTIER           BHFTII            LOOMIS SAYLES
                                              OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH     SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        229,409,584  $         6,735,146  $       116,272,358  $         14,007,102
   Due from Brighthouse Insurance
     Company............................                    53                   15                    6                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           229,409,637            6,735,161          116,272,364            14,007,107
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   154                  111                   67                    77
   Due to Brighthouse Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   154                  111                   67                    77
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        229,409,483  $         6,735,050  $       116,272,297  $         14,007,030
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        228,219,588  $         6,724,120  $       115,909,678  $         13,951,255
   Net assets from contracts in payout..             1,189,895               10,930              362,619                55,775
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        229,409,483  $         6,735,050  $       116,272,297  $         14,007,030
                                          ====================  ===================  ===================  ====================



                                             BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                          AGGREGATE BOND INDEX  MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          6,162,362  $         6,527,583  $          2,696,511   $         5,014,343
   Due from Brighthouse Insurance
     Company............................                    --                    6                    --                     5
                                          --------------------  -------------------  --------------------  ---------------------
       Total Assets.....................             6,162,362            6,527,589             2,696,511             5,014,348
                                          --------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    44                   45                    40                    41
   Due to Brighthouse Insurance
     Company............................                     6                   --                    --                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Liabilities................                    50                   45                    40                    41
                                          --------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $          6,162,312  $         6,527,544  $          2,696,471   $         5,014,307
                                          ====================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,162,312  $         6,527,544  $          2,696,471   $         5,014,307
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Net Assets.................  $          6,162,312  $         6,527,544  $          2,696,471   $         5,014,307
                                          ====================  ===================  ====================  =====================



                                             BHFTII METLIFE        BHFTII MFS(R)
                                               STOCK INDEX         TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        48,425,462  $         75,142,905
   Due from Brighthouse Insurance
     Company............................                   26                    96
                                          -------------------  --------------------
       Total Assets.....................           48,425,488            75,143,001
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   27                    45
   Due to Brighthouse Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   27                    45
                                          -------------------  --------------------

NET ASSETS..............................  $        48,425,461  $         75,142,956
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        48,425,461  $         74,447,923
   Net assets from contracts in payout..                   --               695,033
                                          -------------------  --------------------
       Total Net Assets.................  $        48,425,461  $         75,142,956
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                      BHFTII              BHFTII                BHFTII
                                                                 NEUBERGER BERMAN      T. ROWE PRICE         T. ROWE PRICE
                                          BHFTII MFS(R) VALUE         GENESIS        LARGE CAP GROWTH      SMALL CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       153,243,629  $        35,513,918  $        60,012,923  $         13,283,159
   Due from Brighthouse Insurance
     Company............................                   10                   18                   10                     6
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          153,243,639           35,513,936           60,012,933            13,283,165
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   77                  119                   64                    57
   Due to Brighthouse Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   77                  119                   64                    57
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       153,243,562  $        35,513,817  $        60,012,869  $         13,283,108
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       153,070,692  $        35,387,904  $        59,819,107  $         13,273,883
   Net assets from contracts in payout..              172,870              125,913              193,762                 9,225
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       153,243,562  $        35,513,817  $        60,012,869  $         13,283,108
                                          ===================  ===================  ===================  ====================

                                                                  BHFTII WESTERN
                                                 BHFTII          ASSET MANAGEMENT       BHFTII WESTERN              DWS
                                              VANECK GLOBAL       STRATEGIC BOND       ASSET MANAGEMENT     GOVERNMENT & AGENCY
                                            NATURAL RESOURCES      OPPORTUNITIES        U.S. GOVERNMENT       SECURITIES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,714,263  $       162,513,879  $          3,555,512   $           266,436
   Due from Brighthouse Insurance
     Company............................                     2                   52                    --                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Assets.....................             2,714,265          162,513,931             3,555,512               266,436
                                          --------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    33                  183                    41                     9
   Due to Brighthouse Insurance
     Company............................                    --                   --                     4                     3
                                          --------------------  -------------------  --------------------  ---------------------
       Total Liabilities................                    33                  183                    45                    12
                                          --------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,714,232  $       162,513,748  $          3,555,467   $           266,424
                                          ====================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,714,232  $       161,344,788  $          3,540,666   $           266,424
   Net assets from contracts in payout..                    --            1,168,960                14,801                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Net Assets.................  $          2,714,232  $       162,513,748  $          3,555,467   $           266,424
                                          ====================  ===================  ====================  =====================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                              EQUITY-INCOME     GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,651,457   $           100,695
   Due from Brighthouse Insurance
     Company............................                     1                    --
                                          --------------------  --------------------
       Total Assets.....................             4,651,458               100,695
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    42                     6
   Due to Brighthouse Insurance
     Company............................                    --                     2
                                          --------------------  --------------------
       Total Liabilities................                    42                     8
                                          --------------------  --------------------

NET ASSETS..............................  $          4,651,416   $           100,687
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,648,615   $           100,687
   Net assets from contracts in payout..                 2,801                    --
                                          --------------------  --------------------
       Total Net Assets.................  $          4,651,416   $           100,687
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            FTVIPT TEMPLETON       INVESCO V.I.            PIMCO VIT             PIMCO VIT
                                               FOREIGN VIP     INTERNATIONAL GROWTH       HIGH YIELD           LOW DURATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        16,927,556  $          4,328,177  $          4,376,079  $          5,455,383
   Due from Brighthouse Insurance
     Company............................                   --                     6                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           16,927,556             4,328,183             4,376,079             5,455,383
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   51                    64                    39                    21
   Due to Brighthouse Insurance
     Company............................                    2                    --                     3                     3
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   53                    64                    42                    24
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        16,927,503  $          4,328,119  $          4,376,037  $          5,455,359
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        16,867,291  $          4,308,949  $          4,364,995  $          5,455,359
   Net assets from contracts in payout..               60,212                19,170                11,042                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        16,927,503  $          4,328,119  $          4,376,037  $          5,455,359
                                          ===================  ====================  ====================  ====================

                                                PUTNAM VT             PUTNAM VT           RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                              EQUITY INCOME      SUSTAINABLE LEADERS  REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  --------------------  ----------------------  ---------------------
ASSETS:
   Investments at fair value............  $         16,529,911  $          1,966,962   $            358,102    $         1,658,411
   Due from Brighthouse Insurance
     Company............................                    10                     2                     --                     --
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Assets....................            16,529,921             1,966,964                358,102              1,658,411
                                          --------------------  --------------------  ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    60                    51                      7                      6
   Due to Brighthouse Insurance
     Company............................                    --                    --                      1                      2
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Liabilities...............                    60                    51                      8                      8
                                          --------------------  --------------------  ----------------------  ---------------------

NET ASSETS..............................  $         16,529,861  $          1,966,913   $            358,094    $         1,658,403
                                          ====================  ====================  ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,401,319  $          1,930,754   $            357,794    $         1,658,043
   Net assets from contracts in payout..               128,542                36,159                    300                    360
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Net Assets................  $         16,529,861  $          1,966,913   $            358,094    $         1,658,403
                                          ====================  ====================  ======================  =====================

                                                 RUSSELL           RUSSELL U.S.
                                             STRATEGIC BOND      SMALL CAP EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,923,919  $            898,551
   Due from Brighthouse Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,923,919               898,551
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    4                     5
   Due to Brighthouse Insurance
     Company............................                    3                     2
                                          -------------------  --------------------
        Total Liabilities...............                    7                     7
                                          -------------------  --------------------

NET ASSETS..............................  $         2,923,912  $            898,544
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,922,624  $            898,404
   Net assets from contracts in payout..                1,288                   140
                                          -------------------  --------------------
        Total Net Assets................  $         2,923,912  $            898,544
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                                                    RUSSELL U.S.
                                                                                                                  STRATEGIC EQUITY
                                                                                                                     SUB-ACCOUNT
                                                                                                               ---------------------
ASSETS:
   Investments at fair value................................................................................   $           5,037,203
   Due from Brighthouse Insurance
      Company...............................................................................................                      --
                                                                                                               ---------------------
        Total Assets........................................................................................               5,037,203
                                                                                                               ---------------------
LIABILITIES:
   Accrued fees.............................................................................................                       7
   Due to Brighthouse Insurance
      Company...............................................................................................                       1
                                                                                                               ---------------------
        Total Liabilities...................................................................................                       8
                                                                                                               ---------------------

NET ASSETS..................................................................................................   $           5,037,195
                                                                                                               =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................................................................   $           5,020,675
   Net assets from contracts in payout......................................................................                  16,520
                                                                                                               ---------------------
        Total Net Assets....................................................................................   $           5,037,195
                                                                                                               =====================



 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                    AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)      GLOBAL SMALL       AMERICAN FUNDS(R)     BHFTI AB GLOBAL
                                                 GLOBAL GROWTH       CAPITALIZATION           GROWTH         DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           734,571  $             21,739  $           587,080  $           460,336
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              693,527               170,750              903,512              205,925
      Administrative charges...............              276,663                67,051              350,793               70,417
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              970,190               237,801            1,254,305              276,342
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (235,619)             (216,062)            (667,225)              183,994
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,520,481             1,196,009           13,835,207              111,666
      Realized gains (losses) on sale of
        investments........................            3,540,776               843,947            7,819,969              377,579
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           11,061,257             2,039,956           21,655,176              489,245
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,824,393)           (4,636,729)         (20,750,894)          (2,900,362)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,763,136)           (2,596,773)              904,282          (2,411,117)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (9,998,755)  $        (2,812,835)  $           237,057  $       (2,227,123)
                                             ===================  ====================  ===================  ===================

                                               BHFTI AMERICAN        BHFTI AMERICAN                           BHFTI AMERICAN
                                              FUNDS(R) BALANCED      FUNDS(R) GROWTH      BHFTI AMERICAN     FUNDS(R) MODERATE
                                                 ALLOCATION            ALLOCATION         FUNDS(R) GROWTH       ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,390,481  $         3,247,558  $           129,723  $         1,858,783
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,163,576            3,611,350              454,961            1,442,039
      Administrative charges...............              587,189              675,709               84,012              270,957
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,750,765            4,287,059              538,973            1,712,996
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (360,284)          (1,039,501)            (409,250)              145,787
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,344,828           15,541,882            4,647,952            5,187,789
      Realized gains (losses) on sale of
        investments........................            3,741,379            4,221,508            1,150,291            1,007,022
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           16,086,207           19,763,390            5,798,243            6,194,811
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (28,724,878)         (36,801,851)          (5,661,993)         (11,470,482)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,638,671)         (17,038,461)              136,250          (5,275,671)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,998,955)  $      (18,077,962)  $         (273,000)  $       (5,129,884)
                                             ===================  ===================  ===================  ===================

                                                                     BHFTI BLACKROCK
                                              BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                RISK BALANCED          STRATEGIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            31,915  $           776,664
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               96,683              470,220
      Administrative charges...............               21,008              138,190
                                             -------------------  -------------------
        Total expenses.....................              117,691              608,410
                                             -------------------  -------------------
          Net investment income (loss).....             (85,776)              168,254
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              772,349            3,888,463
      Realized gains (losses) on sale of
        investments........................            (307,471)               86,934
                                             -------------------  -------------------
          Net realized gains (losses)......              464,878            3,975,397
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,014,578)          (8,635,951)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (549,700)          (4,660,554)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (635,476)  $       (4,492,300)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                               BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                 HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS        SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           716,288  $          1,608,607  $         2,156,271  $            462,330
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              168,567             2,033,588              955,989               666,371
      Administrative charges...............               36,430               394,115              326,025               114,294
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              204,997             2,427,703            1,282,014               780,665
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              511,291             (819,096)              874,257             (318,335)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,694,705           11,078,393             2,410,476
      Realized gains (losses) on sale of
        investments........................            (159,005)             5,524,679              468,358               645,328
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            (159,005)            11,219,384           11,546,751             3,055,804
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (939,334)          (27,128,135)         (23,167,440)          (11,138,955)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,098,339)          (15,908,751)         (11,620,689)           (8,083,151)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (587,048)  $       (16,727,847)  $      (10,746,432)  $        (8,401,486)
                                             ===================  ====================  ===================  ====================

                                                                                         BHFTI BRIGHTHOUSE/
                                              BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/        FRANKLIN         BHFTI BRIGHTHOUSE/
                                               ABERDEEN EMERGING        EATON VANCE         LOW DURATION            TEMPLETON
                                                MARKETS EQUITY         FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,077,412  $            111,231  $           542,661  $                 --
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               445,032                47,140              255,802                31,561
      Administrative charges...............               100,413                 7,939               76,243                11,806
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................               545,445                55,079              332,045                43,367
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               531,967                56,152              210,616              (43,367)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                   --                    --
      Realized gains (losses) on sale of
        investments........................               166,247                 2,772            (153,540)              (73,205)
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               166,247                 2,772            (153,540)              (73,205)
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,351,401)              (99,780)            (257,192)               120,397
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (7,185,154)              (97,008)            (410,732)                47,192
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (6,653,187)  $           (40,856)  $         (200,116)  $              3,825
                                             ====================  ====================  ===================  ====================

                                             BHFTI BRIGHTHOUSE/
                                                 WELLINGTON
                                                  LARGE CAP           BHFTI CLARION
                                                  RESEARCH         GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            70,282  $          1,727,264
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               53,363               366,830
      Administrative charges...............               21,618                70,596
                                             -------------------  --------------------
        Total expenses.....................               74,981               437,426
                                             -------------------  --------------------
           Net investment income (loss)....              (4,699)             1,289,838
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,033,531                    --
      Realized gains (losses) on sale of
        investments........................              494,927              (96,772)
                                             -------------------  --------------------
           Net realized gains (losses).....            1,528,458              (96,772)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,998,959)           (4,201,536)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (470,501)           (4,298,308)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (475,200)  $        (3,008,470)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                    BHFTI FIDELITY
                                                                  INSTITUTIONAL ASSET      BHFTI HARRIS         BHFTI INVESCO
                                              BHFTI CLEARBRIDGE      MANAGEMENT(R)            OAKMARK           BALANCED-RISK
                                              AGGRESSIVE GROWTH    GOVERNMENT INCOME       INTERNATIONAL         ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           512,524  $           154,665  $         1,033,084  $           162,223
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,132,728               43,772              879,591              160,053
      Administrative charges...............              207,434               13,669              147,449               35,731
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,340,162               57,441            1,027,040              195,784
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (827,638)               97,224                6,044             (33,561)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,040,798                   --            2,514,488            1,088,821
      Realized gains (losses) on sale of
        investments........................            5,528,146             (37,956)              102,416            (174,842)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,568,944             (37,956)            2,616,904              913,979
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (14,965,354)            (115,648)         (18,099,565)          (1,946,658)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (5,396,410)            (153,604)         (15,482,661)          (1,032,679)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,224,048)  $          (56,380)  $      (15,476,617)  $       (1,066,240)
                                             ===================  ===================  ===================  ===================


                                                                                                                    BHFTI
                                                BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN       JPMORGAN GLOBAL
                                                  COMSTOCK          SMALL CAP GROWTH         CORE BOND        ACTIVE ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           689,688  $                --  $           388,270  $           259,823
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              899,197              693,291              196,335              152,862
      Administrative charges...............              274,654              123,153               35,882               40,870
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,173,851              816,444              232,217              193,732
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (484,163)            (816,444)              156,053               66,091
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,255,966            6,561,931                   --              872,951
      Realized gains (losses) on sale of
        investments........................            4,439,507              303,116            (148,792)               62,463
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,695,473            6,865,047            (148,792)              935,414
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (25,810,887)         (10,470,712)            (270,494)          (2,388,550)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (13,115,414)          (3,605,665)            (419,286)          (1,453,136)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,599,577)  $       (4,422,109)  $         (263,233)  $       (1,387,045)
                                             ===================  ===================  ===================  ===================


                                                                         BHFTI
                                               BHFTI JPMORGAN        LOOMIS SAYLES
                                               SMALL CAP VALUE      GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            94,189  $           238,687
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               57,513              180,513
      Administrative charges...............               22,350               32,423
                                             -------------------  -------------------
        Total expenses.....................               79,863              212,936
                                             -------------------  -------------------
          Net investment income (loss).....               14,326               25,751
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              517,291              822,066
      Realized gains (losses) on sale of
        investments........................              224,127              355,554
                                             -------------------  -------------------
          Net realized gains (losses)......              741,418            1,177,620
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,977,502)          (2,055,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,236,084)            (877,393)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,221,758)  $         (851,642)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTI METLIFE        BHFTI MFS(R)             BHFTI
                                                 MULTI-INDEX           RESEARCH          MORGAN STANLEY     BHFTI OPPENHEIMER
                                                TARGETED RISK        INTERNATIONAL       MID CAP GROWTH       GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           199,906  $        2,047,611  $                --  $           456,620
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              143,953           1,136,573              518,166              330,610
      Administrative charges...............               28,926             238,175              150,797              111,924
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................              172,879           1,374,748              668,963              442,534
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....               27,027             672,863            (668,963)               14,086
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              739,740                  --           11,609,943            4,293,638
      Realized gains (losses) on sale of
        investments........................             (37,914)           1,027,853            5,466,741            1,666,251
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......              701,826           1,027,853           17,076,684            5,959,889
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,728,635)        (17,230,911)         (10,506,566)         (12,041,515)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,026,809)        (16,203,058)            6,570,118          (6,081,626)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (999,782)  $     (15,530,195)  $         5,901,155  $       (6,067,540)
                                             ===================  ==================  ===================  ===================

                                                     BHFTI                BHFTI
                                                PANAGORA GLOBAL      PIMCO INFLATION       BHFTI PIMCO        BHFTI SCHRODERS
                                               DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN      GLOBAL MULTI-ASSET
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,221,756  $         5,006,947  $          164,831
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               11,940              764,982            3,366,483             107,876
      Administrative charges...............                2,591              193,424              901,314              25,373
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................               14,531              958,406            4,267,797             133,249
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (14,531)              263,350              739,150              31,582
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               75,869                   --                   --             553,833
      Realized gains (losses) on sale of
        investments........................             (29,999)          (1,078,708)          (1,768,364)             102,321
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......               45,870          (1,078,708)          (1,768,364)             656,154
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (129,454)          (2,039,581)          (4,500,654)         (1,729,866)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (83,584)          (3,118,289)          (6,269,018)         (1,073,712)
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (98,115)  $       (2,854,939)  $       (5,529,868)  $      (1,042,130)
                                             ===================  ===================  ===================  ==================

                                                     BHFTI
                                                  SSGA GROWTH            BHFTI
                                                AND INCOME ETF      SSGA GROWTH ETF
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,080,037  $           913,766
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,209,159              549,761
      Administrative charges...............              331,004              113,067
                                             -------------------  -------------------
        Total expenses.....................            1,540,163              662,828
                                             -------------------  -------------------
          Net investment income (loss).....            1,539,874              250,938
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,881,047            2,581,919
      Realized gains (losses) on sale of
        investments........................            1,489,439              680,602
                                             -------------------  -------------------
          Net realized gains (losses)......            7,370,486            3,262,521
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,498,688)          (7,832,247)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (11,128,202)          (4,569,726)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (9,588,328)  $       (4,318,788)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                           BHFTI VICTORY          BHFTI WELLS
                                             BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE       SYCAMORE         CAPITAL MANAGEMENT
                                               LARGE CAP VALUE       MID CAP GROWTH        MID CAP VALUE         MID CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,636,460  $                --   $           908,722  $           141,654
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,798,656            1,063,163             1,509,898              215,706
      Administrative charges...............            1,124,335              196,291               368,800               36,484
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            6,922,991            1,259,454             1,878,698              252,190
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            2,713,469          (1,259,454)             (969,976)            (110,536)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           48,766,357           11,032,365            27,198,658            1,265,440
      Realized gains (losses) on sale of
        investments........................           14,760,753            1,816,852               691,960            (235,222)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           63,527,110           12,849,217            27,890,618            1,030,218
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (116,815,658)         (13,759,207)          (42,986,719)          (3,035,789)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (53,288,548)            (909,990)          (15,096,101)          (2,005,571)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (50,575,079)  $       (2,169,444)   $      (16,066,077)  $       (2,116,107)
                                             ===================  ====================  ===================  ===================

                                                    BHFTII                                                     BHFTII BLACKROCK
                                                BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK        ULTRA-SHORT
                                              INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION       TERM BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           143,725   $         2,967,754  $             15,114  $           405,500
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              202,785               663,673               123,313              684,848
      Administrative charges...............               38,869               226,627                27,724              127,963
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              241,654               890,300               151,037              812,811
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (97,929)             2,077,454             (135,923)            (407,311)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --             1,601,793                3,136
      Realized gains (losses) on sale of
        investments........................              374,443             (418,050)               585,802              107,061
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              374,443             (418,050)             2,187,595              110,197
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,231,051)           (3,210,709)           (1,906,829)              297,210
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,856,608)           (3,628,759)               280,766              407,407
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,954,537)   $       (1,551,305)  $            144,843  $                96
                                             ====================  ===================  ====================  ===================


                                              BHFTII BRIGHTHOUSE   BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            498,323  $        19,083,619
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               243,476            9,815,482
      Administrative charges...............                53,651            2,403,447
                                             --------------------  -------------------
        Total expenses.....................               297,127           12,218,929
                                             --------------------  -------------------
           Net investment income (loss)....               201,196            6,864,690
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               293,883           28,870,091
      Realized gains (losses) on sale of
        investments........................             (203,035)          (5,688,582)
                                             --------------------  -------------------
           Net realized gains (losses).....                90,848           23,181,509
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,135,221)         (82,271,659)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,044,373)         (59,090,150)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (843,177)  $      (52,225,460)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                              BHFTII BRIGHTHOUSE/
                                                                                        BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                             BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE         ARTISAN            INTERNATIONAL
                                             ASSET ALLOCATION 60   ASSET ALLOCATION 80     MID CAP VALUE         SMALL COMPANY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        37,560,198  $         20,137,468  $           124,246  $            121,545
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           21,685,505            18,367,683              475,150                55,817
      Administrative charges...............            5,761,061             3,878,306               81,592                11,986
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           27,446,566            22,245,989              556,742                67,803
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....           10,113,632           (2,108,521)            (432,496)                53,742
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           87,459,011            68,640,617            1,803,811               342,114
      Realized gains (losses) on sale of
        investments........................          (6,796,912)             2,131,478              427,194               (7,495)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           80,662,099            70,772,095            2,231,005               334,619
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (249,155,678)         (206,001,775)          (6,431,339)           (1,508,545)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (168,493,579)         (135,229,680)          (4,200,334)           (1,173,926)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (158,379,947)  $      (137,338,201)  $       (4,632,830)  $        (1,120,184)
                                             ===================  ====================  ===================  ====================

                                              BHFTII BRIGHTHOUSE/
                                                  WELLINGTON                                                         BHFTII
                                                  CORE EQUITY         BHFTII FRONTIER          BHFTII             LOOMIS SAYLES
                                                 OPPORTUNITIES        MID CAP GROWTH       JENNISON GROWTH      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,208,125  $                --  $            181,485  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,861,552              115,606             1,738,405              144,274
      Administrative charges...............               621,215               19,941               326,560               40,615
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             3,482,767              135,547             2,064,965              184,889
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               725,358            (135,547)           (1,883,480)            (184,889)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            13,726,877              968,099            20,108,342            2,265,725
      Realized gains (losses) on sale of
        investments........................             3,920,599              138,895             5,255,339              754,944
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            17,647,476            1,106,994            25,363,681            3,020,669
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (21,054,241)          (1,478,496)          (23,658,935)          (2,798,882)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (3,406,765)            (371,502)             1,704,746              221,787
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,681,407)  $         (507,049)  $          (178,734)  $            36,898
                                             ====================  ===================  ====================  ===================



                                                BHFTII METLIFE        BHFTII METLIFE
                                             AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            172,019  $            75,404
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                61,059              113,131
      Administrative charges...............                15,452               19,237
                                             --------------------  --------------------
        Total expenses.....................                76,511              132,368
                                             --------------------  --------------------
           Net investment income (loss)....                95,508             (56,964)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              640,551
      Realized gains (losses) on sale of
        investments........................              (71,191)               65,378
                                             --------------------  --------------------
           Net realized gains (losses).....              (71,191)              705,929
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (137,136)          (1,638,582)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (208,327)            (932,653)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (112,819)  $         (989,617)
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                               BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE        BHFTII MFS(R)
                                             MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            83,122   $            55,683   $           879,838  $         1,782,977
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               40,808                90,079               762,564              610,915
      Administrative charges...............                7,545                16,165               136,434              206,164
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................               48,353               106,244               898,998              817,079
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....               34,769              (50,561)              (19,160)              965,898
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               448,115             3,175,625            5,235,606
      Realized gains (losses) on sale of
        investments........................               27,727               158,159             1,413,692            1,477,997
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......               27,727               606,274             4,589,317            6,713,603
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (552,538)           (1,259,666)           (7,794,573)         (13,193,067)
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (524,811)             (653,392)           (3,205,256)          (6,479,464)
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (490,042)   $         (703,953)   $       (3,224,416)  $       (5,513,566)
                                             ===================  =====================  ===================  ===================


                                                                        BHFTII               BHFTII               BHFTII
                                                                   NEUBERGER BERMAN       T. ROWE PRICE        T. ROWE PRICE
                                             BHFTII MFS(R) VALUE        GENESIS         LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,211,409  $            70,881  $           164,613  $             5,567
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,275,130              492,105              900,538              196,949
      Administrative charges...............              442,643               94,801              166,614               35,905
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,717,773              586,906            1,067,152              232,854
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              493,636            (516,025)            (902,539)            (227,287)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,134,059            5,251,170           12,828,925            1,395,861
      Realized gains (losses) on sale of
        investments........................            1,530,934            1,882,870            2,691,632              561,374
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,664,993            7,134,040           15,520,557            1,957,235
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (32,298,343)          (9,591,774)         (15,638,207)          (2,799,206)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (19,633,350)          (2,457,734)            (117,650)            (841,971)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,139,714)  $       (2,973,759)  $       (1,020,189)  $       (1,069,258)
                                             ===================  ===================  ===================  ===================

                                                                    BHFTII WESTERN
                                                   BHFTII          ASSET MANAGEMENT
                                                VANECK GLOBAL       STRATEGIC BOND
                                              NATURAL RESOURCES      OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,169,126
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,587            1,888,399
      Administrative charges...............                8,877              417,978
                                             -------------------  -------------------
        Total expenses.....................               34,464            2,306,377
                                             -------------------  -------------------
          Net investment income (loss).....             (34,464)            6,862,749
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (90,725)              227,635
                                             -------------------  -------------------
          Net realized gains (losses)......             (90,725)              227,635
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (930,724)         (16,592,239)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,021,449)         (16,364,604)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,055,913)  $       (9,501,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTII WESTERN              DWS
                                               ASSET MANAGEMENT     GOVERNMENT & AGENCY     FIDELITY(R) VIP       FIDELITY(R) VIP
                                                U.S. GOVERNMENT       SECURITIES VIP         EQUITY-INCOME     GROWTH OPPORTUNITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             74,073  $             8,068   $            108,643   $               206
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                50,713                3,505                 69,735                 2,021
      Administrative charges...............                 8,971                  595                 13,116                   241
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................                59,684                4,100                 82,851                 2,262
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                14,389                3,968                 25,792               (2,056)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                264,927                 9,524
      Realized gains (losses) on sale of
        investments........................              (18,622)              (5,729)                 49,240                29,146
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....              (18,622)              (5,729)                314,167                38,670
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (33,503)              (1,324)              (856,339)              (21,250)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (52,125)              (7,053)              (542,172)                17,420
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (37,736)  $           (3,085)   $          (516,380)   $            15,364
                                             ====================  ====================  ====================  ====================


                                              FTVIPT TEMPLETON        INVESCO V.I.           PIMCO VIT             PIMCO VIT
                                                 FOREIGN VIP      INTERNATIONAL GROWTH      HIGH YIELD           LOW DURATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           541,458  $             94,020  $           243,655  $           123,639
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              244,109                63,821               58,781               89,056
      Administrative charges...............               45,507                11,876               11,960               16,366
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              289,616                75,697               70,741              105,422
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              251,842                18,323              172,914               18,217
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                35,355                   --                   --
      Realized gains (losses) on sale of
        investments........................               73,654               179,024                5,512             (56,078)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               73,654               214,379                5,512             (56,078)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,787,844)           (1,109,622)            (373,912)             (55,159)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,714,190)             (895,243)            (368,400)            (111,237)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,462,348)  $          (876,920)  $         (195,486)  $          (93,020)
                                             ===================  ====================  ===================  ===================


                                                  PUTNAM VT             PUTNAM VT
                                                EQUITY INCOME      SUSTAINABLE LEADERS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           140,155  $               271
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              159,059               28,392
      Administrative charges...............               48,267                3,811
                                             -------------------  --------------------
        Total expenses.....................              207,326               32,203
                                             -------------------  --------------------
           Net investment income (loss)....             (67,171)             (31,932)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              898,952              277,609
      Realized gains (losses) on sale of
        investments........................            1,157,194              123,214
                                             -------------------  --------------------
           Net realized gains (losses).....            2,056,146              400,823
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,690,251)            (405,631)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,634,105)              (4,808)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,701,276)  $          (36,740)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                 RUSSELL GLOBAL      RUSSELL INTERNATIONAL         RUSSELL
                                             REAL ESTATE SECURITIES    DEVELOPED MARKETS       STRATEGIC BOND
                                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                             ----------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $              19,308  $             34,297   $             75,293
                                             ----------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   5,468                26,335                 45,269
      Administrative charges...............                     653                 3,158                  5,429
                                             ----------------------  ---------------------  --------------------
         Total expenses....................                   6,121                29,493                 50,698
                                             ----------------------  ---------------------  --------------------
           Net investment income (loss)....                  13,187                 4,804                 24,595
                                             ----------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     495               157,078                     --
      Realized gains (losses) on sale of
         investments.......................                 (5,248)                41,291               (36,674)
                                             ----------------------  ---------------------  --------------------
      Net realized gains (losses)..........                 (4,753)               198,369               (36,674)
                                             ----------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................                (38,766)             (536,440)               (87,277)
                                             ----------------------  ---------------------  --------------------
      Net realized and change in unrealized
         gains (losses) on investments.....                (43,519)             (338,071)              (123,951)
                                             ----------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $            (30,332)  $          (333,267)   $           (99,356)
                                             ======================  =====================  ====================


                                                 RUSSELL U.S.          RUSSELL U.S.
                                               SMALL CAP EQUITY      STRATEGIC EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              5,161  $             70,286
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                14,125                77,571
      Administrative charges...............                 1,693                 9,304
                                             --------------------  --------------------
         Total expenses....................                15,818                86,875
                                             --------------------  --------------------
           Net investment income (loss)....              (10,657)              (16,589)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               176,352             1,084,905
      Realized gains (losses) on sale of
         investments.......................                22,855               143,591
                                             --------------------  --------------------
      Net realized gains (losses)..........               199,207             1,228,496
                                             --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................             (321,937)           (1,822,264)
                                             --------------------  --------------------
      Net realized and change in unrealized
         gains (losses) on investments.....             (122,730)             (593,768)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          (133,387)  $          (610,357)
                                             ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                                           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                             2017
                                         --------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (235,619)  $                     (269,305)
     Net realized gains (losses).......                        11,061,257                        8,363,167
     Change in unrealized gains
         (losses) on investments.......                      (20,824,393)                       21,436,704
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       (9,998,755)                       29,530,566
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           203,202                          381,096
     Net transfers (including fixed
         account)......................                         4,320,049                      (9,370,406)
     Contract charges..................                         (997,897)                      (1,044,029)
     Transfers for contract benefits
         and terminations..............                      (10,832,191)                      (8,980,112)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (7,306,837)                     (19,013,451)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                      (17,305,592)                       10,517,115
NET ASSETS:
     Beginning of year.................                       114,161,057                      103,643,942
                                         --------------------------------  -------------------------------
     End of year.......................  $                     96,855,465  $                   114,161,057
                                         ================================  ===============================

                                                                  AMERICAN FUNDS(R)
                                                             GLOBAL SMALL CAPITALIZATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                             2017
                                         -------------------------------  --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (216,062)  $                      (123,237)
     Net realized gains (losses).......                        2,039,956                           649,952
     Change in unrealized gains
         (losses) on investments.......                      (4,636,729)                         5,405,379
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      (2,812,835)                         5,932,094
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           55,112                            66,210
     Net transfers (including fixed
         account)......................                          443,124                         (930,289)
     Contract charges..................                        (246,610)                         (250,427)
     Transfers for contract benefits
         and terminations..............                      (2,279,744)                       (2,095,535)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,028,118)                       (3,210,041)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                      (4,840,953)                         2,722,053
NET ASSETS:
     Beginning of year.................                       28,045,030                        25,322,977
                                         -------------------------------  --------------------------------
     End of year.......................  $                    23,204,077  $                     28,045,030
                                         ===============================  ================================


                                                             AMERICAN FUNDS(R) GROWTH
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2018                             2017
                                         -------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (667,225)  $                     (551,833)
     Net realized gains (losses).......                       21,655,176                       19,644,116
     Change in unrealized gains
         (losses) on investments.......                     (20,750,894)                       14,085,169
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          237,057                       33,177,452
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          300,336                          557,148
     Net transfers (including fixed
         account)......................                      (6,465,596)                      (9,126,412)
     Contract charges..................                      (1,189,601)                      (1,209,007)
     Transfers for contract benefits
         and terminations..............                     (13,732,726)                     (11,237,255)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (21,087,587)                     (21,015,526)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                     (20,850,530)                       12,161,926
NET ASSETS:
     Beginning of year.................                      143,094,780                      130,932,854
                                         -------------------------------  -------------------------------
     End of year.......................  $                   122,244,250  $                   143,094,780
                                         ===============================  ===============================

                                                                   BHFTI AB GLOBAL
                                                                 DYNAMIC ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                              2017
                                          -------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       183,994  $                       144,614
     Net realized gains (losses).......                           489,245                          395,771
     Change in unrealized gains
         (losses) on investments.......                       (2,900,362)                        2,961,660
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       (2,227,123)                        3,502,045
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            13,233                           33,816
     Net transfers (including fixed
         account)......................                         (218,527)                        (150,579)
     Contract charges..................                         (303,474)                        (312,393)
     Transfers for contract benefits
         and terminations..............                       (2,413,625)                      (2,793,499)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (2,922,393)                      (3,222,655)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       (5,149,516)                          279,390
NET ASSETS:
     Beginning of year.................                        30,016,919                       29,737,529
                                          -------------------------------  -------------------------------
     End of year.......................   $                    24,867,403  $                    30,016,919
                                          ===============================  ===============================

                                                               BHFTI AMERICAN FUNDS(R)
                                                                 BALANCED ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                              2017
                                         --------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (360,284)  $                     (276,045)
     Net realized gains (losses).......                        16,086,207                       14,984,286
     Change in unrealized gains
         (losses) on investments.......                      (28,724,878)                       17,899,869
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      (12,998,955)                       32,608,110
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           301,909                          176,370
     Net transfers (including fixed
         account)......................                        10,706,093                        9,274,247
     Contract charges..................                       (2,698,414)                      (2,569,037)
     Transfers for contract benefits
         and terminations..............                      (23,359,222)                     (23,771,498)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (15,049,634)                     (16,889,918)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                      (28,048,589)                       15,718,192
NET ASSETS:
     Beginning of year.................                       240,479,236                      224,761,044
                                         --------------------------------  -------------------------------
     End of year.......................  $                    212,430,647  $                   240,479,236
                                         ================================  ===============================

                                                              BHFTI AMERICAN FUNDS(R)
                                                                 GROWTH ALLOCATION
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                             2017
                                         -------------------------------   -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                   (1,039,501)   $                     (893,578)
     Net realized gains (losses).......                       19,763,390                        20,204,312
     Change in unrealized gains
         (losses) on investments.......                     (36,801,851)                        27,777,906
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                     (18,077,962)                        47,088,640
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          200,146                           388,916
     Net transfers (including fixed
         account)......................                        (274,462)                         6,415,962
     Contract charges..................                      (3,118,566)                       (3,104,758)
     Transfers for contract benefits
         and terminations..............                     (20,375,402)                      (21,146,519)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (23,568,284)                      (17,446,399)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                     (41,646,246)                        29,642,241
NET ASSETS:
     Beginning of year.................                      277,986,780                       248,344,539
                                         -------------------------------   -------------------------------
     End of year.......................  $                   236,340,534   $                   277,986,780
                                         ===============================   ===============================

                                                                  BHFTI AMERICAN
                                                                  FUNDS(R)GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2018                              2017
                                         -------------------------------  --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (409,250)  $                      (394,978)
     Net realized gains (losses).......                        5,798,243                         4,307,965
     Change in unrealized gains
         (losses) on investments.......                      (5,661,993)                         3,697,597
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        (273,000)                         7,610,584
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           21,871                            30,773
     Net transfers (including fixed
         account)......................                        (910,725)                         (223,443)
     Contract charges..................                        (347,509)                         (332,781)
     Transfers for contract benefits
         and terminations..............                      (3,762,380)                       (3,419,671)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,998,743)                       (3,945,122)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                      (5,271,743)                         3,665,462
NET ASSETS:
     Beginning of year.................                       34,515,126                        30,849,664
                                         -------------------------------  --------------------------------
     End of year.......................  $                    29,243,383  $                     34,515,126
                                         ===============================  ================================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                          BHFTI AMERICAN FUNDS(R)                   BHFTI AQR
                                            MODERATE ALLOCATION               GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        145,787  $        209,782  $       (85,776)  $         31,892
   Net realized gains (losses)....         6,194,811         6,068,333           464,878           147,873
   Change in unrealized gains
     (losses) on investments......      (11,470,482)         5,473,820       (1,014,578)           582,297
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,129,884)        11,751,935         (635,476)           762,062
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,437            44,222               799            21,694
   Net transfers (including fixed
     account).....................         1,355,243         3,454,608         (620,578)         (648,277)
   Contract charges...............       (1,255,947)       (1,262,606)          (92,039)         (107,798)
   Transfers for contract benefits
     and terminations.............       (8,169,044)      (10,001,542)         (744,249)         (661,145)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,065,311)       (7,765,318)       (1,456,067)       (1,395,526)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (13,195,195)         3,986,617       (2,091,543)         (633,464)
NET ASSETS:
   Beginning of year..............       111,985,572       107,998,955         9,284,950         9,918,414
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     98,790,377  $    111,985,572  $      7,193,407  $      9,284,950
                                    ================  ================  ================  ================

                                         BHFTI BLACKROCK GLOBAL                       BHFTI
                                           TACTICAL STRATEGIES                BLACKROCK HIGH YIELD
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        168,254  $      (247,395)  $        511,291  $        605,202
   Net realized gains (losses)....         3,975,397           766,853         (159,005)          (93,324)
   Change in unrealized gains
     (losses) on investments......       (8,635,951)         6,136,998         (939,334)           388,241
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,492,300)         6,656,456         (587,048)           900,119
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           231,062            10,405            27,158            22,890
   Net transfers (including fixed
     account).....................       (1,095,183)           978,746           226,968           884,078
   Contract charges...............         (593,686)         (613,701)         (105,644)         (105,125)
   Transfers for contract benefits
     and terminations.............       (4,068,840)       (5,286,117)       (1,129,627)       (1,452,445)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,526,647)       (4,910,667)         (981,145)         (650,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,018,947)         1,745,789       (1,568,193)           249,517
NET ASSETS:
   Beginning of year..............        59,214,138        57,468,349        14,586,572        14,337,055
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,195,191  $     59,214,138  $     13,018,379  $     14,586,572
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                     BRIGHTHOUSE ASSET ALLOCATION 100        BRIGHTHOUSE BALANCED PLUS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (819,096)  $      (477,054)  $        874,257  $        718,259
   Net realized gains (losses)....        11,219,384        13,969,504        11,546,751         7,338,152
   Change in unrealized gains
     (losses) on investments......      (27,128,135)        17,105,387      (23,167,440)        12,465,083
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,727,847)        30,597,837      (10,746,432)        20,521,494
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           220,886           258,143           302,619            72,002
   Net transfers (including fixed
     account).....................       (1,543,029)       (4,941,282)         1,030,999           229,263
   Contract charges...............         (807,547)         (833,940)       (1,303,658)       (1,269,967)
   Transfers for contract benefits
     and terminations.............      (15,738,985)      (15,018,443)       (8,541,483)       (8,327,927)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,868,675)      (20,535,522)       (8,511,523)       (9,296,629)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,596,522)        10,062,315      (19,257,955)        11,224,865
NET ASSETS:
   Beginning of year..............       164,891,503       154,829,188       135,770,059       124,545,194
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    130,294,981  $    164,891,503  $    116,512,104  $    135,770,059
                                    ================  ================  ================  ================

                                                   BHFTI
                                        BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (318,335)  $      (346,933)
   Net realized gains (losses)....         3,055,804         2,322,377
   Change in unrealized gains
     (losses) on investments......      (11,138,955)         2,361,649
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,401,486)         4,337,093
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            40,377            43,030
   Net transfers (including fixed
     account).....................         7,061,253       (1,132,193)
   Contract charges...............         (216,341)         (223,933)
   Transfers for contract benefits
     and terminations.............       (4,304,421)       (4,601,587)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,580,868       (5,914,683)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,820,618)       (1,577,590)
NET ASSETS:
   Beginning of year..............        46,628,169        48,205,759
                                    ----------------  ----------------
   End of year....................  $     40,807,551  $     46,628,169
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                       BHFTI BRIGHTHOUSE/ABERDEEN             BHFTI BRIGHTHOUSE/EATON
                                         EMERGING MARKETS EQUITY                VANCE FLOATING RATE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        531,967  $       (94,044)  $         56,152  $         68,377
   Net realized gains (losses)....           166,247           117,182             2,772           (1,361)
   Change in unrealized gains
     (losses) on investments......       (7,351,401)         9,966,295          (99,780)           (2,516)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,653,187)         9,989,433          (40,856)            64,500
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           128,701           179,590                --             1,060
   Net transfers (including fixed
     account).....................         3,048,991         (603,263)           112,841           288,040
   Contract charges...............         (294,837)         (302,594)          (18,490)          (19,608)
   Transfers for contract benefits
     and terminations.............       (3,181,195)       (3,428,124)         (252,913)         (464,124)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (298,340)       (4,154,391)         (158,562)         (194,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,951,527)         5,835,042         (199,418)         (130,132)
NET ASSETS:
   Beginning of year..............        44,628,773        38,793,731         3,316,226         3,446,358
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     37,677,246  $     44,628,773  $      3,116,808  $      3,316,226
                                    ================  ================  ================  ================

                                        BHFTI BRIGHTHOUSE/FRANKLIN          BHFTI BRIGHTHOUSE/TEMPLETON
                                         LOW DURATION TOTAL RETURN              INTERNATIONAL BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         210,616  $         98,591  $       (43,367)  $       (43,578)
   Net realized gains (losses)....          (153,540)          (73,988)          (73,205)          (51,064)
   Change in unrealized gains
     (losses) on investments......          (257,192)            41,159           120,397            57,110
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,116)            65,762             3,825          (37,532)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             43,681            70,320            45,951            23,908
   Net transfers (including fixed
     account).....................          1,098,584         3,731,633            73,628           289,406
   Contract charges...............          (269,130)         (259,521)          (54,100)          (51,746)
   Transfers for contract benefits
     and terminations.............        (2,546,826)       (2,929,896)         (369,403)         (276,238)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,673,691)           612,536         (303,924)          (14,670)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,873,807)           678,298         (300,099)          (52,202)
NET ASSETS:
   Beginning of year..............         30,979,269        30,300,971         4,678,664         4,730,866
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      29,105,462  $     30,979,269  $      4,378,565  $      4,678,664
                                    =================  ================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                            LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (4,699)  $          (324)  $      1,289,838  $        623,141
   Net realized gains (losses)....         1,528,458           675,573          (96,772)          (15,902)
   Change in unrealized gains
     (losses) on investments......       (1,998,959)           909,251       (4,201,536)         2,126,931
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (475,200)         1,584,500       (3,008,470)         2,734,170
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,397            18,592            99,400            86,317
   Net transfers (including fixed
     account).....................         (528,224)           333,645           437,841         1,093,689
   Contract charges...............          (72,807)          (66,738)         (138,800)         (146,161)
   Transfers for contract benefits
     and terminations.............         (670,559)         (689,425)       (2,778,652)       (3,323,093)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,249,193)         (403,926)       (2,380,211)       (2,289,248)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,724,393)         1,180,574       (5,388,681)           444,922
NET ASSETS:
   Beginning of year..............         8,998,929         7,818,355        31,612,221        31,167,299
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,274,536  $      8,998,929  $     26,223,540  $     31,612,221
                                    ================  ================  ================  ================

                                                   BHFTI
                                       CLEARBRIDGE AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2018              2017
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (827,638)  $       (699,382)
   Net realized gains (losses)....         9,568,944          5,702,026
   Change in unrealized gains
     (losses) on investments......      (14,965,354)          8,358,003
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,224,048)         13,360,647
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           205,498            271,032
   Net transfers (including fixed
     account).....................       (1,536,254)        (2,450,399)
   Contract charges...............         (372,900)          (377,682)
   Transfers for contract benefits
     and terminations.............       (7,377,269)        (7,912,335)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,080,925)       (10,469,384)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (15,304,973)          2,891,263
NET ASSETS:
   Beginning of year..............        87,171,564         84,280,301
                                    ----------------  -----------------
   End of year....................  $     71,866,591  $      87,171,564
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                    BHFTI FIDELITY INSTITUTIONAL ASSET                  BHFTI
                                      MANAGEMENT(R) GOVERNMENT INCOME       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         97,224  $         64,074   $          6,044  $       (77,576)
   Net realized gains (losses)....          (37,956)          (22,441)          2,616,904           507,785
   Change in unrealized gains
     (losses) on investments......         (115,648)            42,614       (18,099,565)        15,317,379
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (56,380)            84,247       (15,476,617)        15,747,588
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,742               165             48,900           102,051
   Net transfers (including fixed
     account).....................           852,531           246,850        (4,298,209)       (1,156,006)
   Contract charges...............          (56,068)          (55,728)          (294,605)         (316,586)
   Transfers for contract benefits
     and terminations.............         (326,131)         (526,047)        (4,518,371)       (6,085,820)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           482,074         (334,760)        (9,062,285)       (7,456,361)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           425,694         (250,513)       (24,538,902)         8,291,227
NET ASSETS:
   Beginning of year..............         5,512,386         5,762,899         67,387,589        59,096,362
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      5,938,080  $      5,512,386   $     42,848,687  $     67,387,589
                                    ================  ================   ================  ================

                                                   BHFTI                               BHFTI
                                     INVESCO BALANCED-RISK ALLOCATION            INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (33,561)  $        400,251  $      (484,163)  $      1,358,920
   Net realized gains (losses)....           913,979           812,080        12,695,473         7,873,645
   Change in unrealized gains
     (losses) on investments......       (1,946,658)           120,958      (25,810,887)         8,487,914
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,066,240)         1,333,289      (13,599,577)        17,720,479
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --             1,291           377,498           291,206
   Net transfers (including fixed
     account).....................       (1,192,093)           463,686       (1,299,296)       (2,880,655)
   Contract charges...............         (137,637)         (169,806)         (687,561)         (709,980)
   Transfers for contract benefits
     and terminations.............       (1,653,296)       (1,334,596)      (10,690,557)      (10,705,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,983,026)       (1,039,425)      (12,299,916)      (14,004,447)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,049,266)           293,864      (25,899,493)         3,716,032
NET ASSETS:
   Beginning of year..............        16,201,139        15,907,275       117,901,387       114,185,355
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,151,873  $     16,201,139  $     92,001,894  $    117,901,387
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                         INVESCO SMALL CAP GROWTH               JPMORGAN CORE BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (816,444)  $      (790,090)  $        156,053  $        115,727
   Net realized gains (losses)....         6,865,047         4,950,113         (148,792)          (16,026)
   Change in unrealized gains
     (losses) on investments......      (10,470,712)         6,163,663         (270,494)           130,357
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,422,109)        10,323,686         (263,233)           230,058
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           106,688           128,605             5,042            26,727
   Net transfers (including fixed
     account).....................         (975,932)       (2,048,828)       (1,114,505)         3,605,371
   Contract charges...............         (220,824)         (214,518)         (165,016)         (164,692)
   Transfers for contract benefits
     and terminations.............       (4,839,427)       (4,376,495)         (966,852)       (1,364,041)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,929,495)       (6,511,236)       (2,241,331)         2,103,365
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,351,604)         3,812,450       (2,504,564)         2,333,423
NET ASSETS:
   Beginning of year..............        51,217,035        47,404,585        15,316,767        12,983,344
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     40,865,431  $     51,217,035  $     12,812,203  $     15,316,767
                                    ================  ================  ================  ================

                                                   BHFTI
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018             2017
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         66,091  $       218,304
   Net realized gains (losses)....           935,414           93,590
   Change in unrealized gains
     (losses) on investments......       (2,388,550)        1,916,372
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,387,045)        2,228,266
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            79,330               --
   Net transfers (including fixed
     account).....................           978,724          479,136
   Contract charges...............         (168,922)        (153,940)
   Transfers for contract benefits
     and terminations.............       (1,233,942)        (871,414)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (344,810)        (546,218)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (1,731,855)        1,682,048
NET ASSETS:
   Beginning of year..............        16,459,301       14,777,253
                                    ----------------  ---------------
   End of year....................  $     14,727,446  $    16,459,301
                                    ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                               BHFTI
                                        JPMORGAN SMALL CAP VALUE          LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,326  $        25,862  $         25,751  $       (33,925)
   Net realized gains (losses)....           741,418          665,971         1,177,620           467,852
   Change in unrealized gains
     (losses) on investments......       (1,977,502)        (452,924)       (2,055,013)         1,839,981
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,221,758)          238,909         (851,642)         2,273,908
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            12,486           14,988            45,823            37,556
   Net transfers (including fixed
     account).....................         (127,403)          629,496           217,524           445,682
   Contract charges...............          (71,742)         (73,672)         (123,999)         (114,507)
   Transfers for contract benefits
     and terminations.............         (720,418)        (597,601)         (812,869)         (855,485)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (907,077)         (26,789)         (673,521)         (486,754)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,128,835)          212,120       (1,525,163)         1,787,154
NET ASSETS:
   Beginning of year..............         9,403,867        9,191,747        13,060,560        11,273,406
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $      7,275,032  $     9,403,867  $     11,535,397  $     13,060,560
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                    METLIFE MULTI-INDEX TARGETED RISK     MFS(R) RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         27,027  $         26,521  $       672,863  $       486,009
   Net realized gains (losses)....           701,826           335,563        1,027,853          430,817
   Change in unrealized gains
     (losses) on investments......       (1,728,635)           876,429     (17,230,911)       23,934,115
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (999,782)         1,238,513     (15,530,195)       24,850,941
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --          261,540          330,402
   Net transfers (including fixed
     account).....................         (493,067)         5,789,353        1,513,188      (3,134,143)
   Contract charges...............         (123,665)          (63,572)        (427,790)        (447,982)
   Transfers for contract benefits
     and terminations.............         (928,191)         (483,444)      (9,131,638)      (9,940,882)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,544,923)         5,242,337      (7,784,700)     (13,192,605)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............       (2,544,705)         6,480,850     (23,314,895)       11,658,336
NET ASSETS:
   Beginning of year..............        12,362,576         5,881,726      110,320,331       98,661,995
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      9,817,871  $     12,362,576  $    87,005,436  $   110,320,331
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                       MORGAN STANLEY MID CAP GROWTH        OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (668,963)  $      (497,827)  $         14,086  $       (27,993)
   Net realized gains (losses)....        17,076,684         4,218,237         5,959,889         2,166,337
   Change in unrealized gains
     (losses) on investments......      (10,506,566)        14,057,104      (12,041,515)        11,538,056
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,901,155        17,777,514       (6,067,540)        13,676,400
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           117,849           132,423           169,688           135,240
   Net transfers (including fixed
     account).....................       (3,795,240)       (2,755,449)           970,548       (3,001,473)
   Contract charges...............         (303,138)         (281,655)         (274,466)         (280,426)
   Transfers for contract benefits
     and terminations.............       (5,193,493)       (5,189,053)       (4,445,875)       (4,143,671)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,174,022)       (8,093,734)       (3,580,105)       (7,290,330)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,272,867)         9,683,780       (9,647,645)         6,386,070
NET ASSETS:
   Beginning of year..............        58,318,150        48,634,370        47,850,909        41,464,839
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     55,045,283  $     58,318,150  $     38,203,264  $     47,850,909
                                    ================  ================  ================  ================

                                                  BHFTI
                                    PANAGORA GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2018            2017
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (14,531)  $      (16,123)
   Net realized gains (losses)....           45,870            1,943
   Change in unrealized gains
     (losses) on investments......        (129,454)          136,169
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (98,115)          121,989
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --               --
   Net transfers (including fixed
     account).....................        (313,168)            7,862
   Contract charges...............          (9,509)         (10,142)
   Transfers for contract benefits
     and terminations.............        (159,878)         (50,697)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (482,555)         (52,977)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............        (580,670)           69,012
NET ASSETS:
   Beginning of year..............        1,152,304        1,083,292
                                    ---------------  ---------------
   End of year....................  $       571,634  $     1,152,304
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                               BHFTI
                                     PIMCO INFLATION PROTECTED BOND            PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        263,350  $       255,438  $        739,150  $      2,313,115
   Net realized gains (losses)....       (1,078,708)        (593,112)       (1,768,364)         1,424,394
   Change in unrealized gains
     (losses) on investments......       (2,039,581)        2,098,929       (4,500,654)         8,867,030
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,854,939)        1,761,255       (5,529,868)        12,604,539
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,509          100,516           776,678         1,099,163
   Net transfers (including fixed
     account).....................           781,294        6,670,641         5,154,318        26,957,981
   Contract charges...............         (664,796)        (684,261)       (2,876,161)       (2,903,229)
   Transfers for contract benefits
     and terminations.............       (7,341,801)      (7,291,384)      (35,275,953)      (37,184,905)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,041,794)      (1,204,488)      (32,221,118)      (12,030,990)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,896,733)          556,767      (37,750,986)           573,549
NET ASSETS:
   Beginning of year..............        81,095,258       80,538,491       382,857,957       382,284,408
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     71,198,525  $    81,095,258  $    345,106,971  $    382,857,957
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                      SCHRODERS GLOBAL MULTI-ASSET         SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         31,582  $       (41,902)  $     1,539,874  $     1,765,386
   Net realized gains (losses)....           656,154           273,849        7,370,486        1,464,271
   Change in unrealized gains
     (losses) on investments......       (1,729,866)           690,924     (18,498,688)       15,739,116
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,042,130)           922,871      (9,588,328)       18,968,773
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,773             4,178          530,569          373,900
   Net transfers (including fixed
     account).....................         3,959,806           194,452      (3,079,967)        (753,157)
   Contract charges...............         (111,538)          (81,215)      (1,295,371)      (1,358,793)
   Transfers for contract benefits
     and terminations.............         (723,840)         (725,481)     (12,622,965)     (12,258,673)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,129,201         (608,066)     (16,467,734)     (13,996,723)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         2,087,071           314,805     (26,056,062)        4,972,050
NET ASSETS:
   Beginning of year..............         7,863,375         7,548,570      141,674,574      136,702,524
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      9,950,446  $      7,863,375  $   115,618,512  $   141,674,574
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                              SSGA GROWTH ETF             T. ROWE PRICE LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        250,938  $        315,250  $      2,713,469  $      4,147,664
   Net realized gains (losses)....         3,262,521         1,200,686        63,527,110        66,526,898
   Change in unrealized gains
     (losses) on investments......       (7,832,247)         6,320,749     (116,815,658)         8,071,594
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,318,788)         7,836,685      (50,575,079)        78,746,156
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,099            35,242         1,743,420         2,238,652
   Net transfers (including fixed
     account).....................         (192,127)         (428,976)       (7,187,114)       (9,312,397)
   Contract charges...............         (433,181)         (470,132)       (1,615,917)       (1,694,341)
   Transfers for contract benefits
     and terminations.............       (4,634,398)       (4,246,330)      (53,380,622)      (62,998,670)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,208,607)       (5,110,196)      (60,440,233)      (71,766,756)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,527,395)         2,726,489     (111,015,312)         6,979,400
NET ASSETS:
   Beginning of year..............        48,040,197        45,313,708       551,711,580       544,732,180
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     38,512,802  $     48,040,197  $    440,696,268  $    551,711,580
                                    ================  ================  ================  ================

                                                  BHFTI
                                      T. ROWE PRICE MID CAP GROWTH
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2018            2017
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,259,454)  $   (1,229,216)
   Net realized gains (losses)....       12,849,217        8,225,175
   Change in unrealized gains
     (losses) on investments......     (13,759,207)        8,822,947
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (2,169,444)       15,818,906
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           69,420          143,798
   Net transfers (including fixed
     account).....................      (1,974,732)          185,654
   Contract charges...............        (399,112)        (386,820)
   Transfers for contract benefits
     and terminations.............      (7,388,244)      (7,555,285)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (9,692,668)      (7,612,653)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............     (11,862,112)        8,206,253
NET ASSETS:
   Beginning of year..............       80,121,936       71,915,683
                                    ---------------  ---------------
   End of year....................  $    68,259,824  $    80,121,936
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTI                       BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (969,976)  $      (416,286)  $      (110,536)  $      (105,075)
   Net realized gains (losses)....        27,890,618         1,186,016         1,030,218         (181,566)
   Change in unrealized gains
     (losses) on investments......      (42,986,719)        11,962,264       (3,035,789)         1,643,710
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,066,077)        12,731,994       (2,116,107)         1,357,069
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           503,193           532,433            47,609             8,770
   Net transfers (including fixed
     account).....................       (1,661,020)         (219,788)         (438,861)           246,603
   Contract charges...............         (684,886)         (704,224)          (69,169)          (74,300)
   Transfers for contract benefits
     and terminations.............      (15,154,446)      (17,220,521)       (1,404,360)       (1,532,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,997,159)      (17,612,100)       (1,864,781)       (1,351,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (33,063,236)       (4,880,106)       (3,980,888)             5,332
NET ASSETS:
   Beginning of year..............       162,408,333       167,288,439        15,947,251        15,941,919
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    129,345,097  $    162,408,333  $     11,966,363  $     15,947,251
                                    ================  ================  ================  ================

                                                  BHFTII                                BHFTII
                                    BAILLIE GIFFORD INTERNATIONAL STOCK          BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $       (97,929)  $       (86,744)   $      2,077,454  $      1,872,712
   Net realized gains (losses)....            374,443           622,362          (418,050)          (30,319)
   Change in unrealized gains
     (losses) on investments......        (3,231,051)         3,994,922        (3,210,709)           839,263
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (2,954,537)         4,530,540        (1,551,305)         2,681,656
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              6,039            52,888            195,621           360,867
   Net transfers (including fixed
     account).....................            971,878       (1,037,022)          3,370,058         8,805,482
   Contract charges...............          (156,353)         (163,241)          (766,068)         (761,587)
   Transfers for contract benefits
     and terminations.............        (1,297,026)       (1,753,681)        (8,831,783)       (8,433,844)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (475,462)       (2,901,056)        (6,032,172)          (29,082)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (3,429,999)         1,629,484        (7,583,477)         2,652,574
NET ASSETS:
   Beginning of year..............         16,546,578        14,917,094         96,014,059        93,361,485
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $     13,116,579  $     16,546,578   $     88,430,582  $     96,014,059
                                     ================  ================   ================  ================

                                                  BHFTII                              BHFTII
                                      BLACKROCK CAPITAL APPRECIATION      BLACKROCK ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (135,923)  $      (119,712)  $      (407,311)  $      (881,021)
   Net realized gains (losses)....         2,187,595           860,966           110,197            60,910
   Change in unrealized gains
     (losses) on investments......       (1,906,829)         2,255,342           297,210           272,314
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           144,843         2,996,596                96         (547,797)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,303             4,201           357,775           237,273
   Net transfers (including fixed
     account).....................           728,135           (5,298)         4,366,687           152,722
   Contract charges...............          (50,605)          (46,093)         (487,997)         (511,735)
   Transfers for contract benefits
     and terminations.............         (949,386)       (1,051,865)       (7,029,607)      (10,831,120)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (268,553)       (1,099,055)       (2,793,142)      (10,952,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (123,710)         1,897,541       (2,793,046)      (11,500,657)
NET ASSETS:
   Beginning of year..............        11,555,941         9,658,400        54,680,002        66,180,659
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,432,231  $     11,555,941  $     51,886,956  $     54,680,002
                                    ================  ================  ================  ================

                                                 BHFTII
                                     BRIGHTHOUSE ASSET ALLOCATION 20
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        201,196  $        118,355
   Net realized gains (losses)....            90,848           170,328
   Change in unrealized gains
     (losses) on investments......       (1,135,221)           574,004
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (843,177)           862,687
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            93,168                --
   Net transfers (including fixed
     account).....................         5,629,603         4,432,908
   Contract charges...............         (199,545)         (151,554)
   Transfers for contract benefits
     and terminations.............       (1,932,285)       (1,218,542)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,590,941         3,062,812
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,747,764         3,925,499
NET ASSETS:
   Beginning of year..............        17,869,495        13,943,996
                                    ----------------  ----------------
   End of year....................  $     20,617,259  $     17,869,495
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTII                               BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 40      BRIGHTHOUSE ASSET ALLOCATION 60
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2018               2017              2018              2017
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,864,690  $       7,247,599  $     10,113,632  $      12,615,801
   Net realized gains (losses)....        23,181,509         26,738,166        80,662,099         84,055,960
   Change in unrealized gains
     (losses) on investments......      (82,271,659)         58,243,496     (249,155,678)        203,071,143
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (52,225,460)         92,229,261     (158,379,947)        299,742,904
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,800,195          3,017,144         5,833,309          6,875,864
   Net transfers (including fixed
     account).....................      (16,297,526)       (14,013,777)      (14,784,107)       (12,448,404)
   Contract charges...............       (8,698,899)        (9,041,349)      (20,943,916)       (21,400,387)
   Transfers for contract benefits
     and terminations.............      (90,313,966)       (98,806,679)     (211,434,701)      (196,728,620)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (113,510,196)      (118,844,661)     (241,329,415)      (223,701,547)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............     (165,735,656)       (26,615,400)     (399,709,362)         76,041,357
NET ASSETS:
   Beginning of year..............     1,025,469,677      1,052,085,077     2,422,932,121      2,346,890,764
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $    859,734,021  $   1,025,469,677  $  2,023,222,759  $   2,422,932,121
                                    ================  =================  ================  =================

                                                  BHFTII                              BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 80    BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,108,521)  $       1,824,529  $      (432,496)  $      (412,701)
   Net realized gains (losses)....        70,772,095         82,818,278         2,231,005           366,961
   Change in unrealized gains
     (losses) on investments......     (206,001,775)        171,327,660       (6,431,339)         3,520,776
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........     (137,338,201)        255,970,467       (4,632,830)         3,475,036
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,624,584          3,062,054            24,565            66,257
   Net transfers (including fixed
     account).....................      (12,628,972)       (21,788,393)            48,649         (714,155)
   Contract charges...............      (13,740,712)       (14,133,370)         (150,794)         (159,524)
   Transfers for contract benefits
     and terminations.............     (134,530,775)      (141,485,376)       (3,313,703)       (3,481,350)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (158,275,875)      (174,345,085)       (3,391,283)       (4,288,772)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (295,614,076)         81,625,382       (8,024,113)         (813,736)
NET ASSETS:
   Beginning of year..............     1,624,574,554      1,542,949,172        34,392,233        35,205,969
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  1,328,960,478  $   1,624,574,554  $     26,368,120  $     34,392,233
                                    ================  =================  ================  ================

                                     BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                       INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         53,742  $         25,153  $         725,358  $        281,506
   Net realized gains (losses)....           334,619           219,108         17,647,476        11,486,533
   Change in unrealized gains
     (losses) on investments......       (1,508,545)           896,075       (21,054,241)        29,968,568
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,120,184)         1,140,336        (2,681,407)        41,736,607
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,238            26,960            406,827           550,863
   Net transfers (including fixed
     account).....................           754,721         (384,975)        (8,183,883)       (3,198,727)
   Contract charges...............          (37,893)          (33,066)        (1,177,817)       (1,218,095)
   Transfers for contract benefits
     and terminations.............         (379,321)         (521,406)       (24,830,947)      (26,389,472)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           339,745         (912,487)       (33,785,820)      (30,255,431)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (780,439)           227,849       (36,467,227)        11,481,176
NET ASSETS:
   Beginning of year..............         4,826,011         4,598,162        265,876,710       254,395,534
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      4,045,572  $      4,826,011  $     229,409,483  $    265,876,710
                                    ================  ================  =================  ================


                                      BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2018               2017
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (135,547)  $      (138,055)
   Net realized gains (losses)....          1,106,994           346,968
   Change in unrealized gains
     (losses) on investments......        (1,478,496)         1,468,106
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (507,049)         1,677,019
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,076             7,562
   Net transfers (including fixed
     account).....................           (47,309)         (745,503)
   Contract charges...............           (46,840)          (50,322)
   Transfers for contract benefits
     and terminations.............          (795,738)         (760,990)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (884,811)       (1,549,253)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............        (1,391,860)           127,766
NET ASSETS:
   Beginning of year..............          8,126,910         7,999,144
                                    -----------------  ----------------
   End of year....................  $       6,735,050  $      8,126,910
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                         BHFTII JENNISON GROWTH          LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,883,480)  $   (1,799,980)  $      (184,889)  $      (171,263)
   Net realized gains (losses)....        25,363,681       13,136,085         3,020,669         1,210,927
   Change in unrealized gains
     (losses) on investments......      (23,658,935)       26,306,380       (2,798,882)         2,368,383
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (178,734)       37,642,485            36,898         3,408,047
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           351,766          302,649            62,958            40,886
   Net transfers (including fixed
     account).....................       (2,469,250)      (5,908,116)         (107,631)         (648,860)
   Contract charges...............         (562,282)        (540,657)          (90,270)          (85,985)
   Transfers for contract benefits
     and terminations.............      (13,665,155)     (13,487,984)       (1,531,855)       (1,494,341)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,344,921)     (19,634,108)       (1,666,798)       (2,188,300)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,523,655)       18,008,377       (1,629,900)         1,219,747
NET ASSETS:
   Beginning of year..............       132,795,952      114,787,575        15,636,930        14,417,183
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    116,272,297  $   132,795,952  $     14,007,030  $     15,636,930
                                    ================  ===============  ================  ================

                                                 BHFTII                              BHFTII
                                      METLIFE AGGREGATE BOND INDEX         METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         95,508  $         91,961  $      (56,964)  $      (37,369)
   Net realized gains (losses)....          (71,191)          (16,283)          705,929          560,455
   Change in unrealized gains
     (losses) on investments......         (137,136)            25,896      (1,638,582)          410,434
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (112,819)           101,574        (989,617)          933,520
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,212            11,830            2,024            1,366
   Net transfers (including fixed
     account).....................           813,220         1,061,890          162,997        1,279,913
   Contract charges...............          (55,919)          (55,910)         (54,373)         (45,650)
   Transfers for contract benefits
     and terminations.............         (983,220)         (636,495)        (359,263)        (375,822)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (221,707)           381,315        (248,615)          859,807
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         (334,526)           482,889      (1,238,232)        1,793,327
NET ASSETS:
   Beginning of year..............         6,496,838         6,013,949        7,765,776        5,972,449
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      6,162,312  $      6,496,838  $     6,527,544  $     7,765,776
                                    ================  ================  ===============  ===============

                                                  BHFTII                             BHFTII
                                        METLIFE MSCI EAFE(R) INDEX        METLIFE RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         34,769  $         23,250  $       (50,561)  $       (30,959)
   Net realized gains (losses)....            27,727            29,686           606,274           590,941
   Change in unrealized gains
     (losses) on investments......         (552,538)           523,768       (1,259,666)           283,982
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (490,042)           576,704         (703,953)           843,964
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               176               730             1,729
   Net transfers (including fixed
     account).....................           259,616           300,641            54,798         1,257,960
   Contract charges...............          (35,509)          (28,158)          (49,493)          (44,661)
   Transfers for contract benefits
     and terminations.............         (181,520)         (199,456)         (776,423)         (841,305)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            42,587            73,203         (770,388)           373,723
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (447,455)           649,907       (1,474,341)         1,217,687
NET ASSETS:
   Beginning of year..............         3,143,926         2,494,019         6,488,648         5,270,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,696,471  $      3,143,926  $      5,014,307  $      6,488,648
                                    ================  ================  ================  ================


                                       BHFTII METLIFE STOCK INDEX
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2018            2017
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (19,160)  $      (30,381)
   Net realized gains (losses)....        4,589,317        3,255,879
   Change in unrealized gains
     (losses) on investments......      (7,794,573)        5,948,485
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (3,224,416)        9,173,983
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            9,521           36,322
   Net transfers (including fixed
     account).....................          985,088          758,737
   Contract charges...............        (287,919)        (263,308)
   Transfers for contract benefits
     and terminations.............      (3,250,690)      (4,079,176)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (2,544,000)      (3,547,425)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............      (5,768,416)        5,626,558
NET ASSETS:
   Beginning of year..............       54,193,877       48,567,319
                                    ---------------  ---------------
   End of year....................  $    48,425,461  $    54,193,877
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       BHFTII MFS(R) TOTAL RETURN              BHFTII MFS(R) VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        965,898  $      1,206,929  $        493,636  $     1,585,742
   Net realized gains (losses)....         6,713,603         6,768,419        12,664,993       13,125,117
   Change in unrealized gains
     (losses) on investments......      (13,193,067)         1,387,030      (32,298,343)       13,154,293
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,513,566)         9,362,378      (19,139,714)       27,865,152
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           320,964           773,933           242,766          582,737
   Net transfers (including fixed
     account).....................         (199,986)         1,041,209           570,853      (2,751,950)
   Contract charges...............         (475,372)         (487,979)       (1,427,148)      (1,491,172)
   Transfers for contract benefits
     and terminations.............       (8,207,374)       (9,745,547)      (14,400,254)     (15,559,132)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,561,768)       (8,418,384)      (15,013,783)     (19,219,517)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (14,075,334)           943,994      (34,153,497)        8,645,635
NET ASSETS:
   Beginning of year..............        89,218,290        88,274,296       187,397,059      178,751,424
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     75,142,956  $     89,218,290  $    153,243,562  $   187,397,059
                                    ================  ================  ================  ===============

                                                                                     BHFTII
                                     BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (516,025)  $      (483,846)  $      (902,539)  $      (922,192)
   Net realized gains (losses)....        7,134,040         5,493,637        15,520,557         6,273,788
   Change in unrealized gains
     (losses) on investments......      (9,591,774)           575,123      (15,638,207)        12,534,073
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (2,973,759)         5,584,914       (1,020,189)        17,885,669
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           87,767           164,961           105,717           176,144
   Net transfers (including fixed
     account).....................        (917,682)         (407,636)       (1,489,495)       (1,114,883)
   Contract charges...............        (184,813)         (187,533)         (307,577)         (282,350)
   Transfers for contract benefits
     and terminations.............      (3,905,430)       (4,523,653)       (6,958,528)       (6,309,822)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (4,920,158)       (4,953,861)       (8,649,883)       (7,530,911)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (7,893,917)           631,053       (9,670,072)        10,354,758
NET ASSETS:
   Beginning of year..............       43,407,734        42,776,681        69,682,941        59,328,183
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    35,513,817  $     43,407,734  $     60,012,869  $     69,682,941
                                    ===============  ================  ================  ================

                                                  BHFTII                             BHFTII
                                      T. ROWE PRICE SMALL CAP GROWTH     VANECK GLOBAL NATURAL RESOURCES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (227,287)  $      (190,161)  $       (34,464)  $       (37,801)
   Net realized gains (losses)....         1,957,235         1,365,851          (90,725)         (122,704)
   Change in unrealized gains
     (losses) on investments......       (2,799,206)         1,607,247         (930,724)           127,993
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,069,258)         2,782,937       (1,055,913)          (32,512)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            15,985            19,903             3,517            18,336
   Net transfers (including fixed
     account).....................         (248,890)         1,620,482           289,084           559,694
   Contract charges...............          (46,829)          (43,694)          (43,063)          (44,869)
   Transfers for contract benefits
     and terminations.............       (1,306,294)       (1,721,155)         (673,662)         (250,869)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,586,028)         (124,464)         (424,124)           282,292
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,655,286)         2,658,473       (1,480,037)           249,780
NET ASSETS:
   Beginning of year..............        15,938,394        13,279,921         4,194,269         3,944,489
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,283,108  $     15,938,394  $      2,714,232  $      4,194,269
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,862,749  $      4,807,369
   Net realized gains (losses)....           227,635         1,485,460
   Change in unrealized gains
     (losses) on investments......      (16,592,239)         6,281,519
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (9,501,855)        12,574,348
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           387,789           860,153
   Net transfers (including fixed
     account).....................         2,177,294           849,323
   Contract charges...............         (774,836)         (811,041)
   Transfers for contract benefits
     and terminations.............      (18,736,299)      (21,388,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,946,052)      (20,490,180)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (26,447,907)       (7,915,832)
NET ASSETS:
   Beginning of year..............       188,961,655       196,877,487
                                    ----------------  ----------------
   End of year....................  $    162,513,748  $    188,961,655
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII WESTERN ASSET                   DWS GOVERNMENT &
                                        MANAGEMENT U.S. GOVERNMENT              AGENCY SECURITIES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018               2017              2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,389  $          30,521  $          3,968  $          3,480
   Net realized gains (losses)....          (18,622)           (53,755)           (5,729)             (730)
   Change in unrealized gains
     (losses) on investments......          (33,503)             25,121           (1,324)           (1,977)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (37,736)              1,887           (3,085)               773
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,300              1,000                99               501
   Net transfers (including fixed
     account).....................           142,108            678,595             8,744            11,738
   Contract charges...............          (30,419)           (32,855)             (455)             (511)
   Transfers for contract benefits
     and terminations.............         (235,863)        (1,637,181)          (52,131)           (5,953)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (122,874)          (990,441)          (43,743)             5,775
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (160,610)          (988,554)          (46,828)             6,548
NET ASSETS:
   Beginning of year..............         3,716,077          4,704,631           313,252           306,704
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      3,555,467  $       3,716,077  $        266,424  $        313,252
                                    ================  =================  ================  ================


                                       FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP GROWTH OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -------------------------------------
                                          2018              2017                2018              2017
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,792  $        (2,316)   $         (2,056)  $        (1,513)
   Net realized gains (losses)....           314,167           188,731              38,670            19,291
   Change in unrealized gains
     (losses) on investments......         (856,339)           426,095            (21,250)            20,663
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (516,380)           612,510              15,364            38,441
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               549             1,388                  --                --
   Net transfers (including fixed
     account).....................            44,179            32,746             (2,207)           (1,099)
   Contract charges...............          (19,916)          (20,904)                (80)              (86)
   Transfers for contract benefits
     and terminations.............         (656,296)         (781,452)            (67,139)           (1,677)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (631,484)         (768,222)            (69,426)           (2,862)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,147,864)         (155,712)            (54,062)            35,579
NET ASSETS:
   Beginning of year..............         5,799,280         5,954,992             154,749           119,170
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $      4,651,416  $      5,799,280   $         100,687  $        154,749
                                    ================  ================   =================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP       INVESCO V.I. INTERNATIONAL GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018               2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         251,842  $        249,037  $         18,323  $        (9,234)
   Net realized gains (losses)....             73,654           102,104           214,379           197,913
   Change in unrealized gains
     (losses) on investments......        (3,787,844)         2,613,275       (1,109,622)           828,599
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (3,462,348)         2,964,416         (876,920)         1,017,278
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,457           114,104             3,464            17,313
   Net transfers (including fixed
     account).....................            637,767         (318,089)           189,355            90,517
   Contract charges...............           (61,263)          (67,002)          (16,084)          (17,351)
   Transfers for contract benefits
     and terminations.............        (1,635,883)       (1,785,504)         (454,115)         (581,859)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (936,922)       (2,056,491)         (277,380)         (491,380)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (4,399,270)           907,925       (1,154,300)           525,898
NET ASSETS:
   Beginning of year..............         21,326,773        20,418,848         5,482,419         4,956,521
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,927,503  $     21,326,773  $      4,328,119  $      5,482,419
                                    =================  ================  ================  ================


                                           PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2018              2017
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        172,914  $         179,924
   Net realized gains (losses)....             5,512             33,181
   Change in unrealized gains
     (losses) on investments......         (373,912)             51,368
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (195,486)            264,473
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             8,886              1,382
   Net transfers (including fixed
     account).....................           104,084             98,574
   Contract charges...............          (19,994)           (22,036)
   Transfers for contract benefits
     and terminations.............         (553,639)          (725,787)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (460,663)          (647,867)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (656,149)          (383,394)
NET ASSETS:
   Beginning of year..............         5,032,186          5,415,580
                                    ----------------  -----------------
   End of year....................  $      4,376,037  $       5,032,186
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                           PIMCO VIT LOW DURATION               PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2018              2017              2018              2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          18,217  $       (18,923)  $       (67,171)  $         145,662
   Net realized gains (losses).....           (56,078)           (9,219)         2,056,146          2,152,365
   Change in unrealized gains
     (losses) on investments.......           (55,159)             9,494       (3,690,251)          1,020,271
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (93,020)          (18,648)       (1,701,276)          3,318,298
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              1,883             1,040           122,583             13,335
   Net transfers (including fixed
     account)......................        (1,023,287)            69,917         (380,167)          (560,305)
   Contract charges................           (31,321)          (32,560)          (48,076)           (50,170)
   Transfers for contract benefits
     and terminations..............        (1,154,332)         (559,890)       (2,199,096)        (2,881,319)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (2,207,057)         (521,493)       (2,504,756)        (3,478,459)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,300,077)         (540,141)       (4,206,032)          (160,161)
NET ASSETS:
   Beginning of year...............          7,755,436         8,295,577        20,735,893         20,896,054
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $       5,455,359  $      7,755,436  $     16,529,861  $      20,735,893
                                     =================  ================  ================  =================

                                                                                        RUSSELL
                                        PUTNAM VT SUSTAINABLE LEADERS        GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (31,932)  $        (12,524)  $         13,187  $          10,791
   Net realized gains (losses).....           400,823            237,439           (4,753)              8,093
   Change in unrealized gains
     (losses) on investments.......         (405,631)            286,050          (38,766)             32,143
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (36,740)            510,965          (30,332)             51,027
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            29,987             27,983               123                126
   Net transfers (including fixed
     account)......................         (112,206)          (107,837)          (11,444)             12,404
   Contract charges................           (1,499)            (1,641)              (95)              (104)
   Transfers for contract benefits
     and terminations..............         (157,510)          (105,123)          (95,837)          (110,490)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (241,228)          (186,618)         (107,253)           (98,064)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (277,968)            324,347         (137,585)           (47,037)
NET ASSETS:
   Beginning of year...............         2,244,881          1,920,534           495,679            542,716
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      1,966,913  $       2,244,881  $        358,094  $         495,679
                                     ================  =================  ================  =================

                                                   RUSSELL
                                       INTERNATIONAL DEVELOPED MARKETS         RUSSELL STRATEGIC BOND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2018              2017              2018               2017
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          4,804  $         26,369  $          24,595  $        (2,652)
   Net realized gains (losses).....           198,369           162,645           (36,674)          (10,689)
   Change in unrealized gains
     (losses) on investments.......         (536,440)           326,580           (87,277)           127,215
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (333,267)           515,594           (99,356)           113,874
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               205               210              3,280             3,360
   Net transfers (including fixed
     account)......................          (26,938)           (4,607)          (316,504)           154,236
   Contract charges................             (493)             (568)              (684)             (880)
   Transfers for contract benefits
     and terminations..............         (343,432)         (654,610)          (883,105)       (1,367,993)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (370,658)         (659,575)        (1,197,013)       (1,211,277)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         (703,925)         (143,981)        (1,296,369)       (1,097,403)
NET ASSETS:
   Beginning of year...............         2,362,328         2,506,309          4,220,281         5,317,684
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $      1,658,403  $      2,362,328  $       2,923,912  $      4,220,281
                                     ================  ================  =================  ================


                                        RUSSELL U.S. SMALL CAP EQUITY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (10,657)  $        (14,388)
   Net realized gains (losses).....            199,207            125,737
   Change in unrealized gains
     (losses) on investments.......          (321,937)             41,081
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (133,387)            152,430
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --
   Net transfers (including fixed
     account)......................           (34,171)           (12,762)
   Contract charges................              (311)              (361)
   Transfers for contract benefits
     and terminations..............          (105,200)          (283,878)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (139,682)          (297,001)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (273,069)          (144,571)
NET ASSETS:
   Beginning of year...............          1,171,613          1,316,184
                                     -----------------  -----------------
   End of year.....................  $         898,544  $       1,171,613
                                     =================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                                            RUSSELL U.S.
                                                                                                          STRATEGIC EQUITY
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                       2018              2017
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $        (16,589)  $        (23,724)
   Net realized gains (losses)................................................................          1,228,496            919,005
   Change in unrealized gains
      (losses) on investments.................................................................        (1,822,264)            279,985
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations.......................................................................          (610,357)          1,175,266
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners....................................................................                492                504
   Net transfers (including fixed
      account)................................................................................          (139,423)          (158,378)
   Contract charges...........................................................................            (1,515)            (1,664)
   Transfers for contract benefits
      and terminations........................................................................          (706,093)        (1,582,890)
                                                                                                -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................          (846,539)        (1,742,428)
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets.........................................................................        (1,456,896)          (567,162)
NET ASSETS:
   Beginning of year..........................................................................          6,494,091          7,061,253
                                                                                                -----------------  -----------------
   End of year................................................................................  $       5,037,195  $       6,494,091
                                                                                                =================  =================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support MLI-MO's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
   Insurance Funds) ("Invesco V.I.")                       Franklin Templeton Variable Insurance Products Trust
American Funds Insurance Series(R) ("American Funds(R)")     ("FTVIPT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust I ("BHFTI")*                       Putnam Variable Trust ("Putnam VT")
Brighthouse Funds Trust II ("BHFTII")*                     Russell Investment Funds ("Russell")
Deutsche DWS Variable Series II ("DWS")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

American Funds(R) Global Growth Sub-Account            BHFTI Brighthouse Asset Allocation 100 Sub-Account
American Funds(R) Global Small Capitalization          BHFTI Brighthouse Balanced Plus Sub-Account
   Sub-Account                                         BHFTI Brighthouse Small Cap Value Sub-Account (a)
American Funds(R) Growth Sub-Account                   BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI AB Global Dynamic Allocation Sub-Account           Equity Sub-Account (a)
BHFTI American Funds(R) Balanced Allocation            BHFTI Brighthouse/Eaton Vance Floating Rate
   Sub-Account                                           Sub-Account
BHFTI American Funds(R) Growth Allocation              BHFTI Brighthouse/Franklin Low Duration Total
   Sub-Account                                           Return Sub-Account
BHFTI American Funds(R) Growth Sub-Account             BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation              Sub-Account
   Sub-Account                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Sub-Account               Sub-Account
BHFTI BlackRock Global Tactical Strategies             BHFTI Clarion Global Real Estate Sub-Account (a)
   Sub-Account                                         BHFTI ClearBridge Aggressive Growth
BHFTI BlackRock High Yield Sub-Account                   Sub-Account (a)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTI Fidelity Institutional Asset Management(R)         BHFTII Brighthouse/Dimensional International Small
   Government Income Sub-Account                            Company Sub-Account
BHFTI Harris Oakmark International Sub-Account           BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Balanced-Risk Allocation Sub-Account          Opportunities Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII Loomis Sayles Small Cap Growth Sub-Account
BHFTI JPMorgan Global Active Allocation Sub-Account      BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII MetLife Mid Cap Stock Index Sub-Account
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MetLife MSCI EAFE(R) Index Sub-Account
BHFTI MetLife Multi-Index Targeted Risk Sub-Account      BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII MetLife Stock Index Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII MFS(R) Total Return Sub-Account (a)
   Sub-Account (a)                                       BHFTII MFS(R) Value Sub-Account
BHFTI Oppenheimer Global Equity Sub-Account (a)          BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI PanAgora Global Diversified Risk Sub-Account       BHFTII T. Rowe Price Large Cap Growth
BHFTI PIMCO Inflation Protected Bond Sub-Account            Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BHFTII T. Rowe Price Small Cap Growth
BHFTI Schroders Global Multi-Asset Sub-Account              Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             BHFTII VanEck Global Natural Resources
BHFTI SSGA Growth ETF Sub-Account                           Sub-Account
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      BHFTII Western Asset Management Strategic Bond
BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)          Opportunities Sub-Account (a)
BHFTI Victory Sycamore Mid Cap Value                     BHFTII Western Asset Management U.S. Government
   Sub-Account (a)                                          Sub-Account
BHFTI Wells Capital Management Mid Cap Value             DWS Government & Agency Securities VIP
   Sub-Account                                              Sub-Account
BHFTII Baillie Gifford International Stock               Fidelity(R) VIP Equity-Income Sub-Account (a)
   Sub-Account (a)                                       Fidelity(R) VIP Growth Opportunities Sub-Account
BHFTII BlackRock Bond Income Sub-Account (a)             FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII BlackRock Capital Appreciation                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII BlackRock Ultra-Short Term Bond                   PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Putnam VT Equity Income Sub-Account
BHFTII Brighthouse Asset Allocation 20 Sub-Account       Putnam VT Sustainable Leaders Sub-Account (a)
BHFTII Brighthouse Asset Allocation 40 Sub-Account       Russell Global Real Estate Securities Sub-Account
BHFTII Brighthouse Asset Allocation 60 Sub-Account       Russell International Developed Markets Sub-Account
BHFTII Brighthouse Asset Allocation 80 Sub-Account       Russell Strategic Bond Sub-Account
BHFTII Brighthouse/Artisan Mid Cap Value                 Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Account had no net assets as of December 31, 2018

BlackRock Global Allocation V.I. Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account BHFTI Schroders Global Multi-Asset II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche II Government & Agency Securities VIP         DWS Government & Agency Securities VIP
Putnam VT Multi-Cap Growth Fund                        Putnam VT Sustainable Leaders Fund

TRUST NAME CHANGES:

Former Name                                                New Name

Deutsche Variable Series II                                Deutsche DWS Variable Series II

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain Contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     American Funds(R) Global Growth Sub-Account.................      3,798,255       83,800,973      11,554,224        11,576,247
     American Funds(R) Global Small Capitalization Sub-Account...      1,096,603       20,944,906       2,217,588         3,265,767
     American Funds(R) Growth Sub-Account........................      1,759,417       98,985,868      16,405,852        24,325,531
     BHFTI AB Global Dynamic Allocation Sub-Account..............      2,173,728       23,538,448         890,409         3,517,216
     BHFTI American Funds(R) Balanced Allocation Sub-Account.....     22,455,675      205,248,553      27,121,299        30,186,450
     BHFTI American Funds(R) Growth Allocation Sub-Account.......     26,230,917      233,070,745      23,913,173        32,979,115
     BHFTI American Funds(R) Growth Sub-Account..................      3,049,368       29,608,883       6,779,307         7,539,368
     BHFTI American Funds(R) Moderate Allocation Sub-Account.....     10,645,517       98,159,918       9,849,451        12,581,239
     BHFTI AQR Global Risk Balanced Sub-Account..................        905,977        9,286,312         894,593         1,664,126
     BHFTI BlackRock Global Tactical Strategies Sub-Account......      5,335,710       54,239,912       5,256,981         6,726,970
     BHFTI BlackRock High Yield Sub-Account......................      1,820,763       14,513,337       1,902,022         2,371,925
     BHFTI Brighthouse Asset Allocation 100 Sub-Account..........     11,439,422      114,062,237       9,400,851        22,393,963
     BHFTI Brighthouse Balanced Plus Sub-Account.................     11,745,177      125,078,734      15,948,282        12,507,209
     BHFTI Brighthouse Small Cap Value Sub-Account...............      3,046,684       45,270,478      10,306,005         5,633,069
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account...............................................      3,985,015       40,614,476       4,303,534         4,069,957
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account.....        313,882        3,220,769         506,203           608,648
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account...............................................      3,086,481       30,331,179       2,679,273         4,142,419
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account...............................................        435,247        4,839,632         326,475           673,806
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account...............................................        563,921        6,455,562       1,657,188         1,877,568
     BHFTI Clarion Global Real Estate Sub-Account................      2,458,857       29,253,352       2,488,881         3,579,367
     BHFTI ClearBridge Aggressive Growth Sub-Account.............      4,524,951       44,453,140       5,678,614        11,546,448
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account........................................        579,332        6,178,966       1,250,481           671,199
     BHFTI Harris Oakmark International Sub-Account..............      3,606,798       51,677,780       5,567,358        12,109,160
     BHFTI Invesco Balanced-Risk Allocation Sub-Account..........      1,385,624       14,067,880       1,974,635         3,902,444
     BHFTI Invesco Comstock Sub-Account..........................      6,980,424       78,425,511       9,774,850        14,303,026
     BHFTI Invesco Small Cap Growth Sub-Account..................      3,541,592       49,699,263       7,518,437         7,702,495
     BHFTI JPMorgan Core Bond Sub-Account........................      1,281,226       13,262,095       1,618,504         3,703,799
     BHFTI JPMorgan Global Active Allocation Sub-Account.........      1,364,922       15,235,998       2,659,847         2,065,643
     BHFTI JPMorgan Small Cap Value Sub-Account..................        519,278        7,632,676       1,078,078         1,453,576
     BHFTI Loomis Sayles Global Markets Sub-Account..............        737,088       10,127,156       1,674,389         1,500,149
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account.........        868,072       10,713,915       1,462,297         2,240,491
     BHFTI MFS(R) Research International Sub-Account.............      8,124,738       91,615,147       3,324,799        10,436,756
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account.............      3,108,451       36,540,622      12,899,365        11,132,459
     BHFTI Oppenheimer Global Equity Sub-Account.................      1,878,865       33,671,692       6,028,880         5,301,331
     BHFTI PanAgora Global Diversified Risk Sub-Account..........         57,398          616,898         127,233           548,466
     BHFTI PIMCO Inflation Protected Bond Sub-Account............      7,510,402       80,264,268       2,832,446         9,610,975
     BHFTI PIMCO Total Return Sub-Account........................     30,839,278      356,954,220      11,159,520        42,641,605
     BHFTI Schroders Global Multi-Asset Sub-Account..............        907,893       10,629,179       6,061,744         2,347,165
     BHFTI SSGA Growth and Income ETF Sub-Account................     10,665,918      118,047,393      10,271,214        19,318,068
     BHFTI SSGA Growth ETF Sub-Account...........................      3,572,622       39,559,690       4,065,067         6,440,859
     BHFTI T. Rowe Price Large Cap Value Sub-Account.............     15,470,476      409,743,770      60,268,461        69,228,980
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account..............      7,269,826       68,269,281      12,301,850        12,221,706
     BHFTI Victory Sycamore Mid Cap Value Sub-Account............      8,527,676      154,828,352      29,451,606        20,220,217
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account...............................................      1,205,079       15,554,337       1,561,811         2,271,743
     BHFTII Baillie Gifford International Stock Sub-Account......      1,208,811       12,154,303       1,126,373         1,699,851
     BHFTII BlackRock Bond Income Sub-Account....................        874,672       91,920,867       7,017,269        10,972,080
     BHFTII BlackRock Capital Appreciation Sub-Account...........        294,432        8,905,922       2,739,475         1,542,176
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........        511,355       51,241,340       9,697,218        12,894,708
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........      2,007,526       21,746,814      10,387,222         6,301,233
     BHFTII Brighthouse Asset Allocation 40 Sub-Account..........     80,049,728      957,986,498      49,563,070       127,338,522

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    180,002,028    2,274,015,839       125,946,954       269,703,772
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    108,045,570    1,488,199,675        95,428,997       187,172,833
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        129,148       28,181,420         2,238,835         4,259,023
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        368,124        5,081,830         1,222,563           486,994
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      7,703,986      222,290,738        19,924,819        39,258,609
     BHFTII Frontier Mid Cap Growth Sub-Account.................        232,487        6,988,656         1,137,055         1,189,344
     BHFTII Jennison Growth Sub-Account.........................      8,153,554      107,149,851        23,197,829        21,317,961
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........      1,146,244       13,042,611         3,342,602         2,928,595
     BHFTII MetLife Aggregate Bond Index Sub-Account............        599,452        6,415,218         1,388,715         1,514,933
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        409,767        7,107,769         1,055,013           720,084
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............        227,938        2,864,338           390,286           312,968
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........        285,068        5,354,327           966,634         1,339,524
     BHFTII MetLife Stock Index Sub-Account.....................      1,067,716       40,353,303         6,124,844         5,512,440
     BHFTII MFS(R) Total Return Sub-Account.....................        498,002       70,732,750         8,340,344        10,700,766
     BHFTII MFS(R) Value Sub-Account............................     11,251,369      161,545,102        15,198,428        18,584,596
     BHFTII Neuberger Berman Genesis Sub-Account................      1,943,031       30,841,650         6,437,841         6,622,943
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      2,954,490       57,024,812        15,903,750        12,627,337
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        660,499       11,988,957         1,837,054         2,254,563
     BHFTII VanEck Global Natural Resources Sub-Account.........        356,203        4,018,762           482,528           941,124
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     12,906,548      167,144,763        11,406,449        21,489,915
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................        311,069        3,686,220           294,766           403,294
     DWS Government & Agency Securities VIP Sub-Account.........         24,421          291,212            16,324            56,129
     Fidelity(R) VIP Equity-Income Sub-Account..................        233,902        4,944,628           598,345           939,127
     Fidelity(R) VIP Growth Opportunities Sub-Account...........          2,649           58,694             9,912            71,862
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,322,812       18,869,353         1,706,584         2,391,686
     Invesco V.I. International Growth Sub-Account..............        132,622        3,892,461           497,435           721,199
     PIMCO VIT High Yield Sub-Account...........................        601,110        4,576,466           816,692         1,104,465
     PIMCO VIT Low Duration Sub-Account.........................        541,209        5,603,990           217,866         2,406,722
     Putnam VT Equity Income Sub-Account........................        714,962       11,035,915         1,146,015         2,819,065
     Putnam VT Sustainable Leaders Sub-Account..................         57,629        1,430,358           326,160           321,715
     Russell Global Real Estate Securities Sub-Account..........         26,884          397,494            32,904           126,466
     Russell International Developed Markets Sub-Account........        165,180        1,856,306           256,374           465,149
     Russell Strategic Bond Sub-Account.........................        290,359        2,993,599           265,420         1,437,842
     Russell U.S. Small Cap Equity Sub-Account..................         75,763        1,033,583           199,914           173,909
     Russell U.S. Strategic Equity Sub-Account..................        383,933        5,815,918         1,244,986         1,023,212

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         AMERICAN FUNDS(R)              AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018            2017           2018           2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      1,966,417       2,325,225         558,251        628,933        354,990         412,462
Units issued and transferred
   from other funding options....        157,222          71,993          40,931         21,062         14,007          10,047
Units redeemed and transferred to
   other funding options.........      (273,490)       (430,801)        (78,694)       (91,744)       (61,907)        (67,519)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      1,850,149       1,966,417         520,488        558,251        307,090         354,990
                                   =============  ==============  ==============  =============  =============  ==============


                                          BHFTI AB GLOBAL            BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)
                                        DYNAMIC ALLOCATION             BALANCED ALLOCATION             GROWTH ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017           2018            2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      2,098,786       2,337,314      15,647,937     16,822,895     17,173,034      18,323,581
Units issued and transferred
   from other funding options....         50,821          90,137       1,293,783        870,925        764,230       1,130,558
Units redeemed and transferred to
   other funding options.........      (263,659)       (328,665)     (2,267,055)    (2,045,883)    (2,190,898)     (2,281,105)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      1,885,948       2,098,786      14,674,665     15,647,937     15,746,366      17,173,034
                                   =============  ==============  ==============  =============  =============  ==============

                                      BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)                BHFTI
                                              GROWTH                  MODERATE ALLOCATION        AQR GLOBAL RISK BALANCED
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,803,557      2,028,328      7,726,991      8,284,233        792,383        917,246
Units issued and transferred
   from other funding options....        135,855        161,911        292,879        411,713         15,397         65,380
Units redeemed and transferred to
   other funding options.........      (375,473)      (386,682)      (847,645)      (968,955)      (141,222)      (190,243)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,563,939      1,803,557      7,172,225      7,726,991        666,558        792,383
                                   =============  =============  =============  =============  =============  =============


                                           BHFTI BLACKROCK                BHFTI BLACKROCK               BHFTI BRIGHTHOUSE
                                     GLOBAL TACTICAL STRATEGIES             HIGH YIELD                ASSET ALLOCATION 100
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2018            2017            2018           2017            2018           2017
                                   --------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year..........       4,379,971       4,759,942        489,543         512,162      8,128,487      9,231,635
Units issued and transferred
   from other funding options....         127,298         199,200         56,733          56,095        198,212         86,926
Units redeemed and transferred to
   other funding options.........       (542,708)       (579,171)       (89,764)        (78,714)    (1,072,717)    (1,190,074)
                                   --------------  --------------  -------------  --------------  -------------  -------------
Units end of year................       3,964,561       4,379,971        456,512         489,543      7,253,982      8,128,487
                                   ==============  ==============  =============  ==============  =============  =============

                                                                                                                BHFTI
                                          BHFTI BRIGHTHOUSE               BHFTI BRIGHTHOUSE             BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                  SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       8,777,727       9,440,519       1,499,550       1,703,914       3,578,533       3,939,504
Units issued and transferred
   from other funding options....         299,304         434,392         290,572          58,835         503,869         322,326
Units redeemed and transferred to
   other funding options.........       (866,160)     (1,097,184)       (197,786)       (263,199)       (512,476)       (683,297)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       8,210,871       8,777,727       1,592,336       1,499,550       3,569,926       3,578,533
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                              BHFTI                          BHFTI                        BHFTI
                                     BRIGHTHOUSE/EATON VANCE         BRIGHTHOUSE/FRANKLIN         BRIGHTHOUSE/TEMPLETON
                                          FLOATING RATE            LOW DURATION TOTAL RETURN       INTERNATIONAL BOND
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2018           2017           2018            2017          2018            2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        285,317        302,346      3,052,302      2,993,090        360,230        361,455
Units issued and transferred
   from other funding options....         37,331         51,047        397,178        510,151         37,609         45,237
Units redeemed and transferred to
   other funding options.........       (50,628)       (68,076)      (563,768)      (450,939)       (61,328)       (46,462)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        272,020        285,317      2,885,712      3,052,302        336,511        360,230
                                   =============  =============  =============  =============  =============  =============

                                               BHFTI
                                      BRIGHTHOUSE/WELLINGTON                  BHFTI                   BHFTI CLEARBRIDGE
                                        LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                       2018            2017            2018           2017           2018            2017
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........        400,456         421,113       1,568,111      1,688,991      5,163,312      5,827,981
Units issued and transferred
   from other funding options....         32,995          44,508          99,943        119,020        189,390        187,303
Units redeemed and transferred to
   other funding options.........       (84,610)        (65,165)       (221,109)      (239,900)      (703,435)      (851,972)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................        348,841         400,456       1,446,945      1,568,111      4,649,267      5,163,312
                                   =============  ==============  ==============  =============  =============  =============


                                   BHFTI FIDELITY INSTITUTIONAL
                                        ASSET MANAGEMENT(R)                   BHFTI                       BHFTI INVESCO
                                         GOVERNMENT INCOME        HARRIS OAKMARK INTERNATIONAL      BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018           2017            2018            2017
                                   --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........         491,590        523,252      2,145,220       2,406,649      13,074,325      13,924,976
Units issued and transferred
   from other funding options....         119,427         83,351        172,262         139,103         808,852       2,016,804
Units redeemed and transferred to
   other funding options.........        (72,424)      (115,013)      (506,018)       (400,532)     (3,242,044)     (2,867,455)
                                   --------------  -------------  -------------  --------------  --------------  --------------
Units end of year................         538,593        491,590      1,811,464       2,145,220      10,641,133      13,074,325
                                   ==============  =============  =============  ==============  ==============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                          BHFTI INVESCO                BHFTI JPMORGAN
                                        BHFTI INVESCO COMSTOCK          SMALL CAP GROWTH                  CORE BOND
                                              SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2018           2017          2018           2017            2018          2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      5,381,438      6,085,911      1,576,249      1,791,853      1,387,089      1,192,318
Units issued and transferred
   from other funding options......        217,982        261,717         76,873         48,487        169,811        353,904
Units redeemed and transferred to
   other funding options...........      (767,519)      (966,190)      (247,024)      (264,091)      (377,656)      (159,133)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      4,831,901      5,381,438      1,406,098      1,576,249      1,179,244      1,387,089
                                     =============  =============  =============  =============  =============  =============


                                            BHFTI JPMORGAN               BHFTI JPMORGAN                  BHFTI LOOMIS
                                       GLOBAL ACTIVE ALLOCATION          SMALL CAP VALUE             SAYLES GLOBAL MARKETS
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018            2017           2018          2017            2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     11,548,791     11,950,928        369,732        370,317        624,052        651,629
Units issued and transferred
   from other funding options......      1,261,955        782,198         35,037         67,726         35,878         71,182
Units redeemed and transferred to
   other funding options...........    (1,536,222)    (1,184,335)       (69,368)       (68,311)       (67,737)       (98,759)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     11,274,524     11,548,791        335,401        369,732        592,193        624,052
                                     =============  =============  =============  =============  =============  =============

                                           BHFTI METLIFE                     BHFTI                   BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK   MFS(R) RESEARCH INTERNATIONAL          MID CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  ------------------------------  -----------------------------
                                        2018           2017           2018           2017            2018            2017
                                   -------------  -------------   -------------  -------------   -------------  --------------

Units beginning of year..........      6,436,270      2,797,436       5,405,160      6,134,222       2,510,513       2,899,820
Units issued and transferred
   from other funding options....        274,043      4,176,402         259,197        249,788         121,172         109,583
Units redeemed and transferred to
   other funding options.........    (1,037,694)      (537,568)       (639,799)      (978,850)       (453,372)       (498,890)
                                   -------------  -------------   -------------  -------------   -------------  --------------
Units end of year................      5,672,619      6,436,270       5,024,558      5,405,160       2,178,313       2,510,513
                                   =============  =============   =============  =============   =============  ==============


                                        BHFTI OPPENHEIMER                BHFTI PANAGORA                   BHFTI PIMCO
                                          GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2018           2017            2018            2017            2018           2017
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........      2,006,511      2,375,953         980,593       1,024,246      5,338,606      5,428,636
Units issued and transferred
   from other funding options....        147,562         80,089          51,893         233,566        392,437        660,714
Units redeemed and transferred to
   other funding options.........      (279,263)      (449,531)       (496,825)       (277,219)      (871,934)      (750,744)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................      1,874,810      2,006,511         535,661         980,593      4,859,109      5,338,606
                                   =============  =============  ==============  ==============  =============  =============

                                                 BHFTI                    BHFTI SCHRODERS                BHFTI SSGA
                                          PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF
                                              SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2018           2017          2018            2017          2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     20,037,478     20,696,610      5,547,511      5,999,349      7,942,940      8,781,559
Units issued and transferred
   from other funding options......      1,404,128      1,863,352      4,040,037        668,865        135,768        146,684
Units redeemed and transferred to
   other funding options...........    (3,122,898)    (2,522,484)    (1,760,665)    (1,120,703)    (1,062,756)      (985,303)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     18,318,708     20,037,478      7,826,883      5,547,511      7,015,952      7,942,940
                                     =============  =============  =============  =============  =============  =============


                                                                       BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE
                                         BHFTI SSGA GROWTH ETF           LARGE CAP VALUE                MID CAP GROWTH
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018            2017           2018          2017            2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      2,709,188      3,010,392      5,396,442      6,154,931      3,555,842      3,917,608
Units issued and transferred
   from other funding options......         55,035        206,516        116,582        132,548        114,748        184,438
Units redeemed and transferred to
   other funding options...........      (344,250)      (507,720)      (704,522)      (891,037)      (523,413)      (546,204)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      2,419,973      2,709,188      4,808,502      5,396,442      3,147,177      3,555,842
                                     =============  =============  =============  =============  =============  =============

                                            BHFTI VICTORY               BHFTI WELLS CAPITAL              BHFTII BAILLIE
                                       SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE      GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2018            2017            2018           2017            2018           2017
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........       3,671,304       4,094,702         625,533        680,872       1,019,937      1,223,325
Units issued and transferred
   from other funding options....         118,716         175,345          25,253         31,918         117,769         74,776
Units redeemed and transferred to
   other funding options.........       (496,901)       (598,743)        (99,301)       (87,257)       (143,829)      (278,164)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................       3,293,119       3,671,304         551,485        625,533         993,877      1,019,937
                                   ==============  ==============  ==============  =============  ==============  =============


                                              BHFTII                   BHFTII BLACKROCK              BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME         CAPITAL APPRECIATION          ULTRA-SHORT TERM BOND
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,331,858      1,339,462      1,282,351      1,443,013      5,800,845      6,971,036
Units issued and transferred
   from other funding options....        142,306        185,668         51,595         69,773      1,282,644        835,156
Units redeemed and transferred to
   other funding options.........      (230,608)      (193,272)      (146,996)      (230,435)    (1,594,433)    (2,005,347)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,243,556      1,331,858      1,186,950      1,282,351      5,489,056      5,800,845
                                   =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                        BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 20             ASSET ALLOCATION 40            ASSET ALLOCATION 60
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018           2017            2018            2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,167,711        967,598      61,035,350      68,430,242    128,955,524     141,782,418
Units issued and transferred
   from other funding options....         699,596        759,366         841,382       1,025,875      1,846,135       1,962,875
Units redeemed and transferred to
   other funding options.........       (466,445)      (559,253)     (7,693,878)     (8,420,767)   (14,795,694)    (14,789,769)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,400,862      1,167,711      54,182,854      61,035,350    116,005,965     128,955,524
                                   ==============  =============  ==============  ==============  =============  ==============


                                                                              BHFTII                          BHFTII
                                         BHFTII BRIGHTHOUSE             BRIGHTHOUSE/ARTISAN           BRIGHTHOUSE/DIMENSIONAL
                                         ASSET ALLOCATION 80               MID CAP VALUE            INTERNATIONAL SMALL COMPANY
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      84,293,005      94,037,132      1,397,872       1,583,111         180,443         221,680
Units issued and transferred
   from other funding options....       1,464,078       1,320,703         45,798          42,421          37,282          30,148
Units redeemed and transferred to
   other funding options.........     (9,578,615)    (11,064,830)      (184,130)       (227,660)        (24,967)        (71,385)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      76,178,468      84,293,005      1,259,540       1,397,872         192,758         180,443
                                   ==============  ==============  =============  ==============  ==============  ==============

                                               BHFTII
                                       BRIGHTHOUSE/WELLINGTON                 BHFTII
                                      CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH         BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       8,065,026       9,007,829        334,543         404,243       5,851,692       6,806,523
Units issued and transferred
   from other funding options....         158,335         251,610         13,060           8,707         328,589         225,824
Units redeemed and transferred to
   other funding options.........     (1,151,416)     (1,194,413)       (47,756)        (78,407)       (994,727)     (1,180,655)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       7,071,945       8,065,026        299,847         334,543       5,185,554       5,851,692
                                   ==============  ==============  =============  ==============  ==============  ==============



                                          BHFTII LOOMIS                     BHFTII                    BHFTII METLIFE
                                     SAYLES SMALL CAP GROWTH     METLIFE AGGREGATE BOND INDEX       MID CAP STOCK INDEX
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  -----------------------------  ----------------------------
                                       2018           2017            2018           2017           2018           2017
                                   -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year..........        663,494        766,457         380,179        361,670        235,340        206,200
Units issued and transferred
   from other funding options....         65,652         28,823          83,347         89,124         13,038         59,297
Units redeemed and transferred to
   other funding options.........      (130,395)      (131,786)        (98,665)       (70,615)       (20,867)       (30,157)
                                   -------------  -------------   -------------  -------------  -------------  -------------
Units end of year................        598,751        663,494         364,861        380,179        227,511        235,340
                                   =============  =============   =============  =============  =============  =============

                                            BHFTII METLIFE               BHFTII METLIFE                 BHFTII METLIFE
                                          MSCI EAFE(R) INDEX          RUSSELL 2000(R) INDEX               STOCK INDEX
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2018           2017          2018           2017            2018          2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        196,043        190,960        201,681        184,537      2,193,082      2,342,862
Units issued and transferred
   from other funding options......         22,305         42,381         19,022        118,151        130,553        180,953
Units redeemed and transferred to
   other funding options...........       (19,537)       (37,298)       (42,383)      (101,007)      (230,161)      (330,733)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        198,811        196,043        178,320        201,681      2,093,474      2,193,082
                                     =============  =============  =============  =============  =============  =============


                                                                                                            BHFTII
                                     BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018           2017            2018           2017          2018            2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      1,706,359      1,883,922      5,592,115      6,204,163      1,442,099      1,622,186
Units issued and transferred
   from other funding options......         53,492        100,052        272,923        237,692         63,099         72,812
Units redeemed and transferred to
   other funding options...........      (233,368)      (277,615)      (716,868)      (849,740)      (220,081)      (252,899)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      1,526,483      1,706,359      5,148,170      5,592,115      1,285,117      1,442,099
                                     =============  =============  =============  =============  =============  =============


                                       BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE              BHFTII VANECK
                                         LARGE CAP GROWTH              SMALL CAP GROWTH          GLOBAL NATURAL RESOURCES
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,387,060      2,648,316        381,890        383,309        320,499        296,411
Units issued and transferred
   from other funding options....        176,285        173,922         11,937         57,594         55,816         91,509
Units redeemed and transferred to
   other funding options.........      (458,374)      (435,178)       (47,547)       (59,013)       (81,262)       (67,421)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      2,104,971      2,387,060        346,280        381,890        295,053        320,499
                                   =============  =============  =============  =============  =============  =============


                                              BHFTII
                                     WESTERN ASSET MANAGEMENT         BHFTII WESTERN ASSET            DWS GOVERNMENT &
                                   STRATEGIC BOND OPPORTUNITIES    MANAGEMENT U.S. GOVERNMENT       AGENCY SECURITIES VIP
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2018           2017            2018           2017           2018           2017
                                   -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year..........      5,536,769      6,144,561         220,773        281,647         17,638         17,308
Units issued and transferred
   from other funding options....        287,682        320,828          19,195         75,052            526            693
Units redeemed and transferred to
   other funding options.........      (796,117)      (928,620)        (26,129)      (135,926)        (3,018)          (363)
                                   -------------  -------------   -------------  -------------  -------------  -------------
Units end of year................      5,028,334      5,536,769         213,839        220,773         15,146         17,638
                                   =============  =============   =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                      FIDELITY(R) VIP GROWTH            FTVIPT TEMPLETON
                                   FIDELITY(R) VIP EQUITY-INCOME           OPPORTUNITIES                   FOREIGN VIP
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2018           2017             2018           2017           2018            2017
                                   -------------  --------------   --------------  -------------  -------------  -------------

Units beginning of year..........        214,350         240,861            6,893          7,041      1,141,652      1,247,219
Units issued and transferred
   from other funding options....         10,272           7,371                8              4         83,904         24,327
Units redeemed and transferred to
   other funding options.........       (33,378)        (33,882)          (2,857)          (152)      (138,288)      (129,894)
                                   -------------  --------------   --------------  -------------  -------------  -------------
Units end of year................        191,244         214,350            4,044          6,893      1,087,268      1,141,652
                                   =============  ==============   ==============  =============  =============  =============


                                    INVESCO V.I. INTERNATIONAL
                                              GROWTH                  PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........         210,700        230,766        218,034         246,210         530,918        566,101
Units issued and transferred
   from other funding options....          19,176         11,615         29,028          14,200          13,966         16,226
Units redeemed and transferred to
   other funding options.........        (30,854)       (31,681)       (49,275)        (42,376)       (167,950)       (51,409)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................         199,022        210,700        197,787         218,034         376,934        530,918
                                   ==============  =============  =============  ==============  ==============  =============

                                                                              PUTNAM VT             RUSSELL GLOBAL REAL ESTATE
                                      PUTNAM VT EQUITY INCOME            SUSTAINABLE LEADERS                SECURITIES
                                            SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         586,901         695,231          77,169          84,259          12,217          14,749
Units issued and transferred
   from other funding options....           7,663          15,056           1,626           1,790             392             360
Units redeemed and transferred to
   other funding options.........        (77,558)       (123,386)         (9,226)         (8,880)         (3,115)         (2,892)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         517,006         586,901          69,569          77,169           9,494          12,217
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                       RUSSELL INTERNATIONAL                                               RUSSELL U.S.
                                         DEVELOPED MARKETS           RUSSELL STRATEGIC BOND              SMALL CAP EQUITY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2018           2017            2018            2017            2018            2017
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........        115,748         151,347         208,294         268,809          46,475          59,458
Units issued and transferred
   from other funding options....          3,733           4,147          11,501          12,250             834           1,119
Units redeemed and transferred to
   other funding options.........       (22,672)        (39,746)        (72,241)        (72,765)         (6,244)        (14,102)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         96,809         115,748         147,554         208,294          41,065          46,475
                                   =============  ==============  ==============  ==============  ==============  ==============

                                          RUSSELL U.S. STRATEGIC EQUITY
                                                   SUB-ACCOUNT
                                         -------------------------------
                                              2018             2017
                                         --------------  ---------------

Units beginning of year................         251,011          325,131
Units issued and transferred
   from other funding options..........           3,744            1,779
Units redeemed and transferred to
   other funding options...............        (36,227)         (75,899)
                                         --------------  ---------------
Units end of year......................         218,528          251,011
                                         ==============  ===============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31,2018:

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  American Funds(R) Global        2018     1,850,149     41.97 - 53.85      96,855,465
     Growth Sub-Account           2017     1,966,417     47.03 - 59.65     114,161,057
                                  2016     2,325,225     36.46 - 45.71     103,643,942
                                  2015     2,439,297     36.93 - 45.77     108,934,361
                                  2014     2,751,181     35.19 - 43.13     115,995,281

  American Funds(R) Global Small  2018       520,488     36.17 - 45.89      23,204,077
     Capitalization Sub-Account   2017       558,251     41.22 - 51.69      28,045,030
                                  2016       628,933     33.37 - 41.36      25,322,977
                                  2015       661,511     33.31 - 40.82      26,320,768
                                  2014       715,805     33.86 - 41.02      28,663,774

  American Funds(R) Growth        2018       307,090   281.13 - 420.04     122,244,250
     Sub-Account                  2017       354,990   287.27 - 424.27     143,094,780
                                  2016       412,462   228.20 - 333.19     130,932,854
                                  2015       452,298   212.42 - 306.61     132,364,951
                                  2014       514,976   202.60 - 289.09     142,491,652

  BHFTI AB Global Dynamic         2018     1,885,948     12.10 - 13.42      24,867,403
     Allocation Sub-Account       2017     2,098,786     13.28 - 14.54      30,016,919
                                  2016     2,337,314     11.94 - 12.89      29,737,529
                                  2015     2,509,143     11.77 - 12.54      31,148,630
                                  2014     2,654,329     11.95 - 12.56      33,083,814

  BHFTI American Funds(R)         2018    14,674,665     13.50 - 14.94     212,430,647
     Balanced Allocation          2017    15,647,937     14.43 - 15.82     240,479,236
     Sub-Account                  2016    16,822,895     12.63 - 13.71     224,761,044
                                  2015    17,709,534     11.98 - 12.89     223,038,172
                                  2014    19,698,968     12.34 - 13.15     253,918,639

  BHFTI American Funds(R)         2018    15,746,366     13.84 - 15.48     236,340,534
     Growth Allocation            2017    17,173,034     15.03 - 16.64     277,986,780
     Sub-Account                  2016    18,323,581     12.68 - 13.90     248,344,539
                                  2015    19,442,122     11.92 - 12.92     245,750,884
                                  2014    20,467,140     12.29 - 13.19     264,823,495

  BHFTI American Funds(R)         2018     1,563,939     17.29 - 19.34      29,243,383
     Growth Sub-Account           2017     1,803,557     17.79 - 19.69      34,515,126
                                  2016     2,028,328     14.24 - 15.60      30,849,664
                                  2015     2,207,865     13.36 - 14.48      31,283,615
                                  2014     2,298,588     12.84 - 13.78      31,030,886

  BHFTI American Funds(R)         2018     7,172,225     12.89 - 14.20      98,790,377
     Moderate Allocation          2017     7,726,991     13.65 - 14.89     111,985,572
     Sub-Account                  2016     8,284,233     12.35 - 13.36     107,998,955
                                  2015     8,704,425     11.80 - 12.64     107,696,619
                                  2014     9,534,377     12.15 - 12.90     120,682,614

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  American Funds(R) Global        2018      0.67         0.75 - 1.90      (10.77) - (9.73)
     Growth Sub-Account           2017      0.63         0.75 - 1.90         29.00 - 30.49
                                  2016      0.91         0.75 - 1.90       (1.27) - (0.13)
                                  2015      0.98         0.75 - 1.90           4.92 - 6.14
                                  2014      1.15         0.75 - 1.90           0.39 - 1.55

  American Funds(R) Global Small  2018      0.08         0.75 - 1.90     (12.24) - (11.22)
     Capitalization Sub-Account   2017      0.43         0.75 - 1.90         23.53 - 24.96
                                  2016      0.25         0.75 - 1.90           0.18 - 1.34
                                  2015        --         0.75 - 1.90       (1.62) - (0.48)
                                  2014      0.12         0.75 - 1.90           0.20 - 1.36

  American Funds(R) Growth        2018      0.42         0.75 - 1.90       (2.14) - (1.00)
     Sub-Account                  2017      0.49         0.75 - 1.90         25.89 - 27.34
                                  2016      0.76         0.75 - 1.90           7.43 - 8.67
                                  2015      0.58         0.75 - 1.90           4.85 - 6.06
                                  2014      0.78         0.75 - 1.90           6.47 - 7.70

  BHFTI AB Global Dynamic         2018      1.64         0.75 - 2.10       (8.91) - (7.67)
     Allocation Sub-Account       2017      1.47         0.75 - 2.10         11.26 - 12.77
                                  2016      1.58         0.75 - 2.10           1.44 - 2.82
                                  2015      3.29         0.75 - 2.10       (1.51) - (0.17)
                                  2014      1.82         0.75 - 2.10           5.12 - 6.55

  BHFTI American Funds(R)         2018      1.45         1.30 - 2.25       (6.45) - (5.55)
     Balanced Allocation          2017      1.47         1.30 - 2.25         14.26 - 15.35
     Sub-Account                  2016      1.62         1.30 - 2.25           5.41 - 6.42
                                  2015      1.41         1.30 - 2.25       (2.91) - (1.99)
                                  2014      1.27         1.30 - 2.25           3.69 - 4.68

  BHFTI American Funds(R)         2018      1.21         1.30 - 2.35       (7.97) - (6.99)
     Growth Allocation            2017      1.25         1.30 - 2.35         18.54 - 19.78
     Sub-Account                  2016      1.29         1.30 - 2.35           6.43 - 7.55
                                  2015      1.31         1.30 - 2.35       (3.06) - (2.04)
                                  2014      1.02         1.30 - 2.35           3.92 - 5.01

  BHFTI American Funds(R)         2018      0.39         1.30 - 2.35       (2.82) - (1.79)
     Growth Sub-Account           2017      0.40         1.30 - 2.35         24.94 - 26.25
                                  2016      0.29         1.30 - 2.35           6.57 - 7.69
                                  2015      0.85         1.30 - 2.35           4.02 - 5.12
                                  2014      0.55         1.30 - 2.35           5.67 - 6.79

  BHFTI American Funds(R)         2018      1.72         1.30 - 2.20       (5.53) - (4.67)
     Moderate Allocation          2017      1.76         1.30 - 2.20         10.51 - 11.51
     Sub-Account                  2016      1.91         1.30 - 2.20           4.68 - 5.63
                                  2015      1.48         1.30 - 2.20       (2.89) - (2.01)
                                  2014      1.45         1.30 - 2.20           3.79 - 4.72

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  BHFTI AQR Global Risk          2018       666,558     9.61 - 11.38      7,193,407
     Balanced Sub-Account        2017       792,383    10.43 - 12.24      9,284,950
                                 2016       917,246    10.34 - 11.23      9,918,414
                                 2015     1,002,811     9.70 - 10.38     10,103,496
                                 2014     1,180,403    10.96 - 11.57     13,331,418

  BHFTI BlackRock Global         2018     3,964,561    11.50 - 12.76     49,195,191
     Tactical Strategies         2017     4,379,971    12.65 - 13.85     59,214,138
     Sub-Account                 2016     4,759,942    11.37 - 12.31     57,468,349
                                 2015     5,126,239    11.10 - 11.88     59,888,787
                                 2014     5,433,425    11.36 - 11.98     64,277,237

  BHFTI BlackRock High Yield     2018       456,512    23.94 - 33.10     13,018,379
     Sub-Account                 2017       489,543    25.20 - 34.33     14,586,572
                                 2016       512,162    23.90 - 32.10     14,337,055
                                 2015       577,469    21.44 - 28.38     14,342,425
                                 2014       609,988    22.84 - 29.80     16,004,507

  BHFTI Brighthouse Asset        2018     7,253,982    15.46 - 20.10    130,294,981
     Allocation 100 Sub-Account  2017     8,128,487    17.43 - 22.52    164,891,503
                                 2016     9,231,635    14.38 - 18.46    154,829,188
                                 2015    10,516,473    13.38 - 17.07    164,241,529
                                 2014    11,741,945    13.85 - 17.55    190,098,691

  BHFTI Brighthouse Balanced     2018     8,210,871    12.78 - 14.45    116,512,104
     Plus Sub-Account            2017     8,777,727    14.12 - 15.72    135,770,059
                                 2016     9,440,519    12.22 - 13.38    124,545,194
                                 2015     9,868,677    11.54 - 12.44    121,397,195
                                 2014    10,108,081    12.39 - 13.07    130,987,679

  BHFTI Brighthouse Small Cap    2018     1,592,336    23.25 - 30.89     40,807,551
     Value Sub-Account           2017     1,499,550    28.09 - 36.85     46,628,169
                                 2016     1,703,914    25.74 - 33.37     48,205,759
                                 2015     1,932,375    20.08 - 25.72     42,344,849
                                 2014     2,229,469    21.73 - 27.52     52,562,409

  BHFTI Brighthouse/Aberdeen     2018     3,569,926     9.05 - 18.56     37,677,246
     Emerging Markets Equity     2017     3,578,533    10.80 - 21.87     44,628,773
     Sub-Account                 2016     3,939,504     8.62 - 17.24     38,793,731
                                 2015     4,322,870     7.91 - 15.64     38,672,360
                                 2014     4,494,197     9.40 - 18.37     47,209,408

  BHFTI Brighthouse/Eaton        2018       272,020    10.86 - 11.90      3,116,808
     Vance Floating Rate         2017       285,317    11.09 - 12.02      3,316,226
     Sub-Account                 2016       302,346    10.95 - 11.74      3,446,358
                                 2015       325,945    10.26 - 10.89      3,469,835
                                 2014       375,721    10.59 - 11.12      4,103,881

  BHFTI Brighthouse/Franklin     2018     2,885,712     9.27 - 10.36     29,105,462
     Low Duration Total Return   2017     3,052,302     9.44 - 10.40     30,979,269
     Sub-Account                 2016     2,993,090     9.52 - 10.34     30,300,971
                                 2015     3,199,892     9.43 - 10.10     31,741,708
                                 2014     3,042,569     9.70 - 10.24     30,718,840

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI AQR Global Risk          2018       0.38        0.75 - 2.20       (8.40) - (7.05)
     Balanced Sub-Account        2017       1.73        0.75 - 2.20           7.42 - 8.98
                                 2016         --        0.75 - 2.20           6.59 - 8.15
                                 2015       5.65        0.75 - 2.20     (11.54) - (10.25)
                                 2014         --        0.75 - 2.20           1.73 - 3.22

  BHFTI BlackRock Global         2018       1.41        0.75 - 2.10       (9.12) - (7.88)
     Tactical Strategies         2017       0.67        0.75 - 2.10         10.96 - 12.46
     Sub-Account                 2016       1.46        0.75 - 2.15           2.21 - 3.65
                                 2015       1.55        0.75 - 2.20       (2.28) - (0.85)
                                 2014       1.09        0.75 - 2.20           3.61 - 5.12

  BHFTI BlackRock High Yield     2018       4.94        0.75 - 2.20       (5.00) - (3.60)
     Sub-Account                 2017       5.49        0.75 - 2.20           5.42 - 6.96
                                 2016       6.53        0.75 - 2.20         11.50 - 13.13
                                 2015       7.94        0.75 - 2.20       (6.14) - (4.76)
                                 2014       5.93        0.75 - 2.20           1.05 - 2.52

  BHFTI Brighthouse Asset        2018       1.03        0.75 - 2.35     (12.17) - (10.74)
     Allocation 100 Sub-Account  2017       1.23        0.75 - 2.35         20.09 - 22.02
                                 2016       2.27        0.75 - 2.35           6.45 - 8.16
                                 2015       1.30        0.75 - 2.35       (4.28) - (2.74)
                                 2014       0.73        0.75 - 2.35           2.65 - 4.30

  BHFTI Brighthouse Balanced     2018       1.66        0.75 - 2.35       (9.53) - (8.06)
     Plus Sub-Account            2017       1.54        0.75 - 2.35         15.59 - 17.45
                                 2016       2.85        0.75 - 2.35           5.85 - 7.56
                                 2015       2.11        0.75 - 2.35       (6.32) - (4.80)
                                 2014       1.75        0.75 - 2.20           7.26 - 8.83

  BHFTI Brighthouse Small Cap    2018       1.01        1.30 - 2.35     (17.21) - (16.08)
     Value Sub-Account           2017       0.91        1.30 - 2.35          9.11 - 10.54
                                 2016       1.07        1.30 - 2.35         28.21 - 29.86
                                 2015       0.10        1.30 - 2.35       (7.61) - (6.43)
                                 2014       0.05        1.30 - 2.35         (0.65) - 0.55

  BHFTI Brighthouse/Aberdeen     2018       2.64        0.75 - 2.35     (16.19) - (14.83)
     Emerging Markets Equity     2017       1.10        0.75 - 2.35         25.36 - 27.37
     Sub-Account                 2016       0.99        0.75 - 2.35          8.91 - 10.67
                                 2015       1.84        0.75 - 2.35     (15.82) - (14.46)
                                 2014       0.85        0.75 - 2.35       (8.69) - (7.22)

  BHFTI Brighthouse/Eaton        2018       3.51        1.30 - 2.35       (2.03) - (0.99)
     Vance Floating Rate         2017       3.73        1.30 - 2.35           1.28 - 2.34
     Sub-Account                 2016       3.98        1.30 - 2.35           6.73 - 7.86
                                 2015       3.55        1.30 - 2.35       (3.14) - (2.12)
                                 2014       3.36        1.30 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin     2018       1.79        0.75 - 2.20       (1.76) - (0.32)
     Low Duration Total Return   2017       1.42        0.75 - 2.20         (0.87) - 0.58
     Sub-Account                 2016       2.95        0.75 - 2.20           0.89 - 2.36
                                 2015       3.03        0.75 - 2.20       (2.79) - (1.36)
                                 2014       2.11        0.75 - 2.20         (1.14) - 0.30

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Brighthouse/Templeton   2018       336,511    11.94 - 13.22       4,378,565
     International Bond         2017       360,230    12.04 - 13.19       4,678,664
     Sub-Account                2016       361,455    12.24 - 13.27       4,730,866
                                2015       363,028    12.36 - 13.25       4,753,496
                                2014       375,394    13.13 - 13.93       5,173,631

  BHFTI                         2018       348,841    16.84 - 21.39       7,274,536
     Brighthouse/Wellington     2017       400,456    18.34 - 23.03       8,998,929
     Large  Cap Research        2016       421,113    15.34 - 19.04       7,818,355
     Sub-Account                2015       440,038    14.45 - 17.73       7,612,595
                                2014       469,413    14.11 - 17.11       7,846,047

  BHFTI Clarion Global Real     2018     1,446,945    15.80 - 26.98      26,223,540
     Estate Sub-Account         2017     1,568,111    17.69 - 29.86      31,612,221
                                2016     1,688,991    16.34 - 27.28      31,167,299
                                2015     1,794,608    16.56 - 27.35      33,355,379
                                2014     2,046,417    17.18 - 28.08      39,064,246

  BHFTI ClearBridge             2018     4,649,267    12.98 - 22.12      71,866,591
     Aggressive Growth          2017     5,163,312    14.16 - 24.08      87,171,564
     Sub-Account                2016     5,827,981    12.13 - 20.57      84,280,301
                                2015     6,631,372    11.98 - 20.25      94,887,012
                                2014     7,869,613    12.66 - 21.35     118,710,076

  BHFTI Fidelity                2018       538,593    10.13 - 11.33       5,938,080
     Institutional Asset        2017       491,590    10.37 - 11.42       5,512,386
     Management(R) Government   2016       523,252    10.33 - 11.21       5,762,899
     Income Sub-Account         2015       467,757    10.42 - 11.15       5,156,568
                                2014       451,201    10.71 - 11.19       5,010,596

  BHFTI Harris Oakmark          2018     1,811,464    21.44 - 25.28      42,848,687
     International Sub-Account  2017     2,145,220    28.88 - 33.69      67,387,589
                                2016     2,406,649    22.67 - 26.17      59,096,362
                                2015     2,612,481    21.44 - 24.51      60,470,847
                                2014     2,546,821    22.97 - 26.00      63,128,946

  BHFTI Invesco Balanced-Risk   2018    10,641,133      1.09 - 1.19      12,151,873
     Allocation Sub-Account     2017    13,074,325      1.19 - 1.28      16,201,139
                                2016    13,924,976      1.10 - 1.18      15,907,275
                                2015    14,933,512      1.01 - 1.06      15,481,955
                                2014    16,687,571      1.07 - 1.12      18,299,573

  BHFTI Invesco Comstock        2018     4,831,901    15.96 - 19.87      92,001,894
     Sub-Account                2017     5,381,438    18.60 - 22.79     117,901,387
                                2016     6,085,911    16.14 - 19.45     114,185,355
                                2015     6,794,241    14.08 - 16.71     109,742,916
                                2014     7,316,140    15.33 - 17.90     126,997,201

  BHFTI Invesco Small Cap       2018     1,406,098    18.52 - 31.90      40,865,431
     Growth Sub-Account         2017     1,576,249    20.59 - 35.54      51,217,035
                                2016     1,791,853    16.62 - 28.72      47,404,585
                                2015     2,013,774    15.09 - 26.11      48,601,568
                                2014     2,146,901    15.52 - 26.91      53,534,493

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse/Templeton   2018        --         0.75 - 1.80         (0.81) - 0.24
     International Bond         2017        --         0.75 - 1.80       (1.64) - (0.61)
     Sub-Account                2016        --         0.75 - 1.80         (0.92) - 0.12
                                2015      8.12         0.75 - 1.80       (5.87) - (4.88)
                                2014      4.55         0.75 - 1.80         (0.66) - 0.38

  BHFTI                         2018      0.82         0.75 - 1.90       (8.17) - (7.10)
     Brighthouse/Wellington     2017      0.87         0.75 - 1.90         19.56 - 20.93
     Large  Cap Research        2016      2.21         0.75 - 1.90           6.15 - 7.38
     Sub-Account                2015      0.73         0.75 - 1.90           2.45 - 3.63
                                2014      0.72         0.75 - 1.90         11.28 - 12.57

  BHFTI Clarion Global Real     2018      5.94         0.75 - 2.25      (10.69) - (9.33)
     Estate Sub-Account         2017      3.48         0.75 - 2.25           8.29 - 9.92
                                2016      2.10         0.75 - 2.25         (1.37) - 0.12
                                2015      3.85         0.75 - 2.25       (3.60) - (2.14)
                                2014      1.61         0.75 - 2.25         10.75 - 12.42

  BHFTI ClearBridge             2018      0.60         0.75 - 2.35       (9.23) - (7.76)
     Aggressive Growth          2017      0.74         0.75 - 2.35         15.67 - 17.53
     Sub-Account                2016      0.42         0.75 - 2.35           0.30 - 1.91
                                2015      0.23         0.75 - 2.35       (6.27) - (4.75)
                                2014      0.14         0.75 - 2.35         16.13 - 18.00

  BHFTI Fidelity                2018      2.84         0.75 - 2.20       (2.25) - (0.82)
     Institutional Asset        2017      2.17         0.75 - 2.20           0.37 - 1.84
     Management(R) Government   2016      2.00         0.75 - 2.20         (0.89) - 0.56
     Income Sub-Account         2015      2.21         0.75 - 2.20       (1.76) - (0.32)
                                2014      2.52         0.75 - 1.95           5.48 - 6.75

  BHFTI Harris Oakmark          2018      1.76         1.30 - 2.35     (25.75) - (24.96)
     International Sub-Account  2017      1.62         1.30 - 2.35         27.41 - 28.75
                                2016      2.13         1.30 - 2.35           5.67 - 6.78
                                2015      3.10         1.30 - 2.35       (6.74) - (5.76)
                                2014      2.40         1.30 - 2.35       (7.98) - (7.01)

  BHFTI Invesco Balanced-Risk   2018      1.14         0.75 - 2.15       (8.44) - (7.14)
     Allocation Sub-Account     2017      3.78         0.75 - 2.15           7.67 - 9.18
                                2016      0.15         0.75 - 2.20          9.29 - 10.88
                                2015      2.82         0.75 - 2.20       (6.29) - (4.92)
                                2014        --         0.75 - 2.20           3.28 - 4.79

  BHFTI Invesco Comstock        2018      0.62         0.75 - 2.35     (14.21) - (12.81)
     Sub-Account                2017      2.25         0.75 - 2.35         15.29 - 17.14
                                2016      2.53         0.75 - 2.35         14.57 - 16.42
                                2015      2.86         0.75 - 2.35       (8.16) - (6.67)
                                2014      0.94         0.75 - 2.35           6.77 - 8.50

  BHFTI Invesco Small Cap       2018        --         1.30 - 2.35     (11.17) - (10.05)
     Growth Sub-Account         2017        --         1.30 - 2.35         22.43 - 23.87
                                2016        --         1.30 - 2.35          8.85 - 10.17
                                2015      0.01         1.30 - 2.35       (3.99) - (2.79)
                                2014        --         1.30 - 2.35           5.40 - 6.68

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  BHFTI JPMorgan Core Bond         2018     1,179,244    10.15 - 11.23      12,812,203
     Sub-Account                   2017     1,387,089    10.38 - 11.38      15,316,767
                                   2016     1,192,318    10.27 - 11.16      12,983,344
                                   2015     1,289,783    10.28 - 11.06      13,976,305
                                   2014     1,276,456    10.46 - 11.15      13,974,606

  BHFTI JPMorgan Global            2018    11,274,524      1.22 - 1.35      14,727,446
     Active Allocation             2017    11,548,791      1.35 - 1.46      16,459,301
     Sub-Account                   2016    11,950,928      1.18 - 1.26      14,777,253
                                   2015    11,943,206      1.17 - 1.24      14,519,235
                                   2014    10,177,694      1.19 - 1.23      12,428,836

  BHFTI JPMorgan Small Cap         2018       335,401    18.91 - 22.13       7,275,032
     Value Sub-Account             2017       369,732    22.39 - 25.90       9,403,867
                                   2016       370,317    22.09 - 25.26       9,191,747
                                   2015       405,607    17.25 - 19.50       7,786,967
                                   2014       445,880    18.99 - 21.23       9,322,634

  BHFTI Loomis Sayles Global       2018       592,193    17.81 - 20.34      11,535,397
     Markets Sub-Account           2017       624,052    19.27 - 21.79      13,060,560
                                   2016       651,629    16.04 - 17.95      11,273,406
                                   2015       792,857    15.68 - 17.35      13,296,474
                                   2014       864,355    15.85 - 17.37      14,577,450

  BHFTI MetLife Multi-Index        2018     5,672,619     1.23 - 13.24       9,817,871
     Targeted Risk Sub-Account     2017     6,436,270     1.35 - 14.37      12,362,576
                                   2016     2,797,436     1.19 - 12.53       5,881,726
                                   2015     3,142,871     1.16 - 12.10       5,960,197
                                   2014       632,711     1.20 - 12.34       1,705,989

  BHFTI MFS(R) Research            2018     5,024,558    13.88 - 25.47      87,005,436
     International Sub-Account     2017     5,405,160    16.51 - 29.81     110,320,331
                                   2016     6,134,222    13.17 - 23.39      98,661,995
                                   2015     6,494,721    13.59 - 23.75     106,874,590
                                   2014     7,049,593    14.15 - 24.32     119,840,057

  BHFTI Morgan Stanley Mid         2018     2,178,313    21.72 - 27.40      55,045,283
     Cap Growth Sub-Account        2017     2,510,513    20.10 - 25.03      58,318,150
                                   2016     2,899,820    14.64 - 17.99      48,634,370
                                   2015     3,072,912    16.30 - 19.77      56,830,754
                                   2014     3,399,968    17.49 - 20.95      66,846,250

  BHFTI Oppenheimer Global         2018     1,874,810     1.39 - 34.32      38,203,264
     Equity Sub-Account            2017     2,006,511     1.62 - 39.81      47,850,909
                                   2016     2,375,953     1.20 - 29.34      41,464,839
                                   2015     2,485,407     1.21 - 29.49      44,037,305
                                   2014     2,653,328     1.18 - 28.59      47,270,650

  BHFTI PanAgora Global            2018       535,661      1.03 - 1.10         571,634
     Diversified Risk Sub-Account  2017       980,593      1.14 - 1.20       1,152,304
     (Commenced 4/28/2014)         2016     1,024,246      1.04 - 1.08       1,083,292
                                   2015        83,104      0.96 - 0.98          79,969
                                   2014        88,081      1.03 - 1.04          91,098

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI JPMorgan Core Bond         2018      2.72         1.30 - 2.25       (2.22) - (1.28)
     Sub-Account                   2017      2.40         1.30 - 2.25           1.02 - 1.98
                                   2016      2.70         1.30 - 2.25         (0.04) - 0.91
                                   2015      2.32         1.30 - 2.25       (1.75) - (0.81)
                                   2014      1.41         1.30 - 2.25           2.75 - 3.73

  BHFTI JPMorgan Global            2018      1.60         0.75 - 2.20       (9.22) - (7.88)
     Active Allocation             2017      2.56         0.75 - 2.15         14.18 - 15.79
     Sub-Account                   2016      2.12         0.75 - 2.15           0.71 - 2.13
                                   2015      2.72         0.75 - 2.15         (1.25) - 0.14
                                   2014      1.09         0.75 - 2.15           4.70 - 6.18

  BHFTI JPMorgan Small Cap         2018      1.06         0.75 - 1.90     (15.54) - (14.55)
     Value Sub-Account             2017      1.17         0.75 - 1.90           1.37 - 2.54
                                   2016      1.60         0.75 - 1.90         28.05 - 29.53
                                   2015      1.13         0.75 - 1.90       (9.18) - (8.12)
                                   2014      0.88         0.75 - 1.90           2.41 - 3.59

  BHFTI Loomis Sayles Global       2018      1.85         1.30 - 2.35       (7.60) - (6.62)
     Markets Sub-Account           2017      1.35         1.30 - 2.35         20.12 - 21.39
                                   2016      1.77         1.30 - 2.35           2.34 - 3.42
                                   2015      1.57         1.30 - 2.35       (1.12) - (0.08)
                                   2014      2.02         1.30 - 2.35           1.06 - 2.13

  BHFTI MetLife Multi-Index        2018      1.74         0.75 - 2.20       (9.22) - (7.88)
     Targeted Risk Sub-Account     2017      1.71         0.75 - 2.20         13.04 - 14.68
                                   2016      1.20         0.75 - 2.20           2.09 - 3.58
                                   2015      1.20         0.75 - 2.10       (3.26) - (1.95)
                                   2014        --         0.75 - 2.10           6.99 - 8.44

  BHFTI MFS(R) Research            2018      2.00         0.75 - 2.25     (15.92) - (14.54)
     International Sub-Account     2017      1.79         0.75 - 2.25         25.31 - 27.42
                                   2016      2.05         0.75 - 2.25       (3.08) - (1.51)
                                   2015      2.77         0.75 - 2.25       (3.96) - (2.33)
                                   2014      2.28         0.75 - 2.25       (9.02) - (7.52)

  BHFTI Morgan Stanley Mid         2018        --         0.75 - 1.90           8.07 - 9.47
     Cap Growth Sub-Account        2017      0.16         0.75 - 1.90         37.29 - 39.17
                                   2016        --         0.75 - 1.90      (10.18) - (9.05)
                                   2015        --         0.75 - 1.90       (6.81) - (5.59)
                                   2014      0.01         0.75 - 1.90         (0.89) - 0.43

  BHFTI Oppenheimer Global         2018      1.00         0.75 - 1.90     (14.79) - (13.80)
     Equity Sub-Account            2017      0.90         0.75 - 1.90         34.17 - 35.72
                                   2016      0.92         0.75 - 1.90       (1.66) - (0.52)
                                   2015      0.94         0.75 - 1.90           1.98 - 3.29
                                   2014      0.83         0.75 - 1.90           0.22 - 1.54

  BHFTI PanAgora Global            2018        --         0.75 - 2.15       (9.57) - (8.29)
     Diversified Risk Sub-Account  2017        --         0.75 - 2.15         10.21 - 11.76
     (Commenced 4/28/2014)         2016      4.77         0.75 - 2.15          8.76 - 10.29
                                   2015      0.51         0.75 - 1.70       (7.07) - (6.18)
                                   2014      0.42         0.75 - 1.70           3.37 - 4.04

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI PIMCO Inflation        2018     4,859,109    12.34 - 15.86      71,198,525
     Protected Bond            2017     5,338,606    12.95 - 16.37      81,095,258
     Sub-Account               2016     5,428,636    12.81 - 15.94      80,538,491
                               2015     5,839,782    12.49 - 15.30      83,573,880
                               2014     6,336,733    13.20 - 15.91      94,603,086

  BHFTI PIMCO Total Return     2018    18,318,708    15.55 - 20.84     345,106,971
     Sub-Account               2017    20,037,478    15.96 - 21.02     382,857,957
                               2016    20,696,610    15.62 - 20.23     382,284,408
                               2015    22,440,680    15.57 - 19.84     408,353,492
                               2014    24,952,895    15.92 - 19.95     459,097,636

  BHFTI Schroders Global       2018     7,826,883      1.20 - 1.32       9,950,446
     Multi-Asset Sub-Account   2017     5,547,511      1.35 - 1.47       7,863,375
                               2016     5,999,349      1.21 - 1.29       7,548,570
                               2015     6,949,271      1.17 - 1.23       8,392,160
                               2014     7,987,625      1.21 - 1.25       9,869,799

  BHFTI SSGA Growth and        2018     7,015,952    14.38 - 17.43     115,618,512
     Income ETF Sub-Account    2017     7,942,940    15.72 - 18.78     141,674,574
                               2016     8,781,559    13.87 - 16.33     136,702,524
                               2015     9,555,148    13.41 - 15.56     142,277,778
                               2014    10,537,079    13.98 - 15.99     161,695,055

  BHFTI SSGA Growth ETF        2018     2,419,973    14.46 - 17.52      38,512,802
     Sub-Account               2017     2,709,188    16.20 - 19.35      48,040,197
                               2016     3,010,392    13.84 - 16.29      45,313,708
                               2015     3,298,669    13.24 - 15.36      47,115,565
                               2014     3,836,551    13.85 - 15.84      56,855,881

  BHFTI T. Rowe Price Large    2018     4,808,502   28.89 - 109.24     440,696,268
     Cap Value Sub-Account     2017     5,396,442   32.00 - 121.01     551,711,580
                               2016     6,154,931   27.52 - 104.07     544,732,180
                               2015     6,924,886    23.89 - 90.32     535,758,843
                               2014     7,848,070    24.91 - 94.21     637,621,963

  BHFTI T. Rowe Price Mid Cap  2018     3,147,177    19.22 - 24.45      68,259,824
     Growth Sub-Account        2017     3,555,842    20.12 - 25.21      80,121,936
                               2016     3,917,608    16.49 - 20.38      71,915,683
                               2015     4,314,401    15.88 - 19.35      75,659,023
                               2014     4,901,860    15.22 - 18.30      81,905,190

  BHFTI Victory Sycamore Mid   2018     3,293,119    31.51 - 42.96     129,345,097
     Cap Value Sub-Account     2017     3,671,304    35.86 - 48.18     162,408,333
                               2016     4,094,702    33.48 - 44.34     167,288,439
                               2015     4,441,107    29.63 - 38.68     159,124,999
                               2014     4,980,428    33.28 - 42.81     198,152,216

  BHFTI Wells Capital          2018       551,485    19.83 - 23.13      11,966,363
     Management Mid Cap Value  2017       625,533    23.42 - 27.03      15,947,251
     Sub-Account               2016       680,872    21.64 - 24.72      15,941,919
                               2015       722,802    19.57 - 22.12      15,223,734
                               2014       808,735    22.05 - 24.66      19,070,600

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI PIMCO Inflation        2018      1.59         0.75 - 2.35       (4.69) - (3.14)
     Protected Bond            2017      1.56         0.75 - 2.35           1.07 - 2.70
     Sub-Account               2016        --         0.75 - 2.35           2.55 - 4.20
                               2015      4.93         0.75 - 2.35       (5.36) - (3.83)
                               2014      1.54         0.75 - 2.35           0.50 - 2.12

  BHFTI PIMCO Total Return     2018      1.37         0.75 - 2.35       (2.56) - (0.82)
     Sub-Account               2017      1.76         0.75 - 2.35           2.08 - 3.89
                               2016      2.57         0.75 - 2.35           0.23 - 1.98
                               2015      5.31         0.75 - 2.35       (2.32) - (0.57)
                               2014      2.36         0.75 - 2.35           1.77 - 3.61

  BHFTI Schroders Global       2018      1.63         0.75 - 2.20     (11.41) - (10.10)
     Multi-Asset Sub-Account   2017      0.80         0.75 - 2.20         11.82 - 13.44
                               2016      1.42         0.75 - 2.20           3.35 - 4.86
                               2015      1.03         0.75 - 2.20       (3.04) - (1.62)
                               2014      1.29         0.75 - 2.20           5.39 - 6.93

  BHFTI SSGA Growth and        2018      2.34         0.75 - 2.20       (8.57) - (7.22)
     Income ETF Sub-Account    2017      2.42         0.75 - 2.20         13.35 - 15.00
                               2016      2.36         0.75 - 2.20           3.48 - 4.99
                               2015      2.30         0.75 - 2.20       (4.10) - (2.70)
                               2014      2.26         0.75 - 2.20           3.51 - 5.02

  BHFTI SSGA Growth ETF        2018      2.03         0.75 - 2.20      (10.74) - (9.43)
     Sub-Account               2017      2.11         0.75 - 2.20         17.04 - 18.74
                               2016      2.16         0.75 - 2.20           4.55 - 6.08
                               2015      2.01         0.75 - 2.20       (4.44) - (3.04)
                               2014      1.88         0.75 - 2.20           3.09 - 4.59

  BHFTI T. Rowe Price Large    2018      1.87         0.75 - 2.35      (11.28) - (9.73)
     Cap Value Sub-Account     2017      2.09         0.75 - 2.35         14.24 - 16.28
                               2016      2.87         0.75 - 2.35         13.25 - 15.22
                               2015      1.59         0.75 - 2.35       (5.83) - (4.13)
                               2014      1.42         0.75 - 2.35         10.65 - 12.60

  BHFTI T. Rowe Price Mid Cap  2018        --         0.85 - 2.35       (4.48) - (3.02)
     Growth Sub-Account        2017        --         0.85 - 2.35         21.85 - 23.69
                               2016        --         0.85 - 2.35           3.75 - 5.32
                               2015        --         0.85 - 2.35           4.20 - 5.77
                               2014        --         0.85 - 2.35         10.16 - 11.82

  BHFTI Victory Sycamore Mid   2018      0.59         0.75 - 2.20     (12.11) - (10.72)
     Cap Value Sub-Account     2017      0.95         0.75 - 2.20           7.10 - 8.85
                               2016      0.67         0.75 - 2.20         12.99 - 14.80
                               2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                               2014      0.52         0.75 - 2.20           7.26 - 9.03

  BHFTI Wells Capital          2018      0.98         1.30 - 2.35     (15.32) - (14.42)
     Management Mid Cap Value  2017      1.06         1.30 - 2.35           8.22 - 9.36
     Sub-Account               2016      0.84         1.30 - 2.35         10.55 - 11.72
                               2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                               2014      0.55         1.30 - 2.35         10.60 - 11.77

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII Baillie Gifford        2018       993,877     9.39 - 17.51     13,116,579
     International Stock        2017     1,019,937    11.61 - 21.32     16,546,578
     Sub-Account                2016     1,223,325     8.81 - 15.94     14,917,094
                                2015     1,337,151     8.59 - 15.30     15,812,446
                                2014     1,494,334     8.99 - 15.78     18,395,360

  BHFTII BlackRock Bond         2018     1,243,556    50.88 - 76.41     88,430,582
     Income Sub-Account         2017     1,331,858    52.18 - 77.47     96,014,059
                                2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734
                                2014     1,410,212    51.53 - 73.91     97,653,432

  BHFTII BlackRock Capital      2018     1,186,950     2.66 - 76.41     11,432,231
     Appreciation Sub-Account   2017     1,282,351     2.64 - 75.17     11,555,941
                                2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029
                                2014     1,975,533     1.93 - 53.96     10,873,841

  BHFTII BlackRock              2018     5,489,056     8.34 - 10.87     51,886,956
     Ultra-Short Term Bond      2017     5,800,845     8.40 - 10.78     54,680,002
     Sub-Account                2016     6,971,036     8.54 - 10.80     66,180,659
                                2015     7,501,150     8.73 - 10.87     72,197,981
                                2014     8,144,077     8.92 - 10.95     79,776,703

  BHFTII Brighthouse Asset      2018     1,400,862    13.11 - 15.98     20,617,259
     Allocation 20 Sub-Account  2017     1,167,711    13.76 - 16.53     17,869,495
     (Commenced 4/28/2014)      2016       967,598    13.15 - 15.58     13,943,996
                                2015       717,455    12.86 - 15.02      9,970,866
                                2014       459,058    13.22 - 15.22      6,509,122

  BHFTII Brighthouse Asset      2018    54,182,854    13.57 - 17.02    859,734,021
     Allocation 40 Sub-Account  2017    61,035,350    14.53 - 17.94  1,025,469,677
     (Commenced 4/28/2014)      2016    68,430,242    13.44 - 16.33  1,052,085,077
                                2015    75,171,316    12.97 - 15.51  1,102,776,836
                                2014    84,501,252    13.43 - 15.80  1,268,860,895

  BHFTII Brighthouse Asset      2018   116,005,965    14.70 - 18.73  2,023,222,759
     Allocation 60 Sub-Account  2017   128,955,524    15.88 - 20.11  2,422,932,121
     (Commenced 4/28/2014)      2016   141,782,418    14.04 - 17.66  2,346,890,764
                                2015   155,063,013    13.29 - 16.61  2,423,700,431
                                2014   168,298,033    13.65 - 16.95  2,696,470,979

  BHFTII Brighthouse Asset      2018    76,178,468    15.20 - 19.85  1,328,960,478
     Allocation 80 Sub-Account  2017    84,293,005    16.77 - 21.77  1,624,574,554
     (Commenced 4/28/2014)      2016    94,037,132    14.27 - 18.40  1,542,949,172
                                2015   102,900,180    13.38 - 17.15  1,583,646,939
                                2014   113,396,391    13.81 - 17.57  1,801,099,928

  BHFTII Brighthouse/Artisan    2018     1,259,540    19.02 - 22.43     26,368,120
     Mid Cap Value Sub-Account  2017     1,397,872    22.49 - 26.25     34,392,233
                                2016     1,583,111    20.44 - 23.63     35,205,969
                                2015     1,752,245    17.04 - 19.51     32,306,647
                                2014     1,977,751    19.30 - 21.88     41,046,463

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII Baillie Gifford        2018      0.93         0.85 - 2.35     (19.13) - (17.90)
     International Stock        2017      1.00         0.85 - 2.35         31.77 - 33.75
     Sub-Account                2016      1.40         0.85 - 2.35           2.61 - 4.16
                                2015      1.45         0.85 - 2.35       (4.44) - (3.00)
                                2014      1.24         0.85 - 2.35       (5.59) - (4.16)

  BHFTII BlackRock Bond         2018      3.19         0.75 - 1.90       (2.50) - (1.36)
     Income Sub-Account         2017      2.93         0.75 - 1.90           1.90 - 3.07
                                2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                2014      3.26         0.75 - 1.90           4.80 - 6.01

  BHFTII BlackRock Capital      2018      0.12         0.75 - 1.90         (4.72) - 1.66
     Appreciation Sub-Account   2017      0.10         0.75 - 1.90         31.42 - 32.93
                                2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48
                                2014      0.06         0.75 - 1.90           6.85 - 8.08

  BHFTII BlackRock              2018      0.77         0.75 - 2.35         (0.82) - 0.79
     Ultra-Short Term Bond      2017      0.09         0.75 - 2.35       (1.70) - (0.12)
     Sub-Account                2016        --         0.75 - 2.35       (2.21) - (0.50)
                                2015        --         0.75 - 2.35       (2.32) - (0.75)
                                2014        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2018      2.33         0.75 - 2.20       (4.74) - (3.34)
     Allocation 20 Sub-Account  2017      2.10         0.75 - 2.20           4.61 - 6.14
     (Commenced 4/28/2014)      2016      3.56         0.75 - 2.20           2.26 - 3.75
                                2015      2.27         0.75 - 2.20       (2.75) - (1.33)
                                2014        --         0.75 - 2.20           1.43 - 2.43

  BHFTII Brighthouse Asset      2018      1.99         0.75 - 2.35       (6.63) - (5.12)
     Allocation 40 Sub-Account  2017      1.97         0.75 - 2.35           8.08 - 9.82
     (Commenced 4/28/2014)      2016      3.55         0.75 - 2.35           3.62 - 5.29
                                2015      0.27         0.75 - 2.35       (3.37) - (1.81)
                                2014        --         0.75 - 2.35           2.14 - 3.25

  BHFTII Brighthouse Asset      2018      1.64         0.75 - 2.35       (8.32) - (6.83)
     Allocation 60 Sub-Account  2017      1.72         0.75 - 2.35         12.07 - 13.88
     (Commenced 4/28/2014)      2016      3.15         0.75 - 2.35           4.62 - 6.30
                                2015      0.54         0.75 - 2.35       (3.56) - (2.01)
                                2014        --         0.75 - 2.35           2.91 - 4.03

  BHFTII Brighthouse Asset      2018      1.30         0.75 - 2.35      (10.26) - (8.80)
     Allocation 80 Sub-Account  2017      1.54         0.75 - 2.35         16.40 - 18.27
     (Commenced 4/28/2014)      2016      2.94         0.75 - 2.35           5.63 - 7.33
                                2015      0.33         0.75 - 2.35       (3.98) - (2.43)
                                2014        --         0.75 - 2.35           3.51 - 4.63

  BHFTII Brighthouse/Artisan    2018      0.38         1.30 - 2.35     (15.44) - (14.54)
     Mid Cap Value Sub-Account  2017      0.49         1.30 - 2.35          9.93 - 11.09
                                2016      0.86         1.30 - 2.35         19.80 - 21.07
                                2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                2014      0.53         1.30 - 2.35         (0.69) - 0.36

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII                          2018       192,758    19.37 - 22.45      4,045,572
     Brighthouse/Dimensional      2017       180,443    24.94 - 28.48      4,826,011
     International Small Company  2016       221,680    19.54 - 22.00      4,598,162
     Sub-Account                  2015       190,177    18.87 - 20.94      3,794,658
                                  2014       177,587    18.24 - 19.95      3,407,349

  BHFTII                          2018     7,071,945    20.51 - 75.21    229,409,483
     Brighthouse/Wellington       2017     8,065,026    21.05 - 75.85    265,876,710
     Core Equity Opportunities    2016     9,007,829    18.10 - 64.18    254,395,534
     Sub-Account                  2015     8,189,551    17.28 - 58.38    186,920,427
                                  2014     9,536,001    17.28 - 57.51    215,500,540

  BHFTII Frontier Mid Cap         2018       299,847    20.73 - 23.83      6,735,050
     Growth Sub-Account           2017       334,543    22.53 - 25.66      8,126,910
                                  2016       404,243    18.44 - 20.80      7,999,144
                                  2015       451,098    17.73 - 20.04      8,635,312
                                  2014       512,550    17.69 - 19.79      9,719,764

  BHFTII Jennison Growth          2018     5,185,554    12.07 - 35.77    116,272,297
     Sub-Account                  2017     5,851,692    12.22 - 36.04    132,795,952
                                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658
                                  2014     8,732,588     8.41 - 24.45    137,871,330

  BHFTII Loomis Sayles Small      2018       598,751    20.44 - 25.05     14,007,030
     Cap Growth Sub-Account       2017       663,494    20.78 - 25.17     15,636,930
                                  2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169
                                  2014       920,263    16.14 - 18.89     16,437,900

  BHFTII MetLife Aggregate        2018       364,861     1.80 - 18.88      6,162,312
     Bond Index Sub-Account       2017       380,179     1.82 - 19.12      6,496,838
                                  2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608
                                  2014       288,515     1.79 - 18.62      4,852,862

  BHFTII MetLife Mid Cap          2018       227,511    25.54 - 31.01      6,527,544
     Stock Index Sub-Account      2017       235,340    29.57 - 35.53      7,765,776
                                  2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895
                                  2014       215,497    23.48 - 27.35      5,502,778

  BHFTII MetLife MSCI EAFE(R)     2018       198,811    12.01 - 14.40      2,696,471
     Index Sub-Account            2017       196,043    14.29 - 16.98      3,143,926
                                  2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806
                                  2014       186,586    12.30 - 14.23      2,553,009

  BHFTII MetLife                  2018       178,320    25.13 - 30.13      5,014,307
     Russell 2000(R) Index        2017       201,681    28.94 - 34.38      6,488,648
     Sub-Account                  2016       184,537    25.88 - 30.47      5,270,961
                                  2015       190,582    21.88 - 25.53      4,560,702
                                  2014       206,428    23.42 - 27.09      5,229,295

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII                          2018      2.54         0.75 - 2.20     (22.30) - (21.16)
     Brighthouse/Dimensional      2017      1.99         0.75 - 2.20         27.62 - 29.47
     International Small Company  2016      1.86         0.75 - 2.20           3.52 - 5.04
     Sub-Account                  2015      1.66         0.75 - 2.20           3.45 - 4.96
                                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)

  BHFTII                          2018      1.64         0.75 - 2.35       (2.58) - (0.84)
     Brighthouse/Wellington       2017      1.45         0.75 - 2.35         16.17 - 18.18
     Core Equity Opportunities    2016      1.67         0.75 - 2.35           0.66 - 6.44
     Sub-Account                  2015      1.64         0.75 - 2.35         (0.11) - 1.50
                                  2014      0.57         0.75 - 2.35           7.88 - 9.62

  BHFTII Frontier Mid Cap         2018        --         1.30 - 2.25       (8.01) - (7.12)
     Growth Sub-Account           2017        --         1.30 - 2.25         22.16 - 23.33
                                  2016        --         1.30 - 2.25           2.82 - 3.80
                                  2015        --         1.30 - 2.35           0.22 - 1.28
                                  2014        --         1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018      0.13         0.75 - 2.35       (2.22) - (0.64)
     Sub-Account                  2017      0.10         0.75 - 2.35         33.82 - 35.97
                                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93

  BHFTII Loomis Sayles Small      2018        --         0.75 - 1.90       (1.62) - (0.47)
     Cap Growth Sub-Account       2017        --         0.75 - 1.90         24.31 - 25.74
                                  2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18

  BHFTII MetLife Aggregate        2018      2.79         0.75 - 2.20       (2.67) - (1.24)
     Bond Index Sub-Account       2017      2.74         0.75 - 2.20           0.70 - 2.17
                                  2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)
                                  2014      2.64         0.75 - 2.20           3.17 - 4.67

  BHFTII MetLife Mid Cap          2018      0.98         1.30 - 2.35     (13.63) - (12.71)
     Stock Index Sub-Account      2017      1.20         1.30 - 2.35         12.93 - 14.11
                                  2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)
                                  2014      0.77         1.30 - 2.35           6.68 - 7.80

  BHFTII MetLife MSCI EAFE(R)     2018      2.76         1.30 - 2.20     (16.00) - (15.24)
     Index Sub-Account            2017      2.40         1.30 - 2.20         21.84 - 22.94
                                  2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)
                                  2014      2.04         1.30 - 2.20       (8.37) - (7.54)

  BHFTII MetLife                  2018      0.86         1.30 - 2.20     (13.15) - (12.36)
     Russell 2000(R) Index        2017      1.18         1.30 - 2.20         11.82 - 12.83
     Sub-Account                  2016      1.08         1.30 - 2.20         18.29 - 19.36
                                  2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                  2014      0.95         1.30 - 2.20           2.45 - 3.38

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  BHFTII MetLife Stock Index     2018     2,093,474    18.65 - 24.55     48,425,461
     Sub-Account                 2017     2,193,082    19.83 - 26.14     54,193,877
                                 2016     2,342,862    16.54 - 21.84     48,567,319
                                 2015     2,202,886    15.02 - 19.86     41,518,624
                                 2014     2,387,218    15.06 - 19.94     45,315,772

  BHFTII MFS(R) Total Return     2018     1,526,483    17.91 - 81.83     75,142,956
     Sub-Account                 2017     1,706,359    19.36 - 87.54     89,218,290
                                 2016     1,883,922    17.58 - 78.63     88,274,296
                                 2015     2,072,502    16.43 - 72.73     89,837,469
                                 2014     2,313,121    16.79 - 73.57    102,015,958

  BHFTII MFS(R) Value            2018     5,148,170    14.28 - 31.19    153,243,562
     Sub-Account                 2017     5,592,115    16.28 - 35.02    187,397,059
                                 2016     6,204,163    14.16 - 30.00    178,751,424
                                 2015     6,742,392    12.69 - 26.49    172,254,488
                                 2014     7,443,156    13.03 - 26.79    192,672,878

  BHFTII Neuberger Berman        2018     1,285,117    21.08 - 33.55     35,513,817
     Genesis Sub-Account         2017     1,442,099    23.20 - 36.34     43,407,734
                                 2016     1,622,186    20.57 - 31.70     42,776,681
                                 2015     1,787,234    17.77 - 26.98     40,330,154
                                 2014     2,001,920     1.25 - 27.08     45,538,005

  BHFTII T. Rowe Price Large     2018     2,104,971    11.68 - 38.64     60,012,869
     Cap Growth Sub-Account      2017     2,387,060    12.09 - 39.35     69,682,941
                                 2016     2,648,316     9.27 - 29.64     59,328,183
                                 2015     2,826,823     9.33 - 29.38     63,119,491
                                 2014     3,204,113     8.64 - 26.75     66,005,148

  BHFTII T. Rowe Price Small     2018       346,280    34.28 - 43.12     13,283,108
     Cap Growth Sub-Account      2017       381,890    37.48 - 48.83     15,938,394
                                 2016       383,309    31.18 - 40.08     13,279,921
                                 2015       354,053    28.50 - 36.17     11,167,946
                                 2014       375,563    28.35 - 35.52     11,725,054

  BHFTII VanEck Global           2018       295,053      8.30 - 9.43      2,714,232
     Natural Resources           2017       320,499    11.90 - 13.35      4,194,269
     Sub-Account                 2016       296,411    12.23 - 13.55      3,944,489
                                 2015       369,982      8.56 - 9.50      3,455,455
                                 2014       301,045    13.01 - 14.23      4,214,021

  BHFTII Western Asset           2018     5,028,334    24.90 - 38.83    162,513,748
     Management Strategic Bond   2017     5,536,769    26.57 - 40.67    188,961,655
     Opportunities Sub-Account   2016     6,144,561    25.20 - 37.86    196,877,487
                                 2015       242,504    26.20 - 30.62      6,971,544
                                 2014       247,927    27.25 - 31.59      7,431,708

  BHFTII Western Asset           2018       213,839    14.64 - 18.20      3,555,467
     Management U.S. Government  2017       220,773    14.87 - 18.31      3,716,077
     Sub-Account                 2016       281,647    14.94 - 18.25      4,704,631
                                 2015       346,447    15.12 - 18.30      5,873,926
                                 2014       363,586    15.41 - 18.48      6,249,863

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII MetLife Stock Index     2018      1.62         1.30 - 2.20       (6.91) - (5.93)
     Sub-Account                 2017      1.58         1.30 - 2.20         18.60 - 19.85
                                 2016      1.80         1.30 - 2.20          8.96 - 10.12
                                 2015      1.56         1.30 - 2.20       (1.28) - (0.24)
                                 2014      1.51         1.30 - 2.20         10.64 - 11.79

  BHFTII MFS(R) Total Return     2018      2.12         0.75 - 1.90       (7.59) - (6.52)
     Sub-Account                 2017      2.32         0.75 - 1.90         10.06 - 11.33
                                 2016      2.70         0.75 - 1.90           6.87 - 8.11
                                 2015      2.40         0.75 - 1.90       (2.27) - (1.14)
                                 2014      2.21         0.75 - 1.90           6.32 - 7.55

  BHFTII MFS(R) Value            2018      1.25         0.75 - 2.35     (12.34) - (10.92)
     Sub-Account                 2017      1.83         0.75 - 2.35         14.86 - 16.71
                                 2016      2.02         0.75 - 2.35         11.45 - 13.24
                                 2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                 2014      1.55         0.75 - 2.25           8.10 - 9.74

  BHFTII Neuberger Berman        2018      0.17         0.75 - 2.35       (9.16) - (7.50)
     Genesis Sub-Account         2017      0.24         0.75 - 2.35         12.81 - 14.77
                                 2016      0.28         0.75 - 2.35         15.64 - 17.68
                                 2015      0.23         0.75 - 2.35       (1.95) - (0.27)
                                 2014      0.26         0.75 - 2.35       (2.62) - (0.84)

  BHFTII T. Rowe Price Large     2018      0.23         0.85 - 2.35       (3.46) - (1.78)
     Cap Growth Sub-Account      2017      0.11         0.85 - 2.35         30.39 - 32.73
                                 2016      0.01         0.85 - 2.35         (0.83) - 0.90
                                 2015      0.02         0.85 - 2.35           7.95 - 9.84
                                 2014      0.01         0.85 - 2.35           6.30 - 8.16

  BHFTII T. Rowe Price Small     2018      0.03         0.85 - 1.90       (8.55) - (7.57)
     Cap Growth Sub-Account      2017      0.14         0.85 - 1.90         20.24 - 21.85
                                 2016      0.12         0.85 - 1.90          9.38 - 10.80
                                 2015      0.05         0.85 - 1.90           0.54 - 1.84
                                 2014      0.01         0.85 - 1.90           4.64 - 6.00

  BHFTII VanEck Global           2018        --         0.75 - 2.00     (30.27) - (29.39)
     Natural Resources           2017        --         0.75 - 2.00       (2.70) - (1.48)
     Sub-Account                 2016      0.58         0.75 - 2.00         40.89 - 42.67
                                 2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                 2014      0.26         0.75 - 2.20     (20.59) - (19.43)

  BHFTII Western Asset           2018      5.20         0.75 - 2.35       (6.27) - (4.52)
     Management Strategic Bond   2017      3.76         0.75 - 2.35           5.43 - 7.42
     Opportunities Sub-Account   2016      2.23         0.75 - 2.35           3.36 - 7.49
                                 2015      4.73         1.30 - 1.90       (3.85) - (3.08)
                                 2014      5.28         1.30 - 1.90           3.31 - 4.00

  BHFTII Western Asset           2018      2.07         1.30 - 2.20       (1.51) - (0.61)
     Management U.S. Government  2017      2.39         1.30 - 2.20         (0.53) - 0.37
     Sub-Account                 2016      2.41         1.30 - 2.20       (1.18) - (0.28)
                                 2015      2.02         1.30 - 2.20       (1.88) - (0.99)
                                 2014      1.73         1.30 - 2.20           0.32 - 1.23

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------   ---------------  --------------
  DWS Government & Agency        2018        15,146     16.46 - 17.67         266,424
     Securities VIP Sub-Account  2017        17,638     16.67 - 17.83         313,252
                                 2016        17,308     16.70 - 17.78         306,704
                                 2015        20,500     16.80 - 17.82         363,287
                                 2014        22,588     17.11 - 18.08         406,056

  Fidelity(R) VIP                2018       191,244     20.36 - 92.34       4,651,416
     Equity-Income Sub-Account   2017       214,350    22.66 - 102.29       5,799,280
                                 2016       240,861     20.48 - 91.99       5,954,992
                                 2015       237,912     17.72 - 79.17       5,093,334
                                 2014       281,896     18.84 - 83.76       6,294,477

  Fidelity(R) VIP Growth         2018         4,044     24.90 - 25.03         100,687
     Opportunities Sub-Account   2017         6,893     22.45 - 22.58         154,749
                                 2016         7,041     16.93 - 17.02         119,170
                                 2015         7,249     17.11 - 17.20         124,010
                                 2014         8,443     16.43 - 16.52         138,688

  FTVIPT Templeton Foreign       2018     1,087,268     13.05 - 34.32      16,927,503
     VIP Sub-Account             2017     1,141,652     15.72 - 41.12      21,326,773
                                 2016     1,247,219     13.71 - 35.70      20,418,848
                                 2015     1,344,591     13.03 - 33.74      20,859,605
                                 2014     1,411,437     14.19 - 36.56      23,774,489

  Invesco V.I. International     2018       199,022     14.41 - 30.27       4,328,119
     Growth Sub-Account          2017       210,700     17.09 - 36.16       5,482,419
                                 2016       230,766     14.02 - 29.85       4,956,521
                                 2015       248,546     14.20 - 30.45       5,437,676
                                 2014       263,969     14.66 - 31.68       5,988,396

  PIMCO VIT High Yield           2018       197,787     20.39 - 23.09       4,376,037
     Sub-Account                 2017       218,034     21.35 - 24.03       5,032,186
                                 2016       246,210     20.41 - 22.83       5,415,580
                                 2015       276,491     18.50 - 20.57       5,486,232
                                 2014       311,582     19.17 - 21.19       6,384,603

  PIMCO VIT Low Duration         2018       376,934     13.53 - 15.24       5,455,359
     Sub-Account                 2017       530,918     13.74 - 15.39       7,755,436
                                 2016       566,101     13.82 - 15.39       8,295,577
                                 2015       568,417     13.89 - 15.37       8,388,727
                                 2014       580,004     14.11 - 15.52       8,692,822

  Putnam VT Equity Income        2018       517,006     27.99 - 33.52      16,529,861
     Sub-Account                 2017       586,901     31.17 - 36.91      20,735,893
                                 2016       695,231     26.75 - 31.31      20,896,054
                                 2015       784,971     23.99 - 27.75      20,986,060
                                 2014       910,786     25.22 - 28.84      25,431,923

  Putnam VT Sustainable          2018        69,569     25.33 - 33.60       1,966,913
     Leaders Sub-Account         2017        77,169     26.19 - 34.57       2,244,881
                                 2016        84,259     20.64 - 27.10       1,920,534
                                 2015        91,294     19.49 - 25.47       1,949,587
                                 2014        98,391     19.91 - 25.88       2,136,321

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  -----------------
  DWS Government & Agency        2018      2.81         1.40 - 1.80       (1.26) - (0.86)
     Securities VIP Sub-Account  2017      2.52         1.40 - 1.80         (0.14) - 0.26
                                 2016      3.06         1.40 - 1.80       (0.65) - (0.25)
                                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)
                                 2014      2.34         1.40 - 1.80           3.42 - 3.83

  Fidelity(R) VIP                2018      1.98         1.30 - 1.90      (10.27) - (9.57)
     Equity-Income Sub-Account   2017      1.45         1.30 - 1.90         10.54 - 11.33
                                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)
                                 2014      2.71         1.30 - 1.90           6.44 - 7.21

  Fidelity(R) VIP Growth         2018      0.13                1.40                 10.89
     Opportunities Sub-Account   2017      0.31                1.40                 32.65
                                 2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14
                                 2014      0.23                1.40                 10.64

  FTVIPT Templeton Foreign       2018      2.73         0.85 - 1.90     (17.04) - (15.99)
     VIP Sub-Account             2017      2.62         0.85 - 1.90         14.50 - 16.03
                                 2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)
                                 2014      1.91         0.85 - 1.90     (12.81) - (11.64)

  Invesco V.I. International     2018      1.84         0.85 - 1.90     (16.81) - (15.70)
     Growth Sub-Account          2017      1.29         0.85 - 1.90         20.42 - 21.96
                                 2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)
                                 2014      1.41         0.85 - 1.90       (1.79) - (0.52)

  PIMCO VIT High Yield           2018      5.09         1.30 - 1.90       (4.49) - (3.91)
     Sub-Account                 2017      4.87         1.30 - 1.90           4.61 - 5.23
                                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01

  PIMCO VIT Low Duration         2018      1.86         1.30 - 1.90       (1.56) - (0.96)
     Sub-Account                 2017      1.34         1.30 - 1.90         (0.55) - 0.04
                                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)

  Putnam VT Equity Income        2018      0.71         0.75 - 1.90      (10.22) - (9.18)
     Sub-Account                 2017      1.75         0.75 - 1.90         16.54 - 17.89
                                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82

  Putnam VT Sustainable          2018      0.01         1.30 - 1.90       (3.39) - (2.66)
     Leaders Sub-Account         2017      0.81         1.30 - 1.90         26.80 - 27.76
                                 2016      0.93         1.30 - 1.90           5.76 - 6.56
                                 2015      0.69         1.30 - 1.90       (2.17) - (1.46)
                                 2014      0.51         1.30 - 1.90         11.35 - 12.22

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Russell Global Real Estate  2018         9,494    37.71 - 37.75         358,094      4.44                1.40               (7.04)
     Securities Sub-Account   2017        12,217    40.57 - 40.60         495,679      3.44                1.40                10.25
                              2016        14,749    36.79 - 36.83         542,716      3.66                1.40                 1.59
                              2015        24,060    36.22 - 36.25         871,485      1.60                1.40               (1.15)
                              2014        27,947    36.64 - 36.67       1,024,007      3.21                1.40                13.15

  Russell International       2018        96,809    17.13 - 17.19       1,658,403      1.64                1.40              (16.06)
     Developed Markets        2017       115,748    20.41 - 20.48       2,362,328      2.47                1.40                23.24
     Sub-Account              2016       151,347    16.56 - 16.62       2,506,309      3.22                1.40                 0.94
                              2015       162,224    16.40 - 16.47       2,661,460      1.17                1.40               (2.69)
                              2014       183,050    16.86 - 16.92       3,086,079      1.97                1.40               (5.78)

  Russell Strategic Bond      2018       147,554    19.81 - 19.89       2,923,912      2.09                1.40               (2.20)
     Sub-Account              2017       208,294    20.26 - 20.34       4,220,281      1.34                1.40                 2.42
                              2016       268,809    19.78 - 19.86       5,317,684      1.58                1.40                 1.67
                              2015       299,764    19.46 - 19.53       5,832,706      2.35                1.40               (1.53)
                              2014       326,880    19.76 - 19.83       6,459,200      1.56                1.40                 3.99

  Russell U.S. Small Cap      2018        41,065    21.88 - 21.94         898,544      0.46                1.40              (13.20)
     Equity Sub-Account       2017        46,475    25.20 - 25.27       1,171,613      0.18                1.40                13.88
                              2016        59,458    22.13 - 22.19       1,316,184      0.83                1.40                17.01
                              2015        63,858    18.91 - 18.97       1,208,068      0.67                1.40               (8.48)
                              2014        74,169    20.67 - 20.72       1,533,014      0.25                1.40                 0.15

  Russell U.S. Strategic      2018       218,528    23.05 - 23.13       5,037,195      1.14                1.40              (10.91)
     Equity Sub-Account       2017       251,011    25.87 - 25.96       6,494,091      1.04                1.40                19.12
                              2016       325,131    21.72 - 21.79       7,061,253      1.04                1.40                 9.10
                              2015       360,251    19.90 - 19.98       7,171,525      0.83                1.40               (0.30)
                              2014       430,624    19.96 - 20.04       8,598,156      1.18                1.40                10.15

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

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                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (5)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (25)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (25)


2.             Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (4)


   (a) Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)
               (25)


   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (27)


   (ii) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (19)

   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (28)


   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (29)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (3)


   (ii)        Enhanced Dollar Cost Averaging Rider (3)


   (iii)       Three Month Market Entry Rider (3)


   (iv)        Death Benefit Rider - (Principal Protection) (3)


   (v)         Death Benefit Rider - (Compounded-Plus) (3)


   (vi)        Death Benefit Rider - (Annual Step-Up) (3)


   (vii)       Guaranteed Minimum Income Benefit Rider - (GMIB) (3)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (3)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)


   (x)         Terminal Illness Rider (3)


   (xi)        Individual Retirement Annuity Endorsement (3)


   (xii)       Roth Individual Retirement Annuity Endorsement (3)


   (xiii)      401 Plan Endorsement (3)


   (xiv)       Tax Sheltered Annuity Endorsement (3)


   (xv)        Unisex Annuity Rates Rider (3)


   (xvi) Form of Endorsement (Name change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (2)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (10)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (11)


   (xix)       Individual Retirement Annuity Endorsement 7023.1 (9/02) (5)


   (xx)        Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (5)


   (xxi)       401(a)/403(a) Plan Endorsement 7025.1 (9/02) (5)


   (xxii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (5)


   (xxiii)     Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (5)


   (xxiv) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04) (5)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05) (23)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (23)


   (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (23)


   (xxviii)    Form of Contract Schedule 7028-3 (5/05) (23)


   (xxix) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (12)


   (xxx) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (7)


   (xxxi)      Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus) (8)


   (xxxii)     Form of Contract Schedule (Enhanced GMIB Plus) (8)


   (xxxiii) Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I) (9)


   (xxxiv)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)
               (12)


   (xxxv)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E
               (12)

   (xxxvi)     Purchase Payment Credit Rider (13)


   (xxxvii) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (9)


   (xxxviii)   Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08)
               (EDB I) (14)


   (xxxix)     Form of Contract Schedule MLI-EDB (4/08) (EDB I) (14)


   (xl) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II) (14)


   (xli) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II) (14)


   (xlii)      Spousal Continuation Endorsement MLI-GMIB (2-10)-E (16)


   (xliii)     Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (17)


   (xliv)      Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (18)


   (xlv)       Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (24)


   (xlvi)      Non-qualified Annuity Endorsement MLI-NQ (11/04)-I (25)


   (xlvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (25)


   (xlviii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16 (28)


5. (i)         Form of Variable Annuity Application (3)


   (ii) Form of Variable Annuity Application [Class VA] 7029 (7/04) APPVA-504VA (11)


   (iii) Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (12)


   (iv) Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606 (9)


   (v) Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (15)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (25)


   (ii)        Copy of the Bylaws of the Company (25)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (28)


   (iv)        Copy of Amended and Restated Bylaws of the Company (28)



7. (i) Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (26)



   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (30)


8. (i)(a)      Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (20)


     (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (21)


     (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (21)


     (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (25)

(ii)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 08-31-07) (22)


     (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (21)


     (iii) Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (28)


     (iv) Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (28)


9.             Opinion of Counsel (25)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Agreement Governing Contribution (1)



13.            Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, John
               L. Rosenthal, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)

------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

(3) incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.

(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(8) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on April 21, 2006.

(10) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on July 14, 2005.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 22, 2008.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.

(20) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.

(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.

(22) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.

(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2010.

(25) incorporated herein by reference to Registrant's N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on November 17, 2014.

(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.

(27) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.

(28) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

(29) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.

(30) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647

Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277







Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277

Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



The Registrant is a separate account of Brighthouse Life Insurance Company ("BLIC" or the "Company") under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)

         j.            TLA Holdings LLC (DE)
              (i.)         The Prospect Company (DE)
         k.            Euro T1 Investments LLC (DE)
         l.            TLA Holdings II LLC (DE)
    3.   Brighthouse Securities, LLC (DE)
    4.   Brighthouse Services, LLC (DE)
    5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 40,102 owners of qualified contracts and 32,447 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C

Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025.


ITEM 32. UNDERTAKINGS


a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 24th day of April, 2019.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 24, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 24, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney